Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q3PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 41
Franklin Global Real Estate VIP Fund 45
Franklin Growth and Income VIP Fund 48
Franklin Income VIP Fund 53
Franklin Large Cap Growth VIP Fund 64
Franklin Mutual Global Discovery VIP Fund 68
Franklin Mutual Shares VIP Fund 73
Franklin Rising Dividends VIP Fund 78
Franklin Small Cap Value VIP Fund 81
Franklin Small-Mid Cap Growth VIP Fund 85
Franklin Strategic Income VIP Fund 90
Franklin U.S. Government Securities VIP Fund 122
Franklin VolSmart Allocation VIP Fund 126
Templeton Developing Markets VIP Fund 135
Templeton Foreign VIP Fund 139
Templeton Global Bond VIP Fund 142
Templeton Growth VIP Fund 148
Notes to Schedules of Investments 152

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 55.5%
Aerospace & Defense 2.1%
BAE Systems plc ..................................... United Kingdom 94,519 $ 830,447
BWX Technologies, Inc. ................................ United States 3,401 171,308
Dassault Aviation SA ................................... France 4,649 528,948
General Dynamics Corp. ................................ United States 1,475 312,951
Lockheed Martin Corp. ................................. United States 3,847 1,486,058
MTU Aero Engines AG ................................. Germany 6,500 971,504
Northrop Grumman Corp. ............................... United States 5,680 2,671,417
Raytheon Technologies Corp. ............................ United States 42,748 3,499,351
a
Rolls-Royce Holdings plc ............................... United Kingdom 487,186 373,096
10,845,080
Air Freight & Logistics 0.7%
DSV A/S ............................................ Denmark 6,900 808,265
Nippon Express Holdings, Inc. ............................ Japan 2,500 127,059
United Parcel Service, Inc., B ............................ United States 15,843 2,559,278
3,494,602
Airlines 0.1%
a
Delta Air Lines, Inc. .................................... United States 3,861 108,340
a
International Consolidated Airlines Group SA ................. United Kingdom 207,081 214,014
322,354
Auto Components 0.4%
a
Aptiv plc ............................................ United States 6,580 514,622
Bridgestone Corp. ..................................... Japan 3,900 126,116
Continental AG ....................................... Germany 11,537 511,961
a
Faurecia SE ......................................... France 44,657 483,429
Lear Corp. .......................................... United States 558 66,787
Valeo .............................................. France 28,914 436,909
2,139,824
Automobiles 0.9%
Bayerische Motoren Werke AG ........................... Germany 17,754 1,203,384
Honda Motor Co. Ltd. .................................. Japan 27,700 601,188
a
Rivian Automotive, Inc., A ............................... United States 2,200 72,402
Stellantis NV ......................................... United States 71,944 849,878
a
Tesla, Inc. ........................................... United States 6,017 1,596,010
Thor Industries, Inc. ................................... United States 1,652 115,607
Toyota Motor Corp. .................................... Japan 4,500 58,811
4,497,280
Banks 2.9%
Bank of America Corp. ................................. United States 110,936 3,350,267
Comerica, Inc. ....................................... United States 3,222 229,084
Commonwealth Bank of Australia ......................... Australia 7,764 451,670
DBS Group Holdings Ltd. ............................... Singapore 30,600 707,881
FinecoBank Banca Fineco SpA ........................... Italy 78,660 971,540
First Horizon Corp. .................................... United States 16,531 378,560
FNB Corp. .......................................... United States 10,183 118,123
ING Groep NV ....................................... Netherlands 100,981 865,292
JPMorgan Chase & Co. ................................. United States 20,071 2,097,420
Kasikornbank PCL .................................... Thailand 127,592 483,230
b
KB Financial Group, Inc. ................................ South Korea 20,398 611,182
Lloyds Banking Group plc ............................... United Kingdom 1,401,068 633,237
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 37,300 168,956
NatWest Group plc .................................... United Kingdom 166,112 413,720
Popular, Inc. ......................................... United States 2,253 162,351

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Prosperity Bancshares, Inc. .............................. United States 1,126 $ 75,082
b
Shinhan Financial Group Co. Ltd. ......................... South Korea 24,904 573,983
Standard Chartered plc ................................. United Kingdom 207,931 1,300,458
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 22,300 618,125
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 105,700 581,350
US Bancorp ......................................... United States 15,108 609,155
15,400,666
Beverages 1.0%
Anheuser-Busch InBev SA/NV ........................... Belgium 1,570 71,119
Brown-Forman Corp., B ................................ United States 4,091 272,338
c
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 50,500 131,505
Constellation Brands, Inc., A ............................. United States 1,404 322,471
Kirin Holdings Co. Ltd. ................................. Japan 4,900 75,480
a
Monster Beverage Corp. ................................ United States 16,317 1,418,926
PepsiCo, Inc. ........................................ United States 15,201 2,481,715
Pernod Ricard SA ..................................... France 3,056 560,665
Suntory Beverage & Food Ltd. ........................... Japan 2,300 81,847
5,416,066
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 6,295 844,852
Amgen, Inc. ......................................... United States 5,299 1,194,394
CSL Ltd. ............................................ Australia 7,698 1,400,013
a
Exelixis, Inc. ......................................... United States 4,272 66,985
a
Genmab A/S ......................................... Denmark 3,200 1,029,384
Gilead Sciences, Inc. .................................. United States 1,201 74,090
a
Mirati Therapeutics, Inc. ................................ United States 600 41,904
a
Moderna, Inc. ........................................ United States 5,519 652,622
a
Neurocrine Biosciences, Inc. ............................. United States 909 96,545
a
PTC Therapeutics, Inc. ................................. United States 800 40,160
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,702 1,172,457
a
Swedish Orphan Biovitrum AB ............................ Sweden 5,363 103,652
a
Vertex Pharmaceuticals, Inc. ............................. United States 475 137,531
6,854,589
Building Products 0.3%
Allegion plc .......................................... United States 1,357 121,696
a
Builders FirstSource, Inc. ............................... United States 5,360 315,811
Carlisle Cos., Inc. ..................................... United States 258 72,346
Cie de Saint-Gobain ................................... France 13,327 476,539
Owens Corning ....................................... United States 3,021 237,481
Trane Technologies plc ................................. United States 2,656 384,615
1,608,488
Capital Markets 1.9%
3i Group plc ......................................... United Kingdom 20,891 250,836
Affiliated Managers Group, Inc. ........................... United States 940 105,139
Bank of New York Mellon Corp. (The) ...................... United States 18,860 726,487
BlackRock, Inc. ....................................... United States 365 200,852
Blackstone, Inc. ...................................... United States 1,000 83,700
Carlyle Group, Inc. (The) ................................ United States 4,549 117,546
Cboe Global Markets, Inc. ............................... United States 686 80,516
Charles Schwab Corp. (The) ............................. United States 25,379 1,823,989
CME Group, Inc. ...................................... United States 1,224 216,807
Deutsche Boerse AG ................................... Germany 8,387 1,374,924
Evercore, Inc., A ...................................... United States 1,090 89,653
FactSet Research Systems, Inc. .......................... United States 1,187 474,931

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Intercontinental Exchange, Inc. ........................... United States 3,555 $ 321,194
Intermediate Capital Group plc ........................... United Kingdom 55,000 593,286
Lazard Ltd., A ........................................ United States 2,137 68,021
LPL Financial Holdings, Inc. ............................. United States 2,478 541,393
Macquarie Group Ltd. .................................. Australia 4,800 468,289
MarketAxess Holdings, Inc. .............................. United States 300 66,747
MSCI, Inc. ........................................... United States 251 105,869
S&P Global, Inc. ...................................... United States 3,833 1,170,407
SBI Holdings, Inc. ..................................... Japan 4,300 77,156
SEI Investments Co. ................................... United States 3,252 159,511
Singapore Exchange Ltd. ............................... Singapore 11,100 72,820
Tradeweb Markets, Inc., A ............................... United States 3,100 174,902
UBS Group AG ....................................... Switzerland 31,046 450,414
9,815,389
Chemicals 1.7%
Air Products and Chemicals, Inc. .......................... United States 6,974 1,623,059
BASF SE ........................................... Germany 2,024 77,682
CF Industries Holdings, Inc. ............................. United States 6,517 627,261
c
Covestro AG, 144A, Reg S .............................. Germany 13,983 399,818
Ecolab, Inc. .......................................... United States 1,621 234,105
ICL Group Ltd. ....................................... Israel 20,041 160,480
Koninklijke DSM NV ................................... Netherlands 6,900 785,195
Linde plc ............................................ United Kingdom 1,885 508,177
LyondellBasell Industries NV, A ........................... United States 8,021 603,821
Mosaic Co. (The) ..................................... United States 3,719 179,739
Nissan Chemical Corp. ................................. Japan 3,200 142,941
Nitto Denko Corp. ..................................... Japan 4,500 243,631
Novozymes A/S, B .................................... Denmark 746 37,486
OCI NV ............................................. Netherlands 3,235 118,444
PPG Industries, Inc. ................................... United States 8,493 940,090
Sherwin-Williams Co. (The) .............................. United States 2,080 425,880
Shin-Etsu Chemical Co. Ltd. ............................. Japan 1,100 108,841
Sika AG ............................................ Switzerland 3,400 683,372
Symrise AG ......................................... Germany 9,705 946,406
Tosoh Corp. ......................................... Japan 5,600 62,408
Westlake Corp. ....................................... United States 821 71,328
8,980,164
Commercial Services & Supplies 0.1%
Cintas Corp. ......................................... United States 274 106,364
Dai Nippon Printing Co. Ltd. ............................. Japan 5,600 112,180
Republic Services, Inc. ................................. United States 3,972 540,351
758,895
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................... United States 779 87,941
Cisco Systems, Inc. ................................... United States 41,218 1,648,720
a
F5, Inc. ............................................. United States 569 82,351
Motorola Solutions, Inc. ................................. United States 7,274 1,629,158
3,448,170
Construction Materials 0.3%
CRH plc ............................................ Ireland 18,049 580,339
Martin Marietta Materials, Inc. ............................ United States 3,378 1,088,020
1,668,359

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.4%
American Express Co. ................................. United States 13,630 $ 1,838,823
a
Credit Acceptance Corp. ................................ United States 213 93,294
Synchrony Financial ................................... United States 6,716 189,324
2,121,441
Containers & Packaging 0.0%
†
Packaging Corp. of America ............................. United States 1,318 147,998
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 811 121,099
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. ............................ United States 944 77,644
H&R Block, Inc. ....................................... United States 5,137 218,528
296,172
Diversified Financial Services 0.6%
a
Berkshire Hathaway, Inc., B .............................. United States 7,506 2,004,252
Eurazeo SE ......................................... France 1,364 71,179
a
EXOR NV ........................................... Netherlands 6,635 425,814
Housing Development Finance Corp. Ltd. ................... India 25,695 715,381
ORIX Corp. .......................................... Japan 4,700 65,836
Sofina SA ........................................... Belgium 489 84,400
3,366,862
Diversified Telecommunication Services 0.4%
AT&T, Inc. ........................................... United States 33,238 509,871
Bezeq The Israeli Telecommunication Corp. Ltd. .............. Israel 24,256 39,617
c
Cellnex Telecom SA, 144A, Reg S ......................... Spain 17,000 524,419
Deutsche Telekom AG .................................. Germany 4,400 74,899
Nippon Telegraph & Telephone Corp. ...................... Japan 33,300 898,085
2,046,891
Electric Utilities 0.7%
Acciona SA .......................................... Spain 771 135,515
American Electric Power Co., Inc. ......................... United States 6,062 524,060
Edison International ................................... United States 19,358 1,095,276
Elia Group SA/NV ..................................... Belgium 1,018 119,795
Endesa SA .......................................... Spain 3,852 57,858
Exelon Corp. ......................................... United States 19,325 723,914
NextEra Energy, Inc. ................................... United States 5,392 422,787
NRG Energy, Inc. ..................................... United States 7,377 282,318
Power Assets Holdings Ltd. .............................. Hong Kong 42,000 210,537
Red Electrica Corp. SA ................................. Spain 12,665 194,362
a
Tokyo Electric Power Co. Holdings, Inc. ..................... Japan 18,000 57,533
3,823,955
Electrical Equipment 0.5%
Acuity Brands, Inc. .................................... United States 1,077 169,595
AMETEK, Inc. ........................................ United States 1,618 183,497
Eaton Corp. plc ....................................... United States 6,215 828,833
Emerson Electric Co. .................................. United States 3,531 258,540
Fuji Electric Co. Ltd. ................................... Japan 4,000 146,588
Prysmian SpA ........................................ Italy 3,254 93,212
Schneider Electric SE .................................. United States 2,551 288,152
Vertiv Holdings Co. .................................... United States 70,852 688,682
2,657,099

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 7,466 $ 499,923
Avnet, Inc. .......................................... United States 3,027 109,335
Hirose Electric Co. Ltd. ................................. Japan 900 118,018
Jabil, Inc. ........................................... United States 4,191 241,863
Keyence Corp. ....................................... Japan 500 165,263
a
Keysight Technologies, Inc. .............................. United States 2,202 346,507
TDK Corp. .......................................... Japan 3,400 104,948
TE Connectivity Ltd. ................................... Switzerland 23,248 2,565,649
Yokogawa Electric Corp. ................................ Japan 7,000 110,268
4,261,774
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 56,893 713,982
a
Tecnicas Reunidas SA ................................. Spain 21,074 123,823
837,805
Entertainment 0.6%
a
CTS Eventim AG & Co. KGaA ............................ Germany 18,000 740,592
Electronic Arts, Inc. .................................... United States 2,534 293,209
a
Netflix, Inc. .......................................... United States 2,942 692,664
Nintendo Co. Ltd. ..................................... Japan 8,000 322,641
a
ROBLOX Corp., A ..................................... United States 3,300 118,272
a
Sea Ltd., ADR ........................................ Singapore 4,192 234,961
Square Enix Holdings Co. Ltd. ............................ Japan 1,000 43,097
a
Walt Disney Co. (The) .................................. United States 4,354 410,713
World Wrestling Entertainment, Inc., A ...................... United States 1,345 94,379
2,950,528
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp. .................................. United States 5,476 1,175,697
Apartment Income REIT Corp. ............................ United States 4,906 189,470
Crown Castle, Inc. ..................................... United States 2,885 417,027
Equinix, Inc. ......................................... United States 932 530,159
First Industrial Realty Trust, Inc. .......................... United States 4,094 183,452
Goodman Group ...................................... Australia 11,425 115,470
a
Klepierre SA ......................................... France 6,620 115,096
National Retail Properties, Inc. ........................... United States 4,297 171,279
Omega Healthcare Investors, Inc. ......................... United States 6,637 195,725
Public Storage ....................................... United States 3,424 1,002,582
Segro plc ........................................... United Kingdom 28,246 235,670
Vicinity Centres ....................................... Australia 66,097 73,697
Weyerhaeuser Co. .................................... United States 14,440 412,406
4,817,730
Food & Staples Retailing 0.5%
Albertsons Cos., Inc., A ................................. United States 5,024 124,897
Coles Group Ltd. ...................................... Australia 10,758 113,415
Costco Wholesale Corp. ................................ United States 372 175,684
Jeronimo Martins SGPS SA ............................. Portugal 5,206 96,959
Koninklijke Ahold Delhaize NV ............................ Netherlands 16,684 424,987
Kroger Co. (The) ...................................... United States 20,547 898,931
Sundrug Co. Ltd. ...................................... Japan 22,743 553,351
2,388,224
Food Products 0.5%
Archer-Daniels-Midland Co. ............................. United States 1,016 81,737
Danone SA .......................................... France 3,562 168,439

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Hershey Co. (The) .................................... United States 1,857 $ 409,413
Lamb Weston Holdings, Inc. ............................. United States 1,232 95,332
Nestle SA ........................................... United States 9,604 1,038,743
Tyson Foods, Inc., A ................................... United States 6,598 435,006
c
WH Group Ltd., 144A, Reg S ............................ Hong Kong 254,500 160,065
Yakult Honsha Co. Ltd. ................................. Japan 4,000 232,235
2,620,970
Gas Utilities 0.1%
National Fuel Gas Co. .................................. United States 2,742 168,770
Osaka Gas Co. Ltd. ................................... Japan 11,700 176,371
345,141
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................... United States 3,360 325,114
Alcon, Inc., (CHF Traded) ............................... Switzerland 15,119 878,194
Alcon, Inc., (USD Traded) ............................... Switzerland 11,142 648,241
Becton Dickinson and Co. ............................... United States 4,055 903,576
BioMerieux .......................................... France 1,287 101,807
Cochlear Ltd. ........................................ Australia 6,400 794,993
a
Dexcom, Inc. ......................................... United States 6,536 526,409
a
Edwards Lifesciences Corp. ............................. United States 4,809 397,368
a
Haemonetics Corp. .................................... United States 2,524 186,852
a
Hologic, Inc. ......................................... United States 7,697 496,610
Hoya Corp. .......................................... Japan 1,800 173,427
a
IDEXX Laboratories, Inc. ................................ United States 1,712 557,770
a
Intuitive Surgical, Inc. .................................. United States 5,753 1,078,342
Olympus Corp. ....................................... Japan 6,900 132,727
a
QuidelOrtho Corp. ..................................... United States 1,544 110,365
ResMed, Inc. ........................................ United States 354 77,278
Sonova Holding AG .................................... Switzerland 1,315 289,380
Stryker Corp. ........................................ United States 3,862 782,209
Teleflex, Inc. ......................................... United States 1,384 278,821
Zimmer Biomet Holdings, Inc. ............................ United States 725 75,799
8,815,282
Health Care Providers & Services 1.9%
a
Centene Corp. ....................................... United States 1,457 113,369
Cigna Corp. ......................................... United States 340 94,340
CVS Health Corp. ..................................... United States 8,061 768,778
Elevance Health, Inc. .................................. United States 5,416 2,460,164
Fresenius Medical Care AG & Co. KGaA .................... Germany 12,516 352,632
a
Guardant Health, Inc. .................................. United States 800 43,064
Humana, Inc. ........................................ United States 158 76,660
Laboratory Corp. of America Holdings ...................... United States 1,010 206,858
McKesson Corp. ...................................... United States 3,290 1,118,172
a
Molina Healthcare, Inc. ................................. United States 272 89,716
Sonic Healthcare Ltd. .................................. Australia 7,046 137,434
UnitedHealth Group, Inc. ................................ United States 8,809 4,448,897
9,910,084
Health Care Technology 0.0%
†
M3, Inc. ............................................ Japan 1,400 39,086
a
Veeva Systems, Inc., A ................................. United States 700 115,416
154,502

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 0.4%
a
Airbnb, Inc., A ........................................ United States 1,000 $ 105,040
a
Booking Holdings, Inc. ................................. United States 348 571,837
Choice Hotels International, Inc. .......................... United States 1,001 109,629
Compass Group plc ................................... United Kingdom 17,230 343,076
Domino's Pizza, Inc. ................................... United States 728 225,826
c
La Francaise des Jeux SAEM, 144A, Reg S ................. France 3,245 96,264
a
Las Vegas Sands Corp. ................................. United States 6,338 237,802
McDonald's Corp. ..................................... United States 2,144 494,706
Yum! Brands, Inc. ..................................... United States 1,420 151,003
2,335,183
Household Durables 0.2%
Barratt Developments plc ............................... United Kingdom 27,715 104,742
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 50,300 228,782
a
NVR, Inc. ........................................... United States 30 119,612
Persimmon plc ....................................... United Kingdom 2,465 33,710
Sekisui House Ltd. .................................... Japan 9,600 158,982
Sony Group Corp. ..................................... Japan 4,448 286,486
Taylor Wimpey plc ..................................... United Kingdom 50,568 49,238
981,552
Household Products 0.2%
Colgate-Palmolive Co. ................................. United States 9,852 692,103
Kimberly-Clark Corp. ................................... United States 606 68,199
Procter & Gamble Co. (The) ............................. United States 3,467 437,709
1,198,011
Independent Power and Renewable Electricity Producers 0.0%
†
RWE AG ............................................ Germany 3,480 127,917
Vistra Corp. .......................................... United States 3,069 64,449
192,366
Industrial Conglomerates 0.6%
3M Co. ............................................. United States 3,768 416,364
CK Hutchison Holdings Ltd. .............................. United Kingdom 165,500 911,284
Hitachi Ltd. .......................................... Japan 17,606 749,165
Honeywell International, Inc. ............................. United States 4,554 760,382
Siemens AG ......................................... Germany 645 63,047
2,900,242
Insurance 1.4%
AIA Group Ltd. ....................................... Hong Kong 79,146 658,962
American Financial Group, Inc. ........................... United States 2,051 252,129
Assured Guaranty Ltd. ................................. United States 1,817 88,034
Chubb Ltd. .......................................... United States 2,739 498,169
Japan Post Insurance Co. Ltd. ........................... Japan 6,100 85,428
Legal & General Group plc .............................. United Kingdom 111,330 265,731
Marsh & McLennan Cos., Inc. ............................ United States 8,017 1,196,858
Medibank Pvt Ltd. ..................................... Australia 86,392 193,100
MetLife, Inc. ......................................... United States 3,313 201,364
Progressive Corp. (The) ................................ United States 9,374 1,089,353
Prudential plc, (GBP Traded) ............................. Hong Kong 35,742 349,814
Prudential plc, (HKD Traded) ............................. Hong Kong 7,650 74,450
Sampo OYJ, A ....................................... Finland 2,629 112,242
Tokio Marine Holdings, Inc. .............................. Japan 21,000 373,197
Travelers Cos., Inc. (The) ............................... United States 6,012 921,038
Unum Group ......................................... United States 6,242 242,190

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
W R Berkley Corp. .................................... United States 3,372 $ 217,764
Zurich Insurance Group AG .............................. Switzerland 1,950 777,369
7,597,192
Interactive Media & Services 1.6%
a
Alphabet, Inc., A ...................................... United States 51,222 4,899,384
a
Alphabet, Inc., C ...................................... United States 11,857 1,140,051
c
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 16,899 95,831
a
Baidu, Inc., ADR ...................................... China 1,985 233,218
a
Match Group, Inc. ..................................... United States 683 32,613
a
Meta Platforms, Inc., A ................................. United States 15,466 2,098,427
8,499,524
Internet & Direct Marketing Retail 1.8%
a
Alibaba Group Holding Ltd. .............................. China 67,093 669,544
a
Amazon.com, Inc. ..................................... United States 54,968 6,211,384
a,c
Delivery Hero SE, 144A, Reg S ........................... South Korea 2,306 84,236
eBay, Inc. ........................................... United States 6,472 238,234
a
Etsy, Inc. ............................................ United States 721 72,194
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 14,651 227,274
a
MercadoLibre, Inc. .................................... Brazil 1,150 951,947
a
Prosus NV .......................................... China 11,795 613,685
a
Vipshop Holdings Ltd., ADR ............................. China 47,595 400,274
ZOZO, Inc. .......................................... Japan 3,900 78,061
9,546,833
IT Services 2.4%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 797 994,039
a
Amadeus IT Group SA ................................. Spain 21,950 1,017,712
Amdocs Ltd. ......................................... United States 3,830 304,294
Automatic Data Processing, Inc. .......................... United States 541 122,369
Cognizant Technology Solutions Corp., A .................... United States 2,314 132,916
a
DXC Technology Co. ................................... United States 25,263 618,438
Fujitsu Ltd. .......................................... Japan 3,200 350,850
a
Gartner, Inc. ......................................... United States 923 255,385
Genpact Ltd. ......................................... United States 5,615 245,769
Jack Henry & Associates, Inc. ............................ United States 2,256 411,201
Keywords Studios plc .................................. Ireland 38,000 969,326
Mastercard, Inc., A .................................... United States 3,751 1,066,559
Paychex, Inc. ........................................ United States 6,447 723,418
a
Paymentus Holdings, Inc., A ............................. United States 2,600 25,272
a
PayPal Holdings, Inc. .................................. United States 9,634 829,198
a
Shopify, Inc., A ....................................... Canada 19,200 517,248
a
Snowflake, Inc., A ..................................... United States 1,500 254,940
a
VeriSign, Inc. ........................................ United States 422 73,301
Visa, Inc., A .......................................... United States 20,494 3,640,759
Western Union Co. (The) ................................ United States 11,953 161,366
12,714,360
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 1,700 110,775
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. ............................... United States 3,185 387,137
Danaher Corp. ....................................... United States 2,987 771,512
Eurofins Scientific SE .................................. Luxembourg 861 51,115
a
Evotec SE ........................................... Germany 38,000 660,695
a
Illumina, Inc. ......................................... United States 1,446 275,883

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Mettler-Toledo International, Inc. .......................... United States 1,452 $ 1,574,142
a
QIAGEN NV, (EUR Traded) .............................. United States 914 38,065
a
QIAGEN NV, (USD Traded) .............................. United States 1,687 69,640
Sartorius Stedim Biotech ................................ France 334 102,455
Thermo Fisher Scientific, Inc. ............................ United States 3,233 1,639,745
a
Waters Corp. ........................................ United States 1,851 498,900
6,069,289
Machinery 1.5%
AGCO Corp. ......................................... United States 895 86,072
Allison Transmission Holdings, Inc. ........................ United States 3,019 101,921
Atlas Copco AB, B ..................................... Sweden 48,854 404,957
Deere & Co. ......................................... United States 8,285 2,766,279
Dover Corp. ......................................... United States 1,100 128,238
Illinois Tool Works, Inc. ................................. United States 8,021 1,448,994
Ingersoll Rand, Inc. .................................... United States 4,826 208,773
Komatsu Ltd. ........................................ Japan 18,000 327,716
Lincoln Electric Holdings, Inc. ............................ United States 1,674 210,455
Mitsubishi Heavy Industries Ltd. .......................... Japan 9,900 329,233
NGK Insulators Ltd. .................................... Japan 7,500 93,341
Otis Worldwide Corp. .................................. United States 10,319 658,352
PACCAR, Inc. ........................................ United States 2,425 202,948
a
Proterra, Inc. ......................................... United States 11,400 56,772
Rational AG ......................................... Germany 84 40,685
Snap-on, Inc. ........................................ United States 1,643 330,818
Stanley Black & Decker, Inc. ............................. United States 1,952 146,810
Xylem, Inc. .......................................... United States 2,400 209,664
7,752,028
Marine 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 96 169,598
ZIM Integrated Shipping Services Ltd. ...................... Israel 2,492 58,562
228,160
Media 1.1%
a,c
Ascential plc, Reg S ................................... United Kingdom 255,000 580,390
Cable One, Inc. ....................................... United States 261 222,646
a
Charter Communications, Inc., A .......................... United States 2,957 897,006
Comcast Corp., A ..................................... United States 42,760 1,254,151
CyberAgent, Inc. ...................................... Japan 66,400 559,037
a
DISH Network Corp., A ................................. United States 49,765 688,250
Informa plc .......................................... United Kingdom 76,025 434,532
Nexstar Media Group, Inc., A ............................. United States 556 92,768
a
S4 Capital plc ........................................ United Kingdom 118,822 191,438
a
Viaplay Group AB, B ................................... Sweden 34,000 660,512
5,580,730
Metals & Mining 0.5%
ArcelorMittal SA ...................................... Luxembourg 11,951 237,817
BHP Group Ltd. ...................................... Australia 33,099 822,779
Fortescue Metals Group Ltd. ............................. Australia 7,182 77,101
Freeport-McMoRan, Inc. ................................ United States 9,098 248,649
Glencore plc ......................................... Australia 9,770 51,339
Nucor Corp. ......................................... United States 3,886 415,763
Rio Tinto Ltd. ........................................ Australia 5,674 343,234
Sumitomo Metal Mining Co. Ltd. .......................... Japan 17,265 494,704
2,691,386

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multiline Retail 0.1%
a
Dollar Tree, Inc. ...................................... United States 561 $ 76,352
Macy's, Inc. .......................................... United States 8,703 136,376
Next plc ............................................ United Kingdom 1,604 85,130
Seria Co. Ltd. ........................................ Japan 14,748 257,516
555,374
Multi-Utilities 0.8%
DTE Energy Co. ...................................... United States 5,782 665,219
E.ON SE ............................................ Germany 76,864 590,559
Engie SA ........................................... France 6,865 79,020
National Grid plc ...................................... United Kingdom 5,351 55,081
Sempra Energy ....................................... United States 20,113 3,015,743
4,405,622
Oil, Gas & Consumable Fuels 2.5%
APA Corp. ........................................... United States 5,605 191,635
BP plc .............................................. United Kingdom 413,854 1,977,468
Chesapeake Energy Corp. .............................. United States 3,986 375,521
Chevron Corp. ....................................... United States 15,941 2,290,244
ConocoPhillips ....................................... United States 29,553 3,024,454
Devon Energy Corp. ................................... United States 1,295 77,868
Diamondback Energy, Inc. ............................... United States 570 68,662
Equinor ASA ......................................... Norway 12,708 419,190
Exxon Mobil Corp. ..................................... United States 8,077 705,203
Galp Energia SGPS SA, B .............................. Portugal 40,064 385,491
OMV AG ............................................ Austria 1,520 55,016
Repsol SA ........................................... Spain 29,944 344,082
Shell plc ............................................ Netherlands 67,072 1,663,843
TotalEnergies SE ..................................... France 10,727 503,278
Valero Energy Corp. ................................... United States 10,018 1,070,423
13,152,378
Personal Products 0.3%
Beiersdorf AG ........................................ Germany 978 96,106
Estee Lauder Cos., Inc. (The), A .......................... United States 500 107,950
a
Haleon plc, ADR ...................................... United Kingdom 99,650 606,868
L'Oreal SA .......................................... France 2,600 831,372
1,642,296
Pharmaceuticals 2.5%
Astellas Pharma, Inc. .................................. Japan 8,800 116,564
AstraZeneca plc ...................................... United Kingdom 6,398 703,297
AstraZeneca plc, ADR .................................. United Kingdom 5,614 307,872
Bayer AG ........................................... Germany 21,448 988,257
a
Catalent, Inc. ........................................ United States 6,689 484,016
Eli Lilly & Co. ........................................ United States 3,062 990,098
GSK plc ............................................ United States 53,867 777,951
Hikma Pharmaceuticals plc .............................. Jordan 39,000 587,821
Ipsen SA ............................................ France 1,173 108,567
Johnson & Johnson ................................... United States 10,879 1,777,193
Merck & Co., Inc. ..................................... United States 23,328 2,009,007
Novo Nordisk A/S, B ................................... Denmark 8,799 876,479
Orion OYJ, B ........................................ Finland 3,319 139,762
Pfizer, Inc. ........................................... United States 25,893 1,133,078
Roche Holding AG .................................... United States 3,192 1,039,101
Roche Holding AG, BR ................................. United States 356 139,064
Sanofi SA ........................................... France 2,678 203,931

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Zoetis, Inc. .......................................... United States 6,521 $ 966,999
13,349,057
Professional Services 0.7%
Adecco Group AG ..................................... Switzerland 20,956 578,377
a
Clarivate plc ......................................... United States 69,000 647,910
a
CoStar Group, Inc. .................................... United States 4,000 278,600
Equifax, Inc. ......................................... United States 1,090 186,859
Experian plc ......................................... United Kingdom 27,000 790,325
Persol Holdings Co. Ltd. ................................ Japan 2,400 44,392
Randstad NV ........................................ Netherlands 3,788 163,502
RELX plc ........................................... United Kingdom 4,398 107,463
Robert Half International, Inc. ............................ United States 3,332 254,898
Verisk Analytics, Inc. ................................... United States 661 112,720
Wolters Kluwer NV .................................... Netherlands 4,671 454,855
3,619,901
Real Estate Management & Development 0.1%
a
Fastighets AB Balder, B ................................. Sweden 19,826 79,140
a
Jones Lang LaSalle, Inc. ................................ United States 1,005 151,825
LEG Immobilien SE .................................... Germany 2,273 135,682
Mitsui Fudosan Co. Ltd. ................................ Japan 8,600 163,813
Nomura Real Estate Holdings, Inc. ........................ Japan 3,700 83,553
Sino Land Co. Ltd. .................................... Hong Kong 58,000 76,289
690,302
Road & Rail 0.5%
a
Avis Budget Group, Inc. ................................ United States 924 137,177
Canadian Pacific Railway Ltd. ............................ Canada 5,360 357,619
a
Hertz Global Holdings, Inc. .............................. United States 7,280 118,518
JB Hunt Transport Services, Inc. .......................... United States 1,150 179,883
Kintetsu Group Holdings Co. Ltd. ......................... Japan 5,500 183,097
Ryder System, Inc. .................................... United States 1,542 116,406
a
Uber Technologies, Inc. ................................. United States 20,982 556,023
Union Pacific Corp. .................................... United States 5,136 1,000,595
2,649,318
Semiconductors & Semiconductor Equipment 2.2%
ASML Holding NV ..................................... Netherlands 2,180 903,175
ASML Holding NV, NYRS ............................... Netherlands 1,912 794,149
Broadcom, Inc. ....................................... United States 358 158,956
Disco Corp. .......................................... Japan 200 44,086
Infineon Technologies AG ............................... Germany 26,515 580,285
Intel Corp. ........................................... United States 35,112 904,836
KLA Corp. ........................................... United States 236 71,421
Micron Technology, Inc. ................................. United States 11,568 579,557
Monolithic Power Systems, Inc. ........................... United States 1,200 436,080
NVIDIA Corp. ........................................ United States 12,934 1,570,058
NXP Semiconductors NV ............................... China 5,064 746,991
QUALCOMM, Inc. ..................................... United States 11,486 1,297,688
STMicroelectronics NV ................................. Singapore 18,749 582,697
SUMCO Corp. ....................................... Japan 10,900 126,983
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 53,586 708,718
Texas Instruments, Inc. ................................. United States 13,631 2,109,806
Tokyo Electron Ltd. .................................... Japan 1,000 246,369
11,861,855

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 4.9%
a
Adobe, Inc. .......................................... United States 2,156 $ 593,331
a
Atlassian Corp. plc, A .................................. United States 3,547 746,963
a
Autodesk, Inc. ........................................ United States 1,942 362,766
AVEVA Group plc ..................................... United Kingdom 22,000 759,016
a
Bill.com Holdings, Inc. .................................. United States 2,700 357,399
a
Cadence Design Systems, Inc. ........................... United States 8,504 1,389,809
a
Check Point Software Technologies Ltd. .................... Israel 1,942 217,543
a
Crowdstrike Holdings, Inc., A ............................. United States 300 49,443
a
CyberArk Software Ltd. ................................. United States 7,900 1,184,526
a
Fair Isaac Corp. ...................................... United States 784 323,016
a
Fortinet, Inc. ......................................... United States 20,151 990,019
a
Gitlab, Inc., A ........................................ United States 300 15,366
Intuit, Inc. ........................................... United States 2,185 846,294
a
Manhattan Associates, Inc. .............................. United States 1,950 259,408
Microsoft Corp. ....................................... United States 39,614 9,226,101
Nemetschek SE ...................................... Germany 1,691 80,270
a
Nice Ltd., ADR ....................................... Israel 4,600 865,904
Oracle Corp. ......................................... United States 10,876 664,197
a
Palo Alto Networks, Inc. ................................ United States 7,197 1,178,797
a
Paycom Software, Inc. ................................. United States 400 131,996
a
Procore Technologies, Inc. .............................. United States 200 9,896
a
PTC, Inc. ........................................... United States 3,021 315,996
Sage Group plc (The) .................................. United Kingdom 29,374 226,363
a
Salesforce, Inc. ....................................... United States 7,356 1,058,087
a
ServiceNow, Inc. ...................................... United States 2,155 813,749
SimCorp A/S ......................................... Denmark 12,500 703,477
a
Splunk, Inc. .......................................... United States 5,427 408,110
a
Synopsys, Inc. ....................................... United States 2,201 672,427
a
Teradata Corp. ....................................... United States 3,237 100,541
Trend Micro, Inc. ...................................... Japan 800 43,086
a
Tyler Technologies, Inc. ................................. United States 496 172,360
a
Unity Software, Inc. .................................... United States 3,894 124,063
WiseTech Global Ltd. .................................. Australia 2,358 77,042
a
Workday, Inc., A ...................................... United States 5,259 800,525
25,767,886
Specialty Retail 0.8%
Advance Auto Parts, Inc. ................................ United States 3,208 501,539
a
AutoNation, Inc. ...................................... United States 1,238 126,115
a
AutoZone, Inc. ....................................... United States 372 796,798
Home Depot, Inc. (The) ................................. United States 5,243 1,446,753
Industria de Diseno Textil SA ............................. Spain 7,632 157,507
JD Sports Fashion plc .................................. United Kingdom 29,142 32,104
Lithia Motors, Inc., A ................................... United States 300 64,365
Penske Automotive Group, Inc. ........................... United States 856 84,256
Tractor Supply Co. .................................... United States 2,469 458,938
a
Ulta Beauty, Inc. ...................................... United States 1,321 529,972
USS Co. Ltd. ......................................... Japan 3,300 50,960
Williams-Sonoma, Inc. ................................. United States 1,648 194,217
4,443,524
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. .......................................... United States 55,097 7,614,405
Canon, Inc. .......................................... Japan 6,800 148,514
Elecom Co. Ltd. ...................................... Japan 14,800 147,482
HP, Inc. ............................................. United States 12,707 316,659
b
Samsung Electronics Co. Ltd. ............................ South Korea 25,095 914,277

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Seiko Epson Corp. .................................... Japan 5,800 $ 79,188
9,220,525
Textiles, Apparel & Luxury Goods 0.4%
Burberry Group plc .................................... United Kingdom 12,336 246,407
Hermes International ................................... France 70 82,333
a
Lululemon Athletica, Inc. ................................ United States 481 134,468
LVMH Moet Hennessy Louis Vuitton SE .................... France 935 551,281
NIKE, Inc., B ......................................... United States 11,151 926,871
Pandora A/S ......................................... Denmark 2,891 135,192
2,076,552
Thrifts & Mortgage Finance 0.0%
†
MGIC Investment Corp. ................................. United States 9,601 123,085
New York Community Bancorp, Inc. ........................ United States 7,845 66,918
190,003
Tobacco 0.3%
Altria Group, Inc. ...................................... United States 9,982 403,073
Imperial Brands plc .................................... United Kingdom 49,991 1,027,913
Swedish Match AB .................................... Sweden 4,084 40,398
1,471,384
Trading Companies & Distributors 0.4%
Fastenal Co. ......................................... United States 7,200 331,488
Marubeni Corp. ....................................... Japan 4,600 40,133
Mitsubishi Corp. ...................................... Japan 26,000 711,032
WW Grainger, Inc. ..................................... United States 2,040 997,948
2,080,601
Water Utilities 0.0%
†
American Water Works Co., Inc. .......................... United States 1,619 210,729
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 20,900 610,975
a
T-Mobile US, Inc. ..................................... United States 1,073 143,964
754,939
Total Common Stocks (Cost $302,665,505) .....................................
293,473,360
Management Investment Companies 2.1%
Capital Markets 2.1%
Schwab U.S. TIPS ETF ................................. United States 219,598 11,375,176
Total Management Investment Companies (Cost $13,506,924) ....................
11,375,176
Units
Private Limited Partnership Funds 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 67,434 1,603,580
Total Private Limited Partnership Funds (Cost $1,742,860) .......................
1,603,580

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 10.3%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 $ 16,724
Senior Bond, 3.25%, 2/01/35 ........................... United States 30,000 21,236
Senior Bond, 3.5%, 3/01/39 ............................ United States 200,000 133,890
Senior Bond, 5.705%, 5/01/40 .......................... United States 30,000 26,279
Senior Bond, 5.805%, 5/01/50 .......................... United States 60,000 52,274
Senior Bond, 5.93%, 5/01/60 ........................... United States 20,000 17,176
Senior Note, 4.875%, 5/01/25 .......................... United States 70,000 68,370
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 310,916
Senior Note, 5.15%, 5/01/30 ........................... United States 50,000 46,311
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 8,703
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 9,284
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 41,971
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,111
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 182,008
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,088
Raytheon Technologies Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 18,703
Senior Bond, 4.5%, 6/01/42 ............................ United States 300,000 257,508
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 16,087
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 20,256
1,275,895
Air Freight & Logistics 0.1%
FedEx Corp. , Senior Bond , 5.1% , 1/15/44 ...................
United States 400,000 338,784
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 80,196
418,980
Airlines 0.1%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 255,000 247,670
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 27,982
275,652
Automobiles 0.0%
†
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 18,743
Banks 2.3%
c
Banco de Chile , Senior Bond , 144A, 2.99% , 12/09/31 .......... Chile 200,000 155,573
Bancolombia SA , Senior Note , 3% , 1/29/25 ..................
Colombia 450,000 410,842
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 71,137
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 68,933
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 62,792
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 17,340
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 75,632
Senior Note, 3.004% to 12/19/22, FRN thereafter, 12/20/23 .... United States 40,000 39,793
Senior Note, 3.55% to 3/04/23, FRN thereafter, 3/05/24 ....... United States 30,000 29,771
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 200,000 197,345
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 133,274
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,375
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 95,116
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,238

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 960,000 $ 890,687
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 27,634
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ........................... Canada 50,000 47,946
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ....... Canada 10,000 8,401
c
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 200,000 186,500
Senior Note, 144A, 1.675% to 6/29/26, FRN thereafter, 6/30/27 . France 200,000 169,410
Canadian Imperial Bank of Commerce , Senior Note , 0.95% , 6/23/23
Canada 20,000 19,459
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 540,000 425,500
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 73,714
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 19,207
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 400,000 396,954
Senior Note, 3.352% to 4/23/24, FRN thereafter, 4/24/25 ...... United States 750,000 723,757
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 37,784
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 114,137
Sub. Bond, 5.5%, 9/13/25 ............................. United States 20,000 19,990
Sub. Bond, 4.45%, 9/29/27 ............................ United States 60,000 55,634
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 17,491
c
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 226,987
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 200,000 183,893
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 467,305
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 200,000 167,373
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 184,014
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,087,508
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 55,002
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 22,799
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 12,681
Senior Note, 1.514% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 50,000 48,828
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 72,936
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 55,368
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 54,432
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 158,686
Sub. Bond, 4.95%, 6/01/45 ............................ United States 20,000 16,755
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 242,524
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 200,000 197,977
c
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 200,000 196,887
d
PNC Financial Services Group, Inc. (The) , T , Junior Sub. Bond , 3.4%
to 9/14/26, FRN thereafter , Perpetual ..................... United States 400,000 299,511
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 44,091
Senior Note, 1.6%, 4/17/23 ............................ Canada 30,000 29,586
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 18,070
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 166,499
c
Societe Generale SA , Senior Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................... France 200,000 166,707
c
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 443,915
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 100,000 80,683

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 $ 9,145
Senior Note, 0.75%, 6/12/23 ........................... Canada 30,000 29,191
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 17,995
Senior Note, 4.693%, 9/15/27 .......................... Canada 200,000 193,555
Truist Financial Corp. , Sub. Bond , 3.875% , 3/19/29 ............
United States 760,000 688,447
c
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 245,162
US Bancorp , Senior Note , 1.45% , 5/12/25 ...................
United States 40,000 36,763
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 150,000 123,439
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 30,000 24,368
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 220,000 190,487
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 40,000 39,072
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 54,849
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 100,000 96,797
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 ...... United States 850,000 811,545
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 56,160
Sub. Bond, 4.9%, 11/17/45 ............................ United States 90,000 73,864
12,010,222
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 87,144
Senior Note, 3.65%, 2/01/26 ........................... Belgium 30,000 28,847
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 58,511
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 375,579
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 25,494
Senior Bond, 4.5%, 6/01/50 ............................ Belgium 70,000 57,812
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 143,788
Coca-Cola Co. (The) ,
Senior Bond, 2.5%, 6/01/40 ............................ United States 10,000 7,010
Senior Note, 1.45%, 6/01/27 ........................... United States 20,000 17,309
Constellation Brands, Inc. ,
Senior Note, 3.6%, 5/09/24 ............................ United States 10,000 9,790
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,607
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,030
828,921
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 348,438
Senior Bond, 4.75%, 3/15/45 ........................... United States 100,000 86,150
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 32,162
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 95,237
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 36,686
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 78,863
Amgen, Inc. , Senior Bond , 2.45% , 2/21/30 ...................
United States 680,000 561,789
Gilead Sciences, Inc. ,
Senior Bond, 3.65%, 3/01/26 ........................... United States 10,000 9,515
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 8,735
1,257,575

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.1%
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 ...........
United States 230,000 $ 159,648
Fortune Brands Home & Security, Inc. , Senior Bond , 4% , 3/25/32 .
United States 400,000 332,522
492,170
Capital Markets 0.5%
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 206,749
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 150,000 144,966
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 425,000 408,836
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 126,763
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 53,736
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 25,808
Senior Note, 3.625%, 2/20/24 .......................... United States 40,000 39,333
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 38,252
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 200,000 171,285
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 193,252
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 41,876
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 20,000 18,663
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 860,000 774,511
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 36,028
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 300,000 259,576
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 76,530
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 45,896
c
UBS Group AG , Senior Note , 144A, 4.488% to 5/11/25, FRN
thereafter , 5/12/26 ................................... Switzerland 200,000 192,862
2,854,922
Commercial Services & Supplies 0.0%
†
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,492
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,195
Republic Services, Inc. , Senior Note , 2.5% , 8/15/24 ............
United States 10,000 9,556
28,243
Consumer Finance 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 2.45% , 10/29/26 ................................ Ireland 150,000 126,727
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 67,101
Senior Note, 4.05%, 5/03/29 ........................... United States 30,000 27,642
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 401,084
John Deere Capital Corp. ,
Senior Bond, 3.9%, 6/07/32 ............................ United States 75,000 68,935
Senior Bond, 4.35%, 9/15/32 ........................... United States 200,000 190,212
881,701
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 104,599
Diversified Financial Services 0.2%
c
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 324,764
c
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 394,602

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services (continued)
Shell International Finance BV ,
Senior Bond, 2.875%, 5/10/26 .......................... Netherlands 20,000 $ 18,650
Senior Bond, 2.75%, 4/06/30 ........................... Netherlands 50,000 42,737
Senior Bond, 4%, 5/10/46 ............................. Netherlands 20,000 15,970
Senior Bond, 3.25%, 4/06/50 ........................... Netherlands 40,000 28,219
824,942
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 40,000 29,652
Senior Bond, 3.5%, 9/15/53 ............................ United States 40,000 26,719
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 19,768
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 6,500
Senior Note, 1.65%, 2/01/28 ........................... United States 100,000 82,315
Orange SA , Senior Bond , 8.75% , 3/01/31 ...................
France 100,000 120,067
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 36,382
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 159,890
Senior Bond, 4.5%, 8/10/33 ............................ United States 100,000 90,277
Senior Bond, 2.85%, 9/03/41 ........................... United States 200,000 133,912
Senior Bond, 3.85%, 11/01/42 .......................... United States 100,000 76,892
Senior Bond, 2.875%, 11/20/50 ......................... United States 70,000 42,995
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 33,786
Senior Note, 2.355%, 3/15/32 .......................... United States 850,000 652,643
1,511,798
Electric Utilities 0.4%
c
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 15,731
c
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,021
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 160,835
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,063
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 214,956
c
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 139,115
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 589,867
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 9,779
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 700,000 560,394
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 18,469
c
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,277
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 7,289
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 6,422
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 6,110
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 8,098
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 300,000 264,360
c
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 224,100
2,252,886
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,247

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 $ 38,641
46,888
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 360,363
c
Schlumberger Holdings Corp. , Senior Note , 144A, 3.75% , 5/01/24 . United States 410,000 402,164
762,527
Entertainment 0.2%
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 406,540
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 165,843
c
Warnermedia Holdings, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 70,000 57,678
Senior Bond, 144A, 5.05%, 3/15/42 ...................... United States 210,000 157,499
Senior Bond, 144A, 5.141%, 3/15/52 ..................... United States 50,000 36,436
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 10,000 8,959
Senior Note, 144A, 4.054%, 3/15/29 ..................... United States 10,000 8,649
841,604
Equity Real Estate Investment Trusts (REITs) 0.2%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 360,000 279,755
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 595,000 537,788
817,543
Food & Staples Retailing 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 15,456
Kroger Co. (The) , Senior Bond , 5.4% , 1/15/49 ................
United States 400,000 373,717
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,374
397,547
Food Products 0.1%
c
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 146,996
c
Cargill, Inc. , Senior Note , 144A, 1.375% , 7/23/23 .............. United States 20,000 19,489
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 144A, 3.625% , 1/15/32 ...................... United States 200,000 156,655
Kraft Heinz Foods Co. ,
Senior Note, 3%, 6/01/26 ............................. United States 10,000 9,229
Senior Note, 3.75%, 4/01/30 ........................... United States 100,000 88,262
c
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 26,532
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 6,613
Mondelez International, Inc. , Senior Note , 1.5% , 5/04/25 ........
United States 20,000 18,302
472,078
Health Care Equipment & Supplies 0.0%
†
Abbott Laboratories ,
Senior Bond, 3.75%, 11/30/26 .......................... United States 30,000 29,132
Senior Bond, 4.9%, 11/30/46 ........................... United States 10,000 9,612
STERIS Irish FinCo. UnLtd. Co. , Senior Bond , 3.75% , 3/15/51 ....
United States 250,000 173,076
211,820

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 0.5%
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 $ 198,517
Cigna Corp. ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 79,668
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 17,775
Senior Bond, 4.9%, 12/15/48 ........................... United States 10,000 8,660
Senior Note, 3.75%, 7/15/23 ........................... United States 10,000 9,931
Senior Note, 4.125%, 11/15/25 ......................... United States 10,000 9,723
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 493,748
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 56,715
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,706
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 28,348
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 38,608
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 35,146
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 452,199
Senior Bond, 5.125%, 7/20/45 .......................... United States 100,000 87,790
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000 35,320
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 15,708
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 18,654
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 9,049
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 364,266
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 8,467
HCA, Inc. , Senior Bond , 4.5% , 2/15/27 .....................
United States 408,000 381,448
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 77,991
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 242,287
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 21,079
Senior Bond, 3.25%, 5/15/51 ........................... United States 10,000 6,969
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 22,433
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,729
Senior Note, 4%, 5/15/29 ............................. United States 20,000 18,656
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 27,892
2,786,482
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 250,000 206,994
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 8,873
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 24,119
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 36,511
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 24,471
300,968
Household Durables 0.1%
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 104,429
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 210,000 175,016
279,445
Household Products 0.1%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 400,598

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products (continued)
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 $ 8,969
409,567
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond, 3.05%, 4/15/30 ........................... United States 40,000 34,059
Senior Bond, 3.7%, 4/15/50 ............................ United States 10,000 7,299
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 .......
United States 10,000 9,215
50,573
Insurance 0.6%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 500,000 441,037
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 500,000 413,044
American International Group, Inc. , Senior Note , 2.5% , 6/30/25 ...
United States 10,000 9,339
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 500,000 415,297
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 205,056
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 16,691
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 153,538
c
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 8,993
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 222,688
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 260,779
c
Metropolitan Life Global Funding I ,
Secured Note, 144A, 0.9%, 6/08/23 ...................... United States 150,000 146,291
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 926,626
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 150,000 139,886
c
New York Life Global Funding , Senior Secured Note , 144A, 0.95% ,
6/24/25 ........................................... United States 10,000 8,971
c
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 8,794
3,377,030
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 7,747
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 6,436
Senior Bond, 2.05%, 8/15/50 ........................... United States 10,000 5,906
c
Meta Platforms, Inc. , Senior Bond , 144A, 4.45% , 8/15/52 ....... United States 250,000 204,444
c
Tencent Holdings Ltd. , Senior Bond , 144A, 3.595% , 1/19/28 ..... China 500,000 447,850
672,383
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 4.2% , 12/06/47 .......
China 600,000 434,795
Amazon.com, Inc. ,
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 63,719
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 26,129
Senior Bond, 4.05%, 8/22/47 ........................... United States 300,000 253,926
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 69,016
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 8,356
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 51,315
c
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 150,095
1,057,351

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.2%
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 650,000 $ 501,354
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 470,000 409,397
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 162,349
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 9,033
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 32,314
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,145
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,330
Senior Note, 1.65%, 6/01/25 ........................... United States 10,000 9,217
Visa, Inc. ,
Senior Bond, 3.15%, 12/14/25 .......................... United States 20,000 19,112
Senior Bond, 4.3%, 12/14/45 ........................... United States 10,000 8,732
1,168,983
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Note , 0.797% , 10/18/23 ....
United States 200,000 192,513
Machinery 0.0%
†
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 8,913
Senior Bond, 3.75%, 4/15/50 ........................... United States 30,000 24,579
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,261
42,753
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 73,736
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 350,000 265,165
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 30,000 24,893
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 10,000 8,125
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 130,000 82,782
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 43,504
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 30,330
Senior Secured Note, 4.908%, 7/23/25 ................... United States 60,000 58,562
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 66,161
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 8,807
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 55,676
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 272,313
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 23,661
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 23,027
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 25,116
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 384,396
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 11,973
Senior Note, 3.95%, 10/15/25 .......................... United States 30,000 29,170
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 34,765
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 282,247
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,045
1,813,454

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.1%
c
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 $ 193,578
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 19,042
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 18,999
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 16,721
c
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 18,659
Senior Note, 144A, 4.125%, 3/12/24 ..................... Australia 30,000 29,502
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Peru 100,000 87,832
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 131,282
515,615
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 339,504
Target Corp. , Senior Note , 2.25% , 4/15/25 ...................
United States 20,000 18,884
358,388
Multi-Utilities 0.4%
c
Berkshire Hathaway Energy Co. , Senior Bond , 144A, 4.6% , 5/01/53 United States 500,000 422,744
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 8,800
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 7,724
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 750,000 703,828
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 1,000,000 962,432
2,105,528
Oil, Gas & Consumable Fuels 0.8%
c
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 500,000 425,738
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 31,149
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 25,486
Senior Note, 3.119%, 5/04/26 .......................... United States 40,000 37,444
c
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 16,506
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 31,557
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 14,214
Senior Note, 1.554%, 5/11/25 .......................... United States 20,000 18,501
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 26,624
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 110,000 78,705
Senior Note, 4.5%, 4/15/23 ............................ United States 10,000 9,962
Senior Note, 3.8%, 6/01/24 ............................ United States 10,000 9,719
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 35,982
c
Senior Note, 144A, 2.268%, 11/15/26 .................... United States 40,000 34,183
c
Coterra Energy, Inc. ,
Senior Note, 144A, 3.9%, 5/15/27 ....................... United States 30,000 27,844
Senior Note, 144A, 4.375%, 3/15/29 ..................... United States 60,000 55,540
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 10,097
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 24,500
Senior Bond, 5%, 6/15/45 ............................. United States 120,000 100,160
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,126

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc., (continued)
Senior Bond, 4.4%, 3/24/51 ............................ United States 60,000 $ 45,351
Senior Note, 3.5%, 12/01/29 ........................... United States 60,000 51,869
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 37,327
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 42,397
Senior Bond, 6.05%, 6/01/41 ........................... United States 350,000 313,275
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 44,505
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 18,664
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 27,920
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 344,964
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 50,193
Senior Bond, 6.125%, 10/15/39 ......................... United States 500,000 490,261
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 16,126
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 35,254
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ..... United States 10,000 7,523
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 28,611
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 17,134
Senior Bond, 4.95%, 4/15/50 ........................... United States 40,000 37,295
EQT Corp. , Senior Bond , 7.5% , 2/01/30 ....................
United States 10,000 10,343
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 45,487
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 8,711
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 14,938
Senior Note, 2.992%, 3/19/25 .......................... United States 40,000 38,401
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 37,503
Senior Bond, 5.55%, 6/01/45 ........................... United States 340,000 297,179
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 18,253
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,072
Senior Bond, 5.5%, 2/15/49 ............................ United States 385,000 327,819
Senior Note, 2.65%, 8/15/30 ........................... United States 300,000 235,468
Phillips 66 , Senior Bond , 3.3% , 3/15/52 .....................
United States 200,000 131,311
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 46,310
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 10,000 7,719
c
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 24,600
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 7.85%, 2/01/26 ........................... United States 300,000 318,846
Senior Note, 3.25%, 5/15/30 ........................... United States 50,000 42,338
Western Midstream Operating LP , Senior Note , 3.6% , 2/01/25 ....
United States 10,000 9,335
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 55,413
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 25,489
4,334,241
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 176,621
Senior Note, 6%, 1/15/29 ............................. Brazil 200,000 186,803
363,424

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.2%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 $ 167,889
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 392,304
Bristol-Myers Squibb Co. ,
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 8,837
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,120
Senior Note, 3.2%, 6/15/26 ............................ United States 10,000 9,474
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,079
Johnson & Johnson ,
Senior Bond, 2.1%, 9/01/40 ............................ United States 30,000 20,044
Senior Bond, 3.7%, 3/01/46 ............................ United States 10,000 8,201
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 7,835
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 19,632
Senior Note, 0.75%, 2/24/26 ........................... United States 20,000 17,550
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 24,003
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 21,198
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 20,336
Takeda Pharmaceutical Co. Ltd. , Senior Bond , 3.175% , 7/09/50 ..
Japan 400,000 266,516
1,022,018
Road & Rail 0.2%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 183,326
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 6,557
Canadian Pacific Railway Co. ,
Senior Bond, 2.45%, 12/02/31 .......................... Canada 70,000 56,114
Senior Bond, 3%, 12/02/41 ............................ Canada 20,000 14,215
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 100,000 76,585
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 465,129
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,373
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 7,639
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 7,460
Senior Bond, 3.75%, 2/05/70 ........................... United States 10,000 7,020
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,761
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 8,939
851,118
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 15,811
c
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 80,000 56,224
Intel Corp. ,
Senior Bond, 3.05%, 8/12/51 ........................... United States 30,000 19,343
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 8,265
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 9,615
NVIDIA Corp. ,
Senior Bond, 2.85%, 4/01/30 ........................... United States 10,000 8,586
Senior Bond, 3.5%, 4/01/40 ............................ United States 20,000 15,588
Senior Bond, 3.5%, 4/01/50 ............................ United States 30,000 22,056
Senior Bond, 3.7%, 4/01/60 ............................ United States 20,000 14,373

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 $ 9,283
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,027
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 8,655
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 17,121
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 159,367
372,314
Software 0.1%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 16,645
Microsoft Corp. ,
Senior Bond, 3.3%, 2/06/27 ............................ United States 80,000 76,320
Senior Bond, 2.921%, 3/17/52 .......................... United States 270,000 191,035
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 39,492
Senior Note, 1.65%, 3/25/26 ........................... United States 50,000 43,854
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 ............................ United States 20,000 18,981
Senior Bond, 1.95%, 7/15/31 ........................... United States 250,000 197,220
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 110,659
Workday, Inc. ,
Senior Bond, 3.8%, 4/01/32 ............................ United States 20,000 17,383
Senior Note, 3.5%, 4/01/27 ............................ United States 10,000 9,265
Senior Note, 3.7%, 4/01/29 ............................ United States 20,000 17,961
738,815
Specialty Retail 0.1%
AutoZone, Inc. , Senior Bond , 1.65% , 1/15/31 .................
United States 265,000 197,209
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 8,556
Senior Bond, 3.3%, 4/15/40 ............................ United States 10,000 7,673
Senior Bond, 3.35%, 4/15/50 ........................... United States 20,000 14,377
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,095
Senior Note, 4.5%, 9/15/32 ............................ United States 400,000 382,728
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,364
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 16,353
645,355
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 2.45%, 8/04/26 ........................... United States 40,000 36,919
Senior Bond, 3.85%, 8/04/46 ........................... United States 10,000 8,293
Senior Bond, 2.65%, 5/11/50 ........................... United States 100,000 66,144
Senior Bond, 2.8%, 2/08/61 ............................ United States 500,000 312,889
424,245
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 8,698
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 7,717

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., (continued)
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 $ 9,197
25,612
Thrifts & Mortgage Finance 0.1%
c
BPCE SA ,
Senior Note, 144A, 2.045% to 10/18/26, FRN thereafter, 10/19/27 France 250,000 210,797
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 600,000 585,472
796,269
Tobacco 0.1%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 27,725
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 17,512
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 41,537
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 13,296
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 50,000 43,975
c
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 273,557
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 15,217
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 7,346
440,165
Trading Companies & Distributors 0.0%
†
Air Lease Corp. , Senior Note , 3.375% , 7/01/25 ...............
United States 20,000 18,653
Transportation Infrastructure 0.0%
†
c
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 175,623
Wireless Telecommunication Services 0.1%
c
Rogers Communications, Inc. , Senior Bond , 144A, 4.55% , 3/15/52 Canada 180,000 143,928
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 .......................... United States 50,000 37,770
Senior Bond, 3%, 2/15/41 ............................. United States 20,000 13,404
Senior Bond, 3.3%, 2/15/51 ............................ United States 100,000 65,333
Senior Note, 3.5%, 4/15/25 ............................ United States 20,000 19,133
Senior Note, 3.75%, 4/15/27 ........................... United States 325,000 300,352
Senior Note, 3.875%, 4/15/30 .......................... United States 80,000 71,010
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 100,000 94,667
745,597
Total Corporate Bonds (Cost $63,262,648) ......................................
54,671,738
Foreign Government and Agency Securities 1.8%
c
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
e
500,000 420,150
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 ....................................... Brazil 1,680,000 BRL 294,896
10%, 1/01/29 ....................................... Brazil 480,000 BRL 82,352
10%, 1/01/31 ....................................... Brazil 510,000 BRL 85,767
10%, 1/01/33 ....................................... Brazil 1,030,000 BRL 169,984
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 135,673

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 ................................... Colombia 740,000,000 COP $ 136,774
B, 6%, 4/28/28 ...................................... Colombia 1,220,000,000 COP 197,657
B, 7%, 3/26/31 ...................................... Colombia 850,000,000 COP 131,221
B, 7.25%, 10/26/50 .................................. Colombia 390,000,000 COP 49,061
c
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 215,397
c
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.7% ,
1/30/50 ........................................... Chile 200,000 132,674
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 91,062
c
Electricite de France SA , Senior Bond , 144A, 4.5% , 9/21/28 ..... France 655,000 612,453
c
France Government Bond ,
Reg S, Zero Cpn., 5/25/32 ............................. France 680,000 EUR 516,956
Reg S, 0.75%, 5/25/52 ................................ France 300,000 EUR 166,848
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 177,490
c
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 200,000 200,115
Korea Treasury Bonds ,
Senior Bond, 2%, 6/10/31 ............................. South Korea 900,000,000 KRW 531,575
Senior Bond, 1.875%, 3/10/51 .......................... South Korea 360,000,000 KRW 162,108
Malaysia Government Bond ,
3.48%, 3/15/23 ..................................... Malaysia 690,000 MYR 149,255
3.955%, 9/15/25 ..................................... Malaysia 260,000 MYR 56,186
3.899%, 11/16/27 .................................... Malaysia 500,000 MYR 106,857
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 4,700,000
f
MXN 196,965
M, 8%, 7/31/53 ..................................... Mexico 5,100,000
f
MXN 213,758
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,700,000
f
MXN 276,213
M 20, Senior Bond, 8.5%, 5/31/29 ....................... Mexico 6,400,000
f
MXN 299,634
M 30, Senior Bond, 8.5%, 11/18/38 ...................... Mexico 6,800,000
f
MXN 304,832
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 231,172
New South Wales Treasury Corp. , Senior Note , 4% , 4/20/23 .....
Australia 80,000 AUD 51,390
Panama Government Bond , Senior Bond , 2.252% , 9/29/32 ......
Panama 200,000 141,317
Panama Notas del Tesoro , Senior Note , 3.75% , 4/17/26 ........
Panama 450,000 428,287
c
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 149,797
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 158,858
c
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 152,851
c
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 141,632
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 100,000 63,973
Poland Government Bond ,
4%, 10/25/23 ....................................... Poland 260,000 PLN 50,743
1.75%, 4/25/32 ..................................... Poland 3,140,000 PLN 402,976
c
Queensland Treasury Corp. , Senior Bond , 144A, Reg S, 4.25% ,
7/21/23 ........................................... Australia 170,000 AUD 109,564
c
Romania Government Bond , Senior Bond , 144A, 5.125% , 6/15/48 . Romania 100,000 69,898
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 6,300,000 ZAR 210,672
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 5,200,000 ZAR 217,227
c
United Kingdom Gilt , Reg S, 0.25% , 7/31/31 ................. United Kingdom 570,000 GBP 454,189
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ......
Uruguay 200,000 191,810
Western Australian Treasury Corp. , Senior Bond , 6% , 10/16/23 ...
Australia 180,000 AUD 118,099
Total Foreign Government and Agency Securities (Cost $10,797,780) ..............
9,458,368

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 18.5%
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 2,805,000 $ 2,958,398
1.125%, 8/15/40 ..................................... United States 802,000 497,271
1.375%, 11/15/40 .................................... United States 2,091,000 1,352,983
1.875%, 2/15/41 ..................................... United States 310,000 219,743
2%, 11/15/41 ....................................... United States 1,320,000 945,579
2.75%, 8/15/42 ..................................... United States 1,185,000 963,692
2.875%, 5/15/43 ..................................... United States 3,370,000 2,780,513
3.125%, 8/15/44 ..................................... United States 725,000 620,243
2.5%, 5/15/46 ...................................... United States 945,000 717,166
2.25%, 8/15/46 ..................................... United States 3,305,000 2,382,828
3.375%, 11/15/48 .................................... United States 3,300,000 3,006,609
3%, 2/15/49 ........................................ United States 1,713,000 1,462,775
2.25%, 8/15/49 ..................................... United States 150,000 109,781
1.25%, 5/15/50 ..................................... United States 1,710,000 957,901
1.375%, 8/15/50 ..................................... United States 930,000 539,037
2%, 8/15/51 ........................................ United States 1,780,000 1,216,658
1.875%, 11/15/51 .................................... United States 1,275,000 843,741
2.25%, 2/15/52 ..................................... United States 1,200,000 872,250
2.875%, 5/15/52 ..................................... United States 4,080,000 3,422,738
3%, 8/15/52 ........................................ United States 950,000 820,117
U.S. Treasury Notes ,
1.5%, 3/31/23 ...................................... United States 465,000 459,544
2.125%, 3/31/24 ..................................... United States 4,500,000 4,358,145
2%, 4/30/24 ........................................ United States 1,345,000 1,297,557
2.5%, 5/15/24 ...................................... United States 5,710,000 5,547,622
2%, 5/31/24 ........................................ United States 1,705,000 1,642,328
2.5%, 5/31/24 ...................................... United States 2,090,000 2,029,790
2%, 6/30/24 ........................................ United States 2,255,000 2,168,852
1.75%, 7/31/24 ..................................... United States 10,725,000 10,252,011
2.375%, 8/15/24 ..................................... United States 1,640,000 1,584,073
1.25%, 8/31/24 ..................................... United States 700,000 661,746
1.5%, 10/31/24 ..................................... United States 590,000 558,034
1.5%, 11/30/24 ...................................... United States 510,000 481,213
0.25%, 6/30/25 ..................................... United States 600,000 538,629
0.25%, 9/30/25 ..................................... United States 310,000 275,561
0.375%, 11/30/25 .................................... United States 5,143,000 4,560,696
0.875%, 6/30/26 ..................................... United States 975,000 863,408
1.875%, 7/31/26 ..................................... United States 389,000 357,652
1.25%, 12/31/26 ..................................... United States 3,520,000 3,127,300
2.375%, 5/15/27 ..................................... United States 3,140,000 2,911,123
0.5%, 6/30/27 ...................................... United States 6,985,000 5,915,149
2.25%, 11/15/27 ..................................... United States 5,000,000 4,576,562
g
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,449,869
1.25%, 4/30/28 ..................................... United States 1,700,000 1,462,996
3.125%, 11/15/28 .................................... United States 320,000 304,138
1.625%, 8/15/29 ..................................... United States 2,565,000 2,212,613
0.625%, 8/15/30 ..................................... United States 1,550,000 1,214,873
1.125%, 2/15/31 ..................................... United States 800,000 648,031
1.25%, 8/15/31 ..................................... United States 765,000 618,425
1.375%, 11/15/31 .................................... United States 5,700,000 4,632,697
1.875%, 2/15/32 ..................................... United States 320,000 271,225
2.75%, 8/15/32 ..................................... United States 1,025,000 937,395
h
FRN, 3.332%, (3-month U.S. Treasury Bill Rate + 0.035%),
10/31/23 .......................................... United States 620,000 620,656

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
h
FRN, 3.222%, (3-month U.S. Treasury Bill Rate + (0.075)%),
4/30/24 ........................................... United States 2,750,000 $ 2,746,396
Total U.S. Government and Agency Securities (Cost $111,586,611) ................
97,976,332
Asset-Backed Securities 0.6%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 410,758 320,212
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 73,617 59,638
2019-2, A, 2.9%, 5/01/28 .............................. United States 90,448 73,003
2020-1, B, 4.875%, 7/15/27 ............................ United States 238,800 223,350
676,203
a a a a a a
Diversified Financial Services 0.5%
i
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.897% , ( 1-month USD LIBOR + 0.54% ), 3/25/36 . .... United States 93,313 90,097
c,i
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 3.512% , ( 3-month USD LIBOR + 1% ), 1/15/31 . ......... United States 246,369 241,237
i
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 3.644% ,
( 1-month USD LIBOR + 0.56% ), 3/25/36 . .................. United States 78,199 77,329
c
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 94,964 85,696
c,i
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 3.8% , ( 3-month USD LIBOR + 1.06% ), 4/16/33 . ......... United States 500,000 488,724
c
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 415,463
c,i
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
3.905% , ( 3-month USD LIBOR + 1% ), 2/14/31 . .............. United States 250,000 244,300
c,i
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 3.87% ,
( 3-month USD LIBOR + 1.13% ), 1/17/31 . .................. United States 250,000 245,830
c,i
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 3.642% , ( 3-month
USD LIBOR + 1.13% ), 10/15/34 . ........................ United States 180,000 174,841
c,i
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 3.82% ,
( 3-month USD LIBOR + 1.08% ), 1/17/32 . .................. United States 250,000 243,577
2,307,094
a a a a a a
Road & Rail 0.0%
†
c
Avis Budget Rental Car Funding AESOP LLC , 2022-3A , A , 144A,
4.62% , 2/20/27 . ..................................... United States 110,000 106,627
Total Asset-Backed Securities (Cost $3,254,018) ................................
3,089,924
Commercial Mortgage-Backed Securities 0.5%
Diversified Financial Services 0.4%
BANK , 2021-BN33 , A5 , 2.556% , 5/15/64 ....................
United States 210,000 171,804
c,i
BX Commercial Mortgage Trust ,
2021-VOLT, B, 144A, FRN, 3.768%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 250,000 234,900
2022-LP2, A, 144A, FRN, 3.935%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 214,780 206,609
c,i
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 3.507%, (1-month USD LIBOR +
0.689%), 10/15/36 ................................... United States 230,000 219,663
2022-MVRK, A, 144A, FRN, 4.389%, (1-month SOFR + 1.467%),
3/15/39 ........................................... United States 120,000 116,722
c,i
BX Trust , 2022-IND , A , 144A, FRN , 4.413% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 400,000 389,214

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
GNMA , 2021-21 , AH , 1.4% , 6/16/63 .......................
United States 92,500 $ 72,168
c,i
ILPT Commercial Mortgage Trust , 2022-LPF2 , A , 144A, FRN ,
4.495% , ( 1-month SOFR + 2.245% ), 10/15/39 .............. United States 100,000 99,941
c,i
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 5.334% ,
( 1-month SOFR + 2.489% ), 8/15/37 ...................... United States 130,000 128,902
c,i
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 3.685% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 146,634
c,i
LAQ Mortgage Trust , 2022-LAQ , A , 144A, FRN , 4.646% , ( 1-month
SOFR + 1.724% ), 3/15/39 ............................. United States 81,515 79,258
c,i
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
4.242% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 97,454
c,i
SREIT Trust ,
2021-MFP, A, 144A, FRN, 3.549%, (1-month USD LIBOR +
0.731%), 11/15/38 ................................... United States 140,000 133,801
2021-MFP2, A, 144A, FRN, 3.64%, (1-month USD LIBOR +
0.822%), 11/15/36 ................................... United States 100,000 95,915
2,192,985
a a a a a a
Thrifts & Mortgage Finance 0.1%
Citigroup Commercial Mortgage Trust , 2016-P6 , A4 , 3.458% ,
12/10/49 .......................................... United States 266,043 248,961
b,j
FNMA , FRN , 3.66% , 10/01/32 ............................ United States 200,000 183,844
432,805
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $2,718,892) .................
2,625,790
Mortgage-Backed Securities 4.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.2%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 .................. United States 375,264 366,654
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 46,031 42,914
FHLMC Pool, 20 Year, 3%, 5/01/42 ........................ United States 389,855 346,122
FHLMC Pool, 30 Year, 2%, 2/01/52 - 8/01/52 ................. United States 740,136 601,244
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 1/01/52 .............. United States 1,108,153 938,361
FHLMC Pool, 30 Year, 3%, 3/01/50 - 7/01/52 ................. United States 966,869 847,227
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............... United States 2,082,718 1,897,304
FHLMC Pool, 30 Year, 4%, 5/01/47 - 6/01/52 ................. United States 825,995 777,715
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 9/01/50 .............. United States 582,762 567,414
FHLMC Pool, 30 Year, 5%, 7/01/52 - 9/01/52 ................. United States 298,717 292,912
6,677,867
Federal National Mortgage Association (FNMA) Fixed Rate 2.6%
FNMA, 2.5%, 9/01/61 .................................. United States 194,585 163,686
FNMA, 3.75%, 9/01/32 ................................. United States 100,000 93,723
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 1,041,877 920,354
FNMA, 15 Year, 2.5%, 7/01/36 ........................... United States 866,667 788,515
FNMA, 20 Year, 2%, 3/01/42 ............................. United States 192,493 161,110
FNMA, 20 Year, 2.5%, 5/01/42 ........................... United States 192,656 164,960
FNMA, 30 Year, 1.5%, 3/01/51 ........................... United States 88,835 68,430
FNMA, 30 Year, 2%, 5/01/51 - 3/01/52 ...................... United States 4,429,522 3,607,413
FNMA, 30 Year, 2.5%, 12/01/50 - 3/01/52 ................... United States 4,034,828 3,406,669
FNMA, 30 Year, 3%, 8/01/50 - 11/01/51 ..................... United States 2,827,794 2,487,169
FNMA, 30 Year, 3.5%, 6/01/49 - 9/01/52 .................... United States 548,042 497,129
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 ...................... United States 631,275 590,290
FNMA, 30 Year, 4.5%, 2/01/50 - 8/01/52 .................... United States 381,951 367,025
k
FNMA, Single-family, 30 Year, 5%, 10/25/52 ................. United States 165,000 160,773

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
k,l
FNMA, Single-family, 30 Year, 5.5%, 12/25/52 ................ United States 100,000 $ 99,047
13,576,293
Government National Mortgage Association (GNMA) Fixed Rate 0.6%
GNMA II, 3%, 8/20/50 - 5/20/51 ........................... United States 190,437 167,013
GNMA II, 3.5%, 1/20/48 - 6/20/50 ......................... United States 197,326 178,768
GNMA II, Single-family, 30 Year, 2%, 5/20/52 ................. United States 815,247 681,381
b
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 6/20/52 ........ United States 891,391 769,874
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 10/15/52 ........ United States 537,604 478,718
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............... United States 194,313 177,667
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ......... United States 390,901 370,992
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 ............... United States 209,937 204,212
k
GNMA II, Single-family, 30 Year, 5%, 10/15/52 ................ United States 100,000 97,899
k
GNMA II, Single-family, 30 Year, 5.5%, 11/15/52 .............. United States 100,000 99,656
3,226,180
Total Mortgage-Backed Securities (Cost $26,235,001) ............................
23,480,340
Municipal Bonds 0.4%
Arizona 0.1%
Maricopa County Union High School District No. 210-Phoenix , GO ,
2020 C , 5% , 7/01/31 ................................. United States 200,000 219,366
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue, Senior Lien , 2019 , 2.934% ,
6/01/32 ........................................... United States 65,000 53,888
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 540,000 469,355
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 338,915
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 184,650
1,046,808
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 118,636
Pennsylvania 0.0%
†
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 250,000 182,579
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 335,000 355,563
Total Municipal Bonds (Cost $2,411,270) .......................................
1,922,952
Residential Mortgage-Backed Securities 0.2%
Diversified Financial Services 0.2%
c,j
BRAVO Residential Funding Trust , 2022-NQM3 , A1 , 144A, FRN ,
5.108% , 7/25/62 ..................................... United States 98,651 96,317
c,i
FHLMC STACR REMIC Trust , 2022-DNA3 , M1A , 144A, FRN ,
4.281% , ( 30-day SOFR Average + 2% ), 4/25/42 ............. United States 97,421 96,498
c,j
New Residential Mortgage Loan Trust ,
2016-4A, A1, 144A, FRN, 3.75%, 11/25/56 ................. United States 113,248 105,529
2017-1A, A1, 144A, FRN, 4%, 2/25/57 .................... United States 108,188 103,517

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
c,j
New Residential Mortgage Loan Trust, (continued)
2018-3A, A1, 144A, FRN, 4.5%, 5/25/58 ................... United States 97,692 $ 94,448
c,j
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 91,268 75,777
c
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 9/25/67 United States 129,816 126,232
c
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 97,651 92,721
791,039
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $809,162) ....................
791,039
Total Long Term Investments (Cost $538,990,671) ...............................
500,468,599
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 30 Year Bonds Futures, October Strike Price $130.00,
Expires 10/21/22 .................................... 1 100,000 703
U.S. Treasury 5 Year Notes Futures, October Strike Price $111.50,
Expires 10/21/22 .................................... 2 200,000 63
766
Total Options Purchased (Cost $1,958) .........................................
766
Short Term Investments 3.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
m
U.S. Treasury Bills ,
10/25/22 .......................................... United States 30,000 29,954
3/02/23 ........................................... United States 150,000 147,698
177,652
Total U.S. Government and Agency Securities (Cost $177,899) ....................
177,652
Shares
a a a
Money Market Funds 3.7%
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 15,747,661 15,747,661
o
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
2.11% ............................................ United States 3,000,041 3,000,041
n,o
Western Asset Premier Institutional Government Reserves, Class
Premium, 2.07% .................................... United States 73,103 73,103

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a
Money Market Funds
(continued)
n,o
Western Asset Premier Institutional U.S. Treasury Reserves, Class
Premium, 1.97% .................................... United States 750,010 $ 750,010
Total Money Market Funds (Cost $19,570,815) ..................................
19,570,815
Total Short Term Investments (Cost $19,748,714 ) ................................
19,748,467
a
Total Investments (Cost $558,741,343) 98.3% ...................................
$520,217,832
Options Written (0.0)%
†
......................................................
(29,953)
Other Assets, less Liabilities 1.7% .............................................
8,731,080
Net Assets 100.0% ...........................................................
$528,918,959
Number of
Contracts
Notional
Amount
#
a a a
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
90-day Eurodollar Futures, December Strike Price $96.50, Expires
12/19/22 .......................................... 8 2,000,000 (500)
U.S. Treasury 10 Year Notes Futures, October Strike Price $111.00,
Expires 10/21/22 .................................... 1 100,000 (1,734)
U.S. Treasury 10 Year Notes Futures, October Strike Price $111.50,
Expires 10/21/22 .................................... 1 100,000 (1,422)
U.S. Treasury 10 Year Notes Futures, October Strike Price $112.00,
Expires 10/07/22 .................................... 2 2 00 ,000 (1,500)
U.S. Treasury 10 Year Notes Futures, October Strike Price $113.00,
Expires 10/21/22 .................................... 4 400,000 (2,750)
U.S. Treasury 10 Year Notes Futures, November Strike Price
$113.00, Expires 11/25/22 ............................. 1 100,000 (1,234)
U.S. Treasury 10 Year Notes Futures, October Strike Price $114.00,
Expires 10/21/22 .................................... 2 200,000 (813)
U.S. Treasury 10 Year Notes Futures, November Strike Price
$114.00, Expires 11/25/22 ............................. 1 100,000 (859)
U.S. Treasury 10 Year Notes Futures, October Strike Price $114.50,
Expires 10/21/22 .................................... 1 100,000 (297)
U.S. Treasury 10 Year Notes Futures, October Strike Price $115.00,
Expires 10/21/22 .................................... 2 200,000 (469)
U.S. Treasury 10 Year Notes Futures, November Strike Price
$115.00, Expires 11/25/22 ............................. 1 100,000 (594)
U.S. Treasury 10 Year Notes Futures, October Strike Price $115.50,
Expires 10/21/22 .................................... 1 100,000 (172)
U.S. Treasury 10 Year Notes Futures, October Strike Price $116.00,
Expires 10/21/22 .................................... 7 700,000 (984)
U.S. Treasury 10 Year Notes Futures, October Strike Price $116.50,
Expires 10/21/22 .................................... 3 300,000 (328)
U.S. Treasury 10 Year Notes Futures, October Strike Price $117.50,
Expires 10/21/22 .................................... 1 100,000 (62)
U.S. Treasury 10 Year Notes Futures, October Strike Price $118.00,
Expires 10/21/22 .................................... 1 100,000 (47)
U.S. Treasury 10 Year Notes Futures, October Strike Price $119.00,
Expires 10/21/22 .................................... 2 200,000 (94)
U.S. Treasury 10 Year Notes Futures, October Strike Price $120.00,
Expires 10/21/22 .................................... 1 100,000 (31)
U.S. Treasury 10 Year Notes Futures, October Strike Price $121.00,
Expires 10/21/22 .................................... 1 100,000 (31)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Options on Interest Rate Futures (continued)
U.S. Treasury 30 Year Bonds Futures, October Strike Price $128.00,
Expires 10/21/22 .................................... 1 100,000 $ (1,313)
U.S. Treasury 30 Year Bonds Futures, October Strike Price $132.00,
Expires 10/21/22 .................................... 3 300,000 (1,125)
U.S. Treasury 5 Year Notes Futures, October Strike Price $107.75,
Expires 10/07/22 .................................... 1 1 00 ,000 (359)
U.S. Treasury 5 Year Notes Futures, October Strike Price $108.00,
Expires 10/07/22 .................................... 1 1 00 ,000 (266)
U.S. Treasury 5 Year Notes Futures, October Strike Price $108.50,
Expires 10/21/22 .................................... 1 100,000 (320)
U.S. Treasury 5 Year Notes Futures, October Strike Price $109.00,
Expires 10/21/22 .................................... 2 200,000 (406)
U.S. Treasury 5 Year Notes Futures, November Strike Price $109.00,
Expires 11/25/22 .................................... 2 200,000 (953)
U.S. Treasury 5 Year Notes Futures, October Strike Price $109.25,
Expires 10/21/22 .................................... 6 600,000 (938)
U.S. Treasury 5 Year Notes Futures, November Strike Price $109.25,
Expires 11/25/22 .................................... 6 600,000 (2,438)
U.S. Treasury 5 Year Notes Futures, October Strike Price $109.50,
Expires 10/21/22 .................................... 1 100,000 (125)
U.S. Treasury 5 Year Notes Futures, October Strike Price $110.00,
Expires 10/21/22 .................................... 1 100,000 (78)
U.S. Treasury 5 Year Notes Futures, November Strike Price $110.00,
Expires 11/25/22 .................................... 4 400,000 (1,031)
U.S. Treasury 5 Year Notes Futures, October Strike Price $110.25,
Expires 10/21/22 .................................... 4 400,000 (250)
U.S. Treasury 5 Year Notes Futures, October Strike Price $110.50,
Expires 10/21/22 .................................... 2 200,000 (109)
U.S. Treasury 5 Year Notes Futures, October Strike Price $111.00,
Expires 10/21/22 .................................... 2 200,000 (78)
U.S. Treasury 5 Year Notes Futures, October Strike Price $112.00,
Expires 10/21/22 .................................... 1 100,000 (24)
(23,734)
Puts - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, October Strike Price $111.00,
Expires 10/21/22 .................................... 1 100,000 (672)
U.S. Treasury 10 Year Notes Futures, October Strike Price $111.50,
Expires 10/21/22 .................................... 2 200,000 (1,719)
U.S. Treasury 10 Year Notes Futures, October Strike Price $114.00,
Expires 10/21/22 .................................... 1 100,000 (2,344)
U.S. Treasury 5 Year Notes Futures, October Strike Price $107.00,
Expires 10/21/22 .................................... 1 100,000 (500)
U.S. Treasury 5 Year Notes Futures, October Strike Price $108.00,
Expires 10/21/22 .................................... 1 100,000 (984)
(6,219)
Total Options Written (Premiums received $47,018) .............................
$ (29,953)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $21,195,247, representing 4.0% of net assets.
d
Perpetual security with no stated maturity date.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount is stated in 100 Mexican Peso Units.
g
Principal amount of security is adjusted for inflation.
h
The coupon rate shown represents the rate at period end.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Security purchased on a to-be-announced (TBA) basis.
l
Security purchased on a when-issued basis.
m
The security was issued on a discount basis with no stated coupon rate.
n
See Note 6 regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following futures contracts outstanding.
At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 58 $ 10,444,350 12/16/22 $ 1,532,402
S&P 500 E-Mini Index ......................... Long 25 4,501,875 12/16/22 (436,460)
Interest rate contracts
30-day Federal Funds ......................... Short 13 5,249,982 10/31/22 (2,462)
3-month SOFR .............................. Short 51 12,241,706 3/19/24 41,688
3-month SOFR .............................. Long 14 3,371,025 3/18/25 (21,629)
90-day Eurodollar ............................ Long 37 8,820,049 3/13/23 (91,660)
U.S. Treasury 10 Year Notes .................... Short 17 1,905,062 12/20/22 24,846
U.S. Treasury 10 Year Notes .................... Long 142 15,912,875 12/20/22 (733,742)
U.S. Treasury 10 Year Ultra Notes ................ Short 14 1,658,781 12/20/22 95,348
U.S. Treasury 2 Year Notes ..................... Long 19 3,902,422 12/30/22 (7,832)
U.S. Treasury 5 Year Notes ..................... Long 80 8,600,625 12/30/22 (273,477)
U.S. Treasury Long Bonds ..................... Long 15 1,896,094 12/20/22 (124,672)
U.S. Treasury Ultra Bonds ...................... Short 8 1,096,000 12/20/22 107,863
U.S. Treasury Ultra Bonds ...................... Long 13 1,781,000 12/20/22 (107,081)
Total Futures Contracts ...................................................................... $3,132
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
New Zealand Dollar . HSBC Buy 560,000 349,821 10/05/22 $ — $ (36,416)
New Zealand Dollar . HSBC Sell 560,000 332,668 10/05/22 19,263 —
Swedish Krona ..... HSBC Buy 6,200,000 609,570 10/07/22 — (50,809)
Swedish Krona ..... HSBC Sell 6,200,000 557,642 10/07/22 — (1,119)
Brazilian Real ...... HSBC Buy 1,270,000 243,564 10/19/22 — (8,975)
Brazilian Real ...... HSBC Sell 3,180,000 572,633 10/19/22 — (14,764)
Polish Zloty ........ GSCO Sell 220,000 46,913 10/20/22 2,650 —
Polish Zloty ........ JPHQ Buy 160,000 31,976 10/20/22 215 —
Columbian Peso .... JPHQ Sell 1,620,000,000 358,465 10/27/22 8,684 —
Mexican Peso ...... CITI Sell 26,100,000 1,279,857 10/31/22 — (9,421)
Euro ............. BZWS Buy 1,510,000 1,547,111 11/02/22 — (64,110)
Euro ............. CITI Sell 180,000 172,894 11/02/22 — (3,888)
Euro ............. GSCO Buy 590,000 608,974 11/02/22 — (29,523)
Euro ............. JPHQ Buy 260,000 266,779 11/02/22 — (11,428)
Euro ............. MSCO Sell 110,000 109,256 11/02/22 1,223 —
Euro ............. UBSW Sell 110,000 110,525 11/02/22 2,492 —
Thai Baht ......... HSBC Buy 4,500,000 126,458 11/10/22 — (7,308)
South African Rand .. HSBC Buy 600,000 34,984 11/17/22 — (1,968)
South African Rand .. HSBC Sell 8,400,000 511,459 11/17/22 49,232 —
South African Rand .. JPHQ Buy 300,000 16,565 11/17/22 — (57)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hungarian Forint .... HSBC Buy 155,000,000 396,622 11/23/22 $ — $ (42,984)
British Pound ...... GSCO Buy 30,000 32,677 12/05/22 849 —
British Pound ...... JPHQ Buy 20,000 21,640 12/05/22 711 —
British Pound ...... JPHQ Sell 450,000 532,983 12/05/22 30,094 —
British Pound ...... MSCO Buy 30,000 34,547 12/05/22 — (1,021)
Australian Dollar .... JPHQ Sell 420,000 284,918 12/07/22 15,971 —
South Korean Won .. JPHQ Buy 100,700,000 71,870 12/08/22 — (1,895)
South Korean Won .. JPHQ Sell 1,040,000,000 755,962 12/08/22 33,285 —
Japanese Yen ...... HSBC Buy 11,000,000 77,342 12/14/22 — (734)
Japanese Yen ...... JPHQ Buy 390,000,000 2,738,870 12/14/22 — (22,758)
Malaysian Ringgit ... GSCO Sell 1,380,000 303,764 12/21/22 8,305 —
Chilean Peso ...... JPHQ Buy 600,000,000 633,915 12/22/22 — (23,354)
Swedish Krona ..... HSBC Buy 6,200,000 561,508 1/13/23 1,061 —
Total Forward Exchange Contracts ................................................... $174,035 $(332,532)
Net unrealized appreciation (depreciation) ............................................ $(158,497)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.39 .. 1.00% Quarterly 12/20/27 10,218,000 $ (31,950) $ (33,477) $ 1,527
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(31,950) $(33,477) $1,527
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 200,000 (3,752) 432 (4,184) BBB
Total OTC Swap Contracts .............................................. $(3,752) $432 $(4,184)
Total Credit Default Swap Contracts .................................... $(35,702) $ (33,045) $(2,657)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following inflation index swap contracts outstanding.
At September 30, 2022, the Fund had the following interest rate swap contracts outstanding.
See A bbreviations on page 177 .
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 3.97% ...... At Maturity 11/18/23 640,000 $ 17,739 $ 21,190 $ (3,451)
Receive Fixed 3.37% ... At Maturity
Pay variable change
in  USA CPI-U ........ At Maturity 11/18/26 640,000 (8,162) (21,260) 13,098
Total Inflation Index Swap Contracts .................................. $9,577 $(70) $9,647
*
In U.S. dollars unless otherwise indicated.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.27% .... Annual 4/30/29 2,617,000 $ 66,671 $ (75,398) $ 142,069
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.6% ..... Annual 2/15/48 275,000 27,030 18,818 8,212
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.62% .... Annual 2/15/48 1,530,000 148,841 29,691 119,150
Total Interest Rate Swap Contracts ............................... $242,542 $ (26,889) $269,431
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin DynaTech VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 0.8%
a
Axon Enterprise, Inc. ................................... United States 2,807 $ 324,910
HEICO Corp. ........................................ United States 2,807 404,152
TransDigm Group, Inc. ................................. United States 87 45,659
774,721
Automobiles 4.2%
a
Tesla, Inc. ........................................... United States 14,877 3,946,124
Biotechnology 0.9%
a
Argenx SE .......................................... Netherlands 1,684 599,327
a
Halozyme Therapeutics, Inc. ............................. United States 5,614 221,977
a
Moderna, Inc. ........................................ United States 280 33,110
854,414
Capital Markets 2.2%
FactSet Research Systems, Inc. .......................... United States 561 224,462
Moody's Corp. ........................................ United States 561 136,385
MSCI, Inc. ........................................... United States 2,245 946,918
Tradeweb Markets, Inc., A ............................... United States 14,035 791,855
2,099,620
Chemicals 1.6%
Corteva, Inc. ......................................... United States 14,035 802,100
FMC Corp. .......................................... United States 1,403 148,297
Linde plc ............................................ United Kingdom 1,964 529,475
1,479,872
Construction & Engineering 0.8%
Quanta Services, Inc. .................................. United States 5,614 715,168
Electric Utilities 1.7%
NextEra Energy, Inc. ................................... United States 20,771 1,628,654
Electrical Equipment 0.0%
†
a
NuScale Power Corp. .................................. United States 561 6,553
a
Shoals Technologies Group, Inc., A ........................ United States 1,122 24,179
30,732
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A .................................... United States 2,807 187,957
Keyence Corp. ....................................... Japan 1,122 370,850
a
Keysight Technologies, Inc. .............................. United States 2,807 441,710
Samsung SDI Co. Ltd. ................................. South Korea 280 104,498
1,105,015
Energy Equipment & Services 0.3%
Schlumberger NV ..................................... United States 8,701 312,366
Entertainment 0.1%
a
Sea Ltd., ADR ........................................ Singapore 2,263 126,841
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle, Inc. ..................................... United States 1,122 162,185
SBA Communications Corp. ............................. United States 2,807 799,013
961,198
Health Care Equipment & Supplies 6.5%
Abbott Laboratories .................................... United States 9,263 896,288
a
Edwards Lifesciences Corp. ............................. United States 5,614 463,885
a
IDEXX Laboratories, Inc. ................................ United States 4,070 1,326,006

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Inspire Medical Systems, Inc. ............................ United States 4,491 $ 796,569
a
Insulet Corp. ......................................... United States 1,964 450,541
a
Intuitive Surgical, Inc. .................................. United States 5,333 999,617
STERIS plc .......................................... United States 5,614 933,496
Stryker Corp. ........................................ United States 1,403 284,164
6,150,566
Health Care Providers & Services 1.7%
a
Guardant Health, Inc. .................................. United States 1,684 90,650
a
Privia Health Group, Inc. ................................ United States 1,122 38,215
UnitedHealth Group, Inc. ................................ United States 2,807 1,417,647
1,546,512
Health Care Technology 0.6%
a
Veeva Systems, Inc., A ................................. United States 3,649 601,647
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc., A ........................................ United States 5,614 589,695
a
Booking Holdings, Inc. ................................. United States 140 230,049
819,744
Interactive Media & Services 5.3%
a
Alphabet, Inc., A ...................................... United States 33,684 3,221,875
a
Alphabet, Inc., C ...................................... United States 11,228 1,079,572
a
ZoomInfo Technologies, Inc., A ........................... United States 15,464 644,230
4,945,677
Internet & Direct Marketing Retail 7.7%
a
Amazon.com, Inc. ..................................... United States 56,140 6,343,820
a
MercadoLibre, Inc. .................................... Brazil 1,122 928,769
7,272,589
IT Services 7.9%
Accenture plc, A ...................................... United States 561 144,345
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,122 1,399,387
a
Cloudflare, Inc., A ..................................... United States 4,210 232,855
a
Globant SA .......................................... United States 1,403 262,473
Mastercard, Inc., A .................................... United States 9,543 2,713,457
a
MongoDB, Inc. ....................................... United States 4,491 891,733
a
Shopify, Inc., A ....................................... Canada 14,484 389,966
a
Snowflake, Inc., A ..................................... United States 2,526 429,319
Visa, Inc., A .......................................... United States 5,614 997,327
7,460,862
Life Sciences Tools & Services 8.4%
a
Bio-Rad Laboratories, Inc., A ............................. United States 1,122 468,031
Danaher Corp. ....................................... United States 11,228 2,900,080
a
Evotec SE ........................................... Germany 3,649 63,444
Lonza Group AG ...................................... Switzerland 1,122 546,292
a
Repligen Corp. ....................................... United States 5,614 1,050,436
Thermo Fisher Scientific, Inc. ............................ United States 5,614 2,847,365
7,875,648
Machinery 0.6%
a
Chart Industries, Inc. ................................... United States 3,087 569,088
Pharmaceuticals 1.8%
AstraZeneca plc, ADR .................................. United Kingdom 12,350 677,274
a
Catalent, Inc. ........................................ United States 11,228 812,458

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Eli Lilly & Co. ........................................ United States 280 $ 90,538
a
Jazz Pharmaceuticals plc ............................... United States 1,122 149,552
1,729,822
Professional Services 0.2%
a
CoStar Group, Inc. .................................... United States 2,807 195,508
Semiconductors & Semiconductor Equipment 11.5%
Analog Devices, Inc. ................................... United States 10,681 1,488,290
ASM International NV .................................. Netherlands 1,122 251,237
ASML Holding NV, NYRS ............................... Netherlands 4,210 1,748,623
a
Enphase Energy, Inc. .................................. United States 2,697 748,337
Entegris, Inc. ......................................... United States 5,614 466,074
Intel Corp. ........................................... United States 4,210 108,492
KLA Corp. ........................................... United States 2,807 849,482
Lam Research Corp. ................................... United States 2,807 1,027,362
a
Lattice Semiconductor Corp. ............................. United States 561 27,607
Monolithic Power Systems, Inc. ........................... United States 2,807 1,020,064
NVIDIA Corp. ........................................ United States 22,456 2,725,934
a
SiTime Corp. ......................................... United States 2,256 177,615
a
SolarEdge Technologies, Inc. ............................ United States 701 162,253
10,801,370
Software 28.1%
a
Adobe, Inc. .......................................... United States 1,685 463,712
a
ANSYS, Inc. ......................................... United States 3,368 746,686
a
Aspen Technology, Inc. ................................. United States 2,361 562,390
a
Atlassian Corp. plc, A .................................. United States 5,614 1,182,252
a
Bill.com Holdings, Inc. .................................. United States 140 18,532
a
Cadence Design Systems, Inc. ........................... United States 12,350 2,018,361
Constellation Software, Inc. .............................. Canada 140 194,811
a
Crowdstrike Holdings, Inc., A ............................. United States 4,491 740,162
a
Datadog, Inc., A ...................................... United States 8,421 747,616
a
Descartes Systems Group, Inc. (The) ...................... Canada 2,245 142,625
a
Gitlab, Inc., A ........................................ United States 5,333 273,156
a
HubSpot, Inc. ........................................ United States 4,485 1,211,488
Intuit, Inc. ........................................... United States 5,894 2,282,864
Microsoft Corp. ....................................... United States 23,038 5,365,550
a
Monday.com Ltd. ...................................... United States 2,703 306,358
a
Palo Alto Networks, Inc. ................................ United States 5,894 965,378
a
Paycom Software, Inc. ................................. United States 1,416 467,266
a
Paylocity Holding Corp. ................................. United States 421 101,705
a
Procore Technologies, Inc. .............................. United States 5,614 277,781
Roper Technologies, Inc. ................................ United States 2,807 1,009,510
a
Salesforce, Inc. ....................................... United States 8,421 1,211,277
a
ServiceNow, Inc. ...................................... United States 6,456 2,437,850
a
Synopsys, Inc. ....................................... United States 7,017 2,143,764
a
Tyler Technologies, Inc. ................................. United States 1,964 682,490
a
Workday, Inc., A ...................................... United States 5,614 854,563
a
Xero Ltd. ............................................ New Zealand 280 12,957
26,421,104
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 12,912 1,784,438
Trading Companies & Distributors 0.2%
Fastenal Co. ......................................... United States 3,929 180,891
Total Common Stocks (Cost $79,793,015) ......................................
92,390,191

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 177 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.1%
Life Sciences Tools & Services 0.1%
c
Sartorius AG, 0.36% ................................... Germany 280 $ 96,858
Total Preferred Stocks (Cost $112,750) .........................................
96,858
Total Long Term Investments (Cost $79,905,765) ................................
92,487,049
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 1,867,773 1,867,773
Total Money Market Funds (Cost $1,867,773) ...................................
1,867,773
Total Short Term Investments (Cost $1,867,773 ) .................................
1,867,773
a
Total Investments (Cost $81,773,538) 100.2% ...................................
$94,354,822
Other Assets, less Liabilities (0.2)% ...........................................
(141,724)
Net Assets 100.0% ...........................................................
$94,213,098
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of this security was $1,399,387, representing 1.5% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Global Real Estate VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Diversified Telecommunication Services 0.7%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 22,622 $ 697,847
Equity Real Estate Investment Trusts (REITs) 83.8%
Aedifica SA .......................................... Belgium 14,206 1,095,047
Alexandria Real Estate Equities, Inc. ....................... United States 18,430 2,583,702
Allied Properties Real Estate Investment Trust ................ Canada 33,751 668,521
American Homes 4 Rent, A .............................. United States 84,880 2,784,913
Americold Realty Trust, Inc. .............................. United States 37,133 913,472
AvalonBay Communities, Inc. ............................ United States 20,860 3,842,203
Camden Property Trust ................................. United States 23,933 2,858,797
Canadian Apartment Properties REIT ...................... Canada 46,779 1,425,755
Capital & Counties Properties plc ......................... United Kingdom 504,562 598,834
CapitaLand Integrated Commercial Trust .................... Singapore 946,551 1,259,087
Cousins Properties, Inc. ................................ United States 53,430 1,247,591
Derwent London plc ................................... United Kingdom 39,375 888,268
Equinix, Inc. ......................................... United States 7,845 4,462,550
Equity LifeStyle Properties, Inc. ........................... United States 33,693 2,117,268
First Industrial Realty Trust, Inc. .......................... United States 26,121 1,170,482
Gecina SA .......................................... France 10,031 785,665
GLP J-Reit .......................................... Japan 1,082 1,199,870
Goodman Group ...................................... Australia 125,696 1,270,386
H&R Real Estate Investment Trust ........................ Canada 84,000 632,448
Healthcare Realty Trust, Inc. ............................. United States 39,500 823,575
Healthpeak Properties, Inc. .............................. United States 62,596 1,434,700
Host Hotels & Resorts, Inc. .............................. United States 98,524 1,564,561
Japan Hotel REIT Investment Corp. ........................ Japan 2,416 1,207,356
Kenedix Office Investment Corp. .......................... Japan 256 1,207,162
Kilroy Realty Corp. .................................... United States 14,890 627,018
Life Storage, Inc. ...................................... United States 9,681 1,072,268
Link REIT ........................................... Hong Kong 179,002 1,249,525
Mapletree Logistics Trust ............................... Singapore 1,138,650 1,230,309
Merlin Properties Socimi SA ............................. Spain 92,143 711,027
National Storage REIT ................................. Australia 576,964 830,800
b
NETSTREIT Corp. .................................... United States 56,215 1,001,189
Nippon Building Fund, Inc. .............................. Japan 169 743,604
NTT UD REIT Investment Corp. .......................... Japan 971 992,349
Orix JREIT, Inc. ....................................... Japan 851 1,088,287
Prologis, Inc. ......................................... United States 65,704 6,675,525
Public Storage ....................................... United States 15,918 4,660,950
Realty Income Corp. ................................... United States 57,521 3,347,722
Regency Centers Corp. ................................. United States 46,136 2,484,424
Rexford Industrial Realty, Inc. ............................ United States 43,031 2,237,612
RPT Realty .......................................... United States 49,786 376,382
Ryman Hospitality Properties, Inc. ......................... United States 15,578 1,146,385
Sabra Health Care REIT, Inc. ............................ United States 43,400 569,408
SBA Communications Corp. ............................. United States 3,234 920,558
Scentre Group ....................................... Australia 844,656 1,380,066
Segro plc ........................................... United Kingdom 199,707 1,666,254
Shopping Centres Australasia Property Group ................ Australia 398,386 600,709
Simon Property Group, Inc. .............................. United States 15,798 1,417,870
Spirit Realty Capital, Inc. ................................ United States 45,574 1,647,956
UDR, Inc. ........................................... United States 69,704 2,907,354
UNITE Group plc (The) ................................. United Kingdom 83,064 788,595
VICI Properties, Inc. ................................... United States 91,449 2,729,753
Welltower, Inc. ....................................... United States 46,390 2,983,805
86,129,917
Real Estate Management & Development 14.3%
Capitaland Investment Ltd. .............................. Singapore 667,222 1,605,246

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 177 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Castellum AB ........................................ Sweden 52,265 $ 585,620
a
CTP NV, 144A, Reg S .................................. Netherlands 52,752 543,092
c
Fastighets AB Balder, B ................................. Sweden 189,549 756,630
Grainger plc ......................................... United Kingdom 428,154 1,096,610
Hang Lung Properties Ltd. ............................... Hong Kong 441,161 724,447
Mitsui Fudosan Co. Ltd. ................................ Japan 152,383 2,902,593
New World Development Co. Ltd. ......................... Hong Kong 180,713 513,241
Nomura Real Estate Holdings, Inc. ........................ Japan 57,577 1,300,198
Shurgard Self Storage SA ............................... Belgium 18,340 745,644
Sun Hung Kai Properties Ltd. ............................ Hong Kong 166,991 1,842,958
Vonovia SE .......................................... Germany 94,534 2,040,316
14,656,595
Total Common Stocks (Cost $91,485,151) ......................................
101,484,359
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.0%
d
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value
$981,713)
BNP Paribas Securities Corp. (Maturity Value $163,946)
Deutsche Bank Securities, Inc. (Maturity Value $325,899)
HSBC Securities (USA), Inc. (Maturity Value $491,868)
Collateralized by U.S. Government Agency Securities, 1.63% -
4%, 5/20/36 - 7/15/57; and U.S. Treasury Notes, 1.5% - 3.35%,
10/31/22 - 8/15/25 (valued at $1,001,368) ................. 981,473 981,473
Total Repurchase Agreements (Cost $981,473) ..................................
981,473
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $83)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $85) ................. 83 83
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $83) ..................................................................
83
Total Short Term Investments (Cost $981,556 ) ..................................
981,556
a
Total Investments (Cost $92,466,707) 99.8% ....................................
$102,465,915
Other Assets, less Liabilities 0.2% .............................................
293,570
Net Assets 100.0% ...........................................................
$102,759,485

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $1,240,939, representing 1.2% of net assets.
b
A portion or all of the security is on loan at September 30, 2022.
c
Non-income producing.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Growth and Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 80.8%
Aerospace & Defense 3.5%
L3Harris Technologies, Inc. .............................. United States 960 $ 199,517
Lockheed Martin Corp. ................................. United States 285 110,093
Raytheon Technologies Corp. ............................ United States 12,100 990,506
1,300,116
Air Freight & Logistics 2.5%
United Parcel Service, Inc., B ............................ United States 5,665 915,124
Banks 6.1%
Bank of America Corp. ................................. United States 25,430 767,986
JPMorgan Chase & Co. ................................. United States 11,480 1,199,660
Truist Financial Corp. .................................. United States 6,470 281,704
2,249,350
Beverages 4.1%
Coca-Cola Co. (The) ................................... United States 11,065 619,861
PepsiCo, Inc. ........................................ United States 5,465 892,216
1,512,077
Capital Markets 6.2%
Ares Management Corp. ................................ United States 8,960 555,072
BlackRock, Inc. ....................................... United States 860 473,241
Morgan Stanley ....................................... United States 15,845 1,251,913
2,280,226
Chemicals 1.7%
BASF SE ........................................... Germany 4,735 181,731
Huntsman Corp. ...................................... United States 10,033 246,210
Linde plc ............................................ United Kingdom 340 91,660
Sherwin-Williams Co. (The) .............................. United States 480 98,280
617,881
Commercial Services & Supplies 1.5%
Republic Services, Inc. ................................. United States 4,105 558,444
Communications Equipment 1.8%
Cisco Systems, Inc. ................................... United States 16,140 645,600
Consumer Finance 0.4%
American Express Co. ................................. United States 1,090 147,052
Diversified Financial Services 1.5%
Apollo Global Management, Inc. .......................... United States 11,945 555,443
Diversified Telecommunication Services 0.4%
TELUS Corp. ........................................ Canada 7,250 143,971
Electric Utilities 6.9%
Duke Energy Corp. .................................... United States 10,535 979,966
Entergy Corp. ........................................ United States 2,815 283,273
Evergy , Inc. .......................................... United States 4,885 290,169
NextEra Energy, Inc. ................................... United States 11,285 884,857
Xcel Energy, Inc. ...................................... United States 1,600 102,400
2,540,665
Electrical Equipment 2.1%
Eaton Corp. plc ....................................... United States 4,490 598,787
Emerson Electric Co. .................................. United States 2,310 169,138
767,925

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 2.0%
Healthpeak Properties, Inc. .............................. United States 13,675 $ 313,431
Prologis, Inc. ......................................... United States 2,780 282,448
Public Storage ....................................... United States 450 131,765
727,644
Food & Staples Retailing 1.2%
Walmart, Inc. ........................................ United States 3,380 438,386
Food Products 0.8%
Mondelez International, Inc., A ............................ United States 5,640 309,241
Health Care Equipment & Supplies 2.5%
Medtronic plc ........................................ United States 11,200 904,400
Health Care Providers & Services 3.5%
HCA Healthcare, Inc. ................................... United States 2,871 527,661
UnitedHealth Group, Inc. ................................ United States 1,480 747,459
1,275,120
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ..................................... United States 2,615 603,385
Household Products 2.7%
Procter & Gamble Co. (The) ............................. United States 7,965 1,005,581
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 1,295 221,730
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc. ............................ United States 1,086 550,808
Machinery 0.5%
Illinois Tool Works, Inc. ................................. United States 940 169,811
Media 0.5%
Comcast Corp., A ..................................... United States 6,005 176,127
Multiline Retail 2.2%
Target Corp. ......................................... United States 5,390 799,822
Oil, Gas & Consumable Fuels 8.5%
Canadian Natural Resources Ltd. ......................... Canada 4,490 209,099
Chevron Corp. ....................................... United States 7,860 1,129,246
EOG Resources, Inc. .................................. United States 4,700 525,131
Shell plc, ADR ........................................ Netherlands 12,880 640,909
Suncor Energy, Inc. .................................... Canada 21,680 610,292
3,114,677
Pharmaceuticals 5.9%
AstraZeneca plc, ADR .................................. United Kingdom 7,940 435,430
Johnson & Johnson ................................... United States 8,890 1,452,270
Pfizer, Inc. ........................................... United States 6,320 276,563
2,164,263
Road & Rail 0.7%
Norfolk Southern Corp. ................................. United States 1,246 261,224
Semiconductors & Semiconductor Equipment 2.9%
a
Broadcom, Inc. ....................................... United States 1,617 717,937
Texas Instruments, Inc. ................................. United States 2,375 367,602
1,085,539
Software 2.0%
Microsoft Corp. ....................................... United States 155 36,100

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ......................................... United States 11,715 $ 715,435
751,535
Specialty Retail 1.7%
Lowe's Cos., Inc. ...................................... United States 2,050 385,011
Tractor Supply Co. .................................... United States 1,330 247,220
632,231
Water Utilities 0.8%
Essential Utilities, Inc. .................................. United States 7,229 299,136
Total Common Stocks (Cost $21,935,773) ......................................
29,724,534
Equity-Linked Securities 8.4%
Banks 0.6%
b
BNP Paribas Issuance BV into Bank of America Corp., 144A, 6%,
11/08/22 .......................................... United States 7,200 219,373
Chemicals 0.5%
b
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8.75%, 4/21/23 ..................................... United States 7,200 184,927
Consumer Finance 0.6%
b
BNP Paribas Issuance BV into American Express Co., 144A, 6.25%,
1/27/23 ........................................... United States 1,700 232,784
Electrical Equipment 0.7%
b
Royal Bank of Canada into Eaton Corp. plc, 144A, 6.25%, 9/15/23 United States 1,900 255,155
Health Care Providers & Services 0.7%
b
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7.25%,
8/09/23 ........................................... United States 1,300 240,924
Interactive Media & Services 0.7%
b
Credit Suisse AG into Alphabet, Inc., 144A, 6.25%, 9/01/23 ...... United States 2,400 243,159
Internet & Direct Marketing Retail 0.9%
b
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
6.25%, 5/12/23 ..................................... United States 140 327,006
Life Sciences Tools & Services 0.5%
b
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 6%,
8/25/23 ........................................... United States 340 179,120
Multiline Retail 0.7%
b
Credit Suisse AG into Dollar Tree, Inc., 144A, 8.25%, 7/31/23 .... United States 1,700 246,914
Oil, Gas & Consumable Fuels 0.7%
b
Goldman Sachs International Bank into Canadian Natural Resources
Ltd., 144A, 9.5%, 12/30/22 ............................. Canada 6,200 275,692
Road & Rail 0.7%
b
Credit Suisse AG into Norfolk Southern Corp., 144A, 6%, 11/18/22 United States 1,200 251,992
Software 0.6%
b
Royal Bank of Canada into Microsoft Corp., 144A, 6%, 12/16/22 .. United States 900 212,556
Specialty Retail 0.5%
b
Citigroup Global Markets Holdings, Inc. into Tractor Supply Co.,
144A, 7.25%, 6/09/23 ................................. United States 1,100 199,759
Total Equity-Linked Securities (Cost $3,713,278) ................................
3,069,361

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 5.8%
Capital Markets 1.4%
KKR Group Co., Inc., 6%, C ............................. United States 9,555 $ 519,983
Health Care Equipment & Supplies 2.6%
Becton Dickinson and Co., 6%, B ......................... United States 6,820 321,495
Boston Scientific Corp., 5.5%, A .......................... United States 6,185 626,046
947,541
Life Sciences Tools & Services 1.8%
Danaher Corp., 5%, B .................................. United States 490 660,270
Total Convertible Preferred Stocks (Cost $2,533,217) ............................
2,127,794
Total Long Term Investments (Cost $28,182,268) ................................
34,921,689
a
Short Term Investments 6.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 5.1%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value
$1,867,245)
BNP Paribas Securities Corp. (Maturity Value $311,830)
Deutsche Bank Securities, Inc. (Maturity Value $619,869)
HSBC Securities (USA), Inc. (Maturity Value $935,546)
Collateralized by U.S. Government Agency Securities, 1.63% -
4%, 5/20/36 - 7/15/57; and U.S. Treasury Notes, 1.5% - 3.35%,
10/31/22 - 8/15/25 (valued at $1,904,630) ................. 1,866,789 1,866,789
Total Repurchase Agreements (Cost $1,866,789) ................................
1,866,789
Shares
Investments from Cash Collateral Received for
Loaned Securities 1.3%
Money Market Funds 1.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 376,000 376,000
Principal
Amount
*
Repurchase Agreements 0.3%
c
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $94,896)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $96,770) .............. 94,873 94,873
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $470,873) .............................................................
470,873
Total Short Term Investments (Cost $2,337,662 ) .................................
2,337,662
a
Total Investments (Cost $30,519,930) 101.4% ...................................
$37,259,351
Other Assets, less Liabilities (1.4)% ...........................................
(490,017)
Net Assets 100.0% ...........................................................
$36,769,334

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

s
See Abbreviations on page 177 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at September 30, 2022.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $3,069,361, representing 8.3% of net assets.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 30.2%
Aerospace & Defense 1.9%
Lockheed Martin Corp. ................................. United States 100,000 $ 38,629,000
Raytheon Technologies Corp. ............................ United States 225,000 18,418,500
57,047,500
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 157,700 25,474,858
Banks 3.9%
Bank of America Corp. ................................. United States 1,100,000 33,220,000
Citigroup, Inc. ........................................ United States 250,000 10,417,500
JPMorgan Chase & Co. ................................. United States 360,000 37,620,000
Truist Financial Corp. .................................. United States 495,000 21,552,300
US Bancorp ......................................... United States 325,000 13,104,000
115,913,800
Biotechnology 1.1%
AbbVie, Inc. ......................................... United States 115,000 15,434,150
Amgen, Inc. ......................................... United States 70,000 15,778,000
31,212,150
Capital Markets 0.8%
Morgan Stanley ....................................... United States 310,000 24,493,100
Chemicals 1.2%
Air Products and Chemicals, Inc. .......................... United States 111,053 25,845,365
BASF SE ........................................... Germany 225,000 8,635,581
34,480,946
Diversified Telecommunication Services 0.9%
BCE, Inc. ........................................... Canada 300,000 12,579,454
Verizon Communications, Inc. ............................ United States 400,000 15,188,000
27,767,454
Electric Utilities 2.5%
American Electric Power Co., Inc. ......................... United States 200,000 17,290,000
Duke Energy Corp. .................................... United States 150,000 13,953,000
Edison International ................................... United States 250,000 14,145,000
Southern Co. (The) .................................... United States 400,000 27,200,000
72,588,000
Energy Equipment & Services 0.2%
a
Weatherford International plc ............................. United States 150,000 4,843,500
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 180,000 14,535,000
Health Care Providers & Services 0.0%
†
a
CHS/Community Health Systems, Inc. ...................... United States 79,854 171,686
Household Products 0.5%
Procter & Gamble Co. (The) ............................. United States 120,000 15,150,000
Insurance 1.0%
MetLife, Inc. ......................................... United States 500,000 30,390,000
IT Services 0.8%
International Business Machines Corp. ..................... United States 199,679 23,723,862
Media 0.5%
Comcast Corp., A ..................................... United States 512,769 15,039,515

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 0.8%
Rio Tinto plc, ADR ..................................... Australia 415,529 $ 22,879,027
Multiline Retail 0.2%
Target Corp. ......................................... United States 50,000 7,419,500
Multi-Utilities 1.4%
Dominion Energy, Inc. .................................. United States 400,000 27,644,000
Sempra Energy ....................................... United States 90,000 13,494,600
41,138,600
Oil, Gas & Consumable Fuels 4.0%
BP plc, ADR ......................................... United Kingdom 400,000 11,420,000
Chevron Corp. ....................................... United States 250,000 35,917,500
Exxon Mobil Corp. ..................................... United States 500,000 43,655,000
Shell plc, ADR ........................................ Netherlands 225,000 11,196,000
TotalEnergies SE, ADR ................................. France 325,000 15,119,000
117,307,500
Pharmaceuticals 3.1%
AstraZeneca plc, ADR .................................. United Kingdom 300,000 16,452,000
a
Bausch Health Cos., Inc. ................................ United States 750,000 5,167,500
Bristol-Myers Squibb Co. ................................ United States 450,000 31,990,500
Johnson & Johnson ................................... United States 100,000 16,336,000
Merck & Co., Inc. ..................................... United States 100,000 8,612,000
Pfizer, Inc. ........................................... United States 275,000 12,034,000
90,592,000
Road & Rail 0.1%
Union Pacific Corp. .................................... United States 20,000 3,896,400
Semiconductors & Semiconductor Equipment 2.5%
b
Broadcom, Inc. ....................................... United States 72,953 32,391,994
QUALCOMM, Inc. ..................................... United States 45,000 5,084,100
Texas Instruments, Inc. ................................. United States 234,000 36,218,520
73,694,614
Software 0.5%
a
Workday, Inc., A ...................................... United States 90,600 13,791,132
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 8,830,080
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 16,602,000
Total Common Stocks (Cost $756,367,250) .....................................
888,982,224
Equity-Linked Securities 13.4%
Automobiles 0.4%
c
Citigroup Global Markets Holdings, Inc. into Ford Motor Co., 144A,
12.5%, 1/12/23 ..................................... United States 877,000 10,328,479
Banks 1.4%
c
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 187,500 20,056,184
c
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 250,000 7,871,434
c
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 450,000 13,869,774
41,797,392

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Biotechnology 0.6%
c
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 125,000 $ 16,670,404
Capital Markets 0.6%
c
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 125,000 9,955,346
c
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 26,000 7,807,078
17,762,424
Chemicals 0.4%
c
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 49,560 11,554,750
Communications Equipment 0.5%
c
Barclays Bank plc into Cisco Systems, Inc., 144A, 7.5%, 3/10/23 .. United States 350,000 14,303,827
Electric Utilities 0.3%
c
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 102,000 7,733,967
Entertainment 0.5%
c
Royal Bank of Canada into Walt Disney Co. (The), 144A, 10%,
5/26/23 ........................................... United States 139,700 13,577,542
Health Care Providers & Services 0.8%
c
Royal Bank of Canada into CVS Health Corp., 144A, 8%, 12/16/22 United States 250,000 23,164,485
Independent Power and Renewable Electricity Producers 0.2%
c
Goldman Sachs International Bank into NextEra Energy Partners LP,
144A, 10%, 7/05/23 .................................. United States 100,000 4,487,739
Industrial Conglomerates 0.3%
c
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 45,400 7,754,021
Insurance 0.9%
c
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 420,000 25,932,047
Interactive Media & Services 0.3%
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 4,800 9,424,213
Internet & Direct Marketing Retail 0.9%
c
Merrill Lynch International & Co. CV into Amazon.com, Inc., 144A,
8.5%, 1/11/23 ....................................... United States 11,700 27,265,391
IT Services 0.3%
c,d
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 100,000 7,629,063
Machinery 0.4%
c
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 60,000 12,269,327
Media 0.7%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 700,000 21,633,159
Metals & Mining 0.5%
c
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 1,000,000 15,570,383
Oil, Gas & Consumable Fuels 0.2%
c
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 47,600 6,946,503
Pharmaceuticals 0.4%
c
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 260,000 11,717,844

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Road & Rail 0.3%
c
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 50,750 $ 9,923,789
Semiconductors & Semiconductor Equipment 2.5%
c
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 650,000 17,861,503
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 130,000 20,311,455
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 40,000 4,904,296
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 100,000 6,280,093
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 178,000 25,521,962
74,879,309
Total Equity-Linked Securities (Cost $467,268,734) ..............................
392,326,058
Convertible Preferred Stocks 2.0%
Capital Markets 0.1%
KKR Group Co., Inc., 6%, C ............................. United States 50,000 2,721,000
Electric Utilities 1.0%
NextEra Energy, Inc., 5.279% ............................ United States 400,000 19,912,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,178,512
31,090,512
Multi-Utilities 0.7%
DTE Energy Co., 6.25% ................................ United States 400,000 20,056,000
Thrifts & Mortgage Finance 0.2%
FNMA, 5.375% ....................................... United States 475 4,868,750
a
Total Convertible Preferred Stocks (Cost $86,690,101) ...........................
58,736,262
Principal
Amount
*
Convertible Bonds 0.3%
Airlines 0.1%
JetBlue Airways Corp. , Senior Note , 0.5% , 4/01/26 ............
United States 5,000,000 3,575,000
Hotels, Restaurants & Leisure 0.1%
DraftKings Holdings, Inc. , Senior Note , Zero Cpn ., 3/15/28 ......
United States 2,500,000 1,638,594
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 4,555,000 4,080,141
Total Convertible Bonds (Cost $10,801,183) ....................................
9,293,735
Corporate Bonds 42.3%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
Senior Note, 5.04%, 5/01/27 ........................... United States 8,000,000 7,717,698
Senior Note, 5.15%, 5/01/30 ........................... United States 15,000,000 13,893,334
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 7,500,000 7,326,580
TransDigm , Inc. , Senior Note , 6.375% , 6/15/26 ...............
United States 10,000,000 9,459,575
38,397,187

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines 0.7%
c
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 15,000,000 $ 14,112,525
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 8,000,000 7,461,787
21,574,312
Auto Components 0.7%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 8,627,910
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 12,271,875
20,899,785
Automobiles 0.5%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 3,000,000 2,166,165
b
Senior Note, 4.346%, 12/08/26 ......................... United States 7,000,000 6,433,000
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 7,500,000 6,049,914
14,649,079
Banks 1.9%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 7,674,440
e
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,812,500
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,446,076
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 5,000,000 4,548,930
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 2,300,000 2,158,498
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 12,500,000 11,298,373
e
JPMorgan Chase & Co. ,
f
I, Junior Sub. Bond, FRN, 6.276%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 10,559,000 10,558,923
b
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 3,200,000 3,128,000
Wells Fargo & Co. , Senior Note , 3.196% to 6/16/26, FRN thereafter ,
6/17/27 ........................................... United States 8,000,000 7,292,554
56,918,294
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,178,792
Building Products 0.3%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 8,000,000 6,604,495
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 2,500,000 2,066,058
8,670,553
Capital Markets 0.4%
c
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .... United States 5,000,000 2,782,455
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/28/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 8,577,764
11,360,219

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.5%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 $ 11,372,119
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,275,987
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 7,688,282
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 7,701,142
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 7,900,000 6,538,791
42,576,321
Commercial Services & Supplies 0.4%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 11,891,100
Communications Equipment 1.0%
c
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 14,602,868 12,995,530
Senior Note, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,890,838
c
CommScope , Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 10,000,000 8,277,300
b
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 7,141,000 5,527,850
28,691,518
Consumer Finance 2.1%
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 10,398,356 9,917,067
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 3,000,000 2,796,770
Sub. Note, 4.2%, 10/29/25 ............................ United States 8,000,000 7,700,667
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 18,904,500
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 13,423,950
General Motors Financial Co., Inc. ,
Senior Note, 2.4%, 4/10/28 ............................ United States 6,000,000 4,807,110
Senior Note, 4.3%, 4/06/29 ............................ United States 5,000,000 4,350,976
61,901,040
Containers & Packaging 1.4%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Secured Note , 144A, 4.125% , 8/15/26 .................... United States 5,000,000 4,169,075
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 20,432,000 18,002,329
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 16,500,000 15,700,410
c
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,201,987
42,073,801
Diversified Financial Services 0.8%
c
MPH Acquisition Holdings LLC ,
b
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 20,000,000 15,060,200
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 7,350,963
22,411,163
Diversified Telecommunication Services 0.6%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 11,500,000 8,681,395
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 5,002,000 4,746,673
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 5,153,000 4,452,011
17,880,079

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.2%
c
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 8,255,000 $ 6,884,587
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 2,511,000 2,558,634
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,500,000 12,660,657
15,219,291
Entertainment 1.3%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 20,638,750
c
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 9,100,000 7,423,826
c
Warnermedia Holdings, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 6,500,000 5,355,794
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 6,500,000 5,823,664
39,242,034
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp. , Senior Bond , 2.9% , 1/15/30 ............
United States 8,000,000 6,586,102
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 8,750,000 7,576,100
Senior Bond, 3.5%, 3/15/31 ............................ United States 5,000,000 3,491,775
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 8,886,147
26,540,124
Food Products 0.3%
b,c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 5.75% , 4/01/33 ...................... United States 8,000,000 7,245,120
Health Care Equipment & Supplies 1.0%
c
Avantor Funding, Inc. , Senior Note , 144A, 3.875% , 11/01/29 ..... United States 2,000,000 1,628,330
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 18,000,000 13,624,740
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 16,800,000 13,496,196
28,749,266
Health Care Providers & Services 6.2%
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 70,000,000 33,966,958
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 43,500,000 20,608,125
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 20,000,000 9,190,700
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 22,500,000 19,517,790
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 7,934,650
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 10,000,000 6,985,250
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 7,559,349
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,199,893
c
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 1,787,112
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 15,524,100
HCA, Inc. , Senior Note , 5% , 3/15/24 .......................
United States 10,400,000 10,338,342
c
Tenet Healthcare Corp. ,
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 27,129,065
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 7,899,334
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 12,500,000 11,482,813
181,123,481

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 2.3%
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 3,130,000 $ 2,539,306
c
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 20,000,000 19,308,400
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 4,100,000 3,123,708
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 7,000,000 5,803,700
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 8,000,000 7,649,211
c
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 8,000,000 6,134,081
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 17,820,000 16,709,458
b
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,294,280
66,562,144
Independent Power and Renewable Electricity Producers 0.5%
c
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 5,000,000 4,304,708
c,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 12,500,000 10,940,687
15,245,395
Media 3.0%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,118,774
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,500,000 7,629,142
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 5,000,000 4,231,886
c
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ......... United States 15,000,000 13,226,325
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 9,500,000 8,211,563
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................. United States 11,000,000 10,800,900
Senior Note, 5.875%, 11/15/24 ......................... United States 20,859,000 18,646,173
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 6,500,000 5,337,292
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,121,875
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 6,789,390
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,040,554
89,153,874
Metals & Mining 1.2%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 7,145,948
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 4,924,375
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 4,620,048
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,356,424
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,026,391
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 7,661,711
35,734,897
Oil, Gas & Consumable Fuels 1.4%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 15,380,700
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,144,741
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,319,788
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,307,000
Senior Note, 6.625%, 9/01/30 .......................... United States 6,000,000 6,104,370
40,256,599

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Products 0.2%
c
GSK Consumer Healthcare Capital US LLC , Senior Bond , 144A,
3.625% , 3/24/32 ..................................... United States 8,500,000 $ 7,220,044
Pharmaceuticals 3.6%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 11,374,000 11,345,565
c
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 3,997,000 2,198,350
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 18,750,000 14,924,759
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 23,909,673 16,612,441
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 10,000,000 6,827,021
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 7,900,000 5,106,402
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 20,185,000 16,349,850
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,536,574
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 2,473,000 2,245,087
c,g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 3,702,605
c,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 6,678,962
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,128,666
105,656,282
Road & Rail 0.4%
b,c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 3,932,222
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 7,603,160
11,535,382
Semiconductors & Semiconductor Equipment 0.6%
c
Broadcom, Inc. ,
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 5,000,000 3,775,188
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 10,000,000 8,384,523
Senior Note, 144A, 4%, 4/15/29 ........................ United States 5,000,000 4,411,299
16,571,010
Software 1.0%
Oracle Corp. , Senior Bond , 2.875% , 3/25/31 .................
United States 15,000,000 11,847,555
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 11,000,000 8,162,440
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 8,691,440
28,701,435
Specialty Retail 0.5%
c
Carvana Co. , Senior Note , 144A, 10.25% , 5/01/30 ............. United States 5,000,000 3,346,625
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 8,000,000 7,564,398
c
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,000,000 2,816,460
13,727,483
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 10,000,000 8,887,428
Senior Note, 4%, 4/15/29 ............................. United States 5,000,000 4,387,029
13,274,457
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 20,000,000 17,590,104

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.8%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 11,300,000 $ 10,385,209
c
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,030,100
24,415,309
Wireless Telecommunication Services 1.4%
Sprint Communications LLC , Senior Note , 6% , 11/15/22 ........
United States 6,300,000 6,306,300
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 12,648,375
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,336,202
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 7,769,939
T-Mobile USA, Inc. , Senior Bond , 5.2% , 1/15/33 ..............
United States 7,500,000 7,180,073
42,240,889
Total Corporate Bonds (Cost $1,421,466,382) ...................................
1,242,962,450
U.S. Government and Agency Securities 9.7%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 13,591,406
3%, 8/15/52 ........................................ United States 40,000,000 34,531,250
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 50,000,000 49,566,050
2.875%, 5/15/32 ..................................... United States 130,000,000 120,219,532
2.75%, 8/15/32 ..................................... United States 75,000,000 68,589,844
Total U.S. Government and Agency Securities (Cost $294,398,056) ................
286,498,082
Asset-Backed Securities 0.3%
Airlines 0.3%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 8,186,125 7,908,759
Total Asset-Backed Securities (Cost $8,186,125) ................................
7,908,759
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,639,603 1,547,299
Total Mortgage-Backed Securities (Cost $1,736,955) .............................
1,547,299
Shares
a
Escrows and Litigation Trusts 0.3%
a,c
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 9,500,000 8,823,062
Total Escrows and Litigation Trusts (Cost $9,500,000) ...........................
8,823,062
Total Long Term Investments (Cost $3,056,414,786) .............................
2,897,077,931
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.6%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 17,270,349 17,270,349
Total Money Market Funds (Cost $17,270,349) ..................................
17,270,349

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 177 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.0%
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 24,086,000 $ 24,086,000
Principal
Amount
*
Repurchase Agreements 0.2%
j
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $6,024,056)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $6,143,033) ............ 6,022,580 6,022,580
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $30,108,580) ...........................................................
30,108,580
Total Short Term Investments (Cost $47,378,929 ) ................................
47,378,929
a
Total Investments (Cost $3,103,793,715) 100.1% ................................
$2,944,456,860
Other Assets, less Liabilities (0.1)% ...........................................
(3,393,230)
Net Assets 100.0% ...........................................................
$2,941,063,630
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $1,175,397,894, representing 40.0% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
See Note 6 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Large Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.2%
Automobiles 1.9%
a
Rivian Automotive, Inc., A ............................... United States 16,545 $ 544,496
a
Tesla, Inc. ........................................... United States 3,498 927,844
1,472,340
Beverages 2.2%
Constellation Brands, Inc., A ............................. United States 2,753 632,309
a
Monster Beverage Corp. ................................ United States 12,510 1,087,870
1,720,179
Biotechnology 0.2%
a
Heron Therapeutics, Inc. ................................ United States 45,652 192,651
Capital Markets 5.3%
Intercontinental Exchange, Inc. ........................... United States 7,687 694,520
MSCI, Inc. ........................................... United States 4,748 2,002,659
S&P Global, Inc. ...................................... United States 4,789 1,462,321
4,159,500
Chemicals 1.4%
Linde plc ............................................ United Kingdom 4,186 1,128,504
Commercial Services & Supplies 0.9%
Republic Services, Inc. ................................. United States 5,120 696,525
Electric Utilities 1.2%
NextEra Energy, Inc. ................................... United States 12,495 979,733
Entertainment 0.6%
a
Walt Disney Co. (The) .................................. United States 5,049 476,272
Equity Real Estate Investment Trusts (REITs) 3.1%
SBA Communications Corp. ............................. United States 8,480 2,413,832
Food Products 0.2%
a
Freshpet, Inc. ........................................ United States 3,595 180,074
Health Care Equipment & Supplies 3.7%
a
Edwards Lifesciences Corp. ............................. United States 13,113 1,083,527
a
Figs, Inc., A .......................................... United States 28,790 237,518
a
IDEXX Laboratories, Inc. ................................ United States 1,821 593,282
a
Intuitive Surgical, Inc. .................................. United States 5,607 1,050,976
2,965,303
Health Care Providers & Services 4.1%
a
Guardant Health, Inc. .................................. United States 9,904 533,132
UnitedHealth Group, Inc. ................................ United States 5,400 2,727,216
3,260,348
Health Care Technology 1.2%
a
Veeva Systems, Inc., A ................................. United States 5,771 951,522
Hotels, Restaurants & Leisure 2.3%
a
Chipotle Mexican Grill, Inc. .............................. United States 1,023 1,537,324
a
Dutch Bros, Inc., A .................................... United States 10,162 316,546
1,853,870
Industrial Conglomerates 1.0%
Honeywell International, Inc. ............................. United States 4,780 798,117
Interactive Media & Services 5.0%
a
Alphabet, Inc., A ...................................... United States 31,600 3,022,540

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Meta Platforms, Inc., A ................................. United States 6,839 $ 927,916
3,950,456
Internet & Direct Marketing Retail 7.5%
a
Amazon.com, Inc. ..................................... United States 52,608 5,944,703
IT Services 7.5%
Mastercard, Inc., A .................................... United States 14,122 4,015,450
a
Snowflake, Inc., A ..................................... United States 2,376 403,825
Visa, Inc., A .......................................... United States 8,454 1,501,853
5,921,128
Life Sciences Tools & Services 7.0%
Danaher Corp. ....................................... United States 9,543 2,464,861
a
Illumina, Inc. ......................................... United States 2,254 430,041
Thermo Fisher Scientific, Inc. ............................ United States 1,938 982,934
West Pharmaceutical Services, Inc. ........................ United States 6,796 1,672,360
5,550,196
Machinery 0.3%
a,b
Proterra, Inc. ......................................... United States 47,147 234,792
Pharmaceuticals 2.7%
AstraZeneca plc, ADR .................................. United Kingdom 22,344 1,225,345
a
Catalent, Inc. ........................................ United States 8,698 629,387
Eli Lilly & Co. ........................................ United States 753 243,483
2,098,215
Professional Services 2.2%
a
CoStar Group, Inc. .................................... United States 25,058 1,745,290
Road & Rail 2.4%
a
Uber Technologies, Inc. ................................. United States 28,402 752,653
Union Pacific Corp. .................................... United States 5,937 1,156,646
1,909,299
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc. ................................... United States 6,231 868,228
ASML Holding NV, NYRS ............................... Netherlands 1,369 568,614
a
GLOBALFOUNDRIES, Inc. .............................. United States 5,921 286,280
Monolithic Power Systems, Inc. ........................... United States 3,610 1,311,874
NVIDIA Corp. ........................................ United States 13,785 1,673,361
4,708,357
Software 20.5%
a
Adobe, Inc. .......................................... United States 2,130 586,176
a
Atlassian Corp. plc, A .................................. United States 1,898 399,700
a
Bill.com Holdings, Inc. .................................. United States 8,801 1,164,988
a
Confluent, Inc., A ...................................... United States 9,664 229,713
a
Crowdstrike Holdings, Inc., A ............................. United States 3,824 630,233
a
HashiCorp, Inc., A ..................................... United States 9,880 318,037
Intuit, Inc. ........................................... United States 4,584 1,775,475
Microsoft Corp. ....................................... United States 19,597 4,564,141
a
Monday.com Ltd. ...................................... United States 811 91,919
a
Paycom Software, Inc. ................................. United States 1,453 479,476
Roper Technologies, Inc. ................................ United States 2,774 997,641
a
Salesforce, Inc. ....................................... United States 5,202 748,256
a
ServiceNow, Inc. ...................................... United States 6,882 2,598,712
a
Synopsys, Inc. ....................................... United States 3,864 1,180,491

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 177 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Workday, Inc., A ...................................... United States 2,946 $ 448,440
16,213,398
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. .......................................... United States 34,440 4,759,608
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., B ......................................... United States 8,953 744,173
Total Common Stocks (Cost $38,581,273) ......................................
77,028,385
Short Term Investments 3.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.0%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value
$2,384,669)
BNP Paribas Securities Corp. (Maturity Value $398,239)
Deutsche Bank Securities, Inc. (Maturity Value $791,639)
HSBC Securities (USA), Inc. (Maturity Value $1,194,791)
Collateralized by U.S. Government Agency Securities, 1.63% -
4%, 5/20/36 - 7/15/57; and U.S. Treasury Notes, 1.5% - 3.35%,
10/31/22 - 8/15/25 (valued at $2,432,414) ................. 2,384,087 2,384,087
Total Repurchase Agreements (Cost $2,384,087) ................................
2,384,087
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $115)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $117) ................. 115 115
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $115) .................................................................
115
Total Short Term Investments (Cost $2,384,202 ) .................................
2,384,202
a
Total Investments (Cost $40,965,475) 100.2% ...................................
$79,412,587
Other Assets, less Liabilities (0.2)% ...........................................
(126,928)
Net Assets 100.0% ...........................................................
$79,285,659

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual Global Discovery VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 68,537 $ 5,908,216
Auto Components 0.9%
Denso Corp. ......................................... Japan 78,660 3,596,212
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 13,988
3,610,200
Automobiles 1.7%
General Motors Co. .................................... United States 199,775 6,410,780
Banks 8.3%
BNP Paribas SA ...................................... France 186,364 7,872,279
CaixaBank SA ........................................ Spain 1,932,625 6,225,062
First Horizon Corp. .................................... United States 125,693 2,878,370
ING Groep NV ....................................... Netherlands 889,714 7,623,838
Wells Fargo & Co. ..................................... United States 179,033 7,200,707
31,800,256
Building Products 2.1%
Johnson Controls International plc ......................... United States 163,437 8,044,369
Capital Markets 1.8%
BlackRock, Inc. ....................................... United States 12,407 6,827,324
Chemicals 1.6%
d
Covestro AG, 144A, Reg S .............................. Germany 207,326 5,928,098
Diversified Financial Services 2.3%
e
Voya Financial, Inc. .................................... United States 146,195 8,844,798
Diversified Telecommunication Services 2.5%
Deutsche Telekom AG .................................. Germany 571,691 9,731,634
Electrical Equipment 1.5%
Mitsubishi Electric Corp. ................................ Japan 627,151 5,673,905
Energy Equipment & Services 2.1%
Baker Hughes Co. ..................................... United States 235,227 4,930,358
Schlumberger NV ..................................... United States 83,247 2,988,567
7,918,925
Entertainment 3.5%
Activision Blizzard, Inc. ................................. United States 104,758 7,787,709
b
Walt Disney Co. (The) .................................. United States 60,381 5,695,740
13,483,449
Food Products 3.9%
Danone SA .......................................... France 143,437 6,782,812
Kraft Heinz Co. (The) .................................. United States 237,959 7,935,933
14,718,745
Health Care Equipment & Supplies 1.9%
Medtronic plc ........................................ United States 92,140 7,440,305
Health Care Providers & Services 7.4%
CVS Health Corp. ..................................... United States 88,977 8,485,736
Elevance Health, Inc. .................................. United States 14,607 6,635,084
Fresenius SE & Co. KGaA ............................... Germany 238,482 5,083,552
Humana, Inc. ........................................ United States 16,485 7,998,357
28,202,729

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 2.0%
DR Horton, Inc. ....................................... United States 111,937 $ 7,538,957
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 84,171 5,578,730
Industrial Conglomerates 1.6%
Siemens AG ......................................... Germany 60,976 5,960,273
Insurance 7.7%
China Pacific Insurance Group Co. Ltd., H ................... China 2,444,544 4,489,089
Everest Re Group Ltd. ................................. United States 32,717 8,586,249
NN Group NV ........................................ Netherlands 211,643 8,232,051
Willis Towers Watson plc ................................ United States 40,401 8,118,177
29,425,566
Interactive Media & Services 2.5%
b
Meta Platforms, Inc., A ................................. United States 51,613 7,002,852
b
Twitter, Inc. .......................................... United States 57,878 2,537,371
9,540,223
Internet & Direct Marketing Retail 1.1%
eBay, Inc. ........................................... United States 110,854 4,080,536
IT Services 5.3%
Capgemini SE ........................................ France 40,896 6,547,806
b
Fiserv, Inc. .......................................... United States 66,605 6,232,230
Global Payments, Inc. .................................. United States 68,123 7,360,690
20,140,726
Machinery 3.2%
Alstom SA ........................................... France 279,664 4,524,009
Parker-Hannifin Corp. .................................. United States 31,396 7,607,565
12,131,574
Media 1.8%
b
Charter Communications, Inc., A .......................... United States 22,271 6,755,908
Metals & Mining 1.6%
Rio Tinto plc ......................................... Australia 112,003 6,059,750
Oil, Gas & Consumable Fuels 4.8%
BP plc .............................................. United Kingdom 2,177,383 10,403,921
Suncor Energy, Inc. .................................... Canada 71,923 2,025,487
Williams Cos., Inc. (The) ................................ United States 202,478 5,796,945
18,226,353
Personal Products 1.8%
b
Haleon plc .......................................... United Kingdom 2,267,494 7,069,652
Pharmaceuticals 5.8%
GSK plc ............................................ United States 485,148 7,006,537
Merck & Co., Inc. ..................................... United States 76,651 6,601,184
Novartis AG, ADR ..................................... Switzerland 114,908 8,734,157
22,341,878
Real Estate Management & Development 1.5%
b
CBRE Group, Inc., A ................................... United States 85,550 5,775,481
Semiconductors & Semiconductor Equipment 2.6%
b
Renesas Electronics Corp. .............................. Japan 751,901 6,302,713

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Tower Semiconductor Ltd. ............................... Israel 86,874 $ 3,817,244
10,119,957
Software 1.4%
b,e
Avaya Holdings Corp. .................................. United States 4 6
b
Check Point Software Technologies Ltd. .................... Israel 47,254 5,293,393
5,293,399
Technology Hardware, Storage & Peripherals 2.7%
Samsung Electronics Co. Ltd. ............................ South Korea 143,641 5,233,221
b
Western Digital Corp. .................................. United States 157,314 5,120,571
10,353,792
Tobacco 1.8%
British American Tobacco plc ............................. United Kingdom 193,273 6,929,983
Trading Companies & Distributors 2.1%
b
AerCap Holdings NV ................................... Ireland 191,625 8,111,486
Total Common Stocks (Cost $375,209,180) .....................................
365,977,957
Preferred Stocks 1.4%
Automobiles 1.4%
f
Volkswagen AG, 6.06% ................................. Germany 42,449 5,187,192
Total Preferred Stocks (Cost $7,182,357) .......................................
5,187,192
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 3,613 109
Total Warrants (Cost $–) ......................................................
109
Principal
Amount
*
Corporate Bonds 0.5%
Airlines 0.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 484,000 506,225
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,015,085
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 334,948
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 41,362
1,391,395
Software 0.0%
†
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 268,000 205,636
Total Corporate Bonds (Cost $3,306,323) .......................................
2,103,256

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 $ —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $385,697,860) ...............................
373,268,514
a
Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
h
FHLB, 10/03/22 ....................................... United States 1,600,000 1,600,000
h
U.S. Treasury Bills, 1/05/23 .............................. United States 1,000,000 991,552
Total U.S. Government and Agency Securities (Cost $2,593,157) ..................
2,591,552
i
Repurchase Agreements 0.5%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$2,100,516)
Collateralized by U.S. Treasury Bonds, Strips, 11/15/39 - 2/15/51
(valued at $2,142,000) ................................ 2,100,000 2,100,000
Total Repurchase Agreements (Cost $2,100,000) ................................
2,100,000
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
j
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $6)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $6) .................. 6 6
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $6) ...................................................................
6
Total Short Term Investments (Cost $4,693,163 ) .................................
4,691,558
a
Total Investments (Cost $390,391,023) 98.9% ...................................
$377,960,072
Other Assets, less Liabilities 1.1% .............................................
4,051,542
Net Assets 100.0% ...........................................................
$382,011,614
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $8,031,354, representing 2.1% of net assets.
e
A portion or all of the security is on loan at September 30, 2022.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following futures contracts outstanding.
At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 177 .
f
Variable rate security. The rate shown represents the yield at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
At September 30, 2022, all repurchase agreements had been entered into on that date.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 83 $ 10,231,306 12/19/22 $ 259,757
Foreign Exchange GBP/USD ................... Short 7 489,169 12/19/22 18,795
Total Futures Contracts ...................................................................... $278,552
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 2,730,223 2,664,694 10/12/22 $ 24,549 $ (11,830)
Euro ............. HSBK Buy 4,265,955 4,181,371 10/12/22 40,794 (38,724)
Euro ............. SSBT Buy 135,923 138,731 10/12/22 — (5,437)
Euro ............. UBSW Buy 3,494,795 3,458,124 10/12/22 9,612 (40,541)
Euro ............. UBSW Sell 32,319,656 33,093,065 10/12/22 1,398,559 —
South Korean Won .. HSBK Buy 943,428,316 698,997 11/14/22 — (44,128)
South Korean Won .. HSBK Sell 6,194,995,383 4,827,880 11/14/22 527,704 —
South Korean Won .. UBSW Sell 447,389,608 350,523 11/14/22 39,974 —
Japanese Yen ...... UBSW Buy 68,157,292 501,478 11/18/22 — (28,446)
Japanese Yen ...... UBSW Sell 886,275,771 6,941,057 11/18/22 790,021 —
British Pound ...... BOFA Sell 2,076,514 2,553,001 1/17/23 231,426 —
British Pound ...... HSBK Buy 475,000 512,477 1/17/23 18,581 —
Total Forward Exchange Contracts ................................................... $3,081,220 $(169,106)
Net unrealized appreciation (depreciation) ............................................ $2,912,114
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual Shares VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.7%
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 $ 57,083
Automobiles 2.1%
General Motors Co. .................................... United States 1,177,470 37,785,012
Banks 8.0%
Bank of America Corp. ................................. United States 1,678,264 50,683,573
First Horizon Corp. .................................... United States 703,508 16,110,333
ING Groep NV ....................................... Netherlands 3,319,043 28,440,428
Wells Fargo & Co. ..................................... United States 1,230,373 49,485,602
144,719,936
Building Products 2.3%
Johnson Controls International plc ......................... United States 835,173 41,107,215
Capital Markets 2.1%
BlackRock, Inc. ....................................... United States 67,703 37,255,607
Chemicals 1.9%
Ashland, Inc. ......................................... United States 366,378 34,794,919
Commercial Services & Supplies 1.2%
b
Stericycle, Inc. ....................................... United States 496,719 20,916,837
Consumer Finance 0.9%
Bread Financial Holdings, Inc. ............................ United States 522,325 16,427,121
Containers & Packaging 1.4%
International Paper Co. ................................. United States 815,966 25,866,122
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 585,413 35,417,487
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 5,662,112
Electrical Equipment 1.2%
Sensata Technologies Holding plc ......................... United States 582,331 21,709,300
Electronic Equipment, Instruments & Components 2.0%
b
Flex Ltd. ............................................ United States 2,144,914 35,734,267
Energy Equipment & Services 2.2%
Schlumberger NV ..................................... United States 1,113,536 39,975,942
Entertainment 3.3%
Activision Blizzard, Inc. ................................. United States 480,716 35,736,427
b
Walt Disney Co. (The) .................................. United States 260,199 24,544,572
60,280,999
Equity Real Estate Investment Trusts (REITs) 1.5%
Vornado Realty Trust ................................... United States 1,179,358 27,313,931
Food Products 2.6%
Kraft Heinz Co. (The) .................................. United States 1,381,873 46,085,465
Health Care Equipment & Supplies 2.0%
Medtronic plc ........................................ United States 456,223 36,840,007
Health Care Providers & Services 7.3%
CVS Health Corp. ..................................... United States 530,038 50,549,724
Elevance Health, Inc. .................................. United States 78,809 35,798,200

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 92,013 $ 44,643,788
130,991,712
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 595,402 40,100,325
Insurance 4.2%
Everest Re Group Ltd. ................................. United States 136,636 35,858,752
Willis Towers Watson plc ................................ United States 195,286 39,240,769
75,099,521
Interactive Media & Services 1.8%
b
Meta Platforms, Inc., A ................................. United States 159,365 21,622,643
b
Twitter, Inc. .......................................... United States 249,512 10,938,606
32,561,249
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 576,466 21,219,714
IT Services 6.0%
b
Fiserv, Inc. .......................................... United States 510,669 47,783,298
Global Payments, Inc. .................................. United States 423,406 45,749,018
SS&C Technologies Holdings, Inc. ......................... United States 314,437 15,014,367
108,546,683
Machinery 2.1%
Parker-Hannifin Corp. .................................. United States 156,462 37,912,307
Media 3.4%
b
Charter Communications, Inc., A .......................... United States 134,755 40,877,929
Comcast Corp., A ..................................... United States 714,374 20,952,589
b
Loyalty Ventures, Inc. .................................. United States 134,708 162,997
61,993,515
Oil, Gas & Consumable Fuels 4.7%
BP plc .............................................. United Kingdom 11,340,817 54,188,428
Williams Cos., Inc. (The) ................................ United States 1,085,722 31,084,221
85,272,649
Pharmaceuticals 8.6%
b
Elanco Animal Health, Inc. ............................... United States 1,575,742 19,554,958
Eli Lilly & Co. ........................................ United States 104,603 33,823,380
GSK plc ............................................ United States 1,561,366 22,549,344
Merck & Co., Inc. ..................................... United States 455,046 39,188,562
Novartis AG, ADR ..................................... Switzerland 531,443 40,394,982
155,511,226
Professional Services 1.7%
KBR, Inc. ........................................... United States 700,797 30,288,446
Real Estate Management & Development 1.6%
b
CBRE Group, Inc., A ................................... United States 414,639 27,992,279
Software 3.5%
b
Avaya Holdings Corp. .................................. United States 116 185
NortonLifeLock , Inc. ................................... United States 1,421,750 28,634,045
Oracle Corp. ......................................... United States 557,815 34,065,762
62,699,992

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 $ —
Technology Hardware, Storage & Peripherals 1.3%
b
Western Digital Corp. .................................. United States 739,659 24,075,900
Textiles, Apparel & Luxury Goods 2.2%
Tapestry, Inc. ........................................ United States 1,397,101 39,719,581
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 858,532 30,783,462
Wireless Telecommunication Services 2.2%
b
T-Mobile US, Inc. ..................................... United States 294,122 39,462,349
Total Common Stocks (Cost $1,633,193,023) ....................................
1,672,180,272
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 319,288
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 63,871 1,916
Total Warrants (Cost $436,130) ................................................
321,204
Principal
Amount
*
Corporate Bonds 3.4%
Airlines 0.2%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 2,592,000 2,711,025
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 2,347,684
Oil, Gas & Consumable Fuels 0.8%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 13,861,000 13,772,705
Pharmaceuticals 0.3%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 5,309,000 3,157,050
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 3,434,000 1,467,108
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 340,000 216,354
4,840,512
Software 0.8%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 19,670,000 15,092,791
Specialty Retail 1.2%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 21,435,000 15,916,452
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,845,000 5,757,021
21,673,473
Total Corporate Bonds (Cost $72,856,142) ......................................
60,438,190

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 1.4%
e
Software 1.4%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 8.615% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 6,640,700 $ 6,204,904
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 10.227% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 13,032,127 7,860,002
Veritas US, Inc. , 2021 Dollar Term Loan, B , 8.674% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 14,817,938 11,841,977
25,906,883
a a a a a a
Total Senior Floating Rate Interests (Cost $34,209,188) ..........................
25,906,883
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 1,808,416 1,786,615
Total Asset-Backed Securities (Cost $1,781,290) ................................
1,786,615
Shares
a
Companies in Liquidation 0.0%
a,b,f
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,742,475,773) .............................
1,760,633,164
a
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
g
FHLB, 10/03/22 ....................................... United States 15,400,000 15,400,000
g
U.S. Treasury Bills, 12/15/22 ............................. United States 2,000,000 1,988,607
Total U.S. Government and Agency Securities (Cost $17,388,225) .................
17,388,607
h
Repurchase Agreements 1.1%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$19,004,671)
Collateralized by U.S. Treasury Bond, Strip, 5/15/38; U.S. Treasury
Note, Index Linked, 0.25%, 1/15/25 (valued at $19,380,000) .... 19,000,000 19,000,000
Total Repurchase Agreements (Cost $19,000,000) ...............................
19,000,000
Total Short Term Investments (Cost $36,388,225 ) ................................
36,388,607
a
Total Investments (Cost $1,778,863,998) 99.6% ..................................
$1,797,021,771
Other Assets, less Liabilities 0.4% .............................................
6,266,229
Net Assets 100.0% ...........................................................
$1,803,288,000
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following futures contracts outstanding.
At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 177 .
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $58,090,506, representing 3.2% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
h
At September 30, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 4,807,481 12/19/22 $ 122,088
Foreign Exchange GBP/USD ................... Short 143 9,993,019 12/19/22 383,959
Total Futures Contracts ...................................................................... $506,047
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Sell 152,669 153,013 10/12/22 $ 3,296 $ —
Euro ............. BOFA Buy 23,718 23,714 10/12/22 — (455)
Euro ............. SSBT Sell 124,218 124,292 10/12/22 2,477 —
Euro ............. UBSW Buy 149,945 149,660 10/12/22 — (2,616)
Euro ............. UBSW Sell 14,448,173 14,793,918 10/12/22 625,212 —
British Pound ...... BOFA Sell 2,277,359 2,799,932 1/17/23 253,810 —
Total Forward Exchange Contracts ................................................... $884,795 $(3,071)
Net unrealized appreciation (depreciation) ............................................ $881,724
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Rising Dividends VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Aerospace & Defense 4.1%
General Dynamics Corp. ................................ United States 82,752 $ 17,557,492
Raytheon Technologies Corp. ............................ United States 376,646 30,832,241
48,389,733
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 153,317 24,766,828
Banks 1.2%
JPMorgan Chase & Co. ................................. United States 133,925 13,995,163
Beverages 2.0%
PepsiCo, Inc. ........................................ United States 143,630 23,449,034
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 137,436 18,445,286
Building Products 2.8%
Carlisle Cos., Inc. ..................................... United States 58,202 16,320,423
Johnson Controls International plc ......................... United States 347,210 17,089,676
33,410,099
Capital Markets 1.4%
Nasdaq, Inc. ......................................... United States 279,500 15,842,060
Chemicals 9.6%
Air Products and Chemicals, Inc. .......................... United States 121,667 28,315,561
Albemarle Corp. ...................................... United States 93,410 24,701,340
Ecolab, Inc. .......................................... United States 94,209 13,605,664
Linde plc ............................................ United Kingdom 142,132 38,317,366
Sherwin-Williams Co. (The) .............................. United States 34,000 6,961,500
111,901,431
Commercial Services & Supplies 1.8%
Cintas Corp. ......................................... United States 54,672 21,223,124
Electrical Equipment 0.7%
nVent Electric plc ..................................... United States 263,326 8,323,735
Food & Staples Retailing 1.5%
Walmart, Inc. ........................................ United States 132,508 17,186,288
Food Products 2.1%
McCormick & Co., Inc. ................................. United States 220,794 15,735,988
Mondelez International, Inc., A ............................ United States 170,100 9,326,583
25,062,571
Health Care Equipment & Supplies 9.2%
Abbott Laboratories .................................... United States 237,395 22,970,340
Becton Dickinson and Co. ............................... United States 126,215 28,124,488
Medtronic plc ........................................ United States 269,054 21,726,111
Stryker Corp. ........................................ United States 173,145 35,068,788
107,889,727
Health Care Providers & Services 3.6%
CVS Health Corp. ..................................... United States 68,293 6,513,103
UnitedHealth Group, Inc. ................................ United States 71,800 36,261,872
42,774,975
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp. ..................................... United States 97,999 22,612,289

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. ...................................... United States 73,400 $ 6,184,684
28,796,973
Household Products 2.8%
Colgate-Palmolive Co. ................................. United States 188,340 13,230,885
Procter & Gamble Co. (The) ............................. United States 153,294 19,353,368
32,584,253
Industrial Conglomerates 2.2%
Honeywell International, Inc. ............................. United States 155,875 26,026,449
Insurance 0.9%
Erie Indemnity Co., A ................................... United States 47,870 10,641,980
IT Services 5.5%
Accenture plc, A ...................................... United States 145,878 37,534,410
Visa, Inc., A .......................................... United States 151,262 26,871,694
64,406,104
Life Sciences Tools & Services 2.0%
Danaher Corp. ....................................... United States 12,900 3,331,941
West Pharmaceutical Services, Inc. ........................ United States 82,301 20,252,630
23,584,571
Machinery 2.6%
Donaldson Co., Inc. ................................... United States 127,497 6,248,628
Dover Corp. ......................................... United States 134,388 15,666,953
Pentair plc .......................................... United States 216,294 8,788,025
30,703,606
Multiline Retail 2.0%
Target Corp. ......................................... United States 160,737 23,851,763
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp. ....................................... United States 115,794 16,636,124
EOG Resources, Inc. .................................. United States 108,961 12,174,212
Exxon Mobil Corp. ..................................... United States 114,261 9,976,128
38,786,464
Pharmaceuticals 3.1%
Johnson & Johnson ................................... United States 149,729 24,459,730
Pfizer, Inc. ........................................... United States 260,915 11,417,640
35,877,370
Road & Rail 2.2%
JB Hunt Transport Services, Inc. .......................... United States 66,830 10,453,549
Norfolk Southern Corp. ................................. United States 71,947 15,083,688
25,537,237
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc. ................................... United States 245,719 34,238,486
Texas Instruments, Inc. ................................. United States 231,468 35,826,617
70,065,103
Software 11.7%
Microsoft Corp. ....................................... United States 414,828 96,613,441
Roper Technologies, Inc. ................................ United States 111,483 40,093,746
136,707,187

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 3.5%
Lowe's Cos., Inc. ...................................... United States 127,700 $ 23,983,337
Ross Stores, Inc. ..................................... United States 202,030 17,025,068
41,008,405
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. .......................................... United States 23,400 3,233,880
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc., B ......................................... United States 213,484 17,744,790
Trading Companies & Distributors 1.2%
WW Grainger, Inc. ..................................... United States 29,593 14,476,600
Total Common Stocks (Cost $492,664,362) .....................................
1,136,692,789
Short Term Investments 3.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 35,063,053 35,063,053
Total Money Market Funds (Cost $35,063,053) ..................................
35,063,053
Total Short Term Investments (Cost $35,063,053 ) ................................
35,063,053
a
Total Investments (Cost $527,727,415) 100.0% ..................................
$1,171,755,842
Other Assets, less Liabilities (0.0)%
†
...........................................
(509,539)
Net Assets 100.0% ...........................................................
$1,171,246,303
a
See Note 6 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Small Cap Value VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 2.0%
a
Aerojet Rocketdyne Holdings, Inc. ......................... United States 368,999 $ 14,756,270
QinetiQ Group plc ..................................... United Kingdom 1,037,812 3,787,030
18,543,300
Auto Components 0.8%
a
Adient plc ........................................... United States 221,085 6,135,109
LCI Industries ........................................ United States 10,514 1,066,750
7,201,859
Banks 14.4%
Atlantic Union Bankshares Corp. .......................... United States 549,972 16,708,149
Camden National Corp. ................................. United States 215,383 9,175,316
Columbia Banking System, Inc. ........................... United States 778,174 22,481,447
First Bancorp ........................................ United States 57,801 2,114,361
First Interstate BancSystem , Inc., A ........................ United States 545,695 22,018,793
First of Long Island Corp. (The) ........................... United States 245,367 4,230,127
German American Bancorp, Inc. .......................... United States 189,677 6,773,366
Peoples Bancorp, Inc. .................................. United States 266,198 7,701,108
SouthState Corp. ..................................... United States 317,527 25,122,736
TriCo Bancshares ..................................... United States 239,110 10,676,261
Washington Trust Bancorp, Inc. ........................... United States 197,439 9,176,965
136,178,629
Biotechnology 0.4%
a
Mirum Pharmaceuticals, Inc. ............................. United States 178,073 3,741,314
Building Products 3.8%
Apogee Enterprises, Inc. ................................ United States 233,333 8,917,987
Insteel Industries, Inc. .................................. United States 24,093 639,187
a
Masonite International Corp. ............................. United States 30,663 2,185,965
UFP Industries, Inc. .................................... United States 336,122 24,254,564
35,997,703
Chemicals 3.5%
Ashland, Inc. ......................................... United States 102,274 9,712,962
Avient Corp. ......................................... United States 125,671 3,807,831
a
Elementis plc ........................................ United Kingdom 7,948,875 7,946,421
Minerals Technologies, Inc. .............................. United States 219,526 10,846,780
Tronox Holdings plc ................................... United States 38,357 469,873
32,783,867
Commercial Services & Supplies 0.3%
a
IAA, Inc. ............................................ United States 76,694 2,442,704
Communications Equipment 3.0%
a
NetScout Systems, Inc. ................................. United States 900,612 28,207,168
Construction & Engineering 4.4%
a
Great Lakes Dredge & Dock Corp. ........................ United States 930,517 7,053,319
Primoris Services Corp. ................................. United States 231,391 3,760,104
a
WillScot Mobile Mini Holdings Corp. ....................... United States 751,052 30,289,927
41,103,350
Construction Materials 2.2%
a
Summit Materials, Inc., A ................................ United States 865,360 20,734,026
Consumer Finance 0.7%
Bread Financial Holdings, Inc. ............................ United States 215,763 6,785,746

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.1%
a
IDACORP, Inc. ....................................... United States 10,257 $ 1,015,546
Electrical Equipment 0.8%
Regal Rexnord Corp. .................................. United States 55,550 7,796,998
Electronic Equipment, Instruments & Components 4.5%
Benchmark Electronics, Inc. ............................. United States 635,574 15,749,523
a
Coherent Corp. ....................................... United States 20,092 700,206
CTS Corp. .......................................... United States 157,675 6,567,164
a
Knowles Corp. ....................................... United States 1,565,705 19,054,630
42,071,523
Energy Equipment & Services 4.0%
Hunting plc .......................................... United Kingdom 2,577,025 6,718,375
a
Natural Gas Services Group, Inc. ......................... United States 153,048 1,536,602
a
TechnipFMC plc ...................................... United Kingdom 3,479,716 29,438,397
37,693,374
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexander & Baldwin, Inc. ............................... United States 486,616 8,068,093
Highwoods Properties, Inc. .............................. United States 33,855 912,731
STAG Industrial, Inc. ................................... United States 150,164 4,269,163
Sunstone Hotel Investors, Inc. ............................ United States 1,446,246 13,623,637
26,873,624
Food Products 3.2%
Glanbia plc .......................................... Ireland 1,834,419 21,193,679
Maple Leaf Foods, Inc. ................................. Canada 584,000 8,726,388
29,920,067
Health Care Equipment & Supplies 4.3%
a
Envista Holdings Corp. ................................. United States 450,753 14,789,206
a
Integer Holdings Corp. ................................. United States 380,616 23,685,734
a
Integra LifeSciences Holdings Corp. ....................... United States 54,373 2,303,240
40,778,180
Hotels, Restaurants & Leisure 5.5%
a
Brinker International, Inc. ............................... United States 562,660 14,055,247
a
Dalata Hotel Group plc ................................. Ireland 1,508,000 4,168,388
a
Denny's Corp. ........................................ United States 1,007,878 9,484,132
a
Hilton Grand Vacations, Inc. ............................. United States 132,144 4,346,216
Jack in the Box, Inc. ................................... United States 261,919 19,400,340
51,454,323
Household Durables 1.0%
Century Communities, Inc. .............................. United States 39,881 1,706,109
a
M/I Homes, Inc. ....................................... United States 81,331 2,946,622
a
Meritage Homes Corp. ................................. United States 41,077 2,886,481
a
Taylor Morrison Home Corp. ............................. United States 77,544 1,808,326
9,347,538
Insurance 6.3%
CNO Financial Group, Inc. .............................. United States 480,662 8,637,496
Hanover Insurance Group, Inc. (The) ....................... United States 208,348 26,697,713
Horace Mann Educators Corp. ........................... United States 472,170 16,662,879
Selective Insurance Group, Inc. ........................... United States 94,760 7,713,464
59,711,552

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 0.1%
Brunswick Corp. ...................................... United States 13,816 $ 904,257
Machinery 3.9%
Astec Industries, Inc. ................................... United States 119,417 3,724,616
Columbus McKinnon Corp. .............................. United States 52,427 1,371,490
Greenbrier Cos., Inc. (The) .............................. United States 347,642 8,437,272
REV Group, Inc. ...................................... United States 472,869 5,215,745
Timken Co. (The) ..................................... United States 298,451 17,620,547
36,369,670
Metals & Mining 0.6%
Commercial Metals Co. ................................. United States 165,546 5,873,572
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 36,340 2,461,308
Oil, Gas & Consumable Fuels 5.0%
Crescent Point Energy Corp. ............................. Canada 4,413,916 27,161,577
a
Green Plains, Inc. ..................................... United States 704,468 20,478,885
47,640,462
Professional Services 3.0%
ICF International, Inc. .................................. United States 117,238 12,781,287
Stantec , Inc. ......................................... Canada 358,251 15,711,898
28,493,185
Real Estate Management & Development 0.5%
a
Cushman & Wakefield plc ............................... United States 428,959 4,911,581
Road & Rail 1.2%
a
Saia, Inc. ........................................... United States 57,261 10,879,590
Semiconductors & Semiconductor Equipment 1.0%
a
Cohu , Inc. ........................................... United States 254,429 6,559,179
a
Onto Innovation, Inc. ................................... United States 50,236 3,217,616
9,776,795
Software 3.8%
a
ACI Worldwide, Inc. .................................... United States 1,117,158 23,348,602
Software AG ......................................... Germany 564,544 12,872,218
36,220,820
Specialty Retail 0.8%
a
Children's Place, Inc. (The) .............................. United States 226,368 6,992,508
Group 1 Automotive, Inc. ................................ United States 6,189 884,222
7,876,730
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc. ......................................... United States 83,485 5,470,772
Thrifts & Mortgage Finance 2.1%
WSFS Financial Corp. .................................. United States 425,146 19,752,283
Trading Companies & Distributors 7.0%
Herc Holdings, Inc. .................................... United States 208,659 21,675,497
McGrath RentCorp .................................... United States 399,759 33,523,790
a
Univar Solutions, Inc. .................................. United States 493,508 11,222,372
66,421,659
Total Common Stocks (Cost $941,345,506) .....................................
923,435,075

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 177 .
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 26,836,996 $ 26,836,996
Total Money Market Funds (Cost $26,836,996) ..................................
26,836,996
Total Short Term Investments (Cost $26,836,996 ) ................................
26,836,996
a
Total Investments (Cost $968,182,502) 100.7% ..................................
$950,272,071
Other Assets, less Liabilities (0.7)% ...........................................
(7,198,691)
Net Assets 100.0% ...........................................................
$943,073,380
a
Non-income producing.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Small-Mid Cap Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.1%
Aerospace & Defense 1.6%
TransDigm Group, Inc. ................................. United States 10,900 $ 5,720,538
Airlines 1.1%
a
Delta Air Lines, Inc. .................................... United States 144,400 4,051,864
Banks 0.9%
a
SVB Financial Group ................................... United States 9,800 3,290,644
Beverages 0.3%
Brown-Forman Corp., B ................................ United States 15,000 998,550
Biotechnology 3.2%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 14,100 2,822,256
a
Horizon Therapeutics plc ................................ United States 43,800 2,710,782
a
Neurocrine Biosciences, Inc. ............................. United States 11,800 1,253,278
a
PTC Therapeutics, Inc. ................................. United States 51,100 2,565,220
a
Seagen , Inc. ......................................... United States 15,900 2,175,597
11,527,133
Building Products 1.3%
Trane Technologies plc ................................. United States 32,300 4,677,363
Capital Markets 4.3%
Ares Management Corp. ................................ United States 66,100 4,094,895
MarketAxess Holdings, Inc. .............................. United States 12,500 2,781,125
MSCI, Inc. ........................................... United States 16,000 6,748,640
Tradeweb Markets, Inc., A ............................... United States 36,400 2,053,688
15,678,348
Commercial Services & Supplies 1.4%
Republic Services, Inc. ................................. United States 36,200 4,924,648
Communications Equipment 1.6%
a
Arista Networks, Inc. ................................... United States 51,800 5,847,702
Containers & Packaging 1.9%
Avery Dennison Corp. .................................. United States 28,000 4,555,600
Ball Corp. ........................................... United States 49,200 2,377,344
6,932,944
Electrical Equipment 2.3%
a
Generac Holdings, Inc. ................................. United States 17,400 3,099,636
Rockwell Automation, Inc. ............................... United States 23,500 5,055,085
8,154,721
Electronic Equipment, Instruments & Components 3.0%
Cognex Corp. ........................................ United States 67,800 2,810,310
a
Keysight Technologies, Inc. .............................. United States 29,350 4,618,516
a
Zebra Technologies Corp., A ............................. United States 13,600 3,563,336
10,992,162
Entertainment 0.3%
a
ROBLOX Corp., A ..................................... United States 27,000 967,680
Equity Real Estate Investment Trusts (REITs) 2.7%
Equity LifeStyle Properties, Inc. ........................... United States 48,700 3,060,308
SBA Communications Corp. ............................. United States 14,157 4,029,790
Terreno Realty Corp. ................................... United States 47,050 2,493,180
9,583,278
Food Products 0.3%
a
Freshpet , Inc. ........................................ United States 19,000 951,710

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.2%
a
Dexcom , Inc. ......................................... United States 69,452 $ 5,593,664
a
IDEXX Laboratories, Inc. ................................ United States 19,050 6,206,490
a
Inari Medical, Inc. ..................................... United States 32,000 2,324,480
a
Insulet Corp. ......................................... United States 19,800 4,542,120
18,666,754
Health Care Providers & Services 1.7%
a
Guardant Health, Inc. .................................. United States 62,600 3,369,758
a
HealthEquity , Inc. ..................................... United States 38,300 2,572,611
5,942,369
Health Care Technology 1.7%
a
Certara , Inc. ......................................... United States 79,200 1,051,776
a
Veeva Systems, Inc., A ................................. United States 31,800 5,243,184
6,294,960
Hotels, Restaurants & Leisure 6.2%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,730 8,610,815
Darden Restaurants, Inc. ............................... United States 37,400 4,724,368
a
Expedia Group, Inc. ................................... United States 41,600 3,897,504
Vail Resorts, Inc. ...................................... United States 13,100 2,824,884
a
Wynn Resorts Ltd. .................................... United States 39,500 2,489,685
22,547,256
Household Durables 1.3%
a
NVR, Inc. ........................................... United States 1,182 4,712,729
Interactive Media & Services 1.7%
a
Match Group, Inc. ..................................... United States 65,624 3,133,546
a
Pinterest, Inc., A ...................................... United States 123,800 2,884,540
6,018,086
IT Services 4.8%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,700 2,120,284
a
Cloudflare , Inc., A ..................................... United States 53,700 2,970,147
a
MongoDB, Inc. ....................................... United States 16,800 3,335,808
Paychex, Inc. ........................................ United States 36,900 4,140,549
a
Shopify, Inc., A ....................................... Canada 54,900 1,479,006
a
Snowflake, Inc., A ..................................... United States 19,200 3,263,232
17,309,026
Leisure Products 1.6%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 5,776,299
Life Sciences Tools & Services 4.7%
a
10X Genomics, Inc., A .................................. United States 47,900 1,364,192
a
Avantor , Inc. ......................................... United States 73,528 1,441,149
Bio- Techne Corp. ..................................... United States 15,725 4,465,900
a
Mettler -Toledo International, Inc. .......................... United States 5,280 5,724,153
West Pharmaceutical Services, Inc. ........................ United States 16,000 3,937,280
16,932,674
Machinery 1.3%
IDEX Corp. .......................................... United States 18,150 3,627,277
a
Proterra , Inc. ......................................... United States 244,900 1,219,602
4,846,879
Oil, Gas & Consumable Fuels 1.2%
Coterra Energy, Inc. ................................... United States 82,300 2,149,676

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Hess Corp. .......................................... United States 12,700 $ 1,384,173
Targa Resources Corp. ................................. United States 15,900 959,406
4,493,255
Personal Products 1.1%
a
BellRing Brands, Inc. ................................... United States 129,300 2,664,873
a
Olaplex Holdings, Inc. .................................. United States 153,374 1,464,722
4,129,595
Pharmaceuticals 1.3%
a
Catalent , Inc. ........................................ United States 31,800 2,301,048
a
Jazz Pharmaceuticals plc ............................... United States 17,900 2,385,891
4,686,939
Professional Services 3.2%
a
CoStar Group, Inc. .................................... United States 120,050 8,361,482
TransUnion .......................................... United States 54,800 3,260,052
11,621,534
Road & Rail 2.5%
a
Lyft, Inc., A .......................................... United States 181,400 2,389,038
Old Dominion Freight Line, Inc. ........................... United States 26,650 6,629,720
9,018,758
Semiconductors & Semiconductor Equipment 4.5%
a
Enphase Energy, Inc. .................................. United States 6,400 1,775,808
Entegris , Inc. ......................................... United States 46,800 3,885,336
a
Lattice Semiconductor Corp. ............................. United States 77,355 3,806,640
Monolithic Power Systems, Inc. ........................... United States 12,250 4,451,650
a
SiTime Corp. ......................................... United States 29,600 2,330,408
16,249,842
Software 13.7%
a
Alkami Technology, Inc. ................................. United States 104,125 1,567,081
a
ANSYS, Inc. ......................................... United States 21,600 4,788,720
a,e
Arteris , Inc. .......................................... United States 108,200 720,612
a
Atlassian Corp. plc, A .................................. United States 12,800 2,695,552
a
Bill.com Holdings, Inc. .................................. United States 28,148 3,725,951
a
Crowdstrike Holdings, Inc., A ............................. United States 41,100 6,773,691
a
Duck Creek Technologies, Inc. ........................... United States 20,518 243,138
a
Monday.com Ltd. ...................................... United States 22,800 2,584,152
a
Palo Alto Networks, Inc. ................................ United States 33,300 5,454,207
a
Paylocity Holding Corp. ................................. United States 24,650 5,954,947
a
Synopsys, Inc. ....................................... United States 35,950 10,983,085
a
Zscaler , Inc. ......................................... United States 25,500 4,191,435
49,682,571
Specialty Retail 5.1%
a
AutoZone, Inc. ....................................... United States 2,000 4,283,860
a
Burlington Stores, Inc. .................................. United States 23,900 2,674,171
a
Five Below, Inc. ....................................... United States 27,250 3,751,507
a
Petco Health & Wellness Co., Inc. ......................... United States 131,800 1,470,888
Tractor Supply Co. .................................... United States 33,437 6,215,270
18,395,696
Textiles, Apparel & Luxury Goods 2.3%
Levi Strauss & Co., A .................................. United States 115,200 1,666,944

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
a
Lululemon Athletica , Inc. ................................ United States 23,800 $ 6,653,528
8,320,472
Trading Companies & Distributors 1.8%
Fastenal Co. ......................................... United States 144,500 6,652,780
Total Common Stocks (Cost $310,956,944) .....................................
336,597,759
Convertible Preferred Stocks 1.3%
Diversified Consumer Services 0.2%
a,c,d
Newsela , Inc., D ...................................... United States 48,915 778,947
a
Software 1.1%
a,c,d
Benchling , Inc., F ..................................... United States 35,200 510,406
a,c,d
Blaize , Inc. .......................................... United States 11,970 88,761
a,c,d
Blaize , Inc., D ........................................ United States 194,302 1,346,942
a,c,d
Blaize , Inc., D-2 ...................................... United States 82,758 369,892
a,c,d
Databricks , Inc., G .................................... United States 25,878 760,591
a,c,d
OneTrust LLC, C ...................................... United States 82,367 892,591
3,969,183
Total Convertible Preferred Stocks (Cost $7,884,932) ............................
4,748,130
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d
Blaize , Inc., 9/19/25 ................................... United States 8,275 9,289
a,c,d
Blaize , Inc., D, 2/28/24 ................................. United States 26,474 10,198
19,487
Total Warrants (Cost $–) ......................................................
19,487
Total Long Term Investments (Cost $318,841,876) ...............................
341,365,376
a
Short Term Investments 6.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 22,353,816 22,353,816
Total Money Market Funds (Cost $22,353,816) ..................................
22,353,816

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

s
See Abbreviations on page 177 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 94,500 $ 94,500
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $94,500) ...............................................................
94,500
Total Short Term Investments (Cost $22,448,316 ) ................................
22,448,316
a
Total Investments (Cost $341,290,192) 100.6% ..................................
$363,813,692
Other Assets, less Liabilities (0.6)% ...........................................
(2,048,507)
Net Assets 100.0% ...........................................................
$361,765,185
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of this security was $2,120,284, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
A portion or all of the security is on loan at September 30, 2022.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Energy Equipment & Services 0.2%
a
Weatherford International plc ............................. United States 13,794 $ 445,408
Media 0.0%
†
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 28,501
a
iHeartMedia, Inc., A .................................... United States 8,384 61,455
a,b
iHeartMedia, Inc., B ................................... United States 142 968
90,924
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. .................................. United States 431 2,832
Birch Permian Holdings, Inc. ............................. United States 39,385 588,806
a,b,c
Riviera Resources, Inc. ................................. United States 6,620 —
591,638
Total Common Stocks (Cost $2,063,658) .......................................
1,127,970
Management Investment Companies 6.7%
Capital Markets 6.7%
d
Franklin Floating Rate Income Fund ....................... United States 2,693,451 20,470,228
a
Total Management Investment Companies (Cost $23,548,426) ....................
20,470,228
Warrants
Warrants 0.0%
Oil, Gas & Consumable Fuels 0.0%
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 —
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 —
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 —
—
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 29,100 4,057
Total Convertible Bonds (Cost $8,080) .........................................
4,057
Corporate Bonds 42.5%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 700,000 582,064
Senior Note, 5.15%, 5/01/30 ........................... United States 700,000 648,356
g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 900,000 874,521
2,104,941

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 0.3%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 $ 274,323
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 478,131
752,454
Airlines 0.6%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 524,565
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,068,381
g
International Consolidated Airlines Group SA , Senior Note , Reg S,
3.75% , 3/25/29 ..................................... United Kingdom 300,000 EUR 198,470
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 89,424
1,880,840
Auto Components 1.2%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 725,248
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 230,562
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,000,000 827,196
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 433,382
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 654,500
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 723,450
3,594,338
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,200,000 837,612
Banks 5.0%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 212,529
g
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 400,000 372,999
Senior Note, 144A, 2.219% to 6/08/25, FRN thereafter, 6/09/26 . France 500,000 449,969
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,592,284
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 613,476
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 220,905
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 861,470
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 550,000 514,766
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 213,000 208,207
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,127,333
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 791,798
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 700,000 681,343

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 $ 485,047
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 900,000 890,898
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 900,000 874,337
g
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 500,000 492,218
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 665,997
g
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 800,000 585,547
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 700,000 583,474
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 300,000 242,049
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 967,775
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 356,719
Wells Fargo & Co. ,
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 900,000 879,111
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 500,000 483,983
15,154,234
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 715,389
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 814,891
1,530,280
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 613,379
Amgen, Inc. , Senior Bond , 4.2% , 3/01/33 ...................
United States 400,000 362,535
975,914
Building Products 0.5%
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 500,000 412,781
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 443,722
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 423,627
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 153,482
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 141,080
1,574,692
Capital Markets 2.1%
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 800,000 773,152
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 400,000 272,163
Senior Note, 0.673% to 3/07/23, FRN thereafter, 3/08/24 ...... United States 900,000 880,036
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 285,993
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 1,000,000 856,426
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 809,000 728,581
Senior Note, 3.737% to 4/23/23, FRN thereafter, 4/24/24 ...... United States 900,000 890,796

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 $ 928,572
g
UBS Group AG , Senior Note , 144A, 4.49% to 8/04/24, FRN
thereafter , 8/05/25 ................................... Switzerland 700,000 683,159
6,298,878
Chemicals 2.1%
g
Alpek SAB de CV , Senior Bond , 144A, 4.25% , 9/18/29 ......... Mexico 800,000 662,820
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 148,158 144,514
g
ASP Unifrax Holdings, Inc. , Senior Note , 144A, 7.5% , 9/30/29 .... United States 200,000 132,393
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 603,000
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 700,000 566,965
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 563,101
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 261,645
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 645,828
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 400,000 368,486
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 605,254
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 300,000 238,500
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 774,316
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 800,000 522,302
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 169,829
g
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 79,679
6,338,632
Commercial Services & Supplies 0.7%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 317,096
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 842,290
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 829,200
1,988,586
Construction & Engineering 0.2%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 255,466
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 385,938
641,404
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 363,496
g
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 300,000 293,891
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 500,000 406,108
1,063,495
Containers & Packaging 0.8%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 300,000 188,359
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 169,000 167,057
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 68,108

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 $ 414,410
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 504,239
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.125%, 12/01/24 .................... United States 709,000 685,642
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 118,576
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 309,923
2,456,314
Diversified Consumer Services 0.2%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 725,784
Diversified Financial Services 0.4%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 586,848
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,000,000 753,010
1,339,858
Diversified Telecommunication Services 1.1%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 572,785
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 158,689
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 519,990
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 1,000,000 764,460
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 262,816
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 515,016
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 109,605
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 312,888
3,216,249
Electric Utilities 1.1%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 320,205
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,179,733
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 400,000 313,452
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 87,646
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 917,389
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 426,699
3,245,124
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 180,987
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 725,864
906,851
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 732,065
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 722,312
1,454,377

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.1%
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 $ 361,209
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 43,000 43,816
405,025
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 283,694
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 978,280
g
Warnermedia Holdings, Inc. , Senior Note , 144A, 4.054% , 3/15/29 . United States 300,000 259,465
1,521,439
Equity Real Estate Investment Trusts (REITs) 1.2%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 408,583
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 312,554
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 300,000 209,506
g
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 500,000 373,725
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 800,000 627,630
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 1,400,000 1,229,102
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 300,000 252,301
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 330,608
3,744,009
Food Products 0.4%
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 146,996
g
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 700,000 599,494
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 400,000 313,310
1,059,800
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 199,955
Health Care Equipment & Supplies 0.2%
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 200,000 207,063
g
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 500,000 378,465
585,528
Health Care Providers & Services 1.5%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 275,047
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 81,586
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 180,189
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 491,805
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 151,146
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 388,194
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 539,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 ..............
United States 400,000 $ 306,583
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 620,964
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 110,175
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 100,000 82,790
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 330,000 298,846
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 161,524
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 800,000 734,900
4,423,603
Hotels, Restaurants & Leisure 1.3%
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 500,000 410,907
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 662,381
g
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 600,000 387,000
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 169,639
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 600,000 457,380
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 240,123
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 400,000 270,526
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 400,000 277,448
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 164,456
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 534,952
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 700,000 467,642
4,042,454
Household Durables 0.2%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 400,000 293,050
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 430,000 358,367
651,417
Household Products 0.3%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 394,163
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 240,358
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 400,000 273,474
907,995
Independent Power and Renewable Electricity Producers 1.8%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 337,926
g
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 477,604
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 556,834
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 800,000 719,096
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 300,000 237,267
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,100,000 1,070,850
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 807,200
g,h
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,332,201
5,538,978

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 $ 683,520
g
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3% ,
8/25/29 ........................................... United States 300,000 279,773
963,293
Interactive Media & Services 0.5%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 1,700,000 1,335,371
g
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 400,000 323,780
1,659,151
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 .........
China 400,000 306,190
g
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 600,000 453,855
760,045
IT Services 1.1%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 753,860
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 626,923
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 166,931
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 854,813
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,062,636
3,465,163
Machinery 0.2%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 400,000 332,632
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 381,621
714,253
Marine 0.4%
g
ICTSI Treasury BV , Senior Bond , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,197,438
Media 1.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 984,896
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 302,682
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 217,976
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 253,913
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 600,000 518,625
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 600,000 454,569
g
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 800,000 603,280
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 511,614
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 900,000 855,805
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 100,000 81,774
4,785,134

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.3%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 $ 511,967
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 463,983
975,950
Multiline Retail 0.1%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,360 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 564,697 —
g
Macy's Retail Holdings LLC , Senior Note , 144A, 5.875% , 3/15/30 . United States 500,000 396,488
396,488
Multi-Utilities 0.3%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 1,041,789
Oil, Gas & Consumable Fuels 4.3%
g
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 705,970
g
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 98,000 98,032
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 370,859
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 700,000 627,452
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 265,455
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 413,133
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 858,020
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 169,587
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,008,865
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 93,656
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 95,477
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 609,095
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 177,454
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 175,261
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 734,211
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 1,394,630 1,363,397
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,177,338
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ......
United States 700,000 780,899
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,459,911
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 477,507
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 997,608
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 249,486
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 257,946
13,166,619
Paper & Forest Products 0.4%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 230,792
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 549,489

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products (continued)
Suzano Austria GmbH, (continued)
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 $ 288,468
1,068,749
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 466,000
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 400,000 311,182
777,182
Pharmaceuticals 1.1%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 300,000 113,394
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 100,000 69,480
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 1,000,000 646,380
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 814,307
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 246,249
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 500,000 428,618
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 336,543
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 744,628
3,399,599
Real Estate Management & Development 0.5%
g
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 400,808
g
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,000,000 372,500
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 800,000 665,084
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 178,236
1,616,628
Road & Rail 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 443,533
g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 300,000 243,684
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 800,000 793,484
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 417,385
1,898,086
Software 0.4%
g
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 500,000 409,735
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 816,244
1,225,979
Specialty Retail 0.7%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 176,140
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 500,000 410,088
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 700,000 562,915
g
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 600,000 347,313
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 800,000 535,051
2,031,507

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 $ 156,570
Thrifts & Mortgage Finance 0.5%
g
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 800,000 674,549
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 825,330
1,499,879
Tobacco 0.4%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 973,204
g
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 287,954
1,261,158
Trading Companies & Distributors 0.6%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 865,816
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,000,000 902,015
1,767,831
Transportation Infrastructure 0.0%
†
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 186,667 113,126
Wireless Telecommunication Services 0.6%
g
America Movil SAB de CV , Senior Bond , 144A, 5.375% , 4/04/32 .. Mexico 500,000 431,058
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 20,686 7,876
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 500,000 326,666
Senior Note, 3.875%, 4/15/30 .......................... United States 1,300,000 1,153,915
1,919,515
Total Corporate Bonds (Cost $158,122,563) .....................................
129,022,192
i
Marketplace Loans 2.7%
b
Diversified Financial Services 2.7%
a a a a a a
Total Marketplace Loans (Cost $8,719,258) .....................................
8,135,509
Foreign Government and Agency Securities 5.6%
g
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
j
1,400,000 1,176,420
g
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
j
1,200,000 1,101,060
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,190,545
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,028,457
g
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 717,990
g
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 81,500,000 DOP 1,524,970
Ecopetrol SA ,
Senior Bond, 4.125%, 1/16/25 .......................... Colombia 400,000 367,574
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 400,000 280,590

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/28/23,
FRN thereafter , Perpetual ............................. France 2,425,000 $ 2,250,037
g
Export-Import Bank of India , Senior Bond , 144A, 3.875% , 2/01/28 . India 1,655,000 1,509,315
g
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 400,000 264,188
g
Indonesia Asahan Aluminium Persero PT , Senior Bond , 144A,
5.45% , 5/15/30 ..................................... Indonesia 1,400,000 1,254,939
g
Indonesia Government Bond , Senior Bond , 144A, 3.85% , 7/18/27 . Indonesia 1,200,000 1,125,699
g
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 446,875 368,378
g
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 800,000 743,780
g
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 300,172
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 800,000 822,644
g
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 400,390
Turkey Government Bond , Senior Bond , 4.875% , 10/09/26 ......
Turkey 600,000 493,802
Total Foreign Government and Agency Securities (Cost $20,746,762) ..............
16,920,950
U.S. Government and Agency Securities 19.6%
U.S. Treasury Bonds ,
3.25%, 5/15/42 ..................................... United States 300,000 266,344
3.75%, 11/15/43 ..................................... United States 540,000 513,380
3%, 11/15/44 ....................................... United States 2,000,000 1,672,500
3%, 2/15/47 ........................................ United States 1,800,000 1,506,515
3%, 2/15/48 ........................................ United States 1,800,000 1,516,219
3.125%, 5/15/48 ..................................... United States 1,600,000 1,384,781
3.375%, 11/15/48 .................................... United States 1,200,000 1,093,312
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 2,700,000 2,695,205
1.75%, 1/31/23 ..................................... United States 2,700,000 2,682,826
2.75%, 5/31/23 ..................................... United States 1,000,000 991,321
2.75%, 2/15/24 ..................................... United States 3,700,000 3,621,664
3%, 6/30/24 ........................................ United States 6,500,000 6,359,209
2.625%, 3/31/25 ..................................... United States 7,000,000 6,732,031
2.875%, 4/30/25 ..................................... United States 9,100,000 8,793,942
k
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,333,485
2.125%, 5/31/26 ..................................... United States 3,900,000 3,626,619
2.25%, 2/15/27 ..................................... United States 1,400,000 1,294,453
2.375%, 5/15/27 ..................................... United States 4,400,000 4,079,281
3.125%, 11/15/28 .................................... United States 5,100,000 4,847,191
3.25%, 6/30/29 ..................................... United States 2,100,000 2,007,592
2.75%, 8/15/32 ..................................... United States 300,000 274,359
Total U.S. Government and Agency Securities (Cost $63,532,004) .................
59,292,229
Asset-Backed Securities 6.5%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 79,600 74,450
Commercial Services & Supplies 0.1%
g,l
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 4.462% ,
( 3-month USD LIBOR + 1.95% ), 7/15/31 . .................. United States 250,000 234,576

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services 6.4%
g,l
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 4.36% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 1,455,000 $ 1,361,283
g,l
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 4.86% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 700,000 681,444
g,l
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 5.832% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 . ......................... United States 1,000,000 859,382
g,l
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 600,000 EUR 545,549
g,l
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 4.21% , ( 3-month
USD LIBOR + 1.5% ), 10/20/29 . ......................... United States 460,000 449,048
g,l
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 4.612% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 . .................. United States 1,408,860 1,319,528
g,l
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 5.412% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 . ........ United States 300,000 255,719
g,l
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
4.712% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 1,213,000 1,140,358
g,l
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 3.962% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 . ......................... United States 1,500,000 1,416,970
g,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 16.302%, 1/15/45 ................ United States 148,744 141,655
2019-52, PT, 144A, FRN, 16.361%, 1/15/45 ................ United States 170,774 163,777
2019-S8, PT, 144A, FRN, 10.539%, 1/15/45 ................ United States 92,926 87,550
2020-2, PT, 144A, FRN, 16.55%, 3/15/45 .................. United States 161,015 153,691
2020-7, PT, 144A, FRN, 16.207%, 4/17/45 ................. United States 92,376 86,953
g,l
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 3.552% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 2,400,000 2,331,615
g
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,238,669 1,073,264
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 452,178 390,371
g,l
LCM 26 Ltd. , 26A , B , 144A, FRN , 4.11% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 . ..................................... United States 250,000 237,611
g,l
LCM XVII LP ,
17A, BRR, 144A, FRN, 4.112%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 327,503
17A, CRR, 144A, FRN, 4.612%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 297,952
g,l
LCM XVIII LP , 18A , DR , 144A, FRN , 5.51% , ( 3-month USD LIBOR +
2.8% ), 4/20/31 . ..................................... United States 770,000 665,805
g,l
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 . .................... Ireland 400,000 EUR 369,635
g,l
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 3.912% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 . .......................... United States 1,500,000 1,432,599
g,l
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 3.838% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 591,108 579,921
g,l
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
4.583% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 250,000 241,437
g,l
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
3.482% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ........... United States 500,000 491,455
g,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 18.702%, 3/15/26 ................ United States 93,985 93,539
2020-PT2, A, 144A, FRN, 13.552%, 4/15/26 ................ United States 107,435 104,038
2020-PT3, A, 144A, FRN, 14.386%, 5/15/26 ................ United States 29,833 28,615

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,l
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 4.712% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 1,300,000 $ 1,279,330
g,m
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
21.646% , 2/15/26 . ................................... United States 83,020 82,372
g,l
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 4.653% , ( 3-month SOFR
+ 2.112% ), 4/25/31 . .................................. United States 780,000 726,938
19,416,907
a a a a a a
Total Asset-Backed Securities (Cost $21,135,058) ...............................
19,725,933
Commercial Mortgage-Backed Securities 0.5%
Diversified Financial Services 0.5%
g,l
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 3.518%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 250,000 239,069
2021-VOLT, B, 144A, FRN, 3.768%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 375,840
2022-LP2, A, 144A, FRN, 3.935%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 887,134 853,387
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 186,216 130,351
1,598,647
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,712,949) .................
1,598,647
Mortgage-Backed Securities 6.3%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,586 4,480
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.9%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ............. United States 79,658 78,927
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ........... United States 61,719 62,368
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ............. United States 58,934 60,853
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 7,391 7,643
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................... United States 980 1,015
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 .................. United States 124 131
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,752,454 2,559,853
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 6,379,556 6,100,634
8,871,424
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 3.391%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 28,244 28,154
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 17,939 17,690
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 1,997,821 1,761,857
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 640,112 606,697
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,335,572 1,293,409
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................... United States 42,708 44,534
o
FNMA, Single-family, 30 Year, 2%, 10/25/52 ................. United States 3,951,000 3,200,001
o
FNMA, Single-family, 30 Year, 5.5%, 10/25/52 ................ United States 3,185,000 3,166,587
10,090,775
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 85,517 86,080
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 9,678 9,698
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 792 825
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,717 1,675

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 23,649 $ 24,072
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 35,644 37,800
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 14,847 15,432
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 4,307 4,444
180,026
Total Mortgage-Backed Securities (Cost $19,917,827) ............................
19,174,859
Municipal Bonds 0.5%
California 0.1%
San Bernardino Community College District , GO , 2019 A-1 , 3.271% ,
8/01/39 ........................................... United States 210,000 166,937
Illinois 0.2%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ...................
United States 695,000 662,791
Ohio 0.0%
†
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 190,000 147,309
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 535,000 390,719
Texas 0.1%
Texas State University System , Revenue , 2019 B , Refunding ,
3.289% , 3/15/40 ..................................... United States 190,000 150,919
Total Municipal Bonds (Cost $1,815,914) .......................................
1,518,675
Residential Mortgage-Backed Securities 5.1%
Diversified Financial Services 2.2%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 140,413 137,902
m
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 400,655 377,358
g,m
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 99,032 96,210
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 212,330 201,415
g,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 407,498 391,637
g,m
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,394,573 1,202,710
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 437,485 377,296
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 785,958 677,827
g,m
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.485% ,
4/25/66 ........................................... United States 694,813 664,022
g,m
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 285,171 245,228
g,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 912,179 784,021
g,m
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 162,143 137,997
g,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,677,430 1,450,829
6,744,452
a a a a a a
Thrifts & Mortgage Finance 2.9%
l
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 7.334%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 784,540 793,916

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
l
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-DN2, M3, FRN, 6.684%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,042,152 $ 1,045,224
2014-DN3, M3, FRN, 7.084%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 35,893 36,226
2014-DN4, M3, FRN, 7.634%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 213,523 216,292
2015-DNA1, M3, FRN, 6.384%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 46,743 47,184
2015-DNA3, M3, FRN, 7.784%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 748,137 767,752
2016-DNA2, M3, FRN, 7.734%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 644,408 663,649
l
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 8.334%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 90,668 92,665
2014-C01, M2, FRN, 7.484%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 161,694 163,991
2014-C02, 1M2, FRN, 5.684%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 507,824 507,058
2014-C02, 2M2, FRN, 5.684%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 159,738 159,380
2014-C03, 1M2, FRN, 6.084%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 1,008,345 1,013,175
2014-C03, 2M2, FRN, 5.984%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 25,366 25,453
2015-C01, 1M2, FRN, 7.384%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 180,538 184,335
2015-C02, 1M2, FRN, 7.084%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 482,852 490,515
2015-C03, 1M2, FRN, 8.084%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 684,028 698,298
2016-C01, 1M2, FRN, 9.834%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 114,109 120,544
2016-C02, 1M2, FRN, 9.084%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 683,824 708,436
2016-C03, 1M2, FRN, 8.384%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 601,261 618,510
2017-C04, 2M2, FRN, 5.934%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 429,005 432,085
8,784,688
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $17,211,737) .................
15,529,140
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —
a
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 2,430
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
Total Escrows and Litigation Trusts (Cost $243,000) .............................
2,430
Total Long Term Investments (Cost $338,777,236) ...............................
292,522,819
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 4.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.4%
d,p
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 13,271,708 $ 13,271,708
Total Money Market Funds (Cost $13,271,708) ..................................
13,271,708
Total Short Term Investments (Cost $13,271,708 ) ................................
13,271,708
a
Total Investments (Cost $352,048,944) 100.8% ..................................
$305,794,527
Other Assets, less Liabilities (0.8)% ...........................................
(2,231,396)
Net Assets 100.0% ...........................................................
$303,563,131
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
See Note 6 regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $120,095,443, representing 39.6% of net assets.
h
Defaulted security or security for which income has been deemed uncollectible.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Principal amount of security is adjusted for inflation.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis.
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-107
At September 30, 2022, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 2.7%
Freedom Financial Asset Management LLC
APP-10147734.FP.FTS.B, 19.99%, 8/12/23 $ 16,000 $ –
APP-11693689.FP.FTS.B, 5.99%, 12/15/23 5,914 5,978
APP-11442537.FP.FTS.B, 5.99%, 12/17/23 4,928 4,983
APP-11814690.FP.FTS.B, 5.99%, 2/03/24 . 6,804 6,878
APP-12232118.FP.FTS.B, 5.99%, 3/05/24 . 5,914 5,981
APP-11925836.FP.FTS.B, 5.99%, 3/12/24 . 5,418 5,487
APP-12933568.FP.FTS.B, 5.99%, 4/01/24 . 6,218 6,292
APP-14154619.FP.FTS.B, 5.99%, 6/07/24 . 9,263 9,394
APP-14139528.FP.FTS.B, 5.99%, 6/10/24 . 8,506 8,658
APP-14479194.FP.FTS.B, 16.99%, 7/11/24 15,644 15,874
APP-10114471.FP.FTS.B, 13.99%, 8/12/24 7,598 7,668
APP-10844146.FP.FTS.B, 23.99%,
10/18/24 .......................... 7,204 7,115
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 16,899 17,072
APP-11766036.FP.FTS.B, 23.74%, 12/18/24 20,182 19,961
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 9,558 9,516
APP-11733551.FP.FTS.B, 9.74%, 12/20/24 11,257 11,370
APP-11765697.FP.FTS.B, 16.99%, 12/24/24 8,376 8,394
APP-12220276.FP.FTS.B, 17.49%, 1/17/25 12,060 11,980
APP-11798383.FP.FTS.B, 19.99%, 2/01/25 8,550 8,493
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 . 14,911 15,091
APP-11765858.FP.FTS.B, 19.49%, 2/06/25 13,735 13,599
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 . 13,783 13,953
APP-11818700.FP.FTS.B, 17.74%, 2/08/25 17,338 17,114
APP-11817363.FP.FTS.B, 25.49%, 2/11/25 8,894 3,154
APP-11948847.FP.FTS.B, 11.74%, 3/08/25 26,023 26,305
APP-12139795.FP.FTS.B, 9.74%, 3/10/25 . 11,001 11,197
APP-14135500.FP.FTS.B, 14.49%, 4/25/25 21,628 21,866
APP-13668983.FP.FTS.B, 7.84%, 5/13/25 . 33,246 33,700
APP-13660633.FP.FTS.B, 25.49%, 5/13/25 9,026 8,969
APP-13704982.FP.FTS.B, 21.99%, 5/25/25 8,147 8,200
APP-14969419.FP.FTS.B, 9.74%, 6/01/25 . 28,072 28,416
APP-14148125.FP.FTS.B, 9.34%, 6/16/25 . 28,791 29,257
APP-13916851.FP.FTS.B, 9.34%, 6/18/25 . 27,177 27,630
APP-14959147.FP.FTS.B, 17.99%, 7/21/25 14,697 14,827
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 13,774 13,829
APP-11765263.FP.FTS.B, 19.49%, 12/24/25 10,396 10,464
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 . 34,522 35,032
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 18,039 9,369
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 16,539 16,796
APP-11804417.FP.FTS.B, 18.49%, 2/12/26 8,271 8,360
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 11,879 11,957
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 22,139 22,340
APP-12271080.FP.FTS.B, 12.49%, 3/10/26 15,212 15,434
APP-13646258.FP.FTS.B, 22.99%, 5/14/26 14,014 14,029
APP-13608417.FP.FTS.B, 10.34%, 5/20/26 20,395 20,740
APP-13700836.FP.FTS.B, 18.99%, 5/28/26 18,868 18,897
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 21,032 21,400
APP-14167786.FP.FTS.B, 10.34%, 6/16/26 33,842 34,444
APP-14974854.FP.FTS.B, 16.49%, 7/10/26 19,112 19,323
APP-14865971.FP.FTS.B, 8.74%, 7/24/26 . 27,579 28,113
APP-14985540.FP.FTS.B, 16.74%, 7/24/26 47,608 48,404
APP-10854367.FP.FTS.B, 20.49%,
10/17/26 .......................... 19,615 –
APP-10571729.FP.FTS.B, 19.99%, 11/03/26 14,500 –
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 $ 37,157 $ 37,305
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 41,012 41,538
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 21,787 21,810
APP-11764235.FP.FTS.B, 11.74%, 12/29/26 44,214 44,860
APP-11813151.FP.FTS.B, 20.99%, 12/30/26 4,943 4,879
APP-11822469.FP.FTS.B, 22.49%, 12/30/26 10,410 6,521
APP-12248562.FP.FTS.B, 16.74%, 1/18/27 45,240 45,293
APP-12016647.FP.FTS.B, 16.99%, 1/25/27 17,997 18,062
APP-11764848.FP.FTS.B, 16.49%, 2/05/27 13,043 13,187
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 18,358 18,268
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 17,482 3,723
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 31,481 31,935
APP-11801122.FP.FTS.B, 16.49%, 2/10/27 19,203 1,932
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 9,212 9,242
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 18,056 18,291
APP-12238134.FP.FTS.B, 20.24%, 3/03/27 24,691 24,388
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 27,447 27,841
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 39,411 40,059
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 18,722 18,720
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 19,194 19,484
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 14,645 14,883
APP-13678387.FP.FTS.B, 13.84%, 4/03/27 14,050 14,176
APP-13561151.FP.FTS.B, 16.74%, 4/12/27 34,894 35,360
APP-13705025.FP.FTS.B, 10.84%, 5/14/27 28,088 28,493
APP-13695562.FP.FTS.B, 20.49%, 5/14/27 19,019 18,988
APP-13696381.FP.FTS.B, 26.49%, 5/14/27 8,629 8,602
APP-13684451.FP.FTS.B, 17.24%, 5/15/27 47,339 47,922
APP-13199139.FP.FTS.B, 11.74%, 5/20/27 41,126 41,797
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 34,751 35,293
APP-13701830.FP.FTS.B, 20.24%, 5/21/27 28,643 28,716
APP-13668745.FP.FTS.B, 23.99%, 5/23/27 14,912 14,946
APP-13628442.FP.FTS.B, 17.99%, 5/24/27 16,480 16,650
APP-13699606.FP.FTS.B, 20.49%, 5/26/27 4,455 4,429
APP-13694837.FP.FTS.B, 14.34%, 5/27/27 43,573 44,377
APP-14967059.FP.FTS.B, 11.99%, 6/01/27 15,847 16,038
APP-14831064.FP.FTS.B, 11.74%, 6/04/27 38,450 38,952
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 12,765 12,943
APP-14861817.FP.FTS.B, 11.99%, 6/05/27 19,236 19,473
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 34,417 35,002
APP-14167090.FP.FTS.B, 11.34%, 6/15/27 38,165 38,815
APP-14120872.FP.FTS.B, 13.59%, 6/15/27 19,135 19,449
APP-14165501.FP.FTS.B, 13.34%, 6/16/27 12,813 13,027
APP-13060373.FP.FTS.B, 11.34%, 6/19/27 21,759 22,156
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 38,173 38,868
APP-14162827.FP.FTS.B, 15.49%, 6/19/27 16,823 17,109
APP-14867762.FP.FTS.B, 14.24%, 7/10/27 16,127 16,363
APP-14981611.FP.FTS.B, 16.49%, 7/10/27 10,646 10,802
APP-14837945.FP.FTS.B, 18.49%, 7/10/27 23,756 23,880
APP-14926519.FP.FTS.B, 9.74%, 7/11/27 . 33,649 34,179
APP-14970727.FP.FTS.B, 9.74%, 7/13/27 . 28,090 28,546
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 19,297 19,626
APP-14892088.FP.FTS.B, 14.49%, 7/15/27 10,164 10,341
APP-14975198.FP.FTS.B, 9.24%, 7/16/27 . 29,110 29,604
APP-14939586.FP.FTS.B, 14.24%, 7/22/27 15,060 15,330
APP-14791332.FP.FTS.B, 17.74%, 7/22/27 29,250 29,659

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-108
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14959631.FP.FTS.B, 17.74%, 7/22/27 $ 48,750 $ 49,688
APP-14178116.FP.FTS.B, 17.74%, 7/23/27 48,596 49,235
2,184,358
LendingClub Corp. - LCX
165475303.LC.FTS.B, 8.19%, 1/24/23 ... 655 653
165393871.LC.FTS.B, 11.02%, 1/24/23 ... 2,048 2,043
165581669.LC.FTS.B, 7.56%, 1/27/23 ... 1,807 1,778
165690410.LC.FTS.B, 15.24%, 1/28/23 ... 674 676
166043155.LC.FTS.B, 14.3%, 2/03/23 ... 812 806
165696133.LC.FTS.B, 17.74%, 2/05/23 ... 1,777 1,756
166275848.LC.FTS.B, 14.3%, 2/07/23 ... 4,969 4,942
166662631.LC.FTS.B, 20.55%, 2/21/23 ... 1,068 1,075
167087907.LC.FTS.B, 18.62%, 2/28/23 ... 3,992 3,995
167225770.LC.FTS.B, 25.65%, 2/28/23 ... 941 949
167701933.LC.FTS.B, 10.33%, 3/03/23 ... 2,454 2,425
168221172.LC.FTS.B, 8.81%, 3/15/23 .... 1,582 1,545
167497337.LC.FTS.B, 10.33%, 3/15/23 ... 3,287 3,243
166308005.LC.FTS.B, 20.55%, 4/10/23 ... 1,622 1,606
166957411.LC.FTS.B, 15.24%, 4/19/23 ... 320 306
163168705.LC.FTS.B, Zero Cpn, 7/20/23 . 15,022 1,449
166918483.LC.FTS.B, 15.24%, 9/18/23 ... 2,704 2,597
158759739.LC.FTS.B, 16.12%, 11/25/24 .. 12,099 11,657
165633933.LC.FTS.B, 11.02%, 1/28/25 ... 10,698 10,215
165313131.LC.FTS.B, 11.02%, 2/03/25 ... 17,596 16,762
166049294.LC.FTS.B, 14.3%, 2/03/25 ... 6,604 6,311
165199936.LC.FTS.B, 18.62%, 2/13/25 ... 20,928 2,574
166979816.LC.FTS.B, 15.24%, 2/24/25 ... 8,830 8,411
167106425.LC.FTS.B, 18.62%, 2/28/25 ... 5,435 5,231
165954765.LC.FTS.B, 20.55%, 3/20/25 ... 7,955 7,562
100,567
LendingClub Corp. - LCX PM
171026131.LC.FTS.B, 14.02%, 10/08/23 .. 9,022 8,807
171023265.LC.FTS.B, 17.3%, 10/08/23 ... 2,410 2,330
171077226.LC.FTS.B, 10.19%, 10/13/23 .. 983 942
172927033.LC.FTS.B, 10.81%, 12/24/23 .. 3,633 3,539
173276655.LC.FTS.B, 18.24%, 12/24/23 .. 2,416 2,365
174324177.LC.FTS.B, 14.99%, 2/03/24 ... 2,639 2,593
173602157.LC.FTS.B, 16.99%, 2/03/24 ... 4,282 4,208
170715926.LC.FTS.B, 16.08%, 10/13/25 .. 10,605 10,274
170676409.LC.FTS.B, 17.3%, 10/13/25 ... 8,561 8,205
171176757.LC.FTS.B, 18.24%, 10/27/25 .. 7,275 6,992
174285582.LC.FTS.B, 15.99%, 2/03/26 ... 15,284 14,508
174329530.LC.FTS.B, 20.49%, 2/03/26 ... 7,846 7,652
174350163.LC.FTS.B, 18.44%, 2/15/26 ... 10,186 9,955
82,370
Prosper Funding LLC
1611508.PS.FTS.B, 15.4%, 8/20/24 ..... 3,454 3,326
1612567.PS.FTS.B, 24.6%, 8/23/24 ..... 1,456 1,425
1623671.PS.FTS.B, 25.71%, 9/21/24 .... 7,469 7,304
1628458.PS.FTS.B, 18.5%, 9/22/24 ..... 3,628 3,524
1620408.PS.FTS.B, 12.5%, 9/23/24 ..... 25,477 20,872
1627820.PS.FTS.B, 12.15%, 9/28/24 .... 3,659 3,546
1627811.PS.FTS.B, 13.05%, 9/28/24 .... 14,688 14,234
1638201.PS.FTS.B, 13.3%, 9/28/24 ..... 7,069 6,851
1631458.PS.FTS.B, 14.19%, 9/28/24 .... 1,654 1,629
1638657.PS.FTS.B, 16.1%, 9/28/24 ..... 1,487 1,436
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1628909.PS.FTS.B, 17.96%, 9/29/24 .... $ 5,615 $ 5,516
1639785.PS.FTS.B, 13.1%, 9/30/24 ..... 7,345 7,067
1629401.PS.FTS.B, 13.5%, 9/30/24 ..... 4,466 4,299
1657122.PS.FTS.B, 10.8%, 10/29/24 .... 5,276 5,168
1656696.PS.FTS.B, 11.7%, 10/29/24 .... 9,831 9,637
1645598.PS.FTS.B, 16.2%, 10/31/24 .... 5,731 5,656
1651234.PS.FTS.B, 13.7%, 11/01/24 .... 2,941 2,807
1660959.PS.FTS.B, 14%, 11/05/24 ...... 671 651
1660953.PS.FTS.B, 14.09%, 11/05/24 .... 11,442 10,932
1650965.PS.FTS.B, 18.41%, 11/05/24 .... 7,631 7,289
1653314.PS.FTS.B, 13.2%, 11/09/24 .... 2,281 2,200
1654279.PS.FTS.B, 12.4%, 11/11/24 ..... 6,839 6,597
1650962.PS.FTS.B, 13.81%, 11/29/24 .... 7,954 7,774
1686771.PS.FTS.B, 12%, 12/16/24 ...... 5,087 4,919
1679839.PS.FTS.B, 12.76%, 12/16/24 ... 3,244 3,149
1680232.PS.FTS.B, 15.5%, 12/16/24 .... 15,831 15,186
1674092.PS.FTS.B, 16.2%, 12/16/24 .... 5,152 4,957
1679833.PS.FTS.B, 17.54%, 12/16/24 ... 6,374 6,132
1686723.PS.FTS.B, 18.4%, 12/16/24 .... 1,597 1,536
1673696.PS.FTS.B, 24.3%, 12/16/24 .... 5,692 5,495
1688400.PS.FTS.B, 15.4%, 12/20/24 .... 1,583 1,521
1681375.PS.FTS.B, 16.02%, 12/20/24 ... 1,586 1,529
1690251.PS.FTS.B, 13.66%, 12/22/24 ... 7,082 6,859
1677551.PS.FTS.B, 18.09%, 12/22/24 ... 1,690 1,414
1701345.PS.FTS.B, 11.4%, 1/13/25 ..... 8,524 1,938
1695034.PS.FTS.B, 14.89%, 1/13/25 .... 4,071 3,902
1701777.PS.FTS.B, 15.1%, 1/13/25 ..... 5,724 5,494
1701351.PS.FTS.B, 16.1%, 1/13/25 ..... 1,634 1,566
1694578.PS.FTS.B, 19.83%, 1/13/25 .... 3,714 3,560
1702155.PS.FTS.B, 15.21%, 1/14/25 .... 4,075 3,908
1688540.PS.FTS.B, 12.3%, 1/20/25 ..... 8,086 7,839
1705446.PS.FTS.B, 21.69%, 1/20/25 .... 1,659 1,602
1688531.PS.FTS.B, 16.02%, 1/26/25 .... 11,520 11,048
1689941.PS.FTS.B, 19.2%, 1/28/25 ..... 12,822 12,301
1692122.PS.FTS.B, 13%, 2/01/25 ....... 25,740 24,978
1714693.PS.FTS.B, 12.4%, 2/15/25 ..... 9,579 9,287
1721022.PS.FTS.B, 14.39%, 2/15/25 .... 3,371 450
1721001.PS.FTS.B, 18.6%, 2/15/25 ..... 7,611 7,307
1714705.PS.FTS.B, 18.8%, 2/15/25 ..... 6,769 6,499
1721616.PS.FTS.B, 19.83%, 2/15/25 .... 6,785 6,514
1708034.PS.FTS.B, 20.01%, 2/15/25 .... 4,242 4,072
1721031.PS.FTS.B, 20.4%, 2/15/25 ..... 1,698 1,630
1722672.PS.FTS.B, 10.5%, 2/16/25 ..... 4,974 4,824
1722483.PS.FTS.B, 15.4%, 2/16/25 ..... 16,784 16,125
1722186.PS.FTS.B, 24.4%, 2/16/25 ..... 7,641 6,443
1724151.PS.FTS.B, 14.41%, 2/22/25 .... 3,349 3,252
1721323.PS.FTS.B, 16.4%, 2/24/25 ..... 5,889 5,675
1710260.PS.FTS.B, 22.6%, 2/28/25 ..... 1,785 1,715
1718530.PS.FTS.B, 24.4%, 2/28/25 ..... 3,513 3,385
1720980.PS.FTS.B, 19.56%, 3/08/25 .... 5,733 5,509
1749430.PS.FTS.B, 23.59%, 4/05/25 .... 7,199 6,874
1743116.PS.FTS.B, 12.4%, 4/06/25 ..... 4,413 4,305
1750207.PS.FTS.B, 24.4%, 4/06/25 ..... 2,702 2,582
1744403.PS.FTS.B, 13.9%, 4/07/25 ..... 7,522 7,266
1754061.PS.FTS.B, 16%, 4/07/25 ....... 6,201 5,965
1752367.PS.FTS.B, 18.09%, 4/11/25 .... 2,805 692
1752829.PS.FTS.B, 18.09%, 4/11/25 .... 1,783 1,714
1754218.PS.FTS.B, 22.6%, 4/12/25 ..... 1,797 1,724

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-109
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1750364.PS.FTS.B, 18.5%, 4/15/25 ..... $ 8,922 $ 8,645
1759842.PS.FTS.B, 22.9%, 4/15/25 ..... 4,045 3,888
1754544.PS.FTS.B, 16.1%, 4/18/25 ..... 8,928 8,627
1606280.PS.FTS.B, 14.7%, 7/17/25 ..... 1,612 977
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 6,296 6,004
1605953.PS.FTS.B, 14.7%, 8/17/26 ..... 21,991 2,888
1605959.PS.FTS.B, 18.73%, 8/17/26 .... 17,095 16,299
1618044.PS.FTS.B, 15.1%, 8/19/26 ..... 8,608 8,260
1611667.PS.FTS.B, 12.6%, 8/20/26 ..... 5,416 5,224
1620345.PS.FTS.B, 13.2%, 8/24/26 ..... 9,608 9,275
1620426.PS.FTS.B, 20%, 8/24/26 ....... 18,038 17,293
1610432.PS.FTS.B, 14.03%, 8/25/26 .... 5,450 5,263
1622637.PS.FTS.B, 12.7%, 8/27/26 ..... 5,836 5,637
1622940.PS.FTS.B, 13.7%, 8/30/26 ..... 10,206 9,798
1624202.PS.FTS.B, 11.79%, 9/21/26 .... 16,035 15,467
1632445.PS.FTS.B, 15.18%, 9/29/26 .... 12,934 12,671
1644830.PS.FTS.B, 10.5%, 10/26/26 .... 3,128 3,094
1648285.PS.FTS.B, 12.62%, 10/26/26 ... 6,884 6,660
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 12,201 11,675
1644836.PS.FTS.B, 18.5%, 10/26/26 .... 5,709 5,457
1648942.PS.FTS.B, 11.89%, 10/27/26 .... 5,578 5,398
1645184.PS.FTS.B, 16.9%, 10/27/26 .... 1,088 1,060
1645643.PS.FTS.B, 18.5%, 10/27/26 .... 9,662 9,239
1645601.PS.FTS.B, 26.13%, 10/27/26 ... 4,495 4,350
1646399.PS.FTS.B, 10.5%, 10/28/26 .... 9,541 9,235
1657248.PS.FTS.B, 10.5%, 10/29/26 .... 21,684 21,199
1646459.PS.FTS.B, 11.89%, 10/29/26 .... 8,715 8,530
1646507.PS.FTS.B, 16%, 11/02/26 ...... 14,157 13,569
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 13,050 12,564
1661067.PS.FTS.B, 12.3%, 11/05/26 .... 8,727 8,402
1660821.PS.FTS.B, 12.5%, 11/05/26 .... 13,099 12,611
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 4,425 4,186
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 6,225 5,886
1654507.PS.FTS.B, 18.6%, 11/05/26 .... 6,225 5,899
1651610.PS.FTS.B, 10.8%, 11/08/26 .... 9,117 8,783
1664763.PS.FTS.B, 13.8%, 11/08/26 .... 3,431 3,290
1666497.PS.FTS.B, 13.8%, 11/09/26 .... 13,155 12,513
1666914.PS.FTS.B, 11.89%, 11/10/26 .... 9,111 1,112
1647191.PS.FTS.B, 16.32%, 11/12/26 .... 10,771 10,324
1660294.PS.FTS.B, 15.2%, 11/15/26 .... 10,504 9,994
1664083.PS.FTS.B, 11.6%, 11/17/26 ..... 6,965 6,724
1679851.PS.FTS.B, 10.9%, 12/16/26 .... 15,882 15,352
1673693.PS.FTS.B, 12.5%, 12/16/26 .... 14,037 13,577
1686732.PS.FTS.B, 12.62%, 12/16/26 ... 4,435 4,287
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 6,793 6,449
1673687.PS.FTS.B, 25.6%, 12/16/26 .... 9,180 8,782
1674302.PS.FTS.B, 18.33%, 12/17/26 ... 16,953 16,088
1674281.PS.FTS.B, 21%, 12/17/26 ...... 2,675 2,566
1675325.PS.FTS.B, 14%, 12/20/26 ...... 17,750 16,966
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 4,477 4,323
1694569.PS.FTS.B, 10.5%, 1/13/27 ..... 6,263 6,060
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 4,481 4,336
1688537.PS.FTS.B, 13.7%, 1/13/27 ..... 9,475 9,048
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 13,460 13,026
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 7,333 6,957
1703079.PS.FTS.B, 10.5%, 1/18/27 ..... 12,437 12,047
1689971.PS.FTS.B, 11.6%, 1/18/27 ..... 7,179 6,954
1691666.PS.FTS.B, 11.88%, 1/19/27 .... 7,185 6,961
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1705047.PS.FTS.B, 17.54%, 1/19/27 .... $ 13,666 $ 13,005
1704972.PS.FTS.B, 24.18%, 1/19/27 .... 6,473 6,210
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 3,593 3,482
1699192.PS.FTS.B, 14.6%, 1/20/27 ..... 31,187 29,855
1694423.PS.FTS.B, 15%, 1/24/27 ....... 13,581 13,019
1700734.PS.FTS.B, 16.2%, 1/24/27 ..... 22,703 21,762
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 6,300 6,113
1709019.PS.FTS.B, 19%, 1/25/27 ....... 10,971 10,471
1702634.PS.FTS.B, 21.95%, 2/04/27 .... 13,027 12,370
1721025.PS.FTS.B, 10.53%, 2/15/27 .... 1,816 1,762
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 9,126 8,852
1708016.PS.FTS.B, 12.62%, 2/15/27 .... 18,252 17,704
1720968.PS.FTS.B, 12.62%, 2/15/27 .... 18,252 17,704
1714699.PS.FTS.B, 16.1%, 2/15/27 ..... 9,197 8,806
1715326.PS.FTS.B, 16.83%, 2/15/27 .... 15,198 14,444
1709231.PS.FTS.B, 13.7%, 2/16/27 ..... 13,265 12,708
1716949.PS.FTS.B, 11.77%, 2/17/27 .... 13,662 13,258
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 16,625 15,957
1709558.PS.FTS.B, 13.4%, 2/28/27 ..... 16,853 16,258
1752507.PS.FTS.B, 25.9%, 4/05/27 ..... 7,180 6,849
1743635.PS.FTS.B, 13.1%, 4/06/27 ..... 11,867 11,566
1753401.PS.FTS.B, 16.9%, 4/06/27 ..... 14,369 13,720
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 9,495 9,066
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 4,707 4,545
1751788.PS.FTS.B, 15.7%, 4/08/27 ..... 9,435 9,114
1759809.PS.FTS.B, 12.5%, 4/15/27 ..... 29,566 28,942
1753794.PS.FTS.B, 15.1%, 4/20/27 ..... 7,582 7,321
1,210,994
Upgrade, Inc. - Card
992398221.UG.FTS.B, 19.3%, 4/03/24 ... 117 118
992447830.UG.FTS.B, 22.45%, 4/03/24 .. 208 207
992438577.UG.FTS.B, 25.45%, 4/03/24 .. 217 216
992259659.UG.FTS.B, 28.48%, 4/03/24 .. 23 22
992341725.UG.FTS.B, 28.48%, 4/03/24 .. 47 47
992357631.UG.FTS.B, 28.48%, 4/03/24 .. 16 16
992275723.UG.FTS.B, 29.49%, 4/03/24 .. 50 49
992458720.UG.FTS.B, 29.49%, 4/03/24 .. 40 40
992264301.UG.FTS.B, 29.49%, 4/04/24 .. 282 283
992282840.UG.FTS.B, 29.49%, 4/04/24 .. 687 694
992378488.UG.FTS.B, 29.49%, 4/04/24 .. 158 122
992459954.UG.FTS.B, 29.49%, 4/04/24 .. 142 105
992285365.UG.FTS.B, 17.49%, 4/05/24 .. 329 334
992240347.UG.FTS.B, 18.71%, 4/05/24 .. 111 112
992241984.UG.FTS.B, 18.71%, 4/05/24 .. 255 257
992330988.UG.FTS.B, 18.71%, 4/05/24 .. 220 223
992239693.UG.FTS.B, 19.3%, 4/05/24 ... 561 562
992324126.UG.FTS.B, 19.3%, 4/05/24 ... 157 35
992378711.UG.FTS.B, 19.3%, 4/05/24 ... 659 667
992384003.UG.FTS.B, 19.3%, 4/05/24 ... 162 163
992356255.UG.FTS.B, 19.96%, 4/05/24 .. 8 8
992333048.UG.FTS.B, 19.99%, 4/05/24 .. 130 130
992246266.UG.FTS.B, 20.47%, 4/05/24 .. 204 204
992286774.UG.FTS.B, 20.47%, 4/05/24 .. 268 270
992418214.UG.FTS.B, 20.47%, 4/05/24 .. 775 778
992419308.UG.FTS.B, 20.47%, 4/05/24 .. 41 41
992239776.UG.FTS.B, 20.96%, 4/05/24 .. 277 279
992350092.UG.FTS.B, 20.96%, 4/05/24 .. 90 11

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-110
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992244483.UG.FTS.B, 21.48%, 4/05/24 .. $ 236 $ 238
992266844.UG.FTS.B, 21.48%, 4/05/24 .. 103 104
992416498.UG.FTS.B, 21.48%, 4/05/24 .. 825 825
992448678.UG.FTS.B, 22.47%, 4/05/24 .. 16 16
992248889.UG.FTS.B, 23.45%, 4/05/24 .. 13 13
992363381.UG.FTS.B, 24.45%, 4/05/24 .. 283 284
992256931.UG.FTS.B, 25.44%, 4/05/24 .. 240 245
992273417.UG.FTS.B, 25.44%, 4/05/24 .. 66 66
992458005.UG.FTS.B, 25.44%, 4/05/24 .. 94 (1)
992300539.UG.FTS.B, 25.45%, 4/05/24 .. 47 47
992274561.UG.FTS.B, 28.48%, 4/05/24 .. 87 87
992284254.UG.FTS.B, 28.48%, 4/05/24 .. 168 170
992296532.UG.FTS.B, 28.48%, 4/05/24 .. 47 46
992315245.UG.FTS.B, 28.48%, 4/05/24 .. 77 76
992334224.UG.FTS.B, 28.48%, 4/05/24 .. 77 78
992347446.UG.FTS.B, 28.48%, 4/05/24 .. 907 114
992379401.UG.FTS.B, 28.48%, 4/05/24 .. 143 144
992383240.UG.FTS.B, 28.48%, 4/05/24 .. 35 35
992395391.UG.FTS.B, 28.48%, 4/05/24 .. 117 117
992401140.UG.FTS.B, 28.48%, 4/05/24 .. 193 195
992443753.UG.FTS.B, 28.48%, 4/05/24 .. 131 131
992255341.UG.FTS.B, 28.98%, 4/05/24 .. 320 105
992349368.UG.FTS.B, 29.46%, 4/05/24 .. 42 42
992273722.UG.FTS.B, 29.47%, 4/05/24 .. 235 237
992248833.UG.FTS.B, 29.48%, 4/05/24 .. 85 86
992256649.UG.FTS.B, 29.48%, 4/05/24 .. 153 155
992267090.UG.FTS.B, 29.48%, 4/05/24 .. 108 109
992275640.UG.FTS.B, 29.48%, 4/05/24 .. 175 176
992279719.UG.FTS.B, 29.48%, 4/05/24 .. 132 131
992308582.UG.FTS.B, 29.48%, 4/05/24 .. 26 26
992308882.UG.FTS.B, 29.48%, 4/05/24 .. 23 23
992324240.UG.FTS.B, 29.48%, 4/05/24 .. 159 161
992347467.UG.FTS.B, 29.48%, 4/05/24 .. 252 255
992437350.UG.FTS.B, 29.48%, 4/05/24 .. 14 14
992239914.UG.FTS.B, 29.49%, 4/05/24 .. 56 55
992243934.UG.FTS.B, 29.49%, 4/05/24 .. 40 39
992244373.UG.FTS.B, 29.49%, 4/05/24 .. 104 104
992246075.UG.FTS.B, 29.49%, 4/05/24 .. 136 137
992247689.UG.FTS.B, 29.49%, 4/05/24 .. 1,392 1,392
992250596.UG.FTS.B, 29.49%, 4/05/24 .. 65 9
992262726.UG.FTS.B, 29.49%, 4/05/24 .. 277 279
992262764.UG.FTS.B, 29.49%, 4/05/24 .. 29 29
992267548.UG.FTS.B, 29.49%, 4/05/24 .. 42 42
992267982.UG.FTS.B, 29.49%, 4/05/24 .. 329 331
992271382.UG.FTS.B, 29.49%, 4/05/24 .. 149 150
992273344.UG.FTS.B, 29.49%, 4/05/24 .. 51 51
992273433.UG.FTS.B, 29.49%, 4/05/24 .. 57 57
992277911.UG.FTS.B, 29.49%, 4/05/24 .. 108 109
992281654.UG.FTS.B, 29.49%, 4/05/24 .. 27 2
992283053.UG.FTS.B, 29.49%, 4/05/24 .. 110 111
992283646.UG.FTS.B, 29.49%, 4/05/24 .. 211 156
992284455.UG.FTS.B, 29.49%, 4/05/24 .. 1,601 1,616
992284613.UG.FTS.B, 29.49%, 4/05/24 .. 105 102
992287261.UG.FTS.B, 29.49%, 4/05/24 .. 35 35
992287722.UG.FTS.B, 29.49%, 4/05/24 .. 145 147
992289386.UG.FTS.B, 29.49%, 4/05/24 .. 8 8
992289546.UG.FTS.B, 29.49%, 4/05/24 .. 31 31
992289947.UG.FTS.B, 29.49%, 4/05/24 .. 144 140
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992296652.UG.FTS.B, 29.49%, 4/05/24 .. $ 25 $ 24
992296969.UG.FTS.B, 29.49%, 4/05/24 .. 66 66
992297108.UG.FTS.B, 29.49%, 4/05/24 .. 83 84
992298055.UG.FTS.B, 29.49%, 4/05/24 .. 159 10
992302092.UG.FTS.B, 29.49%, 4/05/24 .. 136 136
992307882.UG.FTS.B, 29.49%, 4/05/24 .. 134 135
992309362.UG.FTS.B, 29.49%, 4/05/24 .. 167 169
992309531.UG.FTS.B, 29.49%, 4/05/24 .. 86 87
992310025.UG.FTS.B, 29.49%, 4/05/24 .. 273 273
992318715.UG.FTS.B, 29.49%, 4/05/24 .. 63 63
992323342.UG.FTS.B, 29.49%, 4/05/24 .. 60 60
992323446.UG.FTS.B, 29.49%, 4/05/24 .. 116 115
992324210.UG.FTS.B, 29.49%, 4/05/24 .. 77 78
992328175.UG.FTS.B, 29.49%, 4/05/24 .. 54 54
992328853.UG.FTS.B, 29.49%, 4/05/24 .. 128 129
992329601.UG.FTS.B, 29.49%, 4/05/24 .. 106 105
992333933.UG.FTS.B, 29.49%, 4/05/24 .. 202 201
992336975.UG.FTS.B, 29.49%, 4/05/24 .. 163 163
992344980.UG.FTS.B, 29.49%, 4/05/24 .. 81 82
992345689.UG.FTS.B, 29.49%, 4/05/24 .. 110 108
992345838.UG.FTS.B, 29.49%, 4/05/24 .. 171 41
992348729.UG.FTS.B, 29.49%, 4/05/24 .. 65 65
992350277.UG.FTS.B, 29.49%, 4/05/24 .. 168 170
992356231.UG.FTS.B, 29.49%, 4/05/24 .. 136 137
992364426.UG.FTS.B, 29.49%, 4/05/24 .. 54 54
992365430.UG.FTS.B, 29.49%, 4/05/24 .. 67 67
992366150.UG.FTS.B, 29.49%, 4/05/24 .. 238 57
992379815.UG.FTS.B, 29.49%, 4/05/24 .. 105 7
992380190.UG.FTS.B, 29.49%, 4/05/24 .. 21 20
992382545.UG.FTS.B, 29.49%, 4/05/24 .. 25 25
992395507.UG.FTS.B, 29.49%, 4/05/24 .. 30 29
992402117.UG.FTS.B, 29.49%, 4/05/24 .. 190 191
992405301.UG.FTS.B, 29.49%, 4/05/24 .. 51 51
992412416.UG.FTS.B, 29.49%, 4/05/24 .. 446 439
992414707.UG.FTS.B, 29.49%, 4/05/24 .. 248 32
992419454.UG.FTS.B, 29.49%, 4/05/24 .. 45 44
992428512.UG.FTS.B, 29.49%, 4/05/24 .. 145 144
992435585.UG.FTS.B, 29.49%, 4/05/24 .. 418 413
992436739.UG.FTS.B, 29.49%, 4/05/24 .. 51 7
992439811.UG.FTS.B, 29.49%, 4/05/24 .. 99 97
992444368.UG.FTS.B, 29.49%, 4/05/24 .. 901 682
992449697.UG.FTS.B, 29.49%, 4/05/24 .. 17 17
992455893.UG.FTS.B, 29.49%, 4/05/24 .. 125 124
992461968.UG.FTS.B, 29.49%, 4/05/24 .. 124 122
992271010.UG.FTS.B, 17.97%, 4/03/25 .. 421 421
992355930.UG.FTS.B, 19.8%, 4/03/25 ... 232 234
992244955.UG.FTS.B, 19.99%, 4/03/25 .. 134 133
992318841.UG.FTS.B, 19.99%, 4/03/25 .. 1,142 1,128
992460958.UG.FTS.B, 20.46%, 4/03/25 .. 330 332
992241042.UG.FTS.B, 20.97%, 4/03/25 .. 539 1
992460846.UG.FTS.B, 20.97%, 4/03/25 .. 494 312
992341430.UG.FTS.B, 23.95%, 4/03/25 .. 157 157
992249317.UG.FTS.B, 28.98%, 4/03/25 .. 769 777
992287702.UG.FTS.B, 28.98%, 4/03/25 .. 323 321
992307437.UG.FTS.B, 28.98%, 4/03/25 .. 664 649
992401201.UG.FTS.B, 28.98%, 4/03/25 .. 40 40
992458860.UG.FTS.B, 28.98%, 4/03/25 .. 239 240
992464185.UG.FTS.B, 28.98%, 4/03/25 .. 57 58

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-111
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992236828.UG.FTS.B, 29.49%, 4/03/25 .. $ 92 $ 94
992247758.UG.FTS.B, 29.49%, 4/03/25 .. 267 (14)
992254734.UG.FTS.B, 29.49%, 4/03/25 .. 83 –
992261673.UG.FTS.B, 29.49%, 4/03/25 .. 219 74
992264392.UG.FTS.B, 29.49%, 4/03/25 .. 522 109
992296038.UG.FTS.B, 29.49%, 4/03/25 .. 416 419
992334340.UG.FTS.B, 29.49%, 4/03/25 .. 90 89
992345330.UG.FTS.B, 29.49%, 4/03/25 .. 431 420
992367110.UG.FTS.B, 29.49%, 4/03/25 .. 1,188 1,185
992457538.UG.FTS.B, 29.49%, 4/03/25 .. 36 35
992458383.UG.FTS.B, 29.49%, 4/03/25 .. 8 8
992458735.UG.FTS.B, 29.49%, 4/03/25 .. 30 30
992458807.UG.FTS.B, 29.49%, 4/03/25 .. 57 47
992462894.UG.FTS.B, 29.49%, 4/03/25 .. 117 117
992457494.UG.FTS.B, 17.99%, 4/04/25 .. 608 615
992461071.UG.FTS.B, 19.8%, 4/04/25 ... 155 17
992299146.UG.FTS.B, 28.98%, 4/04/25 .. 791 787
992362408.UG.FTS.B, 28.98%, 4/04/25 .. 429 423
992408749.UG.FTS.B, 28.98%, 4/04/25 .. 376 379
992461489.UG.FTS.B, 28.98%, 4/04/25 .. 31 31
992245821.UG.FTS.B, 29.49%, 4/04/25 .. 296 301
992250417.UG.FTS.B, 29.49%, 4/04/25 .. 270 266
992264434.UG.FTS.B, 29.49%, 4/04/25 .. 422 410
992297978.UG.FTS.B, 29.49%, 4/04/25 .. 48 48
992396391.UG.FTS.B, 29.49%, 4/04/25 .. 367 369
992459117.UG.FTS.B, 29.49%, 4/04/25 .. 24 24
992346543.UG.FTS.B, Zero Cpn, 4/05/25 . 517 36
992245824.UG.FTS.B, 16.99%, 4/05/25 .. 234 235
992282393.UG.FTS.B, 16.99%, 4/05/25 .. 1,790 1,824
992335587.UG.FTS.B, 17.97%, 4/05/25 .. 363 374
992294096.UG.FTS.B, 17.99%, 4/05/25 .. 459 461
992300496.UG.FTS.B, 17.99%, 4/05/25 .. 108 110
992239267.UG.FTS.B, 19.21%, 4/05/25 .. 1,803 1,834
992346705.UG.FTS.B, 19.21%, 4/05/25 .. 896 910
992442455.UG.FTS.B, 19.21%, 4/05/25 .. 2,181 2,202
992300281.UG.FTS.B, 19.8%, 4/05/25 ... 31 32
992307969.UG.FTS.B, 19.8%, 4/05/25 ... 107 108
992349565.UG.FTS.B, 19.8%, 4/05/25 ... 1,075 1,090
992350427.UG.FTS.B, 19.8%, 4/05/25 ... 897 910
992383581.UG.FTS.B, 19.8%, 4/05/25 ... 236 240
992254243.UG.FTS.B, 19.99%, 4/05/25 .. 382 382
992268585.UG.FTS.B, 19.99%, 4/05/25 .. 104 106
992270154.UG.FTS.B, 19.99%, 4/05/25 .. 548 559
992290118.UG.FTS.B, 19.99%, 4/05/25 .. 132 135
992336548.UG.FTS.B, 19.99%, 4/05/25 .. 1,694 1,698
992357555.UG.FTS.B, 19.99%, 4/05/25 .. 174 177
992379889.UG.FTS.B, 19.99%, 4/05/25 .. 1,153 1,173
992341688.UG.FTS.B, 20.46%, 4/05/25 .. 137 139
992453559.UG.FTS.B, 20.46%, 4/05/25 .. 2,232 2,247
992241765.UG.FTS.B, 20.97%, 4/05/25 .. 468 474
992386629.UG.FTS.B, 20.97%, 4/05/25 .. 3,588 3,633
992251309.UG.FTS.B, 21.46%, 4/05/25 .. 447 451
992297939.UG.FTS.B, 21.46%, 4/05/25 .. 21 21
992309805.UG.FTS.B, 21.46%, 4/05/25 .. 846 55
992347533.UG.FTS.B, 21.46%, 4/05/25 .. 225 227
992413295.UG.FTS.B, 21.46%, 4/05/25 .. 143 145
992238211.UG.FTS.B, 21.98%, 4/05/25 .. 710 717
992263295.UG.FTS.B, 21.98%, 4/05/25 .. 363 363
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992285455.UG.FTS.B, 21.98%, 4/05/25 .. $ 10 $ 10
992395369.UG.FTS.B, 21.98%, 4/05/25 .. 297 300
992263400.UG.FTS.B, 22.95%, 4/05/25 .. 378 381
992378649.UG.FTS.B, 22.95%, 4/05/25 .. 490 (12)
992262511.UG.FTS.B, 22.97%, 4/05/25 .. 786 793
992330039.UG.FTS.B, 22.97%, 4/05/25 .. 587 67
992378853.UG.FTS.B, 22.97%, 4/05/25 .. 899 908
992415093.UG.FTS.B, 22.97%, 4/05/25 .. 256 258
992268373.UG.FTS.B, 23.95%, 4/05/25 .. 589 586
992309324.UG.FTS.B, 23.95%, 4/05/25 .. 782 785
992350011.UG.FTS.B, 23.95%, 4/05/25 .. 92 92
992402436.UG.FTS.B, 23.95%, 4/05/25 .. 261 263
992350254.UG.FTS.B, 24.96%, 4/05/25 .. 136 134
992252550.UG.FTS.B, 27.99%, 4/05/25 .. 52 52
992299445.UG.FTS.B, 27.99%, 4/05/25 .. 2 2
992438360.UG.FTS.B, 27.99%, 4/05/25 .. 208 208
992240832.UG.FTS.B, 28.98%, 4/05/25 .. 88 89
992246882.UG.FTS.B, 28.98%, 4/05/25 .. 778 520
992248396.UG.FTS.B, 28.98%, 4/05/25 .. 919 940
992252552.UG.FTS.B, 28.98%, 4/05/25 .. 23 23
992253878.UG.FTS.B, 28.98%, 4/05/25 .. 1,499 1,492
992255354.UG.FTS.B, 28.98%, 4/05/25 .. 61 61
992259876.UG.FTS.B, 28.98%, 4/05/25 .. 114 116
992260350.UG.FTS.B, 28.98%, 4/05/25 .. 119 118
992260733.UG.FTS.B, 28.98%, 4/05/25 .. 319 326
992262040.UG.FTS.B, 28.98%, 4/05/25 .. 190 194
992263660.UG.FTS.B, 28.98%, 4/05/25 .. 550 545
992266396.UG.FTS.B, 28.98%, 4/05/25 .. 2,851 2,837
992266496.UG.FTS.B, 28.98%, 4/05/25 .. 144 142
992267371.UG.FTS.B, 28.98%, 4/05/25 .. 1,132 1,157
992269403.UG.FTS.B, 28.98%, 4/05/25 .. 56 55
992269419.UG.FTS.B, 28.98%, 4/05/25 .. 362 370
992270480.UG.FTS.B, 28.98%, 4/05/25 .. 249 255
992273307.UG.FTS.B, 28.98%, 4/05/25 .. 2,366 2,418
992283631.UG.FTS.B, 28.98%, 4/05/25 .. 835 569
992283659.UG.FTS.B, 28.98%, 4/05/25 .. 231 233
992284082.UG.FTS.B, 28.98%, 4/05/25 .. 229 234
992284271.UG.FTS.B, 28.98%, 4/05/25 .. 1,833 1,852
992284330.UG.FTS.B, 28.98%, 4/05/25 .. 129 127
992285475.UG.FTS.B, 28.98%, 4/05/25 .. 37 36
992286835.UG.FTS.B, 28.98%, 4/05/25 .. 123 125
992289248.UG.FTS.B, 28.98%, 4/05/25 .. 30 30
992293208.UG.FTS.B, 28.98%, 4/05/25 .. 335 337
992293228.UG.FTS.B, 28.98%, 4/05/25 .. 113 74
992300125.UG.FTS.B, 28.98%, 4/05/25 .. 1,828 1,868
992300368.UG.FTS.B, 28.98%, 4/05/25 .. 106 108
992300466.UG.FTS.B, 28.98%, 4/05/25 .. 417 426
992300547.UG.FTS.B, 28.98%, 4/05/25 .. 128 131
992300944.UG.FTS.B, 28.98%, 4/05/25 .. 159 161
992308269.UG.FTS.B, 28.98%, 4/05/25 .. 125 127
992308546.UG.FTS.B, 28.98%, 4/05/25 .. 99 101
992310426.UG.FTS.B, 28.98%, 4/05/25 .. 207 202
992313981.UG.FTS.B, 28.98%, 4/05/25 .. – –
992314709.UG.FTS.B, 28.98%, 4/05/25 .. 911 931
992316890.UG.FTS.B, 28.98%, 4/05/25 .. 946 964
992317837.UG.FTS.B, 28.98%, 4/05/25 .. 25 25
992322709.UG.FTS.B, 28.98%, 4/05/25 .. 183 186
992323257.UG.FTS.B, 28.98%, 4/05/25 .. 27 27

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-112
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992324031.UG.FTS.B, 28.98%, 4/05/25 .. $ 714 $ 730
992333704.UG.FTS.B, 28.98%, 4/05/25 .. 42 42
992336076.UG.FTS.B, 28.98%, 4/05/25 .. 44 15
992336115.UG.FTS.B, 28.98%, 4/05/25 .. 318 325
992345324.UG.FTS.B, 28.98%, 4/05/25 .. 40 40
992348005.UG.FTS.B, 28.98%, 4/05/25 .. 456 466
992349767.UG.FTS.B, 28.98%, 4/05/25 .. 279 58
992350279.UG.FTS.B, 28.98%, 4/05/25 .. 456 460
992353271.UG.FTS.B, 28.98%, 4/05/25 .. 648 662
992360655.UG.FTS.B, 28.98%, 4/05/25 .. 407 414
992360785.UG.FTS.B, 28.98%, 4/05/25 .. 186 39
992378373.UG.FTS.B, 28.98%, 4/05/25 .. 740 745
992379087.UG.FTS.B, 28.98%, 4/05/25 .. 992 119
992385229.UG.FTS.B, 28.98%, 4/05/25 .. 270 276
992398111.UG.FTS.B, 28.98%, 4/05/25 .. 145 146
992406035.UG.FTS.B, 28.98%, 4/05/25 .. 810 828
992409294.UG.FTS.B, 28.98%, 4/05/25 .. 70 71
992413133.UG.FTS.B, 28.98%, 4/05/25 .. 437 445
992415454.UG.FTS.B, 28.98%, 4/05/25 .. 986 992
992435220.UG.FTS.B, 28.98%, 4/05/25 .. 224 223
992435245.UG.FTS.B, 28.98%, 4/05/25 .. 173 170
992437799.UG.FTS.B, 28.98%, 4/05/25 .. 20 20
992442881.UG.FTS.B, 28.98%, 4/05/25 .. 80 79
992443445.UG.FTS.B, 28.98%, 4/05/25 .. 32 32
992446631.UG.FTS.B, 28.98%, 4/05/25 .. 94 96
992446902.UG.FTS.B, 28.98%, 4/05/25 .. 17 17
992451365.UG.FTS.B, 28.98%, 4/05/25 .. 28 28
992452469.UG.FTS.B, 28.98%, 4/05/25 .. 271 270
992453910.UG.FTS.B, 28.98%, 4/05/25 .. 42 42
992459352.UG.FTS.B, 28.98%, 4/05/25 .. 14 14
992276659.UG.FTS.B, 29.46%, 4/05/25 .. 54 53
992286809.UG.FTS.B, 29.46%, 4/05/25 .. 631 (35)
992290075.UG.FTS.B, 29.46%, 4/05/25 .. 17 17
992293126.UG.FTS.B, 29.46%, 4/05/25 .. 65 66
992304458.UG.FTS.B, 29.46%, 4/05/25 .. 104 106
992451626.UG.FTS.B, 29.46%, 4/05/25 .. 16 16
992237772.UG.FTS.B, 29.49%, 4/05/25 .. 121 120
992238384.UG.FTS.B, 29.49%, 4/05/25 .. 59 50
992239318.UG.FTS.B, 29.49%, 4/05/25 .. 111 113
992239897.UG.FTS.B, 29.49%, 4/05/25 .. 46 46
992241701.UG.FTS.B, 29.49%, 4/05/25 .. 558 569
992243923.UG.FTS.B, 29.49%, 4/05/25 .. 3,101 3,123
992244487.UG.FTS.B, 29.49%, 4/05/25 .. 15 15
992249401.UG.FTS.B, 29.49%, 4/05/25 .. 27 27
992250643.UG.FTS.B, 29.49%, 4/05/25 .. 256 173
992254667.UG.FTS.B, 29.49%, 4/05/25 .. 419 416
992256558.UG.FTS.B, 29.49%, 4/05/25 .. 124 127
992256966.UG.FTS.B, 29.49%, 4/05/25 .. 712 726
992259460.UG.FTS.B, 29.49%, 4/05/25 .. 95 97
992262634.UG.FTS.B, 29.49%, 4/05/25 .. 31 30
992263028.UG.FTS.B, 29.49%, 4/05/25 .. 34 34
992266945.UG.FTS.B, 29.49%, 4/05/25 .. 36 36
992267222.UG.FTS.B, 29.49%, 4/05/25 .. 295 300
992268106.UG.FTS.B, 29.49%, 4/05/25 .. 120 122
992270160.UG.FTS.B, 29.49%, 4/05/25 .. 68 68
992271134.UG.FTS.B, 29.49%, 4/05/25 .. 127 128
992275086.UG.FTS.B, 29.49%, 4/05/25 .. 491 501
992278455.UG.FTS.B, 29.49%, 4/05/25 .. 233 237
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992279419.UG.FTS.B, 29.49%, 4/05/25 .. $ 32 $ 32
992280377.UG.FTS.B, 29.49%, 4/05/25 .. 249 254
992280455.UG.FTS.B, 29.49%, 4/05/25 .. 208 12
992280735.UG.FTS.B, 29.49%, 4/05/25 .. 170 165
992281425.UG.FTS.B, 29.49%, 4/05/25 .. 459 468
992281701.UG.FTS.B, 29.49%, 4/05/25 .. 104 103
992283304.UG.FTS.B, 29.49%, 4/05/25 .. 321 327
992284321.UG.FTS.B, 29.49%, 4/05/25 .. 519 527
992284964.UG.FTS.B, 29.49%, 4/05/25 .. 87 88
992285081.UG.FTS.B, 29.49%, 4/05/25 .. 68 68
992287347.UG.FTS.B, 29.49%, 4/05/25 .. 26 26
992288356.UG.FTS.B, 29.49%, 4/05/25 .. 491 492
992288429.UG.FTS.B, 29.49%, 4/05/25 .. 143 146
992288886.UG.FTS.B, 29.49%, 4/05/25 .. 77 76
992289258.UG.FTS.B, 29.49%, 4/05/25 .. 538 549
992297505.UG.FTS.B, 29.49%, 4/05/25 .. 94 95
992298611.UG.FTS.B, 29.49%, 4/05/25 .. 332 334
992298879.UG.FTS.B, 29.49%, 4/05/25 .. 148 150
992302260.UG.FTS.B, 29.49%, 4/05/25 .. 211 214
992302310.UG.FTS.B, 29.49%, 4/05/25 .. 225 229
992302422.UG.FTS.B, 29.49%, 4/05/25 .. 183 187
992303216.UG.FTS.B, 29.49%, 4/05/25 .. 825 838
992304263.UG.FTS.B, 29.49%, 4/05/25 .. 167 169
992305574.UG.FTS.B, 29.49%, 4/05/25 .. 482 478
992306296.UG.FTS.B, 29.49%, 4/05/25 .. 81 82
992307508.UG.FTS.B, 29.49%, 4/05/25 .. 619 610
992309593.UG.FTS.B, 29.49%, 4/05/25 .. 96 68
992317627.UG.FTS.B, 29.49%, 4/05/25 .. 22 22
992318568.UG.FTS.B, 29.49%, 4/05/25 .. 113 115
992321945.UG.FTS.B, 29.49%, 4/05/25 .. 3,475 3,550
992321979.UG.FTS.B, 29.49%, 4/05/25 .. 65 65
992323198.UG.FTS.B, 29.49%, 4/05/25 .. 136 137
992323515.UG.FTS.B, 29.49%, 4/05/25 .. 93 94
992328907.UG.FTS.B, 29.49%, 4/05/25 .. 185 187
992330144.UG.FTS.B, 29.49%, 4/05/25 .. 64 64
992330550.UG.FTS.B, 29.49%, 4/05/25 .. 23 9
992332355.UG.FTS.B, 29.49%, 4/05/25 .. 196 200
992333762.UG.FTS.B, 29.49%, 4/05/25 .. 698 705
992336856.UG.FTS.B, 29.49%, 4/05/25 .. 76 77
992340207.UG.FTS.B, 29.49%, 4/05/25 .. 2,086 130
992340414.UG.FTS.B, 29.49%, 4/05/25 .. 189 192
992341808.UG.FTS.B, 29.49%, 4/05/25 .. 182 11
992344969.UG.FTS.B, 29.49%, 4/05/25 .. 2,151 2,118
992349479.UG.FTS.B, 29.49%, 4/05/25 .. – –
992356210.UG.FTS.B, 29.49%, 4/05/25 .. 10 10
992356806.UG.FTS.B, 29.49%, 4/05/25 .. 76 1
992356877.UG.FTS.B, 29.49%, 4/05/25 .. 125 27
992359163.UG.FTS.B, 29.49%, 4/05/25 .. 182 185
992360320.UG.FTS.B, 29.49%, 4/05/25 .. 1,411 1,435
992364246.UG.FTS.B, 29.49%, 4/05/25 .. 67 67
992378552.UG.FTS.B, 29.49%, 4/05/25 .. 116 116
992379207.UG.FTS.B, 29.49%, 4/05/25 .. 273 278
992379334.UG.FTS.B, 29.49%, 4/05/25 .. 230 227
992379445.UG.FTS.B, 29.49%, 4/05/25 .. 227 226
992380197.UG.FTS.B, 29.49%, 4/05/25 .. 74 18
992384442.UG.FTS.B, 29.49%, 4/05/25 .. 30 29
992385119.UG.FTS.B, 29.49%, 4/05/25 .. 167 36
992397317.UG.FTS.B, 29.49%, 4/05/25 .. 32 29

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-113
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992398519.UG.FTS.B, 29.49%, 4/05/25 .. $ 68 $ 69
992410434.UG.FTS.B, 29.49%, 4/05/25 .. 1,101 1,102
992410964.UG.FTS.B, 29.49%, 4/05/25 .. 34 34
992413134.UG.FTS.B, 29.49%, 4/05/25 .. 465 98
992415144.UG.FTS.B, 29.49%, 4/05/25 .. 143 30
992416332.UG.FTS.B, 29.49%, 4/05/25 .. 1,031 1,033
992423485.UG.FTS.B, 29.49%, 4/05/25 .. 400 393
992428186.UG.FTS.B, 29.49%, 4/05/25 .. 2,876 2,863
992438905.UG.FTS.B, 29.49%, 4/05/25 .. 28 12
992439303.UG.FTS.B, 29.49%, 4/05/25 .. 106 (5)
992439563.UG.FTS.B, 29.49%, 4/05/25 .. 168 36
992443418.UG.FTS.B, 29.49%, 4/05/25 .. 145 145
992443427.UG.FTS.B, 29.49%, 4/05/25 .. 7 7
992444794.UG.FTS.B, 29.49%, 4/05/25 .. 5,432 5,395
992444865.UG.FTS.B, 29.49%, 4/05/25 .. 78 79
992445820.UG.FTS.B, 29.49%, 4/05/25 .. 145 145
992446758.UG.FTS.B, 29.49%, 4/05/25 .. 30 30
992448030.UG.FTS.B, 29.49%, 4/05/25 .. 110 110
992455533.UG.FTS.B, 29.49%, 4/05/25 .. 1,460 1,449
992288223.UG.FTS.B, 29.49%, 6/03/27 .. – –
992277200.UG.FTS.B, 29.49%, 7/03/27 .. 10 –
992255624.UG.FTS.B, 29.49%, 8/03/27 .. – –
992383071.UG.FTS.B, 28.98%, 9/03/27 .. 3 1
992252659.UG.FTS.B, 29.49%, 9/03/27 .. – –
992439029.UG.FTS.B, 29.49%, 9/03/27 .. – –
992453694.UG.FTS.B, 27.95%, 10/01/27 . 1 1
992463567.UG.FTS.B, 21.48%, 10/02/27 . – –
992289411.UG.FTS.B, 29.49%, 10/03/27 . 14 1
992411027.UG.FTS.B, 29.49%, 10/03/27 . 1 1
125,686
Upstart Network, Inc.
L1738924.UP.FTS.B, 15.39%, 9/20/24 .... 716 712
FW1739398.UP.FTS.B, 20.17%, 9/20/24 .. 2,922 2,891
FW1738604.UP.FTS.B, 22.34%, 9/20/24 .. 2,590 2,447
L1915199.UP.FTS.B, 6.41%, 10/25/24 .... 12,233 12,128
FW1915250.UP.FTS.B, 12.04%, 10/25/24 . 36,612 36,331
L1914801.UP.FTS.B, 12.09%, 10/25/24 ... 3,656 3,632
FW1915226.UP.FTS.B, 13.65%, 10/25/24 . 1,105 1,096
L1914567.UP.FTS.B, 16.17%, 10/25/24 ... 2,436 2,421
L1914732.UP.FTS.B, 17.66%, 10/25/24 ... 7,482 7,419
L1915220.UP.FTS.B, 18.87%, 10/25/24 ... 3,525 3,496
FW1914760.UP.FTS.B, 27.19%, 10/25/24 . 1,550 1,531
L2056491.UP.FTS.B, 7.95%, 11/16/24 .... 1,116 1,106
L2055423.UP.FTS.B, 8.44%, 11/16/24 .... 4,034 3,998
L2052631.UP.FTS.B, 8.92%, 11/16/24 .... 3,742 3,709
FW2056962.UP.FTS.B, 9.24%, 11/16/24 .. 7,492 7,426
L2052610.UP.FTS.B, 11.6%, 11/16/24 .... 2,268 2,248
L2057377.UP.FTS.B, 13.89%, 11/16/24 ... 1,524 1,511
L2057046.UP.FTS.B, 15.77%, 11/16/24 ... 2,302 2,279
L2052838.UP.FTS.B, 16.45%, 11/16/24 ... 1,154 1,142
L2053269.UP.FTS.B, 18.64%, 11/16/24 ... 1,555 1,537
L2055155.UP.FTS.B, 20.16%, 11/16/24 ... 3,896 3,840
FW2054947.UP.FTS.B, 21.35%, 11/16/24 . 1,408 1,388
L2057159.UP.FTS.B, 22.2%, 11/16/24 .... 8,124 7,650
L2057081.UP.FTS.B, 23.41%, 11/16/24 ... 1,811 1,785
FW2053330.UP.FTS.B, 28.78%, 11/16/24 . 1,042 1,025
FW2056543.UP.FTS.B, 29.23%, 11/16/24 . 1,123 1,107
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2055081.UP.FTS.B, 29.29%, 11/16/24 . $ 4,829 $ 4,751
L2242043.UP.FTS.B, 6.01%, 12/13/24 .... 767 760
L2242235.UP.FTS.B, 6.04%, 12/13/24 .... 2,683 2,659
FW2242510.UP.FTS.B, 7.1%, 12/13/24 ... 6,934 6,871
L2233888.UP.FTS.B, 7.98%, 12/13/24 .... 4,632 4,586
L2241803.UP.FTS.B, 9.3%, 12/13/24 .... 15,509 15,357
L2242451.UP.FTS.B, 10.48%, 12/13/24 ... 779 771
L2241531.UP.FTS.B, 11.26%, 12/13/24 ... 5,482 5,426
L2242595.UP.FTS.B, 11.8%, 12/13/24 .... 1,955 1,937
L2241741.UP.FTS.B, 14.61%, 12/13/24 ... 3,395 3,348
L2242471.UP.FTS.B, 15.28%, 12/13/24 ... 753 743
L2242159.UP.FTS.B, 16.13%, 12/13/24 ... 1,185 1,171
L2242679.UP.FTS.B, 16.66%, 12/13/24 ... 3,181 3,138
FW2242424.UP.FTS.B, 20.03%, 12/13/24 . 782 772
L2241965.UP.FTS.B, 20.43%, 12/13/24 ... 1,800 57
FW2242278.UP.FTS.B, 21.84%, 12/13/24 . 807 794
L2242250.UP.FTS.B, 22.23%, 12/13/24 ... 2,748 2,699
L2241739.UP.FTS.B, 23.45%, 12/13/24 ... 1,217 1,197
FW2242239.UP.FTS.B, 24.53%, 12/13/24 . 814 799
L2242692.UP.FTS.B, 25.15%, 12/13/24 ... 13,513 149
FW2242714.UP.FTS.B, 26.37%, 12/13/24 . 4,964 33
FW2241887.UP.FTS.B, 28.39%, 12/13/24 . 2,483 2,439
FW2242021.UP.FTS.B, 29.12%, 12/13/24 . 1,239 1,214
FW2465310.UP.FTS.B, 5.02%, 1/19/25 ... 2,285 2,266
L2465354.UP.FTS.B, 5.14%, 1/19/25 .... 1,134 1,124
L2465718.UP.FTS.B, 5.3%, 1/19/25 ..... 6,251 6,200
L2465958.UP.FTS.B, 5.34%, 1/19/25 .... 3,560 3,531
L2464613.UP.FTS.B, 5.52%, 1/19/25 .... 1,979 1,963
L2465653.UP.FTS.B, 5.58%, 1/19/25 .... 23,734 23,542
L2460890.UP.FTS.B, 5.68%, 1/19/25 .... 7,921 7,857
L2465894.UP.FTS.B, 5.74%, 1/19/25 .... 4,756 4,718
L2465895.UP.FTS.B, 5.84%, 1/19/25 .... 2,774 2,751
FW2465707.UP.FTS.B, 6.24%, 1/19/25 ... 1,190 1,181
L2465121.UP.FTS.B, 6.53%, 1/19/25 .... 12,199 12,098
L2464359.UP.FTS.B, 6.66%, 1/19/25 .... 4,768 4,729
L2465247.UP.FTS.B, 6.82%, 1/19/25 .... 992 984
L2466095.UP.FTS.B, 7.07%, 1/19/25 .... 2,387 2,368
FW2465710.UP.FTS.B, 7.96%, 1/19/25 ... 878 871
L2465847.UP.FTS.B, 8.05%, 1/19/25 .... 23,939 23,743
L2464679.UP.FTS.B, 9.11%, 1/19/25 ..... 5,969 5,915
L2464979.UP.FTS.B, 10.54%, 1/19/25 .... 6,432 6,380
L2465916.UP.FTS.B, 11.44%, 1/19/25 .... 3,229 3,196
L2465662.UP.FTS.B, 11.74%, 1/19/25 .... 4,115 4,082
FW2465131.UP.FTS.B, 12.69%, 1/19/25 .. 9,625 9,546
L2465754.UP.FTS.B, 16.74%, 1/19/25 .... 819 810
L2465570.UP.FTS.B, 17.93%, 1/19/25 .... 16,424 16,257
FW2465119.UP.FTS.B, 19.64%, 1/19/25 .. 4,278 4,227
L2462700.UP.FTS.B, 20.56%, 1/19/25 .... 12,406 12,235
L2464723.UP.FTS.B, 20.66%, 1/19/25 .... 4,124 4,067
L2466210.UP.FTS.B, 20.93%, 1/19/25 .... 12,915 12,785
L2465879.UP.FTS.B, 21.67%, 1/19/25 .... 829 818
FW2676316.UP.FTS.B, 6.01%, 2/22/25 ... 4,908 4,870
FW2675522.UP.FTS.B, 6.74%, 2/22/25 ... 1,264 1,253
L2675489.UP.FTS.B, 9.63%, 2/22/25 .... 12,406 12,308
L2675909.UP.FTS.B, 9.72%, 2/22/25 .... 2,068 2,052
L2675302.UP.FTS.B, 10.61%, 2/22/25 .... 7,131 7,074
L2676030.UP.FTS.B, 13.7%, 2/22/25 .... 9,927 9,847
L2675455.UP.FTS.B, 14.81%, 2/22/25 .... 2,095 2,073

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-114
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2675462.UP.FTS.B, 19.44%, 2/22/25 .... $ 2,118 $ 2,096
FW2676387.UP.FTS.B, 19.6%, 2/22/25 ... 1,611 1,594
L2676045.UP.FTS.B, 19.66%, 2/22/25 .... 930 920
FW2675588.UP.FTS.B, 20.36%, 2/22/25 .. 6,963 6,890
L2675655.UP.FTS.B, 20.76%, 2/22/25 .... 850 841
L2675586.UP.FTS.B, 20.97%, 2/22/25 .... 7,483 7,381
L2675247.UP.FTS.B, 21.23%, 2/22/25 .... 3,357 3,309
FW2675117.UP.FTS.B, 22.39%, 2/22/25 .. 938 929
FW2675719.UP.FTS.B, 24.19%, 2/22/25 .. 2,529 2,492
FW2675613.UP.FTS.B, 24.49%, 2/22/25 .. 6,000 5,917
FW2674989.UP.FTS.B, 25.83%, 2/22/25 .. 1,710 1,686
FW2675763.UP.FTS.B, 28.74%, 2/22/25 .. 4,469 4,406
FW2676140.UP.FTS.B, 29.13%, 2/22/25 .. 2,424 2,390
L2057137.UP.FTS.B, 15.78%, 4/16/25 .... 3,173 3,131
L2981596.UP.FTS.B, 7.13%, 4/20/25 .... 4,368 4,343
L2982581.UP.FTS.B, 11.78%, 4/20/25 .... 16,977 16,864
L2982336.UP.FTS.B, 12.28%, 4/20/25 .... 3,069 3,048
L2981009.UP.FTS.B, 14.77%, 4/20/25 .... 2,393 2,369
FW2982315.UP.FTS.B, 15.15%, 4/20/25 .. 1,242 1,234
FW2981993.UP.FTS.B, 15.69%, 4/20/25 .. 977 971
FW2676277.UP.FTS.B, 22.93%, 7/22/25 .. 3,795 3,740
FW1914469.UP.FTS.B, 17.25%, 8/25/25 .. 3,544 3,504
FW2676006.UP.FTS.B, 24.14%, 12/22/25 . 2,475 2,440
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 20,912 20,760
L1739019.UP.FTS.B, 13.76%, 9/20/26 .... 4,934 4,890
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 11,956 11,850
L1739680.UP.FTS.B, 16.6%, 9/20/26 .... 12,923 12,763
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 6,895 6,814
L1739131.UP.FTS.B, 17.22%, 9/20/26 .... 12,929 12,747
L1723172.UP.FTS.B, 18.88%, 9/20/26 .... 2,196 158
L1738899.UP.FTS.B, 19.15%, 9/20/26 .... 13,020 12,825
L1739140.UP.FTS.B, 21.45%, 9/20/26 .... 2,638 2,620
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... 6,150 6,115
L1739694.UP.FTS.B, 22.68%, 9/20/26 .... 9,664 9,608
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 6,183 6,096
L1739499.UP.FTS.B, 25.07%, 9/20/26 .... 4,603 4,577
FW1739404.UP.FTS.B, 26.55%, 9/20/26 .. 2,770 2,678
FW1739462.UP.FTS.B, 27.3%, 9/20/26 ... 4,554 1,335
FW1738971.UP.FTS.B, 27.63%, 9/20/26 .. 4,104 4,080
L1738918.UP.FTS.B, 27.72%, 9/20/26 .... 3,581 3,513
FW1739399.UP.FTS.B, 28.19%, 9/20/26 .. 5,362 5,331
FW1738592.UP.FTS.B, 28.44%, 9/20/26 .. 5,356 5,324
FW1739144.UP.FTS.B, 30.91%, 9/20/26 .. 3,518 3,493
FW1739500.UP.FTS.B, 30.99%, 9/20/26 .. 12,693 12,048
FW1739495.UP.FTS.B, 32.86%, 9/20/26 .. 4,860 4,800
L1910370.UP.FTS.B, 14.66%, 10/25/26 ... 3,684 3,653
L1901600.UP.FTS.B, 16.72%, 10/25/26 ... 1,228 1,213
L1915014.UP.FTS.B, 19.01%, 10/25/26 ... 4,341 4,284
FW1915567.UP.FTS.B, 19.17%, 10/25/26 . 854 845
FW1915211.UP.FTS.B, 19.28%, 10/25/26 . 5,565 5,490
FW1915262.UP.FTS.B, 19.99%, 10/25/26 . 7,460 7,382
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 5,106 5,035
L1915560.UP.FTS.B, 20.46%, 10/25/26 ... 4,420 4,394
L1915064.UP.FTS.B, 20.48%, 10/25/26 ... 4,212 4,184
L1914682.UP.FTS.B, 21.49%, 10/25/26 ... 17,073 16,834
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 4,977 4,944
L1912265.UP.FTS.B, 23.3%, 10/25/26 .... 3,567 3,546
L1914761.UP.FTS.B, 23.31%, 10/25/26 ... 892 887
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1915175.UP.FTS.B, 23.46%, 10/25/26 . $ 2,676 $ 2,661
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 10,706 10,644
L1914923.UP.FTS.B, 23.8%, 10/25/26 .... 1,786 1,776
L1915604.UP.FTS.B, 24.04%, 10/25/26 ... 983 977
L1914714.UP.FTS.B, 24.73%, 10/25/26 ... 3,582 3,561
L1898888.UP.FTS.B, 25.15%, 10/25/26 ... 1,069 1,053
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 2,512 2,497
FW1915043.UP.FTS.B, 27.43%, 10/25/26 . 4,655 721
FW1908593.UP.FTS.B, 28.41%, 10/25/26 . 18,518 18,390
FW1914238.UP.FTS.B, 29.34%, 10/25/26 . 5,885 5,846
FW1914247.UP.FTS.B, 29.67%, 10/25/26 . 4,323 4,291
FW1914310.UP.FTS.B, 30.01%, 10/25/26 . 37,353 37,140
FW1915272.UP.FTS.B, 30.7%, 10/25/26 .. 1,711 1,702
FW1915225.UP.FTS.B, 30.8%, 10/25/26 .. 3,276 3,261
FW1915025.UP.FTS.B, 31.16%, 10/25/26 . 4,019 3,992
FW1907740.UP.FTS.B, 31.19%, 10/25/26 . 893 888
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 3,737 3,715
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 15,446 15,333
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 34,368 34,117
L2043903.UP.FTS.B, 9.82%, 11/16/26 .... 15,820 15,705
L2053787.UP.FTS.B, 10.61%, 11/16/26 ... 4,338 4,296
FW2055257.UP.FTS.B, 11.51%, 11/16/26 . 8,704 8,621
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 13,973 13,840
L2055857.UP.FTS.B, 12.9%, 11/16/26 .... 10,493 10,393
L2054559.UP.FTS.B, 14.24%, 11/16/26 ... 7,904 7,829
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 2,642 2,617
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 7,928 7,824
FW2055789.UP.FTS.B, 15.22%, 11/16/26 . 13,214 13,089
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 3,971 3,919
FW2053732.UP.FTS.B, 16.83%, 11/16/26 . 885 874
L2056184.UP.FTS.B, 17.11%, 11/16/26 ... 10,292 10,190
L2056373.UP.FTS.B, 17.2%, 11/16/26 .... 7,978 7,874
L2057058.UP.FTS.B, 17.23%, 11/16/26 ... 6,650 6,563
FW2055936.UP.FTS.B, 17.39%, 11/16/26 . 1,418 102
FW2054200.UP.FTS.B, 17.46%, 11/16/26 . 12,243 12,050
L2056403.UP.FTS.B, 18.49%, 11/16/26 ... 2,134 2,114
L2055275.UP.FTS.B, 19%, 11/16/26 ..... 13,541 12,717
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 16,039 15,786
L2057218.UP.FTS.B, 19.51%, 11/16/26 ... 20,707 20,513
L2055269.UP.FTS.B, 19.56%, 11/16/26 ... 20,346 20,025
L2052101.UP.FTS.B, 20.05%, 11/16/26 ... 22,349 21,996
L2051843.UP.FTS.B, 20.82%, 11/16/26 ... 12,543 12,379
L2052461.UP.FTS.B, 22.33%, 11/16/26 ... 45,483 43,064
FW2057201.UP.FTS.B, 22.39%, 11/16/26 . 3,562 3,514
L2057382.UP.FTS.B, 22.46%, 11/16/26 ... 2,373 2,331
L2056569.UP.FTS.B, 22.59%, 11/16/26 ... 12,480 11,715
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 4,453 4,399
FW2052456.UP.FTS.B, 23.32%, 11/16/26 . 17,936 17,777
L2057372.UP.FTS.B, 23.63%, 11/16/26 ... 6,422 6,079
FW2053649.UP.FTS.B, 23.67%, 11/16/26 . 19,956 19,695
L2019975.UP.FTS.B, 23.69%, 11/16/26 ... 1,806 1,791
L2053900.UP.FTS.B, 23.81%, 11/16/26 ... 903 896
L2053478.UP.FTS.B, 24.22%, 11/16/26 ... 2,351 2,331
L2052105.UP.FTS.B, 24.58%, 11/16/26 ... 4,928 351
FW2056667.UP.FTS.B, 24.73%, 11/16/26 . 4,725 68
FW2055944.UP.FTS.B, 24.96%, 11/16/26 . 1,429 1,401
L2055803.UP.FTS.B, 24.96%, 11/16/26 ... 1,361 1,348
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 1,759 1,742

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-115
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... $ 1,269 $ 1,259
L2055652.UP.FTS.B, 25.25%, 11/16/26 ... 1,124 168
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 1,089 1,079
L2046165.UP.FTS.B, 25.35%, 11/16/26 ... 2,484 176
L2054937.UP.FTS.B, 25.38%, 11/16/26 ... 2,837 34
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 1,361 1,349
L2055669.UP.FTS.B, 25.48%, 11/16/26 ... 2,249 2,229
L2056440.UP.FTS.B, 25.49%, 11/16/26 ... 27,970 27,478
L2052376.UP.FTS.B, 25.81%, 11/16/26 ... 4,731 49
FW2056110.UP.FTS.B, 26.13%, 11/16/26 . 14,565 14,427
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 1,818 1,802
FW2056482.UP.FTS.B, 26.96%, 11/16/26 . 4,578 4,536
FW2057264.UP.FTS.B, 27.1%, 11/16/26 .. 5,466 5,419
FW2053471.UP.FTS.B, 27.97%, 11/16/26 . 1,782 1,763
FW2055613.UP.FTS.B, 28.42%, 11/16/26 . 2,272 2,235
FW2055282.UP.FTS.B, 29.32%, 11/16/26 . 4,597 4,352
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 4,125 4,089
FW2056001.UP.FTS.B, 30.17%, 11/16/26 . 1,193 1,183
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 9,155 9,075
FW2055364.UP.FTS.B, 30.66%, 11/16/26 . 7,349 7,286
FW2056081.UP.FTS.B, 30.81%, 11/16/26 . 1,562 1,549
FW2055828.UP.FTS.B, 30.82%, 11/16/26 . 3,003 212
FW2056764.UP.FTS.B, 31.04%, 11/16/26 . 969 67
FW2055692.UP.FTS.B, 31.07%, 11/16/26 . 1,621 241
FW2056040.UP.FTS.B, 31.11%, 11/16/26 . 5,484 387
FW2056960.UP.FTS.B, 31.19%, 11/16/26 . 1,648 116
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 1,104 1,094
FW2056560.UP.FTS.B, 31.71%, 11/16/26 . 1,581 458
FW2056229.UP.FTS.B, 31.92%, 11/16/26 . 6,363 6,296
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 8,573 8,499
L2242254.UP.FTS.B, 7.13%, 12/13/26 .... 8,717 8,654
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 13,156 13,062
L2242361.UP.FTS.B, 9.11%, 12/13/26 .... 21,870 21,711
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 13,271 13,140
L2239830.UP.FTS.B, 11.79%, 12/13/26 ... 9,270 9,179
L2241857.UP.FTS.B, 11.98%, 12/13/26 ... 10,583 10,478
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 6,203 6,142
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 19,504 19,312
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 4,977 2,618
L2241856.UP.FTS.B, 13.04%, 12/13/26 ... 13,194 13,064
L2242486.UP.FTS.B, 13.76%, 12/13/26 ... 3,525 481
L2241825.UP.FTS.B, 13.8%, 12/13/26 .... 26,704 26,442
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 14,788 14,645
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 10,247 10,147
L2241610.UP.FTS.B, 15.37%, 12/13/26 ... 6,706 6,612
L2239771.UP.FTS.B, 15.55%, 12/13/26 ... 24,156 23,818
FW2241807.UP.FTS.B, 16.84%, 12/13/26 . 8,864 8,738
L2242447.UP.FTS.B, 16.94%, 12/13/26 ... 4,940 4,856
L2242066.UP.FTS.B, 17.12%, 12/13/26 ... 8,986 8,834
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 7,640 7,533
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 13,566 13,341
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... 2,339 2,306
L2241897.UP.FTS.B, 17.92%, 12/13/26 ... 4,052 3,997
L2242430.UP.FTS.B, 18.29%, 12/13/26 ... 16,226 15,952
L2242547.UP.FTS.B, 18.45%, 12/13/26 ... 3,781 3,718
L2242119.UP.FTS.B, 18.59%, 12/13/26 ... 4,066 4,010
L2242212.UP.FTS.B, 19.99%, 12/13/26 ... 3,128 3,095
L2241971.UP.FTS.B, 20.32%, 12/13/26 ... 2,719 2,681
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2242450.UP.FTS.B, 20.97%, 12/13/26 ... $ 5,594 $ 5,536
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 11,813 11,684
L2234521.UP.FTS.B, 21.55%, 12/13/26 ... 8,205 8,117
L2238725.UP.FTS.B, 21.75%, 12/13/26 ... 4,806 343
FW2242024.UP.FTS.B, 21.89%, 12/13/26 . 1,640 1,618
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 6,851 6,737
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 19,758 19,544
L2233875.UP.FTS.B, 22.25%, 12/13/26 ... 24,586 24,319
L2241640.UP.FTS.B, 22.44%, 12/13/26 ... 2,733 2,706
L2241096.UP.FTS.B, 22.49%, 12/13/26 ... 5,298 5,198
L2242587.UP.FTS.B, 22.84%, 12/13/26 ... 6,155 6,091
L2241949.UP.FTS.B, 22.97%, 12/13/26 ... 4,494 4,446
FW2241860.UP.FTS.B, 23.21%, 12/13/26 . 5,477 5,418
L2242742.UP.FTS.B, 23.45%, 12/13/26 ... 1,035 612
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 5,027 4,973
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 5,306 5,248
FW2239073.UP.FTS.B, 24.34%, 12/13/26 . 7,406 4,401
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 3,146 3,091
L2241958.UP.FTS.B, 24.65%, 12/13/26 ... 299 294
L2241657.UP.FTS.B, 24.98%, 12/13/26 ... 3,689 3,650
L2242478.UP.FTS.B, 25.01%, 12/13/26 ... 2,017 1,995
L2241647.UP.FTS.B, 25.19%, 12/13/26 ... 1,559 1,542
L2242322.UP.FTS.B, 25.22%, 12/13/26 ... 886 876
L2242383.UP.FTS.B, 25.22%, 12/13/26 ... 8,255 8,116
L2241809.UP.FTS.B, 25.24%, 12/13/26 ... 6,826 485
FW2241952.UP.FTS.B, 25.3%, 12/13/26 .. 11,008 10,889
L2242418.UP.FTS.B, 25.33%, 12/13/26 ... 9,176 9,077
L2241994.UP.FTS.B, 25.4%, 12/13/26 .... 1,637 1,609
L2242162.UP.FTS.B, 25.7%, 12/13/26 .... 1,561 1,544
L2241420.UP.FTS.B, 25.73%, 12/13/26 ... 4,959 4,909
FW2242493.UP.FTS.B, 26.46%, 12/13/26 . 1,835 1,816
FW2241855.UP.FTS.B, 26.58%, 12/13/26 . 2,534 1,511
L2240058.UP.FTS.B, 26.7%, 12/13/26 .... 7,546 7,465
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 4,329 4,283
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 3,264 3,229
FW2242379.UP.FTS.B, 28.85%, 12/13/26 . 4,513 4,460
FW2241999.UP.FTS.B, 29.1%, 12/13/26 .. 2,313 2,288
FW2242624.UP.FTS.B, 29.36%, 12/13/26 . 8,524 8,432
FW2211495.UP.FTS.B, 29.38%, 12/13/26 . 18,792 11,230
FW2241683.UP.FTS.B, 29.38%, 12/13/26 . 1,322 1,297
FW2241828.UP.FTS.B, 29.64%, 12/13/26 . 9,262 9,162
FW2242691.UP.FTS.B, 30.2%, 12/13/26 .. 23,410 23,157
FW2242593.UP.FTS.B, 30.22%, 12/13/26 . 4,458 311
FW2231506.UP.FTS.B, 30.63%, 12/13/26 . 41,394 40,948
FW2241145.UP.FTS.B, 30.66%, 12/13/26 . 2,980 (28)
FW2242390.UP.FTS.B, 30.76%, 12/13/26 . 10,257 1,530
FW2240660.UP.FTS.B, 30.84%, 12/13/26 . 4,272 4,226
FW2240706.UP.FTS.B, 30.86%, 12/13/26 . 12,035 11,912
FW2242045.UP.FTS.B, 30.98%, 12/13/26 . 2,249 2,226
FW2242580.UP.FTS.B, 31.01%, 12/13/26 . 1,022 1,012
FW2242256.UP.FTS.B, 31.07%, 12/13/26 . 1,022 1,011
FW2241302.UP.FTS.B, 31.08%, 12/13/26 . 3,127 221
FW2242085.UP.FTS.B, 31.21%, 12/13/26 . 4,889 4,838
FW2241988.UP.FTS.B, 31.24%, 12/13/26 . 2,047 2,025
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 4,250 4,206
L2465688.UP.FTS.B, 5.13%, 1/19/27 .... 2,643 2,632
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 39,689 39,522
L2465861.UP.FTS.B, 5.83%, 1/19/27 .... 22,952 22,856

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-116
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2464930.UP.FTS.B, 5.87%, 1/19/27 .... $ 4,730 $ 4,705
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 3,342 3,328
FW2451492.UP.FTS.B, 6.07%, 1/19/27 ... 44,171 43,988
FW2466147.UP.FTS.B, 6.13%, 1/19/27 ... 6,695 6,667
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 5,307 5,285
L2464484.UP.FTS.B, 6.65%, 1/19/27 .... 3,915 3,896
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... 4,428 4,410
L2465776.UP.FTS.B, 7.08%, 1/19/27 .... 13,291 13,237
L2466395.UP.FTS.B, 7.13%, 1/19/27 .... 9,663 9,090
L2444934.UP.FTS.B, 7.15%, 1/19/27 .... 4,114 996
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 17,750 17,641
L2465750.UP.FTS.B, 7.8%, 1/19/27 ..... 5,726 5,686
L2465633.UP.FTS.B, 8.28%, 1/19/27 .... 1,778 1,767
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 3,560 3,538
L2464080.UP.FTS.B, 8.9%, 1/19/27 ..... 5,344 5,312
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 8,467 8,416
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 9,437 9,380
L2464902.UP.FTS.B, 9.21%, 1/19/27 .... 7,834 7,785
L2465458.UP.FTS.B, 9.24%, 1/19/27 .... 3,231 3,208
L2465589.UP.FTS.B, 9.29%, 1/19/27 .... 5,796 5,762
L2464368.UP.FTS.B, 9.62%, 1/19/27 .... 3,562 217
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 17,862 17,713
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 2,235 2,221
FW2464664.UP.FTS.B, 10.42%, 1/19/27 .. 7,156 7,097
FW2465040.UP.FTS.B, 10.63%, 1/19/27 .. 14,142 14,025
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 4,481 4,444
L2465414.UP.FTS.B, 11.1%, 1/19/27 ..... 5,377 5,333
L2464668.UP.FTS.B, 11.62%, 1/19/27 .... 7,309 534
L2466291.UP.FTS.B, 11.97%, 1/19/27 .... 45,688 42,985
FW2466175.UP.FTS.B, 12.09%, 1/19/27 .. 5,392 5,347
L2460937.UP.FTS.B, 12.4%, 1/19/27 .... 1,839 1,820
FW2465871.UP.FTS.B, 12.64%, 1/19/27 .. 8,284 7,796
L2465877.UP.FTS.B, 12.74%, 1/19/27 .... 2,408 174
FW2465212.UP.FTS.B, 14.46%, 1/19/27 .. 19,521 19,295
L2466145.UP.FTS.B, 14.56%, 1/19/27 .... 13,566 13,458
L2465634.UP.FTS.B, 14.68%, 1/19/27 .... 9,590 9,513
FW2465337.UP.FTS.B, 15.21%, 1/19/27 .. 4,530 4,493
FW2462910.UP.FTS.B, 15.73%, 1/19/27 .. 22,631 22,451
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 1,361 1,345
L2464766.UP.FTS.B, 16.43%, 1/19/27 .... 4,536 4,484
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 3,182 3,157
FW2464890.UP.FTS.B, 16.94%, 1/19/27 .. 4,957 4,890
L2464884.UP.FTS.B, 17.8%, 1/19/27 .... 3,230 3,040
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 19,925 19,699
L2466099.UP.FTS.B, 19.62%, 1/19/27 .... 8,240 8,126
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 2,751 2,713
L2465048.UP.FTS.B, 20.41%, 1/19/27 .... 22,930 22,612
L2466185.UP.FTS.B, 20.91%, 1/19/27 .... 3,214 3,178
L2464801.UP.FTS.B, 21.24%, 1/19/27 .... 4,595 4,531
L2456627.UP.FTS.B, 21.31%, 1/19/27 .... 8,786 8,626
L2464534.UP.FTS.B, 21.46%, 1/19/27 .... 1,996 1,980
L2466007.UP.FTS.B, 21.7%, 1/19/27 .... 4,231 4,173
L2465669.UP.FTS.B, 21.93%, 1/19/27 .... 14,631 14,518
L2465393.UP.FTS.B, 22.66%, 1/19/27 .... 18,435 18,302
L2465191.UP.FTS.B, 22.76%, 1/19/27 .... 3,688 3,661
L2465105.UP.FTS.B, 22.96%, 1/19/27 .... 43,354 41,124
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 2,775 2,753
L2464129.UP.FTS.B, 23.98%, 1/19/27 .... 15,059 14,951
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... $ 4,239 $ 4,021
L2464954.UP.FTS.B, 24.32%, 1/19/27 .... 1,850 1,837
L2465923.UP.FTS.B, 24.48%, 1/19/27 .... 36,677 36,179
L2465587.UP.FTS.B, 24.59%, 1/19/27 .... 12,402 12,313
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 3,063 3,039
FW2465954.UP.FTS.B, 25.21%, 1/19/27 .. 2,780 2,760
L2465421.UP.FTS.B, 25.22%, 1/19/27 .... 8,564 8,129
L2465179.UP.FTS.B, 25.25%, 1/19/27 .... 1,205 1,188
L2465018.UP.FTS.B, 25.32%, 1/19/27 .... 1,946 1,933
L2464786.UP.FTS.B, 25.33%, 1/19/27 .... 1,291 1,273
L2464921.UP.FTS.B, 25.36%, 1/19/27 .... 1,386 1,371
FW2465199.UP.FTS.B, 25.54%, 1/19/27 .. 3,895 3,867
L2459695.UP.FTS.B, 25.62%, 1/19/27 .... 9,257 122
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. 4,610 4,575
FW2465696.UP.FTS.B, 25.74%, 1/19/27 .. 2,838 2,815
L2459145.UP.FTS.B, 26.05%, 1/19/27 .... 2,112 2,082
FW2466211.UP.FTS.B, 26.21%, 1/19/27 .. 46,427 46,099
FW2464742.UP.FTS.B, 26.31%, 1/19/27 .. 1,352 1,340
FW2465134.UP.FTS.B, 27.03%, 1/19/27 .. 3,439 245
FW2464891.UP.FTS.B, 27.37%, 1/19/27 .. 9,149 9,073
FW2464901.UP.FTS.B, 27.8%, 1/19/27 ... 5,589 5,549
FW2464391.UP.FTS.B, 27.86%, 1/19/27 .. 1,397 1,388
FW2466130.UP.FTS.B, 28.33%, 1/19/27 .. 2,331 2,315
FW2465915.UP.FTS.B, 28.39%, 1/19/27 .. 8,646 606
FW2465826.UP.FTS.B, 28.67%, 1/19/27 .. 4,835 12
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 1,400 1,381
FW2466218.UP.FTS.B, 29.09%, 1/19/27 .. 28,028 27,813
FW2465555.UP.FTS.B, 30.12%, 1/19/27 .. 1,322 1,254
FW2464452.UP.FTS.B, 30.15%, 1/19/27 .. 1,406 1,395
FW2465759.UP.FTS.B, 30.48%, 1/19/27 .. 5,148 5,113
FW2465374.UP.FTS.B, 30.53%, 1/19/27 .. 2,434 2,417
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 1,873 1,860
FW2465597.UP.FTS.B, 30.68%, 1/19/27 .. 2,112 2,095
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 1,312 1,302
FW2465921.UP.FTS.B, 30.89%, 1/19/27 .. 1,227 1,165
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 1,623 1,541
FW2466073.UP.FTS.B, 30.97%, 1/19/27 .. 937 930
FW2464672.UP.FTS.B, 30.98%, 1/19/27 .. 1,687 1,675
FW2465572.UP.FTS.B, 30.98%, 1/19/27 .. 3,356 3,186
FW2465907.UP.FTS.B, 30.98%, 1/19/27 .. 953 905
FW2465118.UP.FTS.B, 31.07%, 1/19/27 .. 8,403 8,342
FW2466031.UP.FTS.B, 31.12%, 1/19/27 .. 13,060 12,963
FW2465216.UP.FTS.B, 31.14%, 1/19/27 .. 1,077 1,068
FW2464833.UP.FTS.B, 31.17%, 1/19/27 .. 1,163 (7)
FW2466113.UP.FTS.B, 31.17%, 1/19/27 .. 3,655 3,630
FW2465110.UP.FTS.B, 31.18%, 1/19/27 .. 10,296 3,046
FW2464670.UP.FTS.B, 31.19%, 1/19/27 .. 2,134 2,118
FW2464667.UP.FTS.B, 31.59%, 1/19/27 .. 7,251 7,198
FW2466172.UP.FTS.B, 31.96%, 1/19/27 .. 31,254 31,040
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 5,819 5,779
L2675293.UP.FTS.B, 5.43%, 2/22/27 .... 8,956 8,920
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 8,992 8,956
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 6,839 6,812
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 10,846 10,782
L2675123.UP.FTS.B, 8.62%, 2/22/27 .... 5,876 5,853
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 6,333 6,295
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 6,161 6,124
FW2675906.UP.FTS.B, 9.67%, 2/22/27 ... 45,314 45,045

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-117
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... $ 26,543 $ 26,318
L2676110.UP.FTS.B, 9.95%, 2/22/27 ..... 17,944 17,834
FW2676315.UP.FTS.B, 10.29%, 2/22/27 .. 4,992 4,952
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 30,915 30,665
FW2675566.UP.FTS.B, 11.18%, 2/22/27 .. 13,643 13,533
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 7,984 2,041
L2675868.UP.FTS.B, 12.42%, 2/22/27 .... 13,568 13,455
FW2675303.UP.FTS.B, 12.76%, 2/22/27 .. 13,888 13,066
L2675722.UP.FTS.B, 13.92%, 2/22/27 .... 2,746 2,724
L2676179.UP.FTS.B, 13.92%, 2/22/27 .... 13,730 13,619
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 4,213 4,179
FW2676429.UP.FTS.B, 14.76%, 2/22/27 .. 19,165 19,010
L2676222.UP.FTS.B, 14.9%, 2/22/27 .... 1,559 1,547
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 6,389 6,336
FW2676278.UP.FTS.B, 15.49%, 2/22/27 .. 4,960 4,903
FW2675787.UP.FTS.B, 15.6%, 2/22/27 ... 8,871 8,770
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 4,136 4,090
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 4,413 4,378
FW2675367.UP.FTS.B, 16.08%, 2/22/27 .. 9,196 9,092
FW2675671.UP.FTS.B, 16.46%, 2/22/27 .. 21,453 21,198
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 14,513 14,347
FW2676101.UP.FTS.B, 16.63%, 2/22/27 .. 10,035 9,921
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 19,887 19,662
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 4,604 4,552
FW2675878.UP.FTS.B, 16.87%, 2/22/27 .. 4,098 4,064
L2675388.UP.FTS.B, 17.29%, 2/22/27 .... 44,836 42,216
L2676056.UP.FTS.B, 17.4%, 2/22/27 .... 3,689 3,647
L2675381.UP.FTS.B, 18.91%, 2/22/27 .... 13,833 13,674
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 46,894 44,154
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 10,207 9,607
FW2675598.UP.FTS.B, 19.23%, 2/22/27 .. 5,554 5,478
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 33,325 32,868
FW2675562.UP.FTS.B, 19.58%, 2/22/27 .. 5,002 4,933
FW2676135.UP.FTS.B, 19.68%, 2/22/27 .. 40,212 39,757
FW2675827.UP.FTS.B, 19.75%, 2/22/27 .. 3,984 3,939
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 5,573 5,510
L2675775.UP.FTS.B, 20.06%, 2/22/27 .... 9,271 9,144
FW2676391.UP.FTS.B, 20.15%, 2/22/27 .. 5,075 4,778
L2675553.UP.FTS.B, 20.26%, 2/22/27 .... 954 899
L2676153.UP.FTS.B, 20.37%, 2/22/27 .... 4,639 4,575
L2635721.UP.FTS.B, 20.47%, 2/22/27 .... 9,176 9,047
FW2675953.UP.FTS.B, 20.7%, 2/22/27 ... 19,379 19,228
FW2675768.UP.FTS.B, 20.93%, 2/22/27 .. 18,096 17,819
FW2674747.UP.FTS.B, 21.11%, 2/22/27 .. 6,502 6,413
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 7,432 7,348
L2675752.UP.FTS.B, 21.22%, 2/22/27 .... 2,987 2,944
L2676182.UP.FTS.B, 21.37%, 2/22/27 .... 4,954 4,868
FW2675431.UP.FTS.B, 21.46%, 2/22/27 .. 2,967 2,925
L2675263.UP.FTS.B, 21.9%, 2/22/27 .... 14,793 14,681
L2675531.UP.FTS.B, 21.9%, 2/22/27 .... 14,887 14,682
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... 4,172 4,136
L2675496.UP.FTS.B, 22.58%, 2/22/27 .... 5,590 5,547
FW2674944.UP.FTS.B, 22.84%, 2/22/27 .. 8,390 8,326
FW2675593.UP.FTS.B, 22.9%, 2/22/27 ... 5,368 381
FW2676120.UP.FTS.B, 22.93%, 2/22/27 .. 6,856 6,775
FW2675190.UP.FTS.B, 23.05%, 2/22/27 .. 5,594 5,552
FW2675530.UP.FTS.B, 23.25%, 2/22/27 .. 2,798 2,777
L2675554.UP.FTS.B, 23.55%, 2/22/27 .... 9,332 9,261
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2676113.UP.FTS.B, 24.05%, 2/22/27 .... $ 18,682 $ 18,539
FW2675485.UP.FTS.B, 24.08%, 2/22/27 .. 4,110 4,079
FW2675214.UP.FTS.B, 24.18%, 2/22/27 .. 4,111 4,080
L2674902.UP.FTS.B, 24.23%, 2/22/27 .... 1,872 1,762
FW2676351.UP.FTS.B, 24.32%, 2/22/27 .. 5,140 5,101
FW2676247.UP.FTS.B, 24.33%, 2/22/27 .. 1,178 84
FW2675997.UP.FTS.B, 24.49%, 2/22/27 .. 3,086 3,062
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 2,805 2,784
L2674079.UP.FTS.B, 24.8%, 2/22/27 .... 4,119 4,077
L2675434.UP.FTS.B, 25.07%, 2/22/27 .... 2,246 2,229
FW2676151.UP.FTS.B, 25.12%, 2/22/27 .. 1,036 983
L2676160.UP.FTS.B, 25.17%, 2/22/27 .... 11,044 10,960
FW2676004.UP.FTS.B, 25.24%, 2/22/27 .. 8,807 2,592
FW2675924.UP.FTS.B, 25.27%, 2/22/27 .. 1,968 1,949
FW2676248.UP.FTS.B, 25.38%, 2/22/27 .. 3,090 3,066
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 2,464 2,440
L2675249.UP.FTS.B, 25.47%, 2/22/27 .... 2,120 625
FW2676003.UP.FTS.B, 25.6%, 2/22/27 ... 2,061 2,045
L2676206.UP.FTS.B, 25.75%, 2/22/27 .... 4,209 4,156
L2652870.UP.FTS.B, 25.83%, 2/22/27 .... 3,742 11
FW2675099.UP.FTS.B, 26.05%, 2/22/27 .. 3,554 3,526
FW2675282.UP.FTS.B, 26.25%, 2/22/27 .. 46,871 46,510
FW2676394.UP.FTS.B, 26.4%, 2/22/27 ... 5,505 5,458
FW2675377.UP.FTS.B, 26.49%, 2/22/27 .. 1,689 1,676
FW2676130.UP.FTS.B, 26.88%, 2/22/27 .. 5,538 5,496
FW2675610.UP.FTS.B, 26.91%, 2/22/27 .. 6,102 6,055
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 929 916
FW2675720.UP.FTS.B, 27.06%, 2/22/27 .. 3,099 3,075
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 3,099 3,075
FW2676331.UP.FTS.B, 27.38%, 2/22/27 .. 7,234 7,178
L2675639.UP.FTS.B, 27.5%, 2/22/27 .... 1,383 1,368
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 6,766 6,713
FW2675681.UP.FTS.B, 27.55%, 2/22/27 .. 9,231 9,150
FW2675991.UP.FTS.B, 27.58%, 2/22/27 .. 2,349 2,331
FW2675109.UP.FTS.B, 27.79%, 2/22/27 .. 5,836 896
FW2676194.UP.FTS.B, 28.21%, 2/22/27 .. 2,352 2,334
FW2676090.UP.FTS.B, 28.38%, 2/22/27 .. 18,820 18,675
FW2675967.UP.FTS.B, 29.34%, 2/22/27 .. 1,602 1,580
FW2676071.UP.FTS.B, 30.36%, 2/22/27 .. 2,077 2,061
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 6,583 6,530
FW2676076.UP.FTS.B, 30.66%, 2/22/27 .. 1,511 1,499
FW2675592.UP.FTS.B, 30.67%, 2/22/27 .. 3,967 3,936
FW2675098.UP.FTS.B, 30.74%, 2/22/27 .. 2,558 396
FW2675344.UP.FTS.B, 30.75%, 2/22/27 .. 3,169 3,007
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 1,323 1,304
FW2676378.UP.FTS.B, 30.97%, 2/22/27 .. 1,135 1,126
FW2676124.UP.FTS.B, 31.02%, 2/22/27 .. 21,371 8
FW2674790.UP.FTS.B, 31.08%, 2/22/27 .. 1,051 996
FW2675297.UP.FTS.B, 31.1%, 2/22/27 ... 969 289
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 1,691 1,667
FW2675440.UP.FTS.B, 31.15%, 2/22/27 .. 3,308 3,282
FW2676365.UP.FTS.B, 31.2%, 2/22/27 ... 17,117 (122)
FW2676390.UP.FTS.B, 31.24%, 2/22/27 .. 1,985 1,970
FW2670166.UP.FTS.B, 31.29%, 2/22/27 .. 2,357 2,338
FW2675516.UP.FTS.B, 31.31%, 2/22/27 .. 3,120 3,096
FW2676168.UP.FTS.B, 31.41%, 2/22/27 .. 3,309 3,283
FW2675064.UP.FTS.B, 31.47%, 2/22/27 .. 2,837 2,815
FW2675477.UP.FTS.B, 31.5%, 2/22/27 ... 27,645 26,233

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-118
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. $ 9,082 $ 9,011
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 7,286 7,229
FW2675325.UP.FTS.B, 31.93%, 2/22/27 .. 8,082 2,415
FW2676216.UP.FTS.B, 31.95%, 2/22/27 .. 5,677 5,633
FW2676191.UP.FTS.B, 31.98%, 2/22/27 .. 6,889 6,827
FW2675534.UP.FTS.B, 32.24%, 2/22/27 .. 8,425 8,359
FW1914675.UP.FTS.B, 26.25%, 3/25/27 .. 9,609 2,834
FW2056098.UP.FTS.B, 23.67%, 4/16/27 .. 6,585 6,511
L2980992.UP.FTS.B, 5.74%, 4/20/27 .... 7,418 7,400
L2982343.UP.FTS.B, 6.55%, 4/20/27 .... 13,880 13,842
L2981618.UP.FTS.B, 6.67%, 4/20/27 .... 12,076 12,047
L2982277.UP.FTS.B, 7.61%, 4/20/27 .... 8,375 8,356
L2981547.UP.FTS.B, 8.03%, 4/20/27 .... 11,175 11,127
L2982631.UP.FTS.B, 11.15%, 4/20/27 .... 5,995 5,957
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 9,110 9,055
FW2982593.UP.FTS.B, 14.46%, 4/20/27 .. 7,534 7,489
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 18,883 18,774
FW2982570.UP.FTS.B, 15.54%, 4/20/27 .. 9,150 9,067
L2981792.UP.FTS.B, 16.02%, 4/20/27 .... 12,083 12,014
FW2980031.UP.FTS.B, 17.09%, 4/20/27 .. 40,655 38,358
L2981666.UP.FTS.B, 17.74%, 4/20/27 .... 47,325 46,905
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 2,087 2,069
L2981534.UP.FTS.B, 19.74%, 4/20/27 .... 10,970 10,878
FW2982412.UP.FTS.B, 19.87%, 4/20/27 .. 11,394 11,270
FW2980149.UP.FTS.B, 20.02%, 4/20/27 .. 5,298 5,004
FW2982427.UP.FTS.B, 20.52%, 4/20/27 .. 23,113 22,973
L2982556.UP.FTS.B, 21.77%, 4/20/27 .... 5,141 5,106
L2982345.UP.FTS.B, 23.66%, 4/20/27 .... 12,528 11,905
FW2981941.UP.FTS.B, 25.22%, 4/20/27 .. 2,398 2,373
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 13,937 13,840
L2982002.UP.FTS.B, 25.37%, 4/20/27 .... 6,229 6,182
L2982533.UP.FTS.B, 25.49%, 4/20/27 .... 2,028 1,927
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. 3,063 3,044
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 9,286 9,212
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 2,872 2,854
FW2981809.UP.FTS.B, 26.39%, 4/20/27 .. 4,298 4,270
FW2981690.UP.FTS.B, 26.56%, 4/20/27 .. 14,563 14,471
L2982272.UP.FTS.B, 26.68%, 4/20/27 .... 5,313 5,276
FW2982505.UP.FTS.B, 26.8%, 4/20/27 ... 4,970 4,930
FW2982630.UP.FTS.B, 27.01%, 4/20/27 .. 3,163 3,144
FW2973701.UP.FTS.B, 27.5%, 4/20/27 ... 12,989 12,911
FW2982117.UP.FTS.B, 27.79%, 4/20/27 .. 2,147 2,045
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 28,799 28,622
L2982235.UP.FTS.B, 28.2%, 4/20/27 .... 3,500 536
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 1,452 1,381
FW2981790.UP.FTS.B, 29.08%, 4/20/27 .. 2,403 2,388
FW2982246.UP.FTS.B, 30.31%, 4/20/27 .. 2,580 (6)
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 4,790 4,760
FW2980005.UP.FTS.B, 30.65%, 4/20/27 .. 1,435 1,426
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 2,214 2,201
FW2981984.UP.FTS.B, 30.99%, 4/20/27 .. 8,605 2,556
FW2982057.UP.FTS.B, 31.09%, 4/20/27 .. 1,098 –
FW2982099.UP.FTS.B, 31.11%, 4/20/27 .. 3,355 3,334
FW2981979.UP.FTS.B, 31.12%, 4/20/27 .. 2,039 2,029
FW2982709.UP.FTS.B, 31.22%, 4/20/27 .. 2,779 829
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 9,063 9,011
FW2981291.UP.FTS.B, 31.84%, 4/20/27 .. 5,439 5,175
L2241910.UP.FTS.B, 20.19%, 5/13/27 .... 19,227 18,962
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2241503.UP.FTS.B, 24.24%, 5/13/27 .... $ 2,834 $ 2,804
L2242784.UP.FTS.B, 25.23%, 5/13/27 .... 5,430 5,366
FW2242705.UP.FTS.B, 27.05%, 5/13/27 .. 1,429 1,415
FW2241542.UP.FTS.B, 28.48%, 5/13/27 .. 2,877 2,846
FW2241443.UP.FTS.B, 29.46%, 5/13/27 .. 2,879 (83)
FW2242189.UP.FTS.B, 31.76%, 5/13/27 .. 4,713 4,665
L2464545.UP.FTS.B, 18.49%, 6/19/27 .... 19,566 18,411
L2464262.UP.FTS.B, 25.31%, 6/19/27 .... 2,141 2,125
FW2465743.UP.FTS.B, 28.47%, 6/19/27 .. 9,450 9,373
FW2466138.UP.FTS.B, 29.57%, 6/19/27 .. 2,903 2,801
FW2464615.UP.FTS.B, 30.21%, 6/19/27 .. 7,812 7,757
FW2675527.UP.FTS.B, 21.31%, 7/22/27 .. 9,697 9,586
FW2675348.UP.FTS.B, 23.48%, 7/22/27 .. 14,960 14,198
FW2676274.UP.FTS.B, 25.4%, 7/22/27 ... 24,568 23,323
FW2675392.UP.FTS.B, 28.93%, 7/22/27 .. 1,950 1,936
FW2674184.UP.FTS.B, 30.72%, 7/22/27 .. 5,900 5,584
FW2676178.UP.FTS.B, 31.16%, 7/22/27 .. 4,901 4,831
FW2675191.UP.FTS.B, 31.52%, 7/22/27 .. 4,589 4,544
L2056878.UP.FTS.B, 9.83%, 9/16/27 .... 4,578 4,558
FW2675427.UP.FTS.B, 17.47%, 12/22/27 . 21,778 21,237
FW2675884.UP.FTS.B, 26.71%, 12/22/27 . 5,177 5,101
4,431,534
Total Marketplace Loans (Cost $8,719,258) .....
$8,135,509

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-119
At September 30, 2022, the Fund had the following futures contracts outsta ndi ng.
At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 21 $ 2,353,312 12/20/22 $ (114,052)
U.S. Treasury 10 Year Ultra Notes ................ Long 11 1,303,328 12/20/22 (7,806)
U.S. Treasury 5 Year Notes ..................... Long 16 1,720,125 12/30/22 (58,615)
U.S. Treasury Ultra Bonds ...................... Long 13 1,781,000 12/20/22 (160,589)
Total Futures Contracts ...................................................................... $(341,062)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 290,000 301,017 10/17/22 $ — $ (16,525)
Euro ............. JPHQ Sell 3,000,000 3,077,430 10/17/22 134,413 —
Columbian Peso .... JPHQ Sell 5,500,000,000 1,240,667 11/30/22 60,713 —
Total Forward Exchange Contracts ................................................... $195,126 $(16,525)
Net unrealized appreciation (depreciation) ............................................ $178,601
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-120
At September 30, 2022, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.37 . (1.00)% Quarterly 6/20/27 1,150,000 $ 119,400 $ 101,984 $ 17,416
CDX.NA.HY.38 . (5.00)% Quarterly 6/20/27 800,000 16,718 (33,683) 50,401
CDX.NA.IG.39 .. (1.00)% Quarterly 12/20/27 3,225,000 10,084 17,242 (7,158)
Contracts to Sell Protection
(c)(d)
Traded Index
iTraxx Europe
Main 38 .... 1.00% Quarterly 12/20/27 3,225,000 EUR (48,871) (53,002) 4,131
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $97,331 $32,541 $64,790
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,800,000 (666,617) (307,872) (358,745) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 925,000 (17,352) 2,000 (19,352) BBB
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR (26,793) — (26,793)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 2,300,000 (1,161,660) (430,487) (731,173)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 1,000,000 (114,724) (30,295) (84,429)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 800,000 (6,495) — (6,495)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 1,100,000 (6,253) — (6,253)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 500,000 (37,783) — (37,783)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 11,720 5,603 6,117
Investment
Grade

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-121
See Abbreviations on page 177 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
Total OTC Swap Contracts .............................................. $(2,025,957) $(761,051) $(1,264,906)
Total Credit Default Swap Contracts .................................... $(1,928,626) $ (728,510) $(1,200,116)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin U.S. Government Securities VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.5%
Oil, Gas & Consumable Fuels 1.5%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 4,593,750 $ 4,411,519
Senior Note, 1.87%, 1/15/26 ........................... India 2,578,947 2,448,899
Senior Note, 2.06%, 1/15/26 ........................... India 2,187,500 2,084,288
8,944,706
Total Corporate Bonds (Cost $9,311,248) .......................................
8,944,706
Foreign Government and Agency Securities 2.2%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 12,116,199
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 987,000 958,398
Total Foreign Government and Agency Securities (Cost $13,317,753) ..............
13,074,597
U.S. Government and Agency Securities 14.0%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,521,054
U.S. International Development Finance Corp. (The) ,
4.01%, 5/15/30 ..................................... United States 1,367,500 1,339,225
2.12%, 3/20/24 ..................................... United States 2,750,000 2,687,880
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 3,000,000 2,935,019
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 7,653,500
2.375%, 8/15/24 ..................................... United States 22,000,000 21,249,766
2.25%, 8/15/27 ..................................... United States 34,040,000 31,300,179
0.625%, 8/15/30 ..................................... United States 8,500,000 6,662,207
Total U.S. Government and Agency Securities (Cost $90,848,814) .................
83,348,830
Mortgage-Backed Securities 78.8%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.9%
FHLMC, 2.633%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 .. United States 143,567 140,233
FHLMC, 2.498% - 3.535%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 4,942,948 5,000,642
5,140,875
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.5%
FHLMC Gold Pool, 15 Year, 4.5%, 3/01/25 - 4/01/25 ........... United States 222,613 219,436
FHLMC Gold Pool, 20 Year, 3.5%, 3/01/32 .................. United States 1,110,395 1,049,925
FHLMC Gold Pool, 30 Year, 3%, 5/01/43 .................... United States 154,779 139,097
FHLMC Gold Pool, 30 Year, 3.5%, 5/01/43 .................. United States 24,978 22,990
FHLMC Gold Pool, 30 Year, 4%, 9/01/40 - 12/01/41 ............ United States 2,501,627 2,389,547
FHLMC Gold Pool, 30 Year, 4.5%, 5/01/40 - 7/01/41 ........... United States 720,878 706,928
FHLMC Gold Pool, 30 Year, 5%, 9/01/33 - 4/01/40 ............. United States 2,088,432 2,102,538
FHLMC Gold Pool, 30 Year, 5.5%, 7/01/33 - 5/01/38 ........... United States 455,662 470,693
FHLMC Gold Pool, 30 Year, 6%, 1/01/24 - 8/01/35 ............. United States 412,291 425,061
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/23 - 5/01/35 .......... United States 124,730 129,099
FHLMC Gold Pool, 30 Year, 7%, 4/01/24 - 9/01/31 ............. United States 40,777 41,637
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 .................. United States 84,635 88,935
FHLMC Pool, 15 Year, 1.5%, 1/01/37 ....................... United States 10,883,578 9,356,866
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 7,208,618 6,421,927
FHLMC Pool, 15 Year, 2%, 9/01/36 ........................ United States 3,488,379 3,081,537
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,226,430 1,816,069
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 4,998,281 4,077,021
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ....................... United States 11,527,962 9,713,283
FHLMC Pool, 30 Year, 3%, 2/01/52 ........................ United States 4,562,456 3,991,205
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 8,619,227 8,197,060

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 2,658,678 $ 2,594,824
57,035,678
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.5%
FNMA, 2.24% - 3.479%, (12-month average of 1-year CMT +/- MBS
Margin), 9/01/35 - 10/01/44 ............................ United States 159,384 161,251
FNMA, 3.516%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 4,938,557 5,060,951
FNMA, 1.795% - 4.165%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 6,579,272 6,670,146
FNMA, 1.845% - 4.407%, (6-month USD LIBOR +/- MBS Margin),
6/01/23 - 3/01/37 .................................... United States 274,947 275,162
FNMA, 1.726% - 5.109%, (1-year CMT T-Note +/- MBS Margin),
12/01/22 - 12/01/40 .................................. United States 3,056,351 3,085,088
FNMA, 1.912% - 5.634%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 41,484 41,261
15,293,859
Federal National Mortgage Association (FNMA) Fixed Rate 20.9%
FNMA, 2.64%, 7/01/25 ................................. United States 2,310,106 2,197,030
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,348,766
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 3,759,862
FNMA, 5.5%, 4/01/34 .................................. United States 415,277 410,821
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 5,285,378 4,674,401
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 48,571 48,619
FNMA, 30 Year, 2%, 8/01/51 ............................. United States 7,690,096 6,264,498
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 9,738,201 8,223,100
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 21,488,303 18,139,315
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 4,968,734 4,190,996
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 6,774,162 5,712,151
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 14,560,915 12,271,826
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 57,140 50,986
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 8,113,643 7,127,262
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 11,637,583 10,220,550
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 4,435,285 3,888,519
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 19,687,374 17,255,235
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 9,779,781 9,026,761
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,520,203 2,392,466
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 2,166,559 2,125,683
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,507,334 1,510,865
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 947,246 969,167
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 898,278 927,408
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 105,512 109,591
FNMA, 30 Year, 7.5%, 8/01/25 ........................... United States 1,042 1,058
FNMA, 30 Year, 8%, 7/01/23 - 12/01/24 ..................... United States 5,575 5,589
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 28,498 28,499
124,881,024
Government National Mortgage Association (GNMA) Fixed Rate 45.0%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 8,229,024 8,253,962
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 258,685 269,762
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 204,027 216,897
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 103,980 108,050
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 5,805 6,011
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 102,769 108,149
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 224,147 199,916
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,542,212 3,392,066
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 5,309,144 5,231,223

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 1,953,547 $ 2,011,104
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 769,506 796,867
GNMA I, Single-family, 30 Year, 6.5%, 9/15/23 - 5/15/37 ........ United States 430,555 445,361
GNMA I, Single-family, 30 Year, 7%, 11/15/22 - 9/15/31 ......... United States 55,342 55,949
GNMA I, Single-family, 30 Year, 7.5%, 1/15/23 - 11/15/27 ........ United States 11,245 11,290
GNMA I, Single-family, 30 Year, 8%, 3/15/23 - 7/15/23 .......... United States 2,574 2,580
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 9,491 9,504
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 5,385,189 4,516,649
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 11,898,811 9,966,203
GNMA II, Single-family, 30 Year, 2%, 3/20/52 ................. United States 13,146,643 10,988,093
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 11,989,366 10,358,351
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 5,056,389 4,367,541
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 33,838,531 29,242,140
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 11,073,306 9,561,585
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 3,332,554 2,999,301
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 6,374,883 5,744,912
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 17,032,786 15,188,748
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 6,563,525 5,838,699
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 16,418,817 14,605,627
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 17,868,954 15,845,763
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 20,730,085 18,394,668
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 6,963,992 6,474,038
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 4,227,873 3,928,687
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 5,655,093 5,237,911
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 4,540,915 4,230,585
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 10,306,136 9,532,366
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 17,299,965 16,043,982
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 16,487,334 15,290,010
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 4,653,649 4,289,229
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 7,555,787 7,217,764
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 10,190,148 10,087,154
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 4,258,608 4,315,938
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 1,822,401 1,895,400
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,213,097 1,293,792
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 169,473 175,284
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 3,950 4,151
GNMA II, Single-family, 30 Year, 7.5%, 12/20/22 - 11/20/26 ...... United States 12,001 12,238
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 1,751 1,806
268,767,306
Total Mortgage-Backed Securities (Cost $544,492,526) ...........................
471,118,742
Total Long Term Investments (Cost $657,970,341) ...............................
576,486,875
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 177 .
Short Term Investments 3.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.4%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value
$20,078,861)
BNP Paribas Securities Corp. (Maturity Value $3,353,170)
Deutsche Bank Securities, Inc. (Maturity Value $6,665,579)
HSBC Securities (USA), Inc. (Maturity Value $10,060,112)
Collateralized by U.S. Government Agency Securities, 1.63% -
4%, 5/20/36 - 7/15/57; and U.S. Treasury Notes, 1.5% - 3.35%,
10/31/22 - 8/15/25 (valued at $20,480,869) ................. 20,073,954 $ 20,073,954
Total Repurchase Agreements (Cost $20,073,954) ...............................
20,073,954
Total Short Term Investments (Cost $20,073,954 ) ................................
20,073,954
a
Total Investments (Cost $678,044,295) 99.9% ...................................
$596,560,829
Other Assets, less Liabilities 0.1% .............................................
1,123,047
Net Assets 100.0% ...........................................................
$597,683,876
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin VolSmart Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 59.6%
Aerospace & Defense 2.2%
Curtiss-Wright Corp. ................................................. 353 $ 49,123
General Dynamics Corp. .............................................. 4,949 1,050,029
Huntington Ingalls Industries, Inc. ....................................... 264 58,476
Lockheed Martin Corp. ............................................... 1,520 587,161
Northrop Grumman Corp. ............................................. 924 434,576
Raytheon Technologies Corp. .......................................... 15,995 1,309,351
3,488,716
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc. .......................................... 669 64,431
United Parcel Service, Inc., B .......................................... 10,013 1,617,500
1,681,931
Automobiles 0.6%
a
Tesla, Inc. ......................................................... 3,390 899,197
a
Banks 0.4%
First Horizon Corp. .................................................. 2,831 64,830
JPMorgan Chase & Co. ............................................... 5,590 584,155
648,985
Beverages 0.6%
PepsiCo, Inc. ...................................................... 6,225 1,016,293
Biotechnology 2.0%
AbbVie, Inc. ....................................................... 12,104 1,624,478
Amgen, Inc. ....................................................... 2,871 647,123
a
Regeneron Pharmaceuticals, Inc. ....................................... 577 397,478
a
United Therapeutics Corp. ............................................. 274 57,370
a
Vertex Pharmaceuticals, Inc. ........................................... 1,618 468,476
3,194,925
Building Products 1.0%
a
Builders FirstSource , Inc. ............................................. 1,005 59,215
Carlisle Cos., Inc. ................................................... 2,783 780,381
Johnson Controls International plc ....................................... 14,547 716,003
Owens Corning ..................................................... 636 49,996
1,605,595
Capital Markets 0.5%
FactSet Research Systems, Inc. ........................................ 121 48,413
Lazard Ltd., A ...................................................... 1,402 44,626
LPL Financial Holdings, Inc. ........................................... 235 51,343
Nasdaq, Inc. ....................................................... 11,775 667,407
811,789
Chemicals 3.2%
Air Products and Chemicals, Inc. ........................................ 5,190 1,207,869
Albemarle Corp. .................................................... 3,955 1,045,860
CF Industries Holdings, Inc. ........................................... 1,139 109,629
Ecolab, Inc. ........................................................ 4,085 589,956
Linde plc .......................................................... 5,995 1,616,192
LyondellBasell Industries NV, A ......................................... 1,377 103,660
Mosaic Co. (The) ................................................... 1,942 93,857
Sherwin-Williams Co. (The) ............................................ 1,600 327,600
5,094,623

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Commercial Services & Supplies 0.8%
Cintas Corp. ....................................................... 2,390 $ 927,774
Republic Services, Inc. ............................................... 574 78,087
Rollins, Inc. ........................................................ 1,524 52,852
Waste Management, Inc. .............................................. 1,199 192,092
1,250,805
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 1,445 163,126
Cisco Systems, Inc. ................................................. 17,185 687,400
Motorola Solutions, Inc. ............................................... 454 101,682
952,208
Construction & Engineering 0.0%
†
Quanta Services, Inc. ................................................ 382 48,663
Consumer Finance 0.2%
Capital One Financial Corp. ........................................... 1,953 180,008
a
Credit Acceptance Corp. .............................................. 97 42,486
Synchrony Financial ................................................. 2,719 76,649
299,143
Containers & Packaging 0.1%
Graphic Packaging Holding Co. ......................................... 2,287 45,145
Packaging Corp. of America ........................................... 488 54,798
Sonoco Products Co. ................................................ 808 45,838
145,781
Distributors 0.1%
Genuine Parts Co. .................................................. 787 117,515
LKQ Corp. ........................................................ 950 44,792
162,307
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 657 54,038
H&R Block, Inc. ..................................................... 1,515 64,448
Service Corp. International ............................................ 913 52,717
171,203
Diversified Financial Services 0.3%
a
Berkshire Hathaway, Inc., B ............................................ 1,869 499,060
a
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 31,809 487,950
Lumen Technologies, Inc. ............................................. 6,275 45,682
Verizon Communications, Inc. .......................................... 18,048 685,283
1,218,915
Electric Utilities 0.2%
NRG Energy, Inc. ................................................... 1,608 61,538
OGE Energy Corp. .................................................. 1,276 46,523
Southern Co. (The) .................................................. 2,938 199,784
307,845
Electrical Equipment 0.3%
Hubbell, Inc. ....................................................... 245 54,635
nVent Electric plc ................................................... 11,020 348,342
402,977

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., A .................................................. 2,885 $ 193,179
a
Arrow Electronics, Inc. ............................................... 493 45,450
Avnet, Inc. ........................................................ 1,180 42,622
Corning, Inc. ....................................................... 3,917 113,671
Jabil, Inc. ......................................................... 892 51,477
National Instruments Corp. ............................................ 1,301 49,100
495,499
Entertainment 0.0%
†
World Wrestling Entertainment, Inc., A .................................... 758 53,189
Equity Real Estate Investment Trusts (REITs) 0.8%
Duke Realty Corp. ................................................... 1,153 55,575
EPR Properties ..................................................... 1,190 42,673
Extra Space Storage, Inc. ............................................. 708 122,279
Gaming and Leisure Properties, Inc. ..................................... 1,418 62,732
Kimco Realty Corp. .................................................. 3,281 60,403
Life Storage, Inc. .................................................... 509 56,377
Medical Properties Trust, Inc. .......................................... 3,662 43,431
National Retail Properties, Inc. ......................................... 1,259 50,184
Omega Healthcare Investors, Inc. ....................................... 1,808 53,318
Public Storage ..................................................... 905 264,993
Realty Income Corp. ................................................. 2,677 155,801
SL Green Realty Corp. ............................................... 1,182 47,469
STORE Capital Corp. ................................................ 1,940 60,780
VICI Properties, Inc. ................................................. 5,262 157,071
WP Carey, Inc. ..................................................... 1,151 80,340
1,313,426
Food & Staples Retailing 1.0%
a
BJ's Wholesale Club Holdings, Inc. ...................................... 718 52,277
Costco Wholesale Corp. .............................................. 1,584 748,076
Walgreens Boots Alliance, Inc. ......................................... 3,538 111,093
Walmart, Inc. ...................................................... 5,610 727,617
1,639,063
Food Products 1.2%
Archer-Daniels-Midland Co. ........................................... 3,298 265,324
Bunge Ltd. ........................................................ 694 57,304
General Mills, Inc. ................................................... 3,161 242,164
Hershey Co. (The) .................................................. 780 171,967
McCormick & Co., Inc. ............................................... 9,420 671,363
Mondelez International, Inc., A .......................................... 7,170 393,131
Tyson Foods, Inc., A ................................................. 1,457 96,060
1,897,313
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................................ 743 45,732
Health Care Equipment & Supplies 3.0%
Abbott Laboratories .................................................. 9,810 949,216
Becton Dickinson and Co. ............................................. 6,764 1,507,222
a
Hologic , Inc. ....................................................... 1,028 66,326
Medtronic plc ...................................................... 11,200 904,400
Stryker Corp. ...................................................... 7,365 1,491,707
4,918,871

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services 2.9%
Cardinal Health, Inc. ................................................. 1,483 $ 98,886
a
Centene Corp. ..................................................... 3,099 241,133
Chemed Corp. ..................................................... 109 47,585
Cigna Corp. ....................................................... 1,820 504,995
CVS Health Corp. ................................................... 2,735 260,837
Elevance Health, Inc. ................................................ 1,423 646,384
HCA Healthcare, Inc. ................................................. 1,108 203,639
Humana, Inc. ...................................................... 345 167,391
a
Molina Healthcare, Inc. ............................................... 294 96,973
Premier, Inc., A ..................................................... 1,482 50,299
Quest Diagnostics, Inc. ............................................... 614 75,332
UnitedHealth Group, Inc. .............................................. 4,696 2,371,668
4,765,122
Hotels, Restaurants & Leisure 1.3%
Choice Hotels International, Inc. ........................................ 451 49,393
McDonald's Corp. ................................................... 7,194 1,659,944
Starbucks Corp. .................................................... 3,000 252,780
Yum! Brands, Inc. ................................................... 1,503 159,829
2,121,946
Household Durables 0.3%
DR Horton, Inc. ..................................................... 1,556 104,797
Lennar Corp., A ..................................................... 1,245 92,815
a
NVR, Inc. ......................................................... 15 59,806
PulteGroup, Inc. .................................................... 1,308 49,050
Tempur Sealy International, Inc. ........................................ 2,043 49,318
Toll Brothers, Inc. ................................................... 1,172 49,224
405,010
Household Products 0.9%
Colgate-Palmolive Co. ............................................... 7,970 559,893
Procter & Gamble Co. (The) ........................................... 6,565 828,831
1,388,724
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................................... 6,580 1,098,663
Insurance 0.8%
American International Group, Inc. ...................................... 3,055 145,051
Arthur J Gallagher & Co. .............................................. 580 99,308
Assured Guaranty Ltd. ............................................... 1,016 49,225
Axis Capital Holdings Ltd. ............................................. 966 47,479
a
Brighthouse Financial, Inc. ............................................ 1,072 46,546
Erie Indemnity Co., A ................................................. 2,329 517,760
Principal Financial Group, Inc. .......................................... 697 50,289
Progressive Corp. (The) .............................................. 2,416 280,763
Unum Group ....................................................... 1,670 64,796
W R Berkley Corp. .................................................. 1,019 65,807
1,367,024
Interactive Media & Services 1.1%
a
Alphabet, Inc., A .................................................... 7,823 748,270
a
Alphabet, Inc., C .................................................... 7,050 677,857
a
Meta Platforms, Inc., A ............................................... 2,639 358,060
1,784,187

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Internet & Direct Marketing Retail 0.6%
a
Amazon.com, Inc. ................................................... 8,394 $ 948,522
a
IT Services 3.0%
Accenture plc, A .................................................... 6,265 1,611,985
Amdocs Ltd. ....................................................... 851 67,612
Automatic Data Processing, Inc. ........................................ 1,200 271,428
a
Gartner, Inc. ....................................................... 221 61,148
International Business Machines Corp. ................................... 5,173 614,604
Jack Henry & Associates, Inc. .......................................... 372 67,804
Mastercard , Inc., A .................................................. 2,777 789,612
Paychex, Inc. ...................................................... 1,775 199,173
Switch, Inc., A ...................................................... 1,543 51,984
Visa, Inc., A ........................................................ 6,425 1,141,401
Western Union Co. (The) .............................................. 3,524 47,574
4,924,325
Leisure Products 0.0%
†
a
Mattel, Inc. ........................................................ 2,274 43,070
a
Life Sciences Tools & Services 0.6%
Danaher Corp. ..................................................... 600 154,974
West Pharmaceutical Services, Inc. ...................................... 3,610 888,349
1,043,323
Machinery 1.0%
Allison Transmission Holdings, Inc. ...................................... 1,408 47,534
Crane Holdings Co. .................................................. 551 48,235
Cummins, Inc. ...................................................... 374 76,113
Donaldson Co., Inc. ................................................. 5,405 264,899
Dover Corp. ....................................................... 5,694 663,806
PACCAR, Inc. ...................................................... 1,756 146,960
Pentair plc ........................................................ 9,350 379,890
Snap-on, Inc. ...................................................... 235 47,317
1,674,754
Media 0.1%
Nexstar Media Group, Inc., A ........................................... 292 48,720
Omnicom Group, Inc. ................................................ 1,059 66,813
115,533
Metals & Mining 0.2%
a
Cleveland-Cliffs, Inc. ................................................. 3,031 40,828
Nucor Corp. ....................................................... 1,483 158,666
Reliance Steel & Aluminum Co. ......................................... 327 57,032
Steel Dynamics, Inc. ................................................. 1,064 75,491
United States Steel Corp. ............................................. 2,253 40,824
372,841
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Rithm Capital Corp. .................................................. 5,546 40,597
Starwood Property Trust, Inc. .......................................... 2,244 40,885
81,482
Multiline Retail 0.9%
Dollar General Corp. ................................................. 694 166,463
a
Dollar Tree, Inc. .................................................... 1,156 157,332
Kohl's Corp. ....................................................... 1,807 45,446
Macy's, Inc. ........................................................ 2,978 46,665

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Multiline Retail (continued)
Target Corp. ....................................................... 6,770 $ 1,004,600
1,420,506
Multi-Utilities 0.1%
Consolidated Edison, Inc. ............................................. 1,918 164,488
Oil, Gas & Consumable Fuels 3.3%
a
Antero Resources Corp. .............................................. 1,309 39,964
Chevron Corp. ..................................................... 10,696 1,536,694
ConocoPhillips ..................................................... 6,448 659,888
Coterra Energy, Inc. ................................................. 4,468 116,704
Devon Energy Corp. ................................................. 3,765 226,389
EOG Resources, Inc. ................................................ 7,639 853,506
Exxon Mobil Corp. ................................................... 13,117 1,145,245
HF Sinclair Corp. ................................................... 976 52,548
Marathon Oil Corp. .................................................. 2,071 46,763
Marathon Petroleum Corp. ............................................ 1,352 134,294
Ovintiv , Inc. ........................................................ 983 45,218
PDC Energy, Inc. ................................................... 769 44,441
Pioneer Natural Resources Co. ......................................... 1,324 286,686
Valero Energy Corp. ................................................. 1,679 179,401
5,367,741
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................................... 929 47,556
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. .............................................. 10,730 762,796
Eli Lilly & Co. ...................................................... 2,899 937,392
Johnson & Johnson ................................................. 10,376 1,695,023
Merck & Co., Inc. ................................................... 9,608 827,441
Organon & Co. ..................................................... 1,857 43,454
Pfizer, Inc. ......................................................... 30,157 1,319,670
5,585,776
Professional Services 0.2%
Booz Allen Hamilton Holding Corp. ...................................... 544 50,238
a
CACI International, Inc., A ............................................. 186 48,557
a
FTI Consulting, Inc. .................................................. 322 53,359
Leidos Holdings, Inc. ................................................. 736 64,378
Nielsen Holdings plc ................................................. 1,883 52,197
Science Applications International Corp. .................................. 569 50,317
319,046
Road & Rail 0.8%
a
Avis Budget Group, Inc. .............................................. 299 44,390
JB Hunt Transport Services, Inc. ........................................ 2,745 429,373
Knight-Swift Transportation Holdings, Inc. ................................. 1,024 50,104
Norfolk Southern Corp. ............................................... 3,160 662,494
Ryder System, Inc. .................................................. 672 50,729
Schneider National, Inc., B ............................................ 2,234 45,350
1,282,440
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc. ................................................. 10,424 1,452,480
Applied Materials, Inc. ................................................ 4,345 355,986
Broadcom, Inc. ..................................................... 1,573 698,428
a
Cirrus Logic, Inc. .................................................... 674 46,371

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ......................................................... 20,390 $ 525,451
KLA Corp. ......................................................... 835 252,696
Lam Research Corp. ................................................. 704 257,664
a
ON Semiconductor Corp. ............................................. 2,549 158,879
QUALCOMM, Inc. ................................................... 5,343 603,652
Texas Instruments, Inc. ............................................... 14,199 2,197,721
6,549,328
Software 5.7%
a
Cadence Design Systems, Inc. ......................................... 1,210 197,750
a
Fortinet, Inc. ....................................................... 3,375 165,814
a
Manhattan Associates, Inc. ............................................ 372 49,487
Microsoft Corp. ..................................................... 28,654 6,673,518
a
Palo Alto Networks, Inc. .............................................. 1,457 238,642
Roper Technologies, Inc. .............................................. 4,865 1,749,649
a
Synopsys, Inc. ..................................................... 642 196,137
9,270,997
Specialty Retail 2.0%
a
AutoNation, Inc. .................................................... 416 42,378
a
AutoZone, Inc. ..................................................... 133 284,877
Dick's Sporting Goods, Inc. ............................................ 544 56,924
Lithia Motors, Inc., A ................................................. 196 42,052
Lowe's Cos., Inc. .................................................... 8,837 1,659,677
a
O'Reilly Automotive, Inc. .............................................. 385 270,790
Penske Automotive Group, Inc. ......................................... 435 42,817
Ross Stores, Inc. ................................................... 8,500 716,295
a
Ulta Beauty, Inc. .................................................... 226 90,669
Williams-Sonoma, Inc. ............................................... 458 53,975
3,260,454
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc. ........................................................ 25,290 3,495,078
Dell Technologies, Inc., C ............................................. 1,646 56,244
Hewlett Packard Enterprise Co. ......................................... 8,083 96,834
HP, Inc. ........................................................... 6,982 173,992
NetApp, Inc. ....................................................... 1,214 75,086
a
Pure Storage, Inc., A ................................................. 1,847 50,552
3,947,786
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., B ....................................................... 8,915 741,015
Tapestry, Inc. ...................................................... 1,587 45,118
786,133
Thrifts & Mortgage Finance 0.0%
†
MGIC Investment Corp. ............................................... 3,655 46,857
Tobacco 0.7%
Altria Group, Inc. .................................................... 11,093 447,935
Philip Morris International, Inc. ......................................... 7,470 620,085
1,068,020
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., A ........................................ 655 47,691

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................................................... 1,686 $ 824,774
872,465
Total Common Stocks (Cost $72,468,831) ......................................
96,388,173
a
Investments In Underlying Funds and Exchange Traded Funds
33.8%
Domestic Fixed Income 24.6%
b
Franklin U.S. Core Bond ETF .......................................... 1,286,975 26,991,469
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,388,108 12,742,835
39,734,304
Domestic Hybrid 8.0%
b
Franklin Income VIP Fund, Class 1 ...................................... 902,748 12,900,272
Foreign Equity 1.2%
iShares Core MSCI EAFE ETF ......................................... 36,862 1,941,522
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$66,431,511) ................................................................
54,576,098
Total Long Term Investments (Cost $138,900,342) ...............................
150,964,271
a
a a a a
Short Term Investments 5.4%
a
Money Market Funds 5.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 8,743,465 8,743,465
Total Money Market Funds (Cost $8,743,465) ...................................
8,743,465
Total Short Term Investments (Cost $8,743,465 ) .................................
8,743,465
a
Total Investments (Cost $147,643,807) 98.8% ...................................
$159,707,736
Other Assets, less Liabilities 1.2% .............................................
1,874,398
Net Assets 100.0% ...........................................................
$161,582,134
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following futures contracts outstanding.
At September 30, 2022, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 177 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 172 $ 30,972,900 12/16/22 $ 4,307,464
Total Futures Contracts ...................................................................... $4,307,464
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 11/28/22 4,000,000 $ (583)
Total Return Swap Contracts .................................................................... $(583)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Developing Markets VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a Industry Shares a Value
a
Common Stocks 87.5%
Brazil 2.6%
a
Americanas SA .................. Internet & Direct Marketing Retail 310,691 $ 978,128
a
TOTVS SA ..................... Software 17,462 95,024
Vale SA ........................ Metals & Mining 296,076 3,954,633
a,b
XP, Inc., A ...................... Capital Markets 21,386 406,548
5,434,333
Cambodia 0.3%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,128,541 739,104
Chile 0.6%
Banco Santander Chile, ADR ....... Banks 84,515 1,184,055
China 26.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,052,654 10,504,791
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 8,158 652,558
c
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 326,341
a
Baidu, Inc., A .................... Interactive Media & Services 119,514 1,759,390
a,d
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 1,913,866
Chervon Holdings Ltd. ............. Household Durables 7,600 28,808
China Merchants Bank Co. Ltd., A .... Banks 1,130,087 5,324,616
China Resources Cement Holdings Ltd. Construction Materials 2,844,315 1,313,746
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 519,900
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 696,259 438,229
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 59,883 3,178,590
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 350,014
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 749,845 4,619,316
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 750,415 703,253
JD.com, Inc., A .................. Internet & Direct Marketing Retail 11,027 278,191
a
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 720,742 962,160
Longshine Technology Group Co. Ltd., A Software 162,576 488,527
NetEase, Inc. ................... Entertainment 102,423 1,545,505
Ping An Bank Co. Ltd., A ........... Banks 802,600 1,332,644
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 384,906 1,920,217
a
Prosus NV ..................... Internet & Direct Marketing Retail 83,440 4,341,322
Tencent Holdings Ltd. ............. Interactive Media & Services 240,762 8,132,054
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 373,974 1,518,334
Uni-President China Holdings Ltd. .... Food Products 2,518,251 2,110,073
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 523,682
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 85,792 510,707
55,296,834
Hong Kong 1.4%
Techtronic Industries Co. Ltd. ....... Machinery 304,000 2,900,806
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 92,414 1,582,399
India 11.9%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 31,950 2,493,951
HDFC Bank Ltd. ................. Banks 170,212 2,942,849
ICICI Bank Ltd. .................. Banks 1,341,612 14,056,514

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Infosys Ltd. ..................... IT Services 95,284 $ 1,629,975
Tata Consultancy Services Ltd. ...... IT Services 52,888 1,934,239
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 2,501,741 1,889,158
24,946,686
Indonesia 0.9%
Astra International Tbk. PT ......... Automobiles 4,410,370 1,908,585
Mexico 2.3%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, ADR ................. Banks 840,830 4,288,233
a,b,c
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 424,281
4,712,514
Pakistan 0.1%
Habib Bank Ltd. ................. Banks 997,000 304,695
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,913 900,955
Philippines 0.3%
BDO Unibank, Inc. ............... Banks 327,469 618,997
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
a,d
Sberbank of Russia PJSC .......... Banks 1,061,956 —
a,c,d
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 27,833 —
a,d
Yandex NV, A ................... Interactive Media & Services 88,921 —
—
South Africa 0.7%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 264,750 880,263
Netcare Ltd. .................... Health Care Providers & Services 820,937 622,041
1,502,304
South Korea 16.6%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 80,307 1,723,813
KT Skylife Co. Ltd. ............... Media 92,351 511,538
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 31,827 779,332
LG Chem Ltd. ................... Chemicals 1,893 693,507
LG Corp. ....................... Industrial Conglomerates 103,327 5,258,758
NAVER Corp. ................... Interactive Media & Services 40,771 5,388,965
POSCO Holdings, Inc. ............ Metals & Mining 14,692 2,126,361
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 324,982 11,839,954
Samsung Life Insurance Co. Ltd. ..... Insurance 93,184 4,004,715
Soulbrain Co. Ltd. ................ Chemicals 18,367 2,239,437
34,566,380
Taiwan 14.3%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 552,759 1,766,050
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 400,247 6,891,416
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,599,563 21,155,524
29,812,990
Thailand 2.4%
Kasikornbank PCL ............... Banks 705,593 2,672,296
Kiatnakin Phatra Bank PCL ......... Banks 549,194 992,753

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 177 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 2,403,473 $ 671,231
Thai Beverage PCL ............... Beverages 1,450,900 604,031
4,940,311
United Kingdom 1.7%
Unilever plc ..................... Personal Products 80,606 3,541,657
United States 3.7%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 54,941 3,155,811
Genpact Ltd. .................... IT Services 106,450 4,659,316
7,815,127
Total Common Stocks (Cost $192,481,288) .....................................
182,708,732
a
Preferred Stocks 7.9%
Brazil 7.9%
b,e
Banco Bradesco SA, ADR, 3.21% .... Banks 1,520,462 5,595,300
b,e
Itau Unibanco Holding SA, ADR, 3.02% Banks 1,008,546 5,214,183
e
Petroleo Brasileiro SA, 38.6% ....... Oil, Gas & Consumable Fuels 1,010,716 5,584,377
16,393,860
Total Preferred Stocks (Cost $18,269,662) ......................................
16,393,860
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $210,750,950) ...............................
199,102,592
Short Term Investments 5.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.1%
United States 5.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 10,551,810 10,551,810
Total Money Market Funds (Cost $10,551,810) ..................................
10,551,810
a a a a a
Total Short Term Investments (Cost $10,551,810 ) ................................
10,551,810
a a a
Total Investments (Cost $221,302,760) 100.5% ..................................
$209,654,402
Other Assets, less Liabilities (0.5)% ...........................................
(952,145)
Net Assets 100.0% ...........................................................
$208,702,257
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $1,611,343, representing 0.8% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Foreign VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.5%
Aerospace & Defense 3.7%
BAE Systems plc ..................................... United Kingdom 1,562,785 $ 13,730,676
Dassault Aviation SA ................................... France 93,730 10,664,289
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,150,888 3,178,825
27,573,790
Airlines 0.7%
a,b
International Consolidated Airlines Group SA ................. United Kingdom 4,707,244 4,864,841
Auto Components 3.3%
Continental AG ....................................... Germany 174,272 7,733,425
a
Faurecia SE ......................................... France 587,205 6,356,713
Valeo .............................................. France 662,624 10,012,663
24,102,801
Automobiles 4.1%
Bayerische Motoren Werke AG ........................... Germany 226,774 15,370,973
b
Honda Motor Co. Ltd. .................................. Japan 693,600 15,053,576
30,424,549
Banks 14.0%
b
ING Groep NV ....................................... Netherlands 1,412,693 12,105,174
Kasikornbank PCL .................................... Thailand 3,030,200 11,476,290
b
KB Financial Group, Inc., ADR ........................... South Korea 475,106 14,319,695
Lloyds Banking Group plc ............................... United Kingdom 32,585,097 14,727,411
Shinhan Financial Group Co. Ltd. ......................... South Korea 586,529 13,518,224
Standard Chartered plc ................................. United Kingdom 3,717,595 23,250,863
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 510,700 14,155,892
103,553,549
Chemicals 1.0%
c
Covestro AG, 144A, Reg S .............................. Germany 267,544 7,649,919
Construction Materials 1.3%
CRH plc ............................................ Ireland 295,458 9,500,011
Diversified Financial Services 4.0%
a
EXOR NV ........................................... Netherlands 156,810 10,063,587
Housing Development Finance Corp. Ltd. ................... India 692,774 19,287,704
29,351,291
Electronic Equipment, Instruments & Components 0.7%
a
Landis+Gyr Group AG .................................. Switzerland 101,763 5,535,662
Energy Equipment & Services 2.3%
SBM Offshore NV ..................................... Netherlands 1,373,635 17,238,517
Food & Staples Retailing 1.9%
b
Sundrug Co. Ltd. ...................................... Japan 581,900 14,157,974
Health Care Providers & Services 1.1%
Fresenius Medical Care AG & Co. KGaA .................... Germany 280,000 7,888,848
Household Durables 1.2%
Sony Group Corp. ..................................... Japan 134,100 8,637,085
Industrial Conglomerates 4.3%
b
CK Hutchison Holdings Ltd. .............................. United Kingdom 2,446,500 13,471,038
Hitachi Ltd. .......................................... Japan 435,200 18,518,496
31,989,534

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 3.6%
AIA Group Ltd. ....................................... Hong Kong 2,012,600 $ 16,756,721
Prudential plc ........................................ Hong Kong 1,013,664 9,920,929
26,677,650
Interactive Media & Services 0.4%
a,b
Baidu, Inc., ADR ...................................... China 23,330 2,741,042
Internet & Direct Marketing Retail 3.8%
a
Alibaba Group Holding Ltd. .............................. China 1,165,300 11,628,923
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 343,051 5,321,593
a
Prosus NV .......................................... China 220,894 11,492,954
28,443,470
Machinery 1.3%
Komatsu Ltd. ........................................ Japan 352,800 6,423,226
b
Toyota Industries Corp. ................................. Japan 62,400 2,980,584
9,403,810
Media 1.5%
Informa plc .......................................... United Kingdom 1,265,181 7,231,325
TBS Holdings, Inc. .................................... Japan 371,900 4,074,808
11,306,133
Metals & Mining 3.2%
b
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 12,298,111
Wheaton Precious Metals Corp. .......................... Brazil 341,800 11,068,351
23,366,462
Multiline Retail 0.8%
b
Seria Co. Ltd. ........................................ Japan 348,800 6,090,431
Multi-Utilities 1.2%
E.ON SE ............................................ Germany 1,204,124 9,251,484
Oil, Gas & Consumable Fuels 11.6%
BP plc .............................................. United Kingdom 8,271,167 39,521,098
Galp Energia SGPS SA, B .............................. Portugal 953,415 9,173,644
Shell plc ............................................ Netherlands 1,499,276 37,192,269
85,887,011
Pharmaceuticals 6.4%
AstraZeneca plc ...................................... United Kingdom 163,789 18,004,433
Bayer AG ........................................... Germany 447,746 20,630,744
Roche Holding AG .................................... United States 28,274 9,204,114
47,839,291
Professional Services 1.8%
Adecco Group AG ..................................... Switzerland 487,862 13,464,783
Semiconductors & Semiconductor Equipment 7.1%
Infineon Technologies AG ............................... Germany 520,371 11,388,397
NXP Semiconductors NV ............................... China 115,000 16,963,650
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,864,000 24,652,920
53,004,967
Technology Hardware, Storage & Peripherals 3.6%
Samsung Electronics Co. Ltd. ............................ South Korea 741,212 27,004,314

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 177 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 2.6%
Imperial Brands plc .................................... United Kingdom 945,557 $ 19,442,496
Total Common Stocks (Cost $778,895,294) .....................................
686,391,715
Short Term Investments 8.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 7.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 52,845,539 52,845,539
Total Money Market Funds (Cost $52,845,539) ..................................
52,845,539
a a a
Investments from Cash Collateral Received for
Loaned Securities 1.3%
Money Market Funds 1.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 9,256,043 9,256,043
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $9,256,043) ............................................................
9,256,043
Total Short Term Investments (Cost $62,101,582 ) ................................
62,101,582
a
Total Investments (Cost $840,996,876) 100.9% ..................................
$748,493,297
Other Assets, less Liabilities (0.9)% ...........................................
(6,359,867)
Net Assets 100.0% ...........................................................
$742,133,430
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $12,971,512, representing 1.7% of net assets.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Global Bond VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 44.2%
Argentina 1.5%
a
Argentina Bonar Dual, 7/31/23 ...... 7,142,274 $ 3,733,695
b
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 3,247,501,133 ARS 10,458,294
Index Linked, 1.45%, 8/13/23 ...... 200,606,390 ARS 643,113
Index Linked, 1.5%, 3/25/24 ....... 2,879,823,184 ARS 8,336,764
Argentina Government Bond, 16%,
10/17/23 ..................... 884,455,900 ARS 1,631,473
24,803,339
Brazil 1.9%
Brazil Notas do Tesouro Nacional, 10%,
1/01/27 ...................... 179,710,000 BRL 31,545,077
Colombia 4.8%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 75,423
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 111,456
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 69,543,000,000 COP 14,681,110
B, 6.25%, 11/26/25 .............. 82,468,000,000 COP 15,242,582
B, 7.5%, 8/26/26 ............... 134,196,600,000 COP 24,922,785
B, 5.75%, 11/03/27 .............. 55,276,000,000 COP 9,062,388
B, 6%, 4/28/28 ................. 46,343,600,000 COP 7,508,298
B, 7.75%, 9/18/30 .............. 33,189,000,000 COP 5,466,050
B, 7%, 6/30/32 ................. 20,672,000,000 COP 3,084,284
80,154,376
Ghana 0.8%
Ghana Government Bond ,
17.6%, 11/28/22 ................ 520,000 GHS 48,953
16.5%, 2/06/23 ................ 7,930,000 GHS 718,586
19%, 9/18/23 .................. 150,000 GHS 12,385
18.85%, 9/28/23 ................ 21,190,000 GHS 1,740,261
19.25%, 11/27/23 ............... 1,350,000 GHS 108,177
19.25%, 12/18/23 ............... 110,000 GHS 8,731
19.75%, 3/25/24 ................ 26,840,000 GHS 2,060,180
19%, 11/02/26 ................. 80,510,000 GHS 4,425,298
19.75%, 3/15/32 ................ 80,510,000 GHS 3,706,848
Senior Note, 18.5%, 1/02/23 ...... 70,000 GHS 6,486
Senior Note, 20.75%, 1/16/23 ...... 120,000 GHS 11,108
Senior Note, 17.6%, 2/20/23 ...... 3,310,000 GHS 298,941
Senior Note, 17.25%, 7/31/23 ...... 210,000 GHS 17,472
Senior Note, 17.7%, 3/18/24 ...... 1,080,000 GHS 80,913
Senior Note, 18.3%, 3/02/26 ...... 690,000 GHS 39,545
13,283,884
India 4.6%
India Government Bond ,
8.83%, 11/25/23 ................ 858,100,000 INR 10,722,075
8.2%, 9/24/25 ................. 297,100,000 INR 3,735,434
7.59%, 1/11/26 ................. 1,629,000,000 INR 20,224,476
7.27%, 4/08/26 ................ 214,000,000 INR 2,635,158
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,885,353
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 3,661,986

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Note, 5.15%, 11/09/25 ...... 2,459,900,000 INR $ 28,576,885
75,441,367
Indonesia 8.5%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,471,698
FR46, 9.5%, 7/15/23 ............ 113,970,000,000 IDR 7,718,347
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 39,051,733
FR86, 5.5%, 4/15/26 ............ 1,421,313,000,000 IDR 89,769,298
140,011,076
Norway 4.0%
c
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 315,007,000 NOK 28,785,002
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 265,052,000 NOK 24,343,174
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK 7,941,433
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK 4,607,622
65,677,231
South Korea 13.5%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 59,690,000,000 KRW 40,930,445
Korea Treasury Bonds ,
2.25%, 9/10/23 ................ 88,312,000,000 KRW 60,674,892
0.875%, 12/10/23 ............... 22,287,000,000 KRW 14,948,575
1.875%, 3/10/24 ................ 33,811,000,000 KRW 22,822,336
1.375%, 9/10/24 ................ 75,881,910,000 KRW 50,062,209
3%, 9/10/24 ................... 18,500,000,000 KRW 12,589,365
Senior Note, 1.75%, 9/10/26 ...... 34,133,000,000 KRW 21,549,261
223,577,083
Supranational 0.1%
d
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 48,782,000 MXN 2,251,384
Thailand 2.8%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 745,020,000 THB 19,280,974
1%, 6/17/27 ................... 570,140,000 THB 14,004,279
Senior Note, 0.66%, 11/22/23 ...... 481,230,000 THB 12,587,268
45,872,521
United Kingdom 1.7%
c
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 26,079,000 GBP 28,844,957
Total Foreign Government and Agency Securities (Cost $980,950,863) ............
731,462,295

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 23.5%
United States 23.5%
U.S. Treasury Notes ,
1.5%, 10/31/24 ................ 49,660,000 $ 46,969,437
1.5%, 11/30/24 ................. 50,420,000 47,574,027
1.75%, 12/31/24 ................ 22,672,000 21,486,148
2%, 2/15/25 ................... 49,140,000 46,644,609
2.125%, 5/15/25 ................ 58,760,000 55,677,395
2.875%, 5/31/25 ................ 76,680,000 73,999,195
2.625%, 12/31/25 ............... 44,803,000 42,638,105
1.625%, 2/15/26 ................ 24,220,000 22,249,287
2.125%, 5/31/26 ................ 11,063,000 10,287,510
1.625%, 10/31/26 ............... 24,220,000 21,944,645
389,470,358
Total U.S. Government and Agency Securities (Cost $420,551,536) ................
389,470,358
Total Long Term Investments (Cost $1,401,502,399) .............................
1,120,932,653
Short Term Investments 31.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 25.3%
Brazil 8.1%
e
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 58,010,000 BRL 9,260,199
7/01/24 ...................... 308,450,000 BRL 46,917,203
1/01/25 ...................... 539,800,000 BRL 78,514,899
134,692,301
Japan 10.6%
e
Japan Treasury Bills ,
10/03/22 ..................... 3,960,000,000 JPY 27,358,458
10/17/22 ..................... 3,922,000,000 JPY 27,097,161
11/14/22 ..................... 7,181,000,000 JPY 49,619,779
11/21/22 ..................... 7,161,000,000 JPY 49,483,100
1/25/23 ...................... 3,079,000,000 JPY 21,282,481
174,840,979
Singapore 4.1%
e
Singapore Treasury Bills ,
11/18/22 ..................... 51,510,000 SGD 35,727,754
1/24/23 ...................... 45,410,000 SGD 31,307,204
67,034,958
United Kingdom 2.5%
e
United Kingdom Treasury Bills ,
10/24/22 ..................... 15,249,000 GBP 16,998,794
10/31/22 ..................... 1,948,000 GBP 2,170,536
11/28/22 ..................... 4,550,000 GBP 5,059,187
12/05/22 ..................... 4,698,000 GBP 5,219,870
1/03/23 ...................... 8,160,000 GBP 9,033,390

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
United Kingdom (continued)
e
United Kingdom Treasury Bills,
(continued)
3/20/23 ...................... 3,084,000 GBP $ 3,384,900
41,866,677
Total Foreign Government and Agency Securities (Cost $446,820,648) ............
418,434,915
Shares
Money Market Funds 6.1%
United States 6.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 101,268,779 101,268,779
Total Money Market Funds (Cost $101,268,779) .................................
101,268,779
a a a a a
Total Short Term Investments (Cost $548,089,427 ) ...............................
519,703,694
a a a
Total Investments (Cost $1,949,591,826) 99.1% ..................................
$1,640,636,347
Other Assets, less Liabilities 0.9% .............................................
14,385,676
Net Assets 100.0% ...........................................................
$1,655,022,023
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
Redemption price at maturity is adjusted for inflation.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $94,522,188, representing 5.7% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. GSCO Buy 1,230,811 1,199,081 10/03/22 $ 7,237 $ —
Euro ............. GSCO Sell 1,230,811 1,386,078 10/03/22 179,760 —
Indian Rupee ...... JPHQ Buy 205,911,800 2,672,617 10/07/22 — (147,698)
Indian Rupee ...... JPHQ Sell 205,911,800 2,522,811 10/07/22 — (2,109)
Chilean Peso ...... GSCO Buy 1,363,170,000 1,642,888 10/11/22 — (236,206)
Indian Rupee ...... CITI Buy 200,059,600 2,588,763 10/11/22 — (136,821)
Indian Rupee ...... JPHQ Buy 266,347,200 3,461,977 10/11/22 — (197,610)
Euro ............. DBAB Sell 28,725,356 297,167,015 SEK 10/12/22 — (1,382,131)
Euro ............. HSBK Sell 10,540,000 10,516,612 10/12/22 180,484 —
Indian Rupee ...... CITI Buy 241,153,200 3,132,673 10/12/22 — (177,452)
Swedish Krona ..... DBAB Sell 297,167,015 28,248,333 EUR 10/12/22 914,334 —
Chinese Yuan ...... HSBK Buy 135,702,480 20,195,023 10/18/22 — (1,183,046)
Chinese Yuan ...... HSBK Sell 135,702,480 19,963,733 10/18/22 951,756 —
Euro ............. JPHQ Sell 66,790,755 677,628,900 NOK 10/19/22 — (3,277,524)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Singapore Dollar .... MSCO Buy 10,540,000 7,736,821 10/21/22 $ — $ (396,802)
Euro ............. BZWS Sell 18,568,000 20,340,316 10/25/22 2,114,655 —
Euro ............. DBAB Sell 24,278,000 26,560,090 10/25/22 2,729,705 —
Chilean Peso ...... GSCO Buy 3,418,234,540 3,684,751 10/26/22 — (165,658)
Chilean Peso ...... JPHQ Buy 3,325,445,264 4,012,362 10/26/22 — (588,796)
Chilean Peso ...... JPHQ Buy 5,487,100,000 5,851,346 10/28/22 — (204,105)
Euro ............. HSBK Sell 19,066,768 26,135,009 CAD 11/03/22 192,853 —
Indian Rupee ...... CITI Buy 149,657,200 1,916,471 11/10/22 — (88,644)
Chilean Peso ...... GSCO Buy 2,147,030,000 2,353,279 11/14/22 — (150,584)
Indian Rupee ...... HSBK Buy 242,055,750 3,072,397 11/14/22 — (117,129)
Chilean Peso ...... JPHQ Buy 6,390,810,000 6,815,410 11/22/22 — (269,565)
Japanese Yen ...... BOFA Buy 4,218,690,870 31,549,162 11/22/22 — (2,256,682)
Chilean Peso ...... GSCO Buy 5,415,968,396 5,822,057 11/29/22 — (282,599)
Chinese Yuan ...... BOFA Buy 220,626,460 33,030,880 12/08/22 — (2,088,631)
Chinese Yuan ...... BOFA Sell 11,900,000 1,753,946 12/08/22 85,004 —
Chinese Yuan ...... CITI Buy 284,452,570 42,633,139 12/08/22 — (2,739,456)
Chinese Yuan ...... JPHQ Buy 109,163,880 16,329,431 12/09/22 — (1,019,021)
South Korean Won .. JPHQ Buy 8,539,200,000 6,776,605 12/14/22 — (839,769)
Chilean Peso ...... GSCO Buy 11,671,960,973 12,562,005 12/21/22 — (681,921)
Euro ............. CITI Sell 30,510,000 30,747,368 12/21/22 654,655 —
Indian Rupee ...... JPHQ Buy 1,225,430,400 15,307,165 12/21/22 — (399,211)
Japanese Yen ...... DBAB Buy 9,711,052,240 68,577,778 12/21/22 — (871,234)
New Zealand Dollar . CITI Buy 12,470,000 7,502,382 12/21/22 — (520,292)
Singapore Dollar .... CITI Buy 4,670,000 3,327,574 12/21/22 — (72,260)
South Korean Won .. MSCO Buy 69,910,000,000 50,518,299 12/21/22 — (1,884,149)
Chilean Peso ...... JPHQ Buy 3,325,454,736 3,624,474 12/27/22 — (244,305)
Chinese Yuan ...... CITI Buy 125,329,450 18,699,469 1/11/23 — (1,102,833)
Indian Rupee ...... HSBK Buy 241,380,400 2,996,132 1/11/23 — (65,739)
South Korean Won .. JPHQ Buy 8,365,800,000 6,421,893 1/18/23 — (591,006)
Euro ............. DBAB Sell 9,770,816 104,016,200 SEK 1/19/23 — (220,628)
Swedish Krona ..... DBAB Sell 104,016,200 9,841,893 EUR 1/19/23 290,908 —
Euro ............. DBAB Sell 24,397,000 26,885,584 1/25/23 2,752,583 —
South Korean Won .. CITI Buy 8,470,100,000 6,497,469 1/25/23 — (591,674)
Euro ............. HSBK Sell 69,094,565 91,488,460 CAD 2/03/23 — (2,084,411)
Euro ............. MSCO Sell 28,424,500 29,364,271 2/06/23 1,224,896 —
Euro ............. JPHQ Sell 2,406,810 25,140,000 SEK 2/13/23 — (99,533)
Swedish Krona ..... JPHQ Sell 25,140,000 2,391,598 EUR 2/13/23 84,466 —
Chilean Peso ...... GSCO Buy 2,307,250,000 2,731,766 3/07/23 — (417,244)
Euro ............. BOFA Sell 6,642,716 8,949,000 CAD 3/15/23 — (103,671)
Euro ............. CITI Sell 5,235,472 7,054,790 CAD 3/15/23 — (80,537)
Euro ............. DBAB Sell 4,642,414 46,872,600 NOK 3/15/23 — (281,690)
Euro ............. GSCO Sell 1,230,811 1,213,887 3/15/23 — (7,575)
Indian Rupee ...... JPHQ Buy 205,911,800 2,484,457 3/15/23 688 —
Japanese Yen ...... BNDP Buy 2,097,874,660 14,973,044 3/15/23 — (176,610)
Japanese Yen ...... BOFA Buy 7,460,672,540 53,268,640 3/15/23 — (648,076)
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,721,023 3/15/23 — (185,887)
New Zealand Dollar . BOFA Buy 10,600,000 6,371,130 3/15/23 — (431,261)
New Zealand Dollar . JPHQ Buy 47,380,000 28,504,992 3/15/23 — (1,954,900)
South Korean Won .. BNDP Buy 71,267,400,000 51,452,891 3/15/23 — (1,631,064)
Indian Rupee ...... HSBK Buy 875,000,000 10,831,219 3/23/23 — (278,771)
South Korean Won .. HSBK Buy 1,788,000,000 1,293,122 3/23/23 — (42,627)
Euro ............. BZWS Sell 8,713,000 9,677,485 4/25/23 1,008,659 —
Chilean Peso ...... GSCO Buy 4,513,615,115 4,518,185 7/26/23 — (100,769)
Mexican Peso ...... MSCO Buy 35,649,000 1,686,329 8/04/23 — (13,452)
Mexican Peso ...... MSCO Sell 35,649,000 1,613,442 8/04/23 — (59,435)
Mexican Peso ...... CITI Buy 48,400,000 2,253,836 10/23/23 — (13,737)
Mexican Peso ...... CITI Sell 106,418,000 4,633,013 10/23/23 — (292,334)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 177 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... MSCO Buy 107,315,000 4,723,862 9/03/24 $ 44,235 $ (39,987)
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (165,689)
Total Forward Exchange Contracts ................................................... $13,416,878 $(34,302,550)
Net unrealized appreciation (depreciation) ............................................ $(20,885,672)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.2%
Aerospace & Defense 3.1%
BAE Systems plc ..................................... United Kingdom 691,283 $ 6,073,633
a
Rolls-Royce Holdings plc ............................... United Kingdom 5,568,419 4,264,396
10,338,029
Airlines 0.7%
a,b
International Consolidated Airlines Group SA ................. United Kingdom 2,292,113 2,368,852
Auto Components 2.3%
Continental AG ....................................... Germany 86,442 3,835,916
Lear Corp. .......................................... United States 32,198 3,853,778
7,689,694
Automobiles 1.1%
b
Honda Motor Co. Ltd. .................................. Japan 166,396 3,611,382
Banks 0.8%
Lloyds Banking Group plc ............................... United Kingdom 5,923,819 2,677,375
Beverages 3.6%
Anheuser-Busch InBev SA/NV ........................... Belgium 167,217 7,574,754
Pernod Ricard SA ..................................... France 24,491 4,493,204
12,067,958
Biotechnology 2.9%
AbbVie, Inc. ......................................... United States 73,517 9,866,717
Chemicals 3.3%
Albemarle Corp. ...................................... United States 19,720 5,214,757
DuPont de Nemours, Inc. ............................... United States 118,411 5,967,914
11,182,671
Consumer Finance 1.2%
American Express Co. ................................. United States 29,112 3,927,500
Containers & Packaging 1.0%
Crown Holdings, Inc. ................................... United States 40,743 3,301,405
Electrical Equipment 1.0%
Schneider Electric SE .................................. United States 31,153 3,518,935
Entertainment 2.3%
a
Walt Disney Co. (The) .................................. United States 80,346 7,579,038
Food Products 1.8%
Danone SA .......................................... France 130,453 6,168,828
Health Care Equipment & Supplies 4.4%
Medtronic plc ........................................ United States 93,420 7,543,665
Zimmer Biomet Holdings, Inc. ............................ United States 67,580 7,065,489
14,609,154
Health Care Providers & Services 5.7%
Fresenius Medical Care AG & Co. KGaA .................... Germany 138,126 3,891,625
HCA Healthcare, Inc. ................................... United States 41,555 7,637,394
UnitedHealth Group, Inc. ................................ United States 14,833 7,491,258
19,020,277
Hotels, Restaurants & Leisure 5.7%
a
Booking Holdings, Inc. ................................. United States 3,843 6,314,856
Compass Group plc ................................... United Kingdom 212,094 4,223,116
a
Hyatt Hotels Corp., A ................................... United States 46,059 3,728,937

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
b
Starbucks Corp. ...................................... United States 57,926 $ 4,880,845
19,147,754
Household Durables 1.6%
Sony Group Corp. ..................................... Japan 81,299 5,236,289
Industrial Conglomerates 2.5%
Hitachi Ltd. .......................................... Japan 99,293 4,225,085
Honeywell International, Inc. ............................. United States 25,386 4,238,700
8,463,785
Insurance 1.8%
AIA Group Ltd. ....................................... Hong Kong 726,931 6,052,360
Interactive Media & Services 1.0%
a
Alphabet, Inc., A ...................................... United States 35,100 3,357,315
Internet & Direct Marketing Retail 1.9%
a
Amazon.com, Inc. ..................................... United States 29,263 3,306,719
a
Farfetch Ltd., A ....................................... United Kingdom 128,395 956,543
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 132,537 2,055,985
6,319,247
IT Services 2.9%
a
DXC Technology Co. ................................... United States 253,813 6,213,342
b
Visa, Inc., A .......................................... United States 19,005 3,376,238
9,589,580
Life Sciences Tools & Services 0.9%
a
ICON plc ............................................ United States 17,206 3,162,119
Machinery 3.0%
Komatsu Ltd. ........................................ Japan 222,271 4,046,760
Westinghouse Air Brake Technologies Corp. ................. United States 72,607 5,906,579
9,953,339
Media 2.4%
Comcast Corp., A ..................................... United States 130,285 3,821,259
b
Paramount Global, B ................................... United States 216,576 4,123,607
7,944,866
Multiline Retail 2.1%
a
Dollar Tree, Inc. ...................................... United States 51,787 7,048,211
Oil, Gas & Consumable Fuels 5.4%
BP plc .............................................. United Kingdom 1,815,465 8,674,613
Marathon Petroleum Corp. .............................. United States 54,814 5,444,675
Shell plc ............................................ Netherlands 168,214 4,172,854
18,292,142
Personal Products 3.6%
a
Haleon plc .......................................... United Kingdom 1,215,709 3,790,369
Unilever plc .......................................... United Kingdom 190,090 8,367,491
12,157,860
Pharmaceuticals 7.7%
AstraZeneca plc ...................................... United Kingdom 31,883 3,504,725
Bayer AG ........................................... Germany 85,959 3,960,724
GSK plc ............................................ United States 358,385 5,175,818
Johnson & Johnson ................................... United States 50,662 8,276,144

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Roche Holding AG .................................... United States 15,568 $ 5,067,894
25,985,305
Professional Services 0.9%
Adecco Group AG ..................................... Switzerland 107,445 2,965,436
Semiconductors & Semiconductor Equipment 4.2%
Infineon Technologies AG ............................... Germany 215,609 4,718,635
Micron Technology, Inc. ................................. United States 49,244 2,467,125
NXP Semiconductors NV ............................... China 28,177 4,156,389
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 42,718 2,928,746
14,270,895
Software 1.0%
Microsoft Corp. ....................................... United States 14,000 3,260,600
Specialty Retail 3.9%
Nitori Holdings Co. Ltd. ................................. Japan 52,578 4,411,896
TJX Cos., Inc. (The) ................................... United States 137,454 8,538,642
12,950,538
Technology Hardware, Storage & Peripherals 2.1%
Samsung Electronics Co. Ltd. ............................ South Korea 195,785 7,132,966
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis Vuitton SE .................... France 1,000 589,605
Wireless Telecommunication Services 2.2%
a
T-Mobile US, Inc. ..................................... United States 55,946 7,506,275
Total Common Stocks (Cost $345,569,747) .....................................
309,314,302
Short Term Investments 8.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 7.8%
National Australia Bank Ltd., 3.02%, 10/03/22 ................ Australia 12,000,000 12,000,000
Royal Bank of Canada, 3.06%, 10/03/22 .................... Canada 14,100,000 14,100,000
Total Time Deposits (Cost $26,100,000) ........................................
26,100,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 177 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 2,376,802 $ 2,376,802
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,376,802) ............................................................
2,376,802
Total Short Term Investments (Cost $28,476,802 ) ................................
28,476,802
a
Total Investments (Cost $374,046,549) 100.7% ..................................
$337,791,104
Other Assets, less Liabilities (0.7)% ...........................................
(2,246,246)
Net Assets 100.0% ...........................................................
$335,544,858
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of this security was $2,055,985, representing 0.6% of net assets.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the
Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds’ administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 281,629 $ 13,988
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $13,988
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 57,083
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 5,662,112
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 319,288
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $6,413,047 $6,038,483
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended September 30, 2022, investments in “affiliated companies” were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling, Inc., F ............................ 10/20/21 $ 1,150,910 $ 510,406
11,970 Blaize Inc. ................................. 3/02/21 - 11/09/21 124,999 88,761
82,758 Blaize Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 369,892
8,275 Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — 9,289
194,302 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,029,001 1,346,942
26,474 Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — 10,198
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 760,591
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 5,776,299
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 778,947
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 892,591
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $9,554,671 $10,543,916
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
6,620 Riviera Resources, Inc. ....................... 8/08/18 98,638 —
Total Restricted Securities (Value is —% of Net Assets) .............. $214,499 $—
†
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
—
as of September 30, 2022.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Blaize, Inc., 2/28/24 ... $ 31,313 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Blaize, Inc., D ....... 2,050,037 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) ........... $2,081,350 $— $— $— $— $— $—
3. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the nine months ended September 30, 2022, were as follows:
a
Includes capital gain distributions received, if any.
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2022, investments in affiliated management investment companies were as follows:
a
As of September 30, 2022, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Income VIP Fund, Class
1 ..................... $ 16,987,187 $ 961,316 $ (2,310,999) $ 115,320 $ (2,852,552) $ 12,900,272 902,748 $ 961,317
a
Franklin U.S. Core Bond ETF .. 25,689,597 5,938,279 — — (4,636,407) 26,991,469 1,286,975 465,225
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . 4,067,757 45,442,425 (40,766,717) — — 8,743,465 8,743,465 23,256
Western Asset Core Plus Bond
Fund, Class IS ........... 17,152,572 1,240,816 (1,700,000) (365,758) (3,584,795) 12,742,835 1,388,108 325,503
Total Non-Controlled Affiliates $63,897,113 $53,582,836 $(44,777,716) $ (250,438) $ (11,073,754) $61,378,041 $ 1,775,301
Total Affiliated Securities ... $63,897,113 $53,582,836 $(44,777,716) $(250,438) $(11,073,754) $61,378,041 $1,775,301
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 18,002,980 $ 172,194,561 $ (174,449,880) $ — $ — $ 15,747,661 15,747,661 $ 97,711
Templeton Global Bond VIP
Fund, Class 1 ............ 7,062,310 — (6,817,020) (1,396,313) 1,151,023 —  — —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund (continued)
Western Asset Premier
Institutional Government
Reserves, Class Premium,
2.07% ................. $ — $ 43,705,488 $ (43,632,385) $ — $ — $ 73,103 73,103 $ 21,024
Western Asset Premier
Institutional U.S. Treasury
Reserves, Class Premium,
1.97% ................. — 20,437,641 (19,687,631) — — 750,01 0 750,010 3,506
Total Affiliated Securities ... $25,065,290 $236,337,690 $(244,586,916) $(1,396,313) $1,151,023 $16,570,774 $122,241
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $1,413,440 $22,532,728 $(22,078,395) $— $— $1,867,773 1,867,773 $17,686
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $1,337,150 $5,125,640 $(6,462,790) $— $— $— — $93
Total Affiliated Securities ... $2,750,590 $27,658,368 $(28,541,185) $— $— $1,867,773 $17,779
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $5,633,000 $(5,633,000) $— $— $— — $804
Total Affiliated Securities ... $— $5,633,000 $(5,633,000) $— $— $— $804
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $430,000 $5,448,000 $(5,502,000) $— $— $376,000 376,000 $695
Total Affiliated Securities ... $430,000 $5,448,000 $(5,502,000) $— $— $376,000 $695
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $56,779,626 $1,102,487,505 $(1,141,996,782) $— $— $17,270,349 17,270,349 $191,741
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $20,527,000 $184,165,000 $(180,606,000) $— $— $24,086,000 24,086,000 $65,953
Total Affiliated Securities ... $77,306,626 $1,286,652,505 $(1,322,602,782) $— $— $41,356,349 $257,694
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $1,948,000 $17,765,000 $(19,713,000) $— $— $— — $2,485
Total Affiliated Securities ... $1,948,000 $17,765,000 $(19,713,000) $— $— $— $2,485
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $31,041,000 $(31,041,000) $— $— $— — $2,552
Total Affiliated Securities ... $— $31,041,000 $(31,041,000) $— $— $— $2,552
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $47,640,000 $(47,640,000) $— $— $— — $2,205
Total Affiliated Securities ... $— $47,640,000 $(47,640,000) $— $— $— $2,205
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $19,398,008 $323,485,473 $(307,820,428) $— $— $35,063,053 35,063,053 $150,675
Total Affiliated Securities ... $19,398,008 $323,485,473 $(307,820,428) $— $— $35,063,053 $150,675
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $24,112,773 $191,181,373 $(188,457,150) $— $— $26,836,996 26,836,996 $158,881
Total Affiliated Securities ... $24,112,773 $191,181,373 $(188,457,150) $— $— $26,836,996 $158,881
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $8,439,570 $85,019,369 $(71,105,123) $— $— $22,353,816 22,353,816 $116,225
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $8,496,850 $27,142,561 $(35,544,911) $— $— $94,500 94,500 $2,133
Total Affiliated Securities ... $16,936,420 $112,161,930 $(106,650,034) $— $— $22,448,316 $118,358
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $27,739,219 $5,100,000 $(10,458,750) $(2,721,841) $811,600 $20,470,228 2,693,451 $1,122,297
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . 9,106,742 104,697,739 (100,532,773) — — 13,271,708 13,271,708 63,295
Total Non-Controlled Affiliates $36,845,961 $109,797,739 $(110,991,523) $ (2,721,841) $ 811,600 $33,741,936 $ 1,185,592
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Strategic Income VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $12,912,000 $(12,912,000) $— $— $— — $229
Total Affiliated Securities ... $36,845,961 $122,709,739 $(123,903,523) $(2,721,841) $811,600 $33,741,936 $1,185,821
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $5,805,544 $43,626,387 $(38,880,121) $ — $ — $10,551,810 10,551,810 $41,669
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $170,471 $3,970,863 $(4,141,334) $— $— $— — $8
Total Affiliated Securities ... $5,976,015 $47,597,250 $(43,021,455) $— $— $10,551,810 $41,677
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $50,936,475 $156,204,490 $(154,295,426) $— $— $52,845,539 52,845,539 $206,959
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $192,332 $185,492,287 $(176,428,576) $— $— $9,256,043 9,256,043 $52,072
Total Affiliated Securities ... $51,128,807 $341,696,777 $(330,724,002) $— $— $62,101,582 $259,031
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $94,380,135 $769,445,537 $(762,556,893) $— $— $101,268,779 101,268,779 $456,103
Total Affiliated Securities ... $94,380,135 $769,445,537 $(762,556,893) $— $— $101,268,779 $456,103
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $26,654,112 $(24,277,310) $— $— $2,376,802 2,376,802 $15,362
Total Affiliated Securities ... $— $26,654,112 $(24,277,310) $— $— $2,376,802 $15,362
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,141,085 $ 2,703,995 $ — $ 10,845,080
Air Freight & Logistics ................... 2,559,278 935,324 — 3,494,602
Airlines .............................. 108,340 214,014 — 322,354
Auto Components ...................... 581,409 1,558,415 — 2,139,824
Automobiles .......................... 1,784,019 2,713,261 — 4,497,280
Banks ............................... 7,601,392 7,799,274 — 15,400,666
Beverages ........................... 4,495,450 920,616 — 5,416,066
Biotechnology ......................... 4,321,540 2,533,049 — 6,854,589
Building Products ...................... 1,131,949 476,539 — 1,608,488
Capital Markets ........................ 6,527,664 3,287,725 — 9,815,389
Chemicals ........................... 5,213,460 3,766,704 — 8,980,164
Commercial Services & Supplies ........... 646,715 112,180 — 758,895
Communications Equipment .............. 3,448,170 — — 3,448,170
Construction Materials .................. 1,088,020 580,339 — 1,668,359
Consumer Finance ..................... 2,121,441 — — 2,121,441
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Containers & Packaging ................. $ 147,998 $ — $ — $ 147,998
Distributors ........................... 121,099 — — 121,099
Diversified Consumer Services ............ 296,172 — — 296,172
Diversified Financial Services ............. 2,430,066 936,796 — 3,366,862
Diversified Telecommunication Services ..... 509,871 1,537,020 — 2,046,891
Electric Utilities ........................ 3,048,355 775,600 — 3,823,955
Electrical Equipment .................... 2,129,147 527,952 — 2,657,099
Electronic Equipment, Instruments &
Components .......................... 3,763,277 498,497 — 4,261,774
Energy Equipment & Services ............. — 837,805 — 837,805
Entertainment ......................... 1,844,198 1,106,330 — 2,950,528
Equity Real Estate Investment Trusts (REITs) . 4,277,797 539,933 — 4,817,730
Food & Staples Retailing ................. 1,199,512 1,188,712 — 2,388,224
Food Products ........................ 1,021,488 1,599,482 — 2,620,970
Gas Utilities .......................... 168,770 176,371 — 345,141
Health Care Equipment & Supplies ......... 6,444,754 2,370,528 — 8,815,282
Health Care Providers & Services .......... 9,420,018 490,066 — 9,910,084
Health Care Technology ................. 115,416 39,086 — 154,502
Hotels, Restaurants & Leisure ............. 1,895,843 439,340 — 2,335,183
Household Durables .................... 119,612 861,940 — 981,552
Household Products .................... 1,198,011 — — 1,198,011
Independent Power and Renewable Electricity
Producers ............................ 64,449 127,917 — 192,366
Industrial Conglomerates ................ 1,176,746 1,723,496 — 2,900,242
Insurance ............................ 4,706,899 2,890,293 — 7,597,192
Interactive Media & Services .............. 8,403,693 95,831 — 8,499,524
Internet & Direct Marketing Retail .......... 7,874,033 1,672,800 — 9,546,833
IT Services ........................... 9,382,433 3,331,927 — 12,714,360
Leisure Products ....................... — 110,775 — 110,775
Life Sciences Tools & Services ............ 5,216,959 852,330 — 6,069,289
Machinery ............................ 6,556,096 1,195,932 — 7,752,028
Marine .............................. 58,562 169,598 — 228,160
Media ............................... 3,154,821 2,425,909 — 5,580,730
Metals & Mining ....................... 664,412 2,026,974 — 2,691,386
Multiline Retail ........................ 212,728 342,646 — 555,374
Multi-Utilities .......................... 3,680,962 724,660 — 4,405,622
Oil, Gas & Consumable Fuels ............. 7,804,010 5,348,368 — 13,152,378
Personal Products ..................... 714,818 927,478 — 1,642,296
Pharmaceuticals ....................... 7,668,263 5,680,794 — 13,349,057
Professional Services ................... 1,480,987 2,138,914 — 3,619,901
Real Estate Management & Development .... 151,825 538,477 — 690,302
Road & Rail .......................... 2,466,221 183,097 — 2,649,318
Semiconductors & Semiconductor Equipment . 8,669,542 3,192,313 — 11,861,855
Software ............................. 23,878,632 1,889,254 — 25,767,886
Specialty Retail ........................ 4,202,953 240,571 — 4,443,524
Technology Hardware, Storage & Peripherals . 7,931,064 1,289,461 — 9,220,525
Textiles, Apparel & Luxury Goods .......... 1,061,339 1,015,213 — 2,076,552
Thrifts & Mortgage Finance ............... 190,003 — — 190,003
Tobacco ............................. 403,073 1,068,311 — 1,471,384
Trading Companies & Distributors .......... 1,329,436 751,165 — 2,080,601
Water Utilities ......................... 210,729 — — 210,729
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 143,964 $ 610,975 $ — $ 754,939
Management Investment Companies ......... 11,375,176 — — 11,375,176
Private Limited Partnership Funds ............ 1,603,580 — — 1,603,580
Corporate Bonds ........................ — 54,671,738 — 54,671,738
Foreign Government and Agency Securities .... — 9,458,368 — 9,458,368
U.S. Government and Agency Securities ....... — 97,976,332 — 97,976,332
Asset-Backed Securities .................. — 3,089,924 — 3,089,924
Commercial Mortgage-Backed Securities ...... — 2,625,790 — 2,625,790
Mortgage-Backed Securities ................ — 23,480,340 — 23,480,340
Municipal Bonds ......................... — 1,922,952 — 1,922,952
Residential Mortgage-Backed Securities ...... — 791,039 — 791,039
Options purchased ....................... 766 — — 766
Short Term Investments ................... 19,570,815 177,65 2 — 19,748,467
Total Investments in Securities ........... $241,931,325 $278,286,507
a
$— $520,217,832
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 174,035 $ — $ 174,035
Futures contracts ........................ 1,803,833 — — 1,803,833
Swap contracts ......................... — 284,056 — 284,056
Total Other Financial Instruments ......... $1,803,833 $458,091 $— $2,261,924
Liabilities:
Other Financial Instruments:
Options written .......................... $ 29,328 $ 625 $ — $ 29,953
Forward exchange contracts ................ — 332,532 — 332,532
Futures contracts ........................ 1,800,701 — — 1,800,701
Swap contracts .......................... — 7,635 — 7,635
Total Other Financial Instruments ......... $1,830,029 $340,792 $— $2,170,821
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 774,721 — — 774,721
Automobiles .......................... 3,946,124 — — 3,946,124
Biotechnology ......................... 255,087 599,327 — 854,414
Capital Markets ........................ 2,099,620 — — 2,099,620
Chemicals ........................... 1,479,872 — — 1,479,872
Construction & Engineering ............... 715,168 — — 715,168
Electric Utilities ........................ 1,628,654 — — 1,628,654
Electrical Equipment .................... 30,732 — — 30,732
Electronic Equipment, Instruments &
Components .......................... 629,667 475,348 — 1,105,015
Energy Equipment & Services ............. 312,366 — — 312,366
Entertainment ......................... 126,841 — — 126,841
Equity Real Estate Investment Trusts (REITs) . 961,198 — — 961,198
Health Care Equipment & Supplies ......... 6,150,566 — — 6,150,566
Health Care Providers & Services .......... 1,546,512 — — 1,546,512
Health Care Technology ................. 601,647 — — 601,647
Hotels, Restaurants & Leisure ............. 819,744 — — 819,744
Interactive Media & Services .............. 4,945,677 — — 4,945,677
Internet & Direct Marketing Retail .......... 7,272,589 — — 7,272,589
IT Services ........................... 6,061,475 1,399,387 — 7,460,862
Life Sciences Tools & Services ............ 7,265,912 609,736 — 7,875,648
Machinery ............................ 569,088 — — 569,088
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ 1,729,822 $ — $ — $ 1,729,822
Professional Services ................... 195,508 — — 195,508
Semiconductors & Semiconductor Equipment . 10,550,133 251,237 — 10,801,370
Software ............................. 26,408,147 12,957 — 26,421,104
Technology Hardware, Storage & Peripherals . 1,784,438 — — 1,784,438
Trading Companies & Distributors .......... 180,891 — — 180,891
Preferred Stocks ........................ — 96,858 — 96,858
Short Term Investments ................... 1,867,773 — — 1,867,773
Total Investments in Securities ........... $90,909,972 $3,444,850
b
$— $94,354,822
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 697,847 — 697,847
Equity Real Estate Investment Trusts (REITs) . 65,935,551 20,194,366 — 86,129,917
Real Estate Management & Development .... 1,096,610 13,559,985 — 14,656,595
Short Term Investments ................... — 981,556 — 981,556
Total Investments in Securities ........... $67,032,161 $35,433,754
c
$— $102,465,915
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,300,116 — — 1,300,116
Air Freight & Logistics ................... 915,124 — — 915,124
Banks ............................... 2,249,350 — — 2,249,350
Beverages ........................... 1,512,077 — — 1,512,077
Capital Markets ........................ 2,280,226 — — 2,280,226
Chemicals ........................... 436,150 181,731 — 617,881
Commercial Services & Supplies ........... 558,444 — — 558,444
Communications Equipment .............. 645,600 — — 645,600
Consumer Finance ..................... 147,052 — — 147,052
Diversified Financial Services ............. 555,443 — — 555,443
Diversified Telecommunication Services ..... 143,971 — — 143,971
Electric Utilities ........................ 2,540,665 — — 2,540,665
Electrical Equipment .................... 767,925 — — 767,925
Equity Real Estate Investment Trusts (REITs) . 727,644 — — 727,644
Food & Staples Retailing ................. 438,386 — — 438,386
Food Products ........................ 309,241 — — 309,241
Health Care Equipment & Supplies ......... 904,400 — — 904,400
Health Care Providers & Services .......... 1,275,120 — — 1,275,120
Hotels, Restaurants & Leisure ............. 603,385 — — 603,385
Household Products .................... 1,005,581 — — 1,005,581
Insurance ............................ 221,730 — — 221,730
Life Sciences Tools & Services ............ 550,808 — — 550,808
Machinery ............................ 169,811 — — 169,811
Media ............................... 176,127 — — 176,127
Multiline Retail ........................ 799,822 — — 799,822
Oil, Gas & Consumable Fuels ............. 3,114,677 — — 3,114,677
Pharmaceuticals ....................... 2,164,263 — — 2,164,263
Road & Rail .......................... 261,224 — — 261,224
Semiconductors & Semiconductor Equipment . 1,085,539 — — 1,085,539
Software ............................. 751,535 — — 751,535
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialty Retail ........................ $ 632,231 $ — $ — $ 632,231
Water Utilities ......................... 299,136 — — 299,136
Equity-Linked Securities ................... — 3,069,361 — 3,069,361
Convertible Preferred Stocks ............... 2,127,794 — — 2,127,794
Short Term Investments ................... 376,000 1,961,662 — 2,337,662
Total Investments in Securities ........... $32,046,597 $5,212,754
d
$— $37,259,351
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 57,047,500 — — 57,047,500
Air Freight & Logistics ................... 25,474,858 — — 25,474,858
Banks ............................... 115,913,800 — — 115,913,800
Biotechnology ......................... 31,212,150 — — 31,212,150
Capital Markets ........................ 24,493,100 — — 24,493,100
Chemicals ........................... 25,845,365 8,635,581 — 34,480,946
Diversified Telecommunication Services ..... 27,767,454 — — 27,767,454
Electric Utilities ........................ 72,588,000 — — 72,588,000
Energy Equipment & Services ............. 4,843,500 — — 4,843,500
Health Care Equipment & Supplies ......... 14,535,000 — — 14,535,000
Health Care Providers & Services .......... 171,686 — — 171,686
Household Products .................... 15,150,000 — — 15,150,000
Insurance ............................ 30,390,000 — — 30,390,000
IT Services ........................... 23,723,862 — — 23,723,862
Media ............................... 15,039,515 — — 15,039,515
Metals & Mining ....................... 22,879,027 — — 22,879,027
Multiline Retail ........................ 7,419,500 — — 7,419,500
Multi-Utilities .......................... 41,138,600 — — 41,138,600
Oil, Gas & Consumable Fuels ............. 117,307,500 — — 117,307,500
Pharmaceuticals ....................... 90,592,000 — — 90,592,000
Road & Rail .......................... 3,896,400 — — 3,896,400
Semiconductors & Semiconductor Equipment . 73,694,614 — — 73,694,614
Software ............................. 13,791,132 — — 13,791,132
Specialty Retail ........................ 8,830,080 — — 8,830,080
Tobacco ............................. 16,602,000 — — 16,602,000
Equity-Linked Securities ................... — 392,326,058 — 392,326,058
Convertible Preferred Stocks :
Capital Markets ........................ 2,721,000 — — 2,721,000
Electric Utilities ........................ 31,090,512 — — 31,090,512
Multi-Utilities .......................... 20,056,000 — — 20,056,000
Thrifts & Mortgage Finance ............... — 4,868,750 — 4,868,750
Convertible Bonds ....................... — 9,293,735 — 9,293,735
Corporate Bonds ........................ — 1,242,962,450 — 1,242,962,450
U.S. Government and Agency Securities ....... — 286,498,082 — 286,498,082
Asset-Backed Securities .................. — 7,908,759 — 7,908,759
Mortgage-Backed Securities ................ — 1,547,299 — 1,547,299
Escrows and Litigation Trusts ............... — 8,823,062 — 8,823,062
Short Term Investments ................... 41,356,349 6,022,580 — 47,378,929
Total Investments in Securities ........... $975,570,504 $1,968,886,356
e
$— $2,944,456,860
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ........................ $ 77,028,385 $ — $ — $ 77,028,385
Short Term Investments ................... — 2,384,202 — 2,384,202
Total Investments in Securities ........... $77,028,385 $2,384,202 $— $79,412,587
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 5,908,216 — 5,908,216
Auto Components ...................... — 3,596,212 13,988 3,610,200
Automobiles .......................... 6,410,780 — — 6,410,780
Banks ............................... 10,079,077 21,721,179 — 31,800,256
Building Products ...................... 8,044,369 — — 8,044,369
Capital Markets ........................ 6,827,324 — — 6,827,324
Chemicals ........................... — 5,928,098 — 5,928,098
Diversified Financial Services ............. 8,844,798 — — 8,844,798
Diversified Telecommunication Services ..... — 9,731,634 — 9,731,634
Electrical Equipment .................... — 5,673,905 — 5,673,905
Energy Equipment & Services ............. 7,918,925 — — 7,918,925
Entertainment ......................... 13,483,449 — — 13,483,449
Food Products ........................ 7,935,933 6,782,812 — 14,718,745
Health Care Equipment & Supplies ......... 7,440,305 — — 7,440,305
Health Care Providers & Services .......... 23,119,177 5,083,552 — 28,202,729
Household Durables .................... 7,538,957 — — 7,538,957
Household Products .................... — 5,578,730 — 5,578,730
Industrial Conglomerates ................ — 5,960,273 — 5,960,273
Insurance ............................ 16,704,426 12,721,140 — 29,425,566
Interactive Media & Services .............. 9,540,223 — — 9,540,223
Internet & Direct Marketing Retail .......... 4,080,536 — — 4,080,536
IT Services ........................... 13,592,920 6,547,806 — 20,140,726
Machinery ............................ 7,607,565 4,524,009 — 12,131,574
Media ............................... 6,755,908 — — 6,755,908
Metals & Mining ....................... — 6,059,750 — 6,059,750
Oil, Gas & Consumable Fuels ............. 7,822,432 10,403,921 — 18,226,353
Personal Products ..................... 7,069,652 — — 7,069,652
Pharmaceuticals ....................... 15,335,341 7,006,537 — 22,341,878
Real Estate Management & Development .... 5,775,481 — — 5,775,481
Semiconductors & Semiconductor Equipment . 3,817,244 6,302,713 — 10,119,957
Software ............................. 5,293,399 — — 5,293,399
Technology Hardware, Storage & Peripherals . 5,120,571 5,233,221 — 10,353,792
Tobacco ............................. — 6,929,983 — 6,929,983
Trading Companies & Distributors .......... 8,111,486 — — 8,111,486
Preferred Stocks ........................ — 5,187,192 — 5,187,192
Warrants .............................. — 109 — 109
Corporate Bonds ........................ — 2,103,256 — 2,103,256
Companies in Liquidation .................. — — —
g
—
Short Term Investments ................... — 4,691,558 — 4,691,558
Total Investments in Securities ........... $224,270,278 $153,675,806
h
$13,988 $377,960,072
Other Financial Instruments:
Forward exchange contracts ............... $— $3,081,220 $— $3,081,220
Futures contracts ........................ 278,552 — — 278,552
Total Other Financial Instruments ......... $278,552 $3,081,220 $— $3,359,772
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $169,106 $— $169,106
Total Other Financial Instruments ......... $— $169,106 $— $169,106
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... — — 57,083 57,083
Automobiles .......................... 37,785,012 — — 37,785,012
Banks ............................... 116,279,508 28,440,428 — 144,719,936
Building Products ...................... 41,107,215 — — 41,107,215
Capital Markets ........................ 37,255,607 — — 37,255,607
Chemicals ........................... 34,794,919 — — 34,794,919
Commercial Services & Supplies ........... 20,916,837 — — 20,916,837
Consumer Finance ..................... 16,427,121 — — 16,427,121
Containers & Packaging ................. 25,866,122 — — 25,866,122
Diversified Financial Services ............. 35,417,487 — — 35,417,487
Diversified Telecommunication Services ..... — — 5,662,112 5,662,112
Electrical Equipment .................... 21,709,300 — — 21,709,300
Electronic Equipment, Instruments &
Components .......................... 35,734,267 — — 35,734,267
Energy Equipment & Services ............. 39,975,942 — — 39,975,942
Entertainment ......................... 60,280,999 — — 60,280,999
Equity Real Estate Investment Trusts (REITs) . 27,313,931 — — 27,313,931
Food Products ........................ 46,085,465 — — 46,085,465
Health Care Equipment & Supplies ......... 36,840,007 — — 36,840,007
Health Care Providers & Services .......... 130,991,712 — — 130,991,712
Household Durables .................... 40,100,325 — — 40,100,325
Insurance ............................ 75,099,521 — — 75,099,521
Interactive Media & Services .............. 32,561,249 — — 32,561,249
Internet & Direct Marketing Retail .......... 21,219,714 — — 21,219,714
IT Services ........................... 108,546,683 — — 108,546,683
Machinery ............................ 37,912,307 — — 37,912,307
Media ............................... 61,993,515 — — 61,993,515
Oil, Gas & Consumable Fuels ............. 31,084,221 54,188,428 — 85,272,649
Pharmaceuticals ....................... 132,961,882 22,549,344 — 155,511,226
Professional Services ................... 30,288,446 — — 30,288,446
Real Estate Management & Development .... 27,992,279 — — 27,992,279
Software ............................. 62,699,992 — — 62,699,992
Specialty Retail ........................ — — —
g
—
Technology Hardware, Storage & Peripherals . 24,075,900 — — 24,075,900
Textiles, Apparel & Luxury Goods .......... 39,719,581 — — 39,719,581
Tobacco ............................. — 30,783,462 — 30,783,462
Wireless Telecommunication Services ....... 39,462,349 — — 39,462,349
Warrants :
Diversified Telecommunication Services ..... — — 319,288 319,288
Software ............................. — 1,916 — 1,916
Corporate Bonds ........................ — 60,438,190 — 60,438,190
Senior Floating Rate Interests ............... — 25,906,883 — 25,906,883
Asset-Backed Securities .................. — 1,786,615 — 1,786,615
Companies in Liquidation .................. — — —
g
—
Short Term Investments ................... — 36,388,607 — 36,388,607
Total Investments in Securities ........... $1,530,499,415 $260,483,873
i
$6,038,483 $1,797,021,771
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $— $884,795 $— $884,795
Futures contracts ........................ 506,047 — — 506,047
Total Other Financial Instruments ......... $506,047 $884,795 $— $1,390,842
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $3,071 $— $3,071
Total Other Financial Instruments ......... $— $3,071 $— $3,071
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ........................ 1,136,692,789 — — 1,136,692,789
Short Term Investments ................... 35,063,053 — — 35,063,053
Total Investments in Securities ........... $1,171,755,842 $— $— $1,171,755,842
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 14,756,270 3,787,030 — 18,543,300
Auto Components ...................... 7,201,859 — — 7,201,859
Banks ............................... 136,178,629 — — 136,178,629
Biotechnology ......................... 3,741,314 — — 3,741,314
Building Products ...................... 35,997,703 — — 35,997,703
Chemicals ........................... 24,837,446 7,946,421 — 32,783,867
Commercial Services & Supplies ........... 2,442,704 — — 2,442,704
Communications Equipment .............. 28,207,168 — — 28,207,168
Construction & Engineering ............... 41,103,350 — — 41,103,350
Construction Materials .................. 20,734,026 — — 20,734,026
Consumer Finance ..................... 6,785,746 — — 6,785,746
Electric Utilities ........................ 1,015,546 — — 1,015,546
Electrical Equipment .................... 7,796,998 — — 7,796,998
Electronic Equipment, Instruments &
Components .......................... 42,071,523 — — 42,071,523
Energy Equipment & Services ............. 37,693,374 — — 37,693,374
Equity Real Estate Investment Trusts (REITs) . 26,873,624 — — 26,873,624
Food Products ........................ 8,726,388 21,193,679 — 29,920,067
Health Care Equipment & Supplies ......... 40,778,180 — — 40,778,180
Hotels, Restaurants & Leisure ............. 47,285,935 4,168,388 — 51,454,323
Household Durables .................... 9,347,538 — — 9,347,538
Insurance ............................ 59,711,552 — — 59,711,552
Leisure Products ....................... 904,257 — — 904,257
Machinery ............................ 36,369,670 — — 36,369,670
Metals & Mining ....................... 5,873,572 — — 5,873,572
Multi-Utilities .......................... 2,461,308 — — 2,461,308
Oil, Gas & Consumable Fuels ............. 47,640,462 — — 47,640,462
Professional Services ................... 28,493,185 — — 28,493,185
Real Estate Management & Development .... 4,911,581 — — 4,911,581
Road & Rail .......................... 10,879,590 — — 10,879,590
Semiconductors & Semiconductor Equipment . 9,776,795 — — 9,776,795
Software ............................. 23,348,602 12,872,218 — 36,220,820
Specialty Retail ........................ 7,876,730 — — 7,876,730
Textiles, Apparel & Luxury Goods .......... 5,470,772 — — 5,470,772
Thrifts & Mortgage Finance ............... 19,752,283 — — 19,752,283
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $66,421,659 $— $— $ 66,421,659
Short Term Investments ................... 26,836,996 — — 26,836,996
Total Investments in Securities ........... $900,304,335 $49,967,736
j
$— $950,272,071
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 5,720,538 — — 5,720,538
Airlines .............................. 4,051,864 — — 4,051,864
Banks ............................... 3,290,644 — — 3,290,644
Beverages ........................... 998,550 — — 998,550
Biotechnology ......................... 11,527,133 — — 11,527,133
Building Products ...................... 4,677,363 — — 4,677,363
Capital Markets ........................ 15,678,348 — — 15,678,348
Commercial Services & Supplies ........... 4,924,648 — — 4,924,648
Communications Equipment .............. 5,847,702 — — 5,847,702
Containers & Packaging ................. 6,932,944 — — 6,932,944
Electrical Equipment .................... 8,154,721 — — 8,154,721
Electronic Equipment, Instruments &
Components .......................... 10,992,162 — — 10,992,162
Entertainment ......................... 967,680 — — 967,680
Equity Real Estate Investment Trusts (REITs) . 9,583,278 — — 9,583,278
Food Products ........................ 951,710 — — 951,710
Health Care Equipment & Supplies ......... 18,666,754 — — 18,666,754
Health Care Providers & Services .......... 5,942,369 — — 5,942,369
Health Care Technology ................. 6,294,960 — — 6,294,960
Hotels, Restaurants & Leisure ............. 22,547,256 — — 22,547,256
Household Durables .................... 4,712,729 — — 4,712,729
Interactive Media & Services .............. 6,018,086 — — 6,018,086
IT Services ........................... 15,188,742 2,120,284 — 17,309,026
Leisure Products ....................... — — 5,776,299 5,776,299
Life Sciences Tools & Services ............ 16,932,674 — — 16,932,674
Machinery ............................ 4,846,879 — — 4,846,879
Oil, Gas & Consumable Fuels ............. 4,493,255 — — 4,493,255
Personal Products ..................... 4,129,595 — — 4,129,595
Pharmaceuticals ....................... 4,686,939 — — 4,686,939
Professional Services ................... 11,621,534 — — 11,621,534
Road & Rail .......................... 9,018,758 — — 9,018,758
Semiconductors & Semiconductor Equipment . 16,249,842 — — 16,249,842
Software ............................. 49,682,571 — — 49,682,571
Specialty Retail ........................ 18,395,696 — — 18,395,696
Textiles, Apparel & Luxury Goods .......... 8,320,472 — — 8,320,472
Trading Companies & Distributors .......... 6,652,780 — — 6,652,780
Convertible Preferred Stocks ............... — — 4,748,130 4,748,130
Warrants .............................. — — 19,487 19,487
Short Term Investments ................... 22,448,316 — — 22,448,316
Total Investments in Securities ........... $351,149,492 $2,120,284
k
$10,543,916 $363,813,692
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 445,408 $ — $ — $ 445,408
Media ............................... 89,956 — 968 90,924
Multiline Retail ........................ — — —
g
—
Oil, Gas & Consumable Fuels ............. 2,832 588,806 —
g
591 , 638
Management Investment Companies ......... — 20,470,228 — 20,470,228
Warrants .............................. — — —
g
—
Convertible Bonds ....................... — 4,057 — 4,057
Corporate Bonds :
Aerospace & Defense ................... — 2,104,941 — 2,104,941
Air Freight & Logistics ................... — 752,454 — 752,454
Airlines .............................. — 1,880,840 — 1,880,840
Auto Components ...................... — 3,594,338 — 3,594,338
Automobiles .......................... — 837,612 — 837,612
Banks ............................... — 15,154,234 — 15,154,234
Beverages ........................... — 1,530,280 — 1,530,280
Biotechnology ......................... — 975,914 — 975,914
Building Products ...................... — 1,574,692 — 1,574,692
Capital Markets ........................ — 6,298,878 — 6,298,878
Chemicals ........................... — 6,338,632 — 6,338,632
Commercial Services & Supplies ........... — 1,988,586 — 1,988,586
Construction & Engineering ............... — 641,404 — 641,404
Consumer Finance ..................... — 1,063,495 — 1,063,495
Containers & Packaging ................. — 2,456,314 — 2,456,314
Diversified Consumer Services ............ — 725,784 — 725,784
Diversified Financial Services ............. — 1,339,858 — 1,339,858
Diversified Telecommunication Services ..... — 3,216,249 — 3,216,249
Electric Utilities ........................ — 3,245,124 — 3,245,124
Electrical Equipment .................... — 906,851 — 906,851
Electronic Equipment, Instruments &
Components .......................... — 1,454,377 — 1,454,377
Energy Equipment & Services ............. — 405,025 — 405,025
Entertainment ......................... — 1,521,439 — 1,521,439
Equity Real Estate Investment Trusts (REITs) . — 3,744,009 — 3,744,009
Food Products ........................ — 1,059,800 — 1,059,800
Gas Utilities .......................... — 199,955 — 199,955
Health Care Equipment & Supplies ......... — 585,528 — 585,528
Health Care Providers & Services .......... — 4,423,603 — 4,423,603
Hotels, Restaurants & Leisure ............. — 4,042,454 — 4,042,454
Household Durables .................... — 651,417 — 651,417
Household Products .................... — 907,995 — 907,995
Independent Power and Renewable Electricity
Producers ............................ — 5,538,978 — 5,538,978
Insurance ............................ — 963,293 — 963,293
Interactive Media & Services .............. — 1,659,151 — 1,659,151
Internet & Direct Marketing Retail .......... — 760,045 — 760,045
IT Services ........................... — 3,465,163 — 3,465,163
Machinery ............................ — 714,253 — 714,253
Marine .............................. — 1,197,438 — 1,197,438
Media ............................... — 4,785,134 — 4,785,134
Metals & Mining ....................... — 975,950 — 975,950
Multiline Retail ........................ — 396,488 —
g
396,488
Multi-Utilities .......................... — 1,041,789 — 1,041,789
Oil, Gas & Consumable Fuels ............. — 13,166,619 — 13,166,619
Paper & Forest Products ................. — 1,068,749 — 1,068,749
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Personal Products ..................... $ — $ 777,182 $ — $ 777,182
Pharmaceuticals ....................... — 3,399,599 — 3,399,599
Real Estate Management & Development .... — 1,616,628 — 1,616,628
Road & Rail .......................... — 1,898,086 — 1,898,086
Software ............................. — 1,225,979 — 1,225,979
Specialty Retail ........................ — 2,031,507 — 2,031,507
Technology Hardware, Storage & Peripherals . — 156,570 — 156,570
Thrifts & Mortgage Finance ............... — 1,499,879 — 1,499,879
Tobacco ............................. — 1,261,158 — 1,261,158
Trading Companies & Distributors .......... — 1,767,831 — 1,767,831
Transportation Infrastructure .............. — 113,126 — 113,126
Wireless Telecommunication Services ....... — 1,919,515 — 1,919,515
Marketplace Loans ...................... — — 8,135,509 8,135,509
Foreign Government and Agency Securities .... — 16,920,950 — 16,920,950
U.S. Government and Agency Securities ....... — 59,292,229 — 59,292,229
Asset-Backed Securities .................. — 19,725,933 — 19,725,933
Commercial Mortgage-Backed Securities ...... — 1,598,647 — 1,598,647
Mortgage-Backed Securities ................ — 19,174,859 — 19,174,859
Municipal Bonds ......................... — 1,518,675 — 1,518,675
Residential Mortgage-Backed Securities ...... — 15,529,140 — 15,529,140
Escrows and Litigation Trusts ............... — 2,430 —
g
2,430
Short Term Investments ................... 13,271,708 — — 13,271,708
Total Investments in Securities ........... $13,809,904 $283,848,146 $8,136,477 $305,794,527
Other Financial Instruments:
Forward exchange contracts ............... $— $195,126 $— $195,126
Swap contracts ......................... — 78,065 — 78,065
Total Other Financial Instruments ......... $— $273,191 $— $273,191
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $16,525 $— $16,525
Futures contracts ........................ 341,062 — — 341,062
Swap contracts .......................... — 1,278,181 — 1,278,181
Total Other Financial Instruments ......... $341,062 $1,294,706 $— $1,635,768
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
f
Corporate Bonds ........................ — 8,944,706 — 8,944,706
Foreign Government and Agency Securities .... — 13,074,597 — 13,074,597
U.S. Government and Agency Securities ....... — 83,348,830 — 83,348,830
Mortgage-Backed Securities ................ — 471,118,742 — 471,118,742
Short Term Investments ................... — 20,073,954 — 20,073,954
Total Investments in Securities ........... $— $596,560,829 $— $596,560,829
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ........................ 96,388,173 — — 96,388,173
Management Investment Companies ......... 54,576,098 — — 54,576,098
Short Term Investments ................... 8,743,465 — — 8,743,465
Total Investments in Securities ........... $159,707,736 $— $— $159,707,736
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Futures contracts ........................ $4,307,464 $— $— $4,307,464
Total Other Financial Instruments ......... $4,307,464 $— $— $4,307,464
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $— $583 $— $583
Total Other Financial Instruments ......... $— $583 $— $583
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,434,333 $ — $ — $ 5,434,333
Cambodia ............................ — 739,104 — 739,104
Chile ................................ 1,184,055 — — 1,184,055
China ............................... 5,349,482 48,033,486 1,913,866 55,296,834
Hong Kong ........................... — 2,900,806 — 2,900,806
Hungary ............................. — 1,582,399 — 1,582,399
India ................................ — 24,946,686 — 24,946,686
Indonesia ............................ — 1,908,585 — 1,908,585
Mexico .............................. 4,712,514 — — 4,712,514
Pakistan ............................. 304,695 — — 304,695
Peru ................................ 900,955 — — 900,955
Philippines ............................ — 618,997 — 618,997
Russia ............................... — — —
l
—
South Africa ........................... — 1,502,304 — 1,502,304
South Korea .......................... — 34,566,380 — 34,566,380
Taiwan ............................... — 29,812,990 — 29,812,990
Thailand ............................. — 4,940,311 — 4,940,311
United Kingdom ........................ — 3,541,657 — 3,541,657
United States .......................... 7,815,127 — — 7,815,127
Preferred Stocks ........................ 16,393,860 — — 16,393,860
Escrows and Litigation Trusts ............... — — —
g
—
Short Term Investments ................... 10,551,810 — — 10,551,810
Total Investments in Securities ........... $52,646,831 $155,093,705
m
$1,913,866 $209,654,402
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 27,573,790 $ — $ 27,573,790
Airlines .............................. — 4,864,841 — 4,864,841
Auto Components ...................... — 24,102,801 — 24,102,801
Automobiles .......................... — 30,424,549 — 30,424,549
Banks ............................... 14,319,695 89,233,854 — 103,553,549
Chemicals ........................... — 7,649,919 — 7,649,919
Construction Materials .................. — 9,500,011 — 9,500,011
Diversified Financial Services ............. 10,063,587 19,287,704 — 29,351,291
Electronic Equipment, Instruments &
Components .......................... — 5,535,662 — 5,535,662
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Energy Equipment & Services ............. $ — $ 17,238,517 $ — $ 17,238,517
Food & Staples Retailing ................. — 14,157,974 — 14,157,974
Health Care Providers & Services .......... — 7,888,848 — 7,888,848
Household Durables .................... — 8,637,085 — 8,637,085
Industrial Conglomerates ................ — 31,989,534 — 31,989,534
Insurance ............................ — 26,677,650 — 26,677,650
Interactive Media & Services .............. 2,741,042 — — 2,741,042
Internet & Direct Marketing Retail .......... — 28,443,470 — 28,443,470
Machinery ............................ — 9,403,810 — 9,403,810
Media ............................... — 11,306,133 — 11,306,133
Metals & Mining ....................... 11,068,351 12,298,111 — 23,366,462
Multiline Retail ........................ — 6,090,431 — 6,090,431
Multi-Utilities .......................... — 9,251,484 — 9,251,484
Oil, Gas & Consumable Fuels ............. — 85,887,011 — 85,887,011
Pharmaceuticals ....................... — 47,839,291 — 47,839,291
Professional Services ................... — 13,464,783 — 13,464,783
Semiconductors & Semiconductor Equipment . 16,963,650 36,041,317 — 53,004,967
Technology Hardware, Storage & Peripherals . — 27,004,314 — 27,004,314
Tobacco ............................. — 19,442,496 — 19,442,496
Short Term Investments ................... 62,101,582 — — 62,101,582
Total Investments in Securities ........... $117,257,907 $631,235,390
n
$— $748,493,297
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................. $ — $ 21,069,644 $ 3,733,695 $ 24,803,339
Brazil ................................ — 31,545,077 — 31,545,077
Colombia ............................. — 80,154,376 — 80,154,376
Ghana ............................... — 13,283,884 — 13,283,884
India ................................ — 75,441,367 — 75,441,367
Indonesia ............................ — 140,011,076 — 140,011,076
Norway .............................. — 65,677,231 — 65,677,231
South Korea .......................... — 223,577,083 — 223,577,083
Supranational ......................... — 2,251,384 — 2,251,384
Thailand ............................. — 45,872,521 — 45,872,521
United Kingdom ........................ — 28,844,957 — 28,844,957
U.S. Government and Agency Securities ....... — 389,470,358 — 389,470,358
Short Term Investments ................... 101,268,779 418,434,915 — 519,703,694
Total Investments in Securities ........... $101,268,779 $1,535,633,873 $3,733,695 $1,640,636,347
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 13,416,878 $ — $ 13,416,878
Restricted Currency (ARS) ................. — 203,139 — 203,139
Total Other Financial Instruments ......... $— $13,620,017 $— $13,620,017
Receivables:
Investment Securities Sold (ARS) ............ $— $391,230 $— $391,230
Interest (ARS) ........................... — 222,331 — 222,331
Total Receivables $— $613,561 $— $613,561
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 34,302,550 $ — $ 34,302,550
Total Other Financial Instruments ......... $— $34,302,550 $— $34,302,550
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 10,338,029 $ — $ 10,338,029
Airlines .............................. — 2,368,852 — 2,368,852
Auto Components ...................... 3,853,778 3,835,916 — 7,689,694
Automobiles .......................... — 3,611,382 — 3,611,382
Banks ............................... — 2,677,375 — 2,677,375
Beverages ........................... — 12,067,958 — 12,067,958
Biotechnology ......................... 9,866,717 — — 9,866,717
Chemicals ........................... 11,182,671 — — 11,182,671
Consumer Finance ..................... 3,927,500 — — 3,927,500
Containers & Packaging ................. 3,301,405 — — 3,301,405
Electrical Equipment .................... — 3,518,935 — 3,518,935
Entertainment ......................... 7,579,038 — — 7,579,038
Food Products ........................ — 6,168,828 — 6,168,828
Health Care Equipment & Supplies ......... 14,609,154 — — 14,609,154
Health Care Providers & Services .......... 15,128,652 3,891,625 — 19,020,277
Hotels, Restaurants & Leisure ............. 14,924,638 4,223,116 — 19,147,754
Household Durables .................... — 5,236,289 — 5,236,289
Industrial Conglomerates ................ 4,238,700 4,225,085 — 8,463,785
Insurance ............................ — 6,052,360 — 6,052,360
Interactive Media & Services .............. 3,357,315 — — 3,357,315
Internet & Direct Marketing Retail .......... 4,263,262 2,055,985 — 6,319,247
IT Services ........................... 9,589,580 — — 9,589,580
Life Sciences Tools & Services ............ 3,162,119 — — 3,162,119
Machinery ............................ 5,906,579 4,046,760 — 9,953,339
Media ............................... 7,944,866 — — 7,944,866
Multiline Retail ........................ 7,048,211 — — 7,048,211
Oil, Gas & Consumable Fuels ............. 5,444,675 12,847,467 — 18,292,142
Personal Products ..................... 3,790,369 8,367,491 — 12,157,860
Pharmaceuticals ....................... 8,276,144 17,709,161 — 25,985,305
Professional Services ................... — 2,965,436 — 2,965,436
Semiconductors & Semiconductor Equipment . 9,552,260 4,718,635 — 14,270,895
Software ............................. 3,260,600 — — 3,260,600
Specialty Retail ........................ 8,538,642 4,411,896 — 12,950,538
Technology Hardware, Storage & Peripherals . — 7,132,966 — 7,132,966
Textiles, Apparel & Luxury Goods .......... — 589,605 — 589,605
Wireless Telecommunication Services ....... 7,506,275 — — 7,506,275
Short Term Investments ................... 2,376,802 26,100,000 — 28,476,802
Total Investments in Securities ........... $178,629,952 $159,161,152
o
$— $337,791,104
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
a
Includes foreign securities valued at $84,092,372, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $3,444,850, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $34,452,198, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $181,731, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $8,635,581, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
For detailed categories, see the accompanying schedule of investments.
g
Includes financial instruments determined to have no value at September 30, 2022.
h
Includes foreign securities valued at $146,880,883, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $135,961,662, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
Includes foreign securities valued at $49,967,736, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
k
Includes foreign securities valued at $2,120,284, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at September 30, 2022.
m
Includes foreign securities valued at $155,093,705, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
n
Includes foreign securities valued at $631,235,390, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
o
Includes foreign securities valued at $133,061,152, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $4,026,670 $— $— $— $— $— $— $1,749,629 $5,776,299 $1,749,629
Textiles, Apparel &
Luxury Goods ...... 1,330,614 — (1,068,276) — — — — (262,338) — —
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... 987,771 — — — — — — (208,824) 778,947 (208,824)
Software .......... 6,692,175 399,998
c
— — — — — (3,122,990) 3,969,183 (3,122,990)
Warrants :
Software .......... 31,313 —
c
— — — — — (11,826) 19,487 (11,826)
Total Investments in
Securities ............ $13,068,543 $399,998 $(1,068,276) $— $— $— $— $(1,856,349) $10,543,916 $(1,594,011)
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Media ........... $ 2,779 $ — $ — $ — $ — $ — $ — $ (1,811) $ 968 $ (1,811)
Multiline Retail ...... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels ............ —
c
— — — — — — — —
c
—
Warrants :
Oil, Gas & Consumable
Fuels ............ 3 — — — — — — (3) —
c
(3)
Corporate Bonds :
Multiline Retail ...... —
c
—
c
— — — — — — —
c
—
Marketplace Loans :
Diversified Financial
Services .......... 5,892,407 6,414,814 (3,536,104) — — — (156,950) (478,658) 8,135,509 (471,878)
Escrows and Litigation
Trusts ............. —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $5,895,189 $6,414,814 $(3,536,104) $— $— $— $(156,950) $(480,472) $8,136,477 $(473,692)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks
Leisure Products. . . $5,776,299 Market comparables Discount for lack of marketability
13.6% Decrease
EV / revenue multiple 5.4x Increase
c
Convertible Preferred Stocks
Diversified Consumer Services. . . 778,947 Discounted cash flow Discount for lack of marketability
15.6% Decrease
d
Weighted average
cost of capital
19.5% Decrease
d
Long-term growth rate 5.0% Increase
Volatility of peers 53.9% Decrease
Software. . . . . . . . . . . . . . . . . . . . 3,880,422 Market comparables Discount for lack of marketability
11.4% - 13.2%
(12.2%)
Decrease
d
EV / revenue multiple 7.8x - 29.3x
(14.9x)
Increase
d
Option pricing model Discount for lack of
marketability
16.7% Decrease
d
Underlying equity
value
$610.5mil Increase
d
Volatility of peers 51.3% Decrease
All Other Investments
.............
108,248
e
Total $10,543,916
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services 7,826,886 Discounted cash flow Loss-adjusted discount rate
2.6% - 11.0%
(8.4%)
Decrease
c
Projected loss rate 14.2% - 20.6%
(18.7%)
Decrease
c
All Other Investments
.............
309,591
e,f
Total
..........................
$8,136,477
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at September 30, 2022.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Abbreviations List EV - Enterprise value
Counterparty
BNDP
BNP Paribas SA
BNY
Bank of New York
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBC
HSBC Bank USA, NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
PLN
Polish Zloty
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
Index
CDX.NA.EM.Series
number
CDX North America Emerging Markets
Index
CDX.NA.HY.Series
number
CDX North America High Yield Index
CDX.NA.IG.Series
number
CDX North America Investment Grade
Index
MCDX.NA.Series
Number
MCDX North America Index
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities
Yield Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDR
Global Depositary Receipt
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
NYRS
New York Registry Shares
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
VIX
Market Volatility Index
7. Fair Value Measurements
(continued)
For additional information on the Funds’ significant policies, please refer to the Funds’ most recent semiannual or annual shareholder report.